OMB APPROVAL
OMB Number:	3235-0578
Expires:	January 31, 2016
Estimated average burden
hours per response	10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2014 is filed herewith.

MainStay Balanced Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 39.4%†
	Asset-Backed Securities 2.7%
	Auto Floor Plan 0.3%
	CNH Wholesale Master Note Trust Series 2013-2A, Class A 0.76%, due 8/15/19 (a)(b)	$950,000	$951,211
	Ford Credit Floorplan Master Owner Trust A
	Series 2013-5, Class A2 0.63%, due 9/15/18 (a)	700,000	701,764
	Series 2013-4, Class A2 0.71%, due 6/15/20 (a)	400,000	400,720
	Navistar Financial Dealer Note Master Trust Series 2013-2, Class A 0.838%, due 9/25/18 (a)(b)	425,000	426,626
			2,480,321
	Automobile 0.2%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.615%, due 1/7/25 (a)(b)	500,000	498,644
	Huntington Auto Trust Series 2012-2, Class A3 0.51%, due 4/17/17	700,000	699,945
			1,198,589
	Credit Cards 0.2%
	American Express Issuance Trust II Series 2013-2, Class A 0.59%, due 8/15/19 (a)	275,000	276,148
	Citibank Credit Card Issuance Trust Series 2013-A7, Class A7 0.591%, due 9/10/20 (a)	375,000	376,254
	Discover Card Execution Note Trust Series 2014-A1, Class A1 0.588%, due 7/15/21 (a)	600,000	600,595
			1,252,997
	Other ABS 2.0%
	Apidos CDO Series 2013-14A, Class A 1.389%, due 4/15/25 (a)(b)(c)	1,250,000	1,225,000
	Ares CLO, Ltd. Series 2013-2A Class A1 1.485%, due 7/28/25 (a)(b)(c)	1,175,000	1,156,200
	Babson CLO, Ltd. Series 2013-IA, Class A 1.337%, due 4/20/25 (a)(b)	1,300,000	1,284,673
	Ballyrock CDO, Ltd. Series 2013-1A, Class A 1.417%, due 5/20/25 (a)(b)	1,000,000	988,430
	Carlyle Global Market Strategies
	Series 2013-3A, Class A1A 1.359%, due 7/15/25 (a)(b)(c)	800,000	787,096
	Series 2013-2A, Class A1 1.387%, due 4/18/25 (a)(b)	500,000	490,460
	Cent CLO, L.P. Series 2013-18A, Class A 1.357%, due 7/23/25 (a)(b)	1,000,000	986,720
	CNH Equipment Trust Series 2012-C, Class A3 0.57%, due 12/15/17	500,000	500,322
	Dryden Senior Loan Fund Series 2014-31A, Class A 1.586%, due 4/18/26 (a)(b)	820,000	814,096
	Jamestown CLO, Ltd. Series 2013-3A, Class A1A 1.693%, due 1/15/26 (a)(b)(c)	1,100,000	1,091,420
	Nomad CLO, Ltd. Series 2013-1A, Class A1 1.439%, due 1/15/25 (a)(b)	800,000	787,440
	Octagon Investment Partners XVII, Ltd. Series 2013-1A, Class A1 1.569%, due 10/25/25 (a)(b)(c)	1,150,000	1,141,375
	OHA Loan Funding, Ltd. Series 2013-1A, Class A 1.487%, due 7/23/25 (a)(b)	1,200,000	1,186,764
	RacePoint CLO, Ltd. Series 2013-8A, Class A 1.487%, due 2/20/25 (a)(b)	780,000	774,727
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.409%, due 4/15/25 (a)(b)	800,000	792,936
			14,007,659
	Total Asset-Backed Securities (Cost $19,077,258)		18,939,566

	Convertible Bond 0.0%‡
	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/15/49 (c)(d)(e)(f)	177,810	18

	Total Convertible Bond (Cost $13,325)		18

	Corporate Bonds 16.2%
	Aerospace & Defense 0.3%
	BAE Systems PLC 3.50%, due 10/11/16 (b)	350,000	366,831
	General Dynamics Corp. 2.25%, due 7/15/16	200,000	207,304
	Northrop Grumman Corp. 3.25%, due 8/1/23	450,000	430,929
	United Technologies Corp. 1.80%, due 6/1/17	950,000	970,057
			1,975,121
	Auto Manufacturers 0.2%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	375,000	379,610
	3.875%, due 9/15/21 (b)	500,000	523,116
	Volkswagen International Finance N.V. 1.15%, due 11/20/15 (b)	250,000	252,135
			1,154,861
	Banks 5.3%
	Abbey National Treasury Services PLC 3.05%, due 8/23/18	725,000	749,098
	American Express Bank FSB 6.00%, due 9/13/17	625,000	720,006
¤	Bank of America Corp.
	2.00%, due 1/11/18	900,000	900,787
	2.60%, due 1/15/19	800,000	804,559
	4.10%, due 7/24/23	1,240,000	1,251,068
	5.65%, due 5/1/18	925,000	1,053,986
	BB&T Corp.
	0.897%, due 2/1/19 (a)	1,150,000	1,147,760
	1.103%, due 6/15/18 (a)	725,000	734,967
	1.45%, due 1/12/18	300,000	296,064
	Citigroup, Inc.
	4.587%, due 12/15/15	490,000	522,703
	5.375%, due 8/9/20	700,000	793,389
	6.00%, due 8/15/17	400,000	457,021
	6.01%, due 1/15/15	68,000	71,368
	Commonwealth Bank of Australia 0.745%, due 9/20/16 (a)(b)	750,000	751,768
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 3.375%, due 1/19/17	250,000	266,718
	Credit Agricole S.A. 1.625%, due 4/15/16 (b)	675,000	681,277
	Export-Import Bank of Korea 1.75%, due 2/27/18	200,000	197,544
¤	Goldman Sachs Group, Inc. (The)
	1.341%, due 11/15/18 (a)	700,000	701,620
	2.375%, due 1/22/18	1,565,000	1,576,720
	5.375%, due 3/15/20	450,000	503,215
	6.00%, due 6/15/20	175,000	201,723
	HSBC Bank PLC 4.125%, due 8/12/20 (b)	1,150,000	1,234,074
	HSBC USA, Inc. 1.128%, due 9/24/18 (a)	400,000	404,912
	Huntington Bancshares, Inc. 2.60%, due 8/2/18	1,065,000	1,079,823
	ING Bank N.V. 5.80%, due 9/25/23 (b)	1,415,000	1,481,269
	Intesa Sanpaolo S.p.A.
	2.375%, due 1/13/17	975,000	974,298
	5.25%, due 1/12/24	1,000,000	1,012,657
	JPMorgan Chase & Co.
	3.375%, due 5/1/23	1,000,000	939,094
	4.50%, due 1/24/22	750,000	800,911
	Korea Development Bank (The)
	1.50%, due 1/22/18	200,000	194,441
	3.875%, due 5/4/17	400,000	424,889
	Lloyds Bank PLC 2.30%, due 11/27/18	300,000	301,404
¤	Morgan Stanley
	4.10%, due 5/22/23	850,000	827,771
	4.875%, due 11/1/22	575,000	597,318
	5.50%, due 1/26/20	1,130,000	1,275,781
	5.625%, due 9/23/19	600,000	685,507
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	1,325,000	1,355,210
	Santander UK PLC 5.00%, due 11/7/23 (b)	1,730,000	1,747,404
	Skandinaviska Enskilda Banken AB 1.75%, due 3/19/18 (b)	1,200,000	1,189,932
	Societe Generale S.A.
	1.327%, due 10/1/18 (a)	675,000	678,539
	2.75%, due 10/12/17	350,000	360,787
	5.00%, due 1/17/24 (b)	1,150,000	1,135,874
	Sumitomo Mitsui Trust Bank, Ltd. 1.024%, due 9/16/16 (a)(b)	475,000	478,447
	SunTrust Banks, Inc. 2.35%, due 11/1/18	275,000	276,759
	Swedbank AB 1.75%, due 3/12/18 (b)	950,000	940,500
	Union Bank N.A. 0.996%, due 9/26/16 (a)	250,000	252,163
	Wells Fargo & Co.
	2.15%, due 1/15/19	1,125,000	1,126,746
	4.125%, due 8/15/23	575,000	573,614
			36,733,485
	Beverages 0.3%
	Anheuser-Busch InBev Finance, Inc. 2.15%, due 2/1/19	800,000	805,416
	Anheuser-Busch InBev Worldwide, Inc. 4.375%, due 2/15/21	300,000	329,033
	Diageo Capital PLC 1.50%, due 5/11/17	250,000	251,271
	SABMiller Holdings, Inc. 2.45%, due 1/15/17 (b)	575,000	594,542
			1,980,262
	Building Materials 0.0%‡
	CRH America, Inc. 4.125%, due 1/15/16	250,000	263,715

	Chemicals 0.3%
	Dow Chemical Co. (The) 5.70%, due 5/15/18	144,000	165,183
	LYB International Finance B.V. 4.00%, due 7/15/23	975,000	983,716
	NewMarket Corp. 4.10%, due 12/15/22	1,065,000	1,042,041
			2,190,940
	Computers 0.2%
	Hewlett-packard Co. 2.75%, due 1/14/19	1,350,000	1,359,531

	Cosmetics & Personal Care 0.0%‡
	Procter & Gamble Co. (The) 1.45%, due 8/15/16	150,000	152,386

	Diversified Financial Services 0.3%
	General Electric Capital Corp.
	2.30%, due 4/27/17	775,000	799,407
	5.50%, due 1/8/20	525,000	606,326
	6.00%, due 8/7/19	750,000	886,067
			2,291,800
	Electric 1.7%
	Commonwealth Edison Co. 1.95%, due 9/1/16	350,000	358,785
	Dayton Power & Light Co. (The) 1.875%, due 9/15/16 (b)	275,000	280,044
	Electricite De France 2.15%, due 1/22/19 (b)	700,000	696,325
	Entergy Louisiana LLC
	1.875%, due 12/15/14	150,000	151,859
	3.30%, due 12/1/22	150,000	145,891
	Entergy Mississippi, Inc. 3.10%, due 7/1/23	150,000	144,689
	FirstEnergy Corp. 4.25%, due 3/15/23	875,000	849,476
	GDF Suez 1.625%, due 10/10/17 (b)	450,000	451,791
	Great Plains Energy, Inc.
	4.85%, due 6/1/21	210,000	225,834
	5.292%, due 6/15/22 (g)	190,000	209,337
	Hydro-Quebec 2.00%, due 6/30/16	550,000	566,743
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,239,607
	NextEra Energy Capital Holdings, Inc.
	1.20%, due 6/1/15	250,000	251,445
	1.339%, due 9/1/15	1,000,000	1,008,095
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (b)	325,000	307,931
	NiSource Finance Corp. 4.45%, due 12/1/21	400,000	414,148
	Pepco Holdings, Inc. 2.70%, due 10/1/15	500,000	512,672
	PPL Capital Funding, Inc.
	3.50%, due 12/1/22	400,000	389,136
	4.20%, due 6/15/22	300,000	307,958
	Progress Energy, Inc. 6.05%, due 3/15/14	737,000	741,575
	Puget Energy, Inc. 5.625%, due 7/15/22	1,500,000	1,678,279
	Westar Energy, Inc. 6.00%, due 7/1/14	400,000	409,078
			11,340,698
	Electronics 0.2%
	Thermo Fisher Scientific, Inc. 2.40%, due 2/1/19	1,355,000	1,356,427

	Finance - Auto Loans 0.5%
	American Honda Finance Corp. 0.74%, due 10/7/16 (a)	225,000	226,554
	Ford Motor Credit Co. LLC
	3.00%, due 6/12/17	1,100,000	1,143,465
	4.375%, due 8/6/23	1,855,000	1,883,743
			3,253,762
	Finance - Commercial 0.1%
	Caterpillar Financial Services Corp. 2.05%, due 8/1/16	725,000	747,112

	Finance - Consumer Loans 0.2%
	John Deere Capital Corp.
	1.25%, due 12/2/14	150,000	151,116
	1.70%, due 1/15/20	675,000	650,181
	2.80%, due 9/18/17	150,000	157,764
	5.75%, due 9/10/18	150,000	175,473
			1,134,534
	Finance - Credit Card 0.2%
	Capital One Bank USA N.A. 2.15%, due 11/21/18	1,540,000	1,540,907

	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (b)	400,000	410,412

	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp. 2.35%, due 6/15/20	450,000	441,448

	Food 0.7%
	Ingredion, Inc.
	1.80%, due 9/25/17	250,000	244,452
	4.625%, due 11/1/20	650,000	698,105
	Mondelez International, Inc.
	2.25%, due 2/1/19	1,400,000	1,399,547
	4.125%, due 2/9/16	1,425,000	1,515,218
	Safeway, Inc. 3.40%, due 12/1/16	750,000	785,831
			4,643,153
	Gas 0.0%‡
	Sempra Energy 2.30%, due 4/1/17	200,000	205,659

	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	175,000	176,564

	Health Care - Products 0.1%
	Zimmer Holdings, Inc. 1.40%, due 11/30/14	325,000	327,229

	Insurance 0.9%
	American International Group, Inc. 4.125%, due 2/15/24	625,000	632,649
	Assurant, Inc. 2.50%, due 3/15/18	850,000	844,179
	Five Corners Funding Trust 4.419%, due 11/15/23 (b)	750,000	753,117
	ING U.S., Inc. 2.90%, due 2/15/18	1,100,000	1,134,387
	Markel Corp. 3.625%, due 3/30/23	625,000	603,169
	MetLife, Inc. 1.756%, due 12/15/17	350,000	350,988
	Metropolitan Life Global Funding I 5.125%, due 6/10/14 (b)	750,000	762,402
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	250,000	272,192
	Principal Financial Group, Inc. 8.875%, due 5/15/19	450,000	579,735
	QBE Insurance Group, Ltd. 2.40%, due 5/1/18 (b)	325,000	314,938
			6,247,756
	Iron & Steel 0.2%
	ArcelorMittal 4.25%, due 2/25/15	250,000	255,000
	Carpenter Technology Corp. 4.45%, due 3/1/23	350,000	345,728
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	550,000	551,770
			1,152,498
	Media 0.1%
	COX Communications, Inc. 5.45%, due 12/15/14	192,000	199,968
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	300,000	314,965
	Viacom, Inc. 1.25%, due 2/27/15	400,000	402,492
			917,425
	Mining 0.5%
	Barrick Gold Corp. 4.10%, due 5/1/23	1,665,000	1,536,973
	BHP Billiton Finance USA, Ltd. 1.875%, due 11/21/16	450,000	461,580
	Rio Tinto Finance USA PLC 1.084%, due 6/17/16 (a)	625,000	630,595
	Rio Tinto Finance USA, Ltd.
	2.25%, due 9/20/16	475,000	488,101
	3.50%, due 11/2/20	515,000	527,850
			3,645,099
	Oil & Gas 0.7%
	Anadarko Petroleum Corp. 5.95%, due 9/15/16	800,000	892,346
	Apache Corp. 3.625%, due 2/1/21	375,000	393,401
	BP Capital Markets PLC 1.846%, due 5/5/17	225,000	229,254
	Petrobras International Finance Co.
	2.875%, due 2/6/15	625,000	633,750
	5.375%, due 1/27/21	1,000,000	987,375
	Petroleos Mexicanos
	3.125%, due 1/23/19 (b)	300,000	301,211
	3.50%, due 1/30/23	300,000	271,275
	Plains Exploration & Production Co. 6.75%, due 2/1/22	200,000	219,250
	Rowan Companies, Inc. 4.75%, due 1/15/24	450,000	455,740
	Statoil ASA 3.125%, due 8/17/17	125,000	132,896
	Total Capital International S.A. 1.55%, due 6/28/17	200,000	202,388
			4,718,886
	Oil & Gas Services 0.0%‡
	Cameron International Corp. 1.60%, due 4/30/15	125,000	125,596

	Packaging & Containers 0.3%
	Bemis Co., Inc. 5.65%, due 8/1/14	775,000	795,008
	Packaging Corp of America 4.50%, due 11/1/23	1,480,000	1,525,432
			2,320,440
	Pharmaceuticals 0.2%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	500,000	571,964
	Sanofi 4.00%, due 3/29/21	475,000	510,230
	Teva Pharmaceutical Finance Co. B.V. 2.40%, due 11/10/16	300,000	310,589
			1,392,783
	Pipelines 0.5%
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	950,000	976,289
	Enterprise Products Operating LLC 1.25%, due 8/13/15	250,000	251,814
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	800,000	1,033,253
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	425,000	437,129
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	525,000	483,266
			3,181,751
	Real Estate 0.0%‡
	WEA Finance LLC / WT Finance Australia Property, Ltd. 5.75%, due 9/2/15 (b)	250,000	268,730

	Real Estate Investment Trusts 1.2%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	1,525,000	1,680,345
	CBL & Associates, L.P. 5.25%, due 12/1/23	1,390,000	1,431,546
	DDR Corp. 4.75%, due 4/15/18	800,000	869,342
	Hospitality Properties Trust 6.30%, due 6/15/16	600,000	646,202
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	325,000	361,993
	Liberty Property, L.P. 4.40%, due 2/15/24	275,000	275,752
	National Retail Properties, Inc. 6.25%, due 6/15/14	225,000	229,277
	ProLogis, L.P.
	4.25%, due 8/15/23	1,180,000	1,187,616
	6.625%, due 5/15/18	1,372,000	1,610,743
			8,292,816
	Retail 0.1%
	Home Depot, Inc. (The) 4.40%, due 4/1/21	500,000	551,337

	Semiconductors 0.1%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	525,000	525,377

	Software 0.1%
	Fiserv, Inc. 4.75%, due 6/15/21	500,000	529,711

	Telecommunications 0.4%
	Orange S.A.
	2.75%, due 9/14/16	325,000	337,388
	2.75%, due 2/6/19	475,000	476,092
	Verizon Communications, Inc.
	2.00%, due 11/1/16	300,000	306,530
	5.15%, due 9/15/23	1,415,000	1,538,341
	Vodafone Group PLC 1.25%, due 9/26/17	350,000	345,311
			3,003,662
	Textiles 0.0%‡
	Mohawk Industries, Inc. 3.85%, due 2/1/23	300,000	293,625

	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	400,000	446,876

	Total Corporate Bonds (Cost $109,017,366)		111,294,374

	Foreign Government Bonds 0.6%
	Regional (State & Province) 0.2%
	Province of Ontario 1.10%, due 10/25/17	950,000	942,210
	Province of Quebec 3.50%, due 7/29/20	400,000	423,440
			1,365,650
	Sovereign 0.4%
	Brazilian Government International Bond 2.625%, due 1/5/23	500,000	426,000
	Italy Government International Bond 4.75%, due 1/25/16	500,000	534,000
	Poland Government International Bond 5.00%, due 3/23/22	150,000	160,500
	Romanian Government International Bond 4.375%, due 8/22/23 (b)	750,000	711,562
	Russian Federation 3.50%, due 1/16/19 (b)	600,000	604,500
	Turkey Government International Bond 6.75%, due 4/3/18	275,000	297,688
			2,734,250
	Total Foreign Government Bonds (Cost $4,194,765)		4,099,900

	Mortgage-Backed Securities 0.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.6%
	Boca Hotel Portfolio Trust Series 2013-BOCA, Class A 1.31%, due 8/15/26 (a)(b)	738,606	740,007
	Commercial Mortgage Pass Through Certificates Series 2013-THL, Class A2 1.213%, due 6/8/30 (a)(b)	800,000	799,335
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	500,000	511,459
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	423,595	456,645
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	600,000	658,979
	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	514,665
	Morgan Stanley Capital I, Inc. Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	600,000	665,338
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	100,000	109,508

	Total Mortgage-Backed Securities (Cost $4,486,690)		4,455,936

	U.S. Government & Federal Agencies 19.2%
	Federal Home Loan Bank 0.2%
	1.30%, due 6/5/18	375,000	369,403
	1.375%, due 5/28/14	1,000,000	1,004,135
			1,373,538
¤	Federal Home Loan Mortgage Corporation 0.9%
	0.875%, due 3/7/18	600,000	588,768
	1.00%, due 9/27/17	225,000	223,797
	1.00%, due 9/29/17	750,000	744,823
	1.125%, due 5/25/18	600,000	590,560
	1.20%, due 6/12/18	650,000	644,856
	1.25%, due 10/2/19	750,000	720,916
	1.75%, due 9/10/15	1,000,000	1,023,665
	1.75%, due 5/30/19	1,750,000	1,740,286
			6,277,671
¤	Federal National Mortgage Association 1.1%
	0.375%, due 3/16/15	1,250,000	1,252,675
	0.70%, due 9/6/16	450,000	449,611
	0.875%, due 12/20/17	500,000	493,289
	0.875%, due 2/8/18	2,150,000	2,113,685
	0.875%, due 5/21/18	450,000	439,721
	1.00%, due 12/28/17	300,000	295,784
	1.00%, due 2/15/18	650,000	637,848
	1.25%, due 1/30/17	1,625,000	1,647,576
	2.75%, due 3/13/14	400,000	401,186
			7,731,375
¤	United States Treasury Notes 17.0%
	0.25%, due 2/28/15	600,000	600,539
	0.25%, due 12/15/15	5,670,000	5,664,460
	0.25%, due 12/31/15	14,185,000	14,168,928
	0.25%, due 4/15/16	7,590,000	7,563,906
	0.375%, due 1/15/16	1,200,000	1,201,031
	0.375%, due 2/15/16	5,450,000	5,451,700
	0.50%, due 6/15/16	1,425,000	1,426,224
	0.625%, due 7/15/16	2,400,000	2,407,500
	0.625%, due 8/15/16	575,000	576,303
	0.625%, due 10/15/16	6,600,000	6,606,191
	0.625%, due 11/15/16	5,100,000	5,101,193
	0.625%, due 12/15/16	825,000	824,484
	0.75%, due 1/15/17	4,100,000	4,108,327
	0.75%, due 12/31/17	5,475,000	5,396,297
	0.875%, due 9/15/16	5,100,000	5,141,835
	1.00%, due 5/31/18	1,590,000	1,571,119
	1.25%, due 10/31/18	575,000	570,148
	1.25%, due 11/30/18	2,995,000	2,965,284
	1.375%, due 6/30/18	2,925,000	2,932,541
	1.375%, due 7/31/18	3,650,000	3,655,417
	1.375%, due 9/30/18	7,675,000	7,663,610
	1.50%, due 8/31/18	7,725,000	7,767,248
	1.50%, due 12/31/18	3,510,000	3,512,194
	1.625%, due 11/15/22	5,600	5,192
	1.75%, due 10/31/20	6,300,000	6,167,108
	2.00%, due 7/31/20	2,800,000	2,800,655
	2.00%, due 9/30/20	1,800,000	1,793,390
	2.125%, due 1/31/21	3,000,000	3,012,657
	2.25%, due 7/31/18	1,255,000	1,305,592
	2.375%, due 12/31/20	1,700,000	1,728,023
	2.50%, due 8/15/23	2,300,000	2,272,687
	2.75%, due 11/15/23	665,000	669,780
			116,631,563
	Total U.S. Government & Federal Agencies (Cost $131,808,711)		132,014,147

	Yankee Bond 0.1% (h)
	Transportation 0.1%
	Canadian National Railway Co. 1.45%, due 12/15/16	400,000	405,862

	Total Yankee Bond (Cost $398,245)		405,862

	Total Long-Term Bonds (Cost $268,996,360)		271,209,803

		Shares	Value
	Common Stocks 58.7%
	Aerospace & Defense 1.5%
	Alliant Techsystems, Inc.	4,991	717,207
	Exelis, Inc.	82,554	1,617,233
	General Dynamics Corp.	10,762	1,090,298
	L-3 Communications Holdings, Inc.	14,099	1,565,976
	Northrop Grumman Corp.	9,502	1,097,956
	Raytheon Co.	12,023	1,143,026
	Spirit AeroSystems Holdings, Inc. Class A (i)	57,970	1,965,763
	United Technologies Corp.	8,339	950,813
			10,148,272
	Agriculture 0.7%
	Archer-Daniels-Midland Co.	27,170	1,072,671
	Bunge, Ltd.	34,972	2,649,479
	Reynolds American, Inc.	16,946	821,881
			4,544,031
	Airlines 1.0%
	Alaska Air Group, Inc.	21,454	1,696,368
	Delta Air Lines, Inc.	76,589	2,344,389
	Southwest Airlines Co.	148,055	3,101,752
			7,142,509
	Apparel 0.2%
	Deckers Outdoor Corp. (i)	21,126	1,646,772

	Auto Manufacturers 0.6%
	Ford Motor Co.	53,982	807,571
	General Motors Co. (i)	25,988	937,647
	Oshkosh Corp.	40,157	2,174,100
	PACCAR, Inc.	5,669	317,464
			4,236,782
	Auto Parts & Equipment 0.5%
	Johnson Controls, Inc.	23,010	1,061,221
	Lear Corp.	27,041	1,955,875
	TRW Automotive Holdings Corp. (i)	1,038	76,968
			3,094,064
	Banks 3.4%
¤	Bank of America Corp.	49,387	827,232
	Bank of New York Mellon Corp.	33,584	1,073,345
	BB&T Corp.	25,272	945,425
	Capital One Financial Corp.	15,251	1,076,873
	CIT Group, Inc.	52,461	2,442,060
	Citigroup, Inc.	19,648	931,905
	Comerica, Inc.	38,572	1,766,598
	Fifth Third Bancorp	161,838	3,401,835
	First Republic Bank	9,883	479,622
¤	Goldman Sachs Group, Inc. (The)	5,763	945,824
	JPMorgan Chase & Co.	19,189	1,062,303
	KeyCorp	169,769	2,166,252
	M&T Bank Corp.	43	4,795
¤	Morgan Stanley	27,514	811,938
	PNC Financial Services Group, Inc.	13,342	1,065,759
	Regions Financial Corp.	655	6,661
	State Street Corp.	15,763	1,055,333
	SunTrust Banks, Inc.	49,714	1,840,412
	U.S. Bancorp	20,718	823,126
	Wells Fargo & Co.	18,069	819,248
			23,546,546
	Chemicals 1.0%
	Air Products & Chemicals, Inc.	7,771	817,043
	Cabot Corp.	1,027	49,984
	CF Industries Holdings, Inc.	12,999	3,000,949
	Dow Chemical Co. (The)	23,822	1,084,139
	Mosaic Co. (The)	18,437	823,397
	PPG Industries, Inc.	5,816	1,060,606
			6,836,118
	Coal 0.1%
	Peabody Energy Corp.	28,842	491,756

	Commercial Services 1.5%
	Apollo Education Group, Inc. (i)	15,962	515,413
	Booz Allen Hamilton Holding Corp.	21,829	399,034
	CoreLogic, Inc. (i)	55,529	1,768,599
	DeVry, Inc.	43,586	1,575,198
	Leidos Holdings, Inc.	7,729	350,433
	ManpowerGroup, Inc.	26,860	2,092,394
	R.R. Donnelley & Sons Co.	90,648	1,674,269
	Towers Watson & Co. Class A	19,458	2,275,029
			10,650,369
	Computers 2.5%
	Apple, Inc.	2,127	1,064,776
	Brocade Communications Systems, Inc. (i)	222,460	2,077,777
	Computer Sciences Corp.	44,608	2,694,769
	DST Systems, Inc.	16,711	1,520,701
	EMC Corp.	43,230	1,047,895
	Hewlett-Packard Co.	36,720	1,064,880
	Lexmark International, Inc. Class A	51,455	2,016,522
	SanDisk Corp.	33,142	2,305,026
¤	Western Digital Corp.	41,235	3,553,220
			17,345,566
	Cosmetics & Personal Care 0.1%
	Procter & Gamble Co. (The)	10,609	812,862

	Diversified Financial Services 0.3%
	Artisan Partners Asset Management, Inc. Class A	24,570	1,558,229
	IntercontinentalExchange Group, Inc.	3,679	768,139
			2,326,368
	Electric 3.7%
	AES Corp. (The)	175,403	2,466,166
	Alliant Energy Corp.	3,184	165,441
	Ameren Corp.	49,132	1,859,155
	American Electric Power Co., Inc.	17,309	844,852
	CMS Energy Corp.	71,242	1,979,815
	Consolidated Edison, Inc.	13,470	732,903
	Dominion Resources, Inc.	12,427	843,918
	DTE Energy Co.	39,994	2,728,391
	Duke Energy Corp.	11,940	843,203
	Edison International	66,487	3,202,014
	Exelon Corp.	29,222	847,438
	NextEra Energy, Inc.	9,280	853,110
	PG&E Corp.	20,126	848,311
	Pinnacle West Capital Corp.	17,986	946,603
	PPL Corp.	23,015	703,568
	Public Service Enterprise Group, Inc.	75,078	2,503,100
	Southern Co.	20,146	830,821
	Wisconsin Energy Corp.	6,888	293,911
	Xcel Energy, Inc.	68,077	1,968,106
			25,460,826
	Electrical Components & Equipment 0.5%
	Emerson Electric Co.	16,226	1,069,942
	Energizer Holdings, Inc.	21,280	2,010,960
			3,080,902
	Electronics 0.3%
	Agilent Technologies, Inc.	5,443	316,510
	Jabil Circuit, Inc.	18,006	323,568
	Thermo Fisher Scientific, Inc.	8,453	973,278
	Vishay Intertechnology, Inc. (i)	28,506	387,112
			2,000,468
	Engineering & Construction 0.1%
	AECOM Technology Corp. (i)	23,051	660,872

	Entertainment 0.3%
	Gaming and Leisure Properties, Inc.	7,702	267,259
	Regal Entertainment Group Class A	87,890	1,713,855
			1,981,114
	Environmental Controls 0.2%
	Waste Management, Inc.	25,946	1,084,024

	Finance - Credit Card 0.2%
	Discover Financial Services	19,740	1,059,051

	Finance - Investment Banker/Broker 0.9%
	Charles Schwab Corp. (The)	33,405	829,112
	Interactive Brokers Group, Inc. Class A	72,078	1,528,054
	LPL Financial Holdings, Inc.	28,591	1,530,476
	Raymond James Financial, Inc.	41,222	2,098,612
			5,986,254
	Finance - Other Services 0.4%
	CME Group, Inc.	11,386	851,217
	NASDAQ OMX Group, Inc. (The)	51,632	1,969,761
			2,820,978
	Food 1.1%
	Kellogg Co.	14,112	818,214
	Mondelez International, Inc. Class A	24,970	817,768
	Safeway, Inc.	72,001	2,249,311
	Sysco Corp.	23,503	824,485
	Tyson Foods, Inc. Class A	69,766	2,609,248
			7,319,026
	Forest Products & Paper 0.3%
	Domtar Corp.	20,408	2,192,023

	Gas 0.8%
	AGL Resources, Inc.	28,561	1,364,645
	CenterPoint Energy, Inc.	51,576	1,206,878
	Sempra Energy	8,436	782,102
	UGI Corp.	50,618	2,196,315
			5,549,940
	Health Care - Products 1.2%
	Alere, Inc. (i)	11,246	426,223
¤	Boston Scientific Corp. (i)	270,609	3,661,340
	Covidien PLC	13,906	948,946
	Hill-Rom Holdings, Inc.	43,612	1,581,807
	Medtronic, Inc.	16,761	948,002
	Stryker Corp.	12,284	953,239
	Zimmer Holdings, Inc.	198	18,606
			8,538,163
	Health Care - Services 2.0%
	Aetna, Inc.	13,880	948,420
	Cigna Corp.	10,546	910,225
	Community Health Systems, Inc. (i)	3,817	158,062
	HCA Holdings, Inc. (i)	58,885	2,960,149
	Health Net, Inc. (i)	60,385	1,986,063
	Humana, Inc.	27,868	2,711,556
	LifePoint Hospitals, Inc. (i)	34,776	1,843,476
	UnitedHealth Group, Inc.	14,953	1,080,803
	Universal Health Services, Inc. Class B	932	76,443
	WellPoint, Inc.	12,481	1,073,366
			13,748,563
	Home Furnishing 0.4%
	Harman International Industries, Inc.	9,379	970,070
	Whirlpool Corp.	12,022	1,602,533
			2,572,603
	Household Products & Wares 0.1%
	Kimberly-Clark Corp.	8,827	965,409

	Insurance 5.6%
	ACE, Ltd.	10,046	942,415
	Aflac, Inc.	17,154	1,076,928
	Alleghany Corp. (i)	1,938	721,576
	Allstate Corp. (The)	18,258	934,810
	American Financial Group, Inc.	6,888	378,289
	American International Group, Inc.	22,223	1,065,815
	American National Insurance Co.	6,057	629,928
	Aspen Insurance Holdings, Ltd.	35,153	1,367,452
	Assurant, Inc.	19,847	1,297,001
	Axis Capital Holdings, Ltd.	43,102	1,940,452
	Berkshire Hathaway, Inc. Class B (i)	8,488	947,261
	Chubb Corp. (The)	10,943	925,121
	CNA Financial Corp.	3,124	122,711
	Endurance Specialty Holdings, Ltd.	13,330	698,359
	Everest Re Group, Ltd.	15,825	2,290,827
	Fidelity National Financial, Inc. Class A	51,541	1,625,603
	Genworth Financial, Inc. Class A (i)	151,740	2,238,165
	Hartford Financial Services Group, Inc. (The)	4,211	140,016
	Kemper Corp.	6,106	224,396
	Lincoln National Corp.	57,831	2,777,623
	Loews Corp.	18,482	824,112
	Marsh & McLennan Cos., Inc.	18,021	823,740
	MetLife, Inc.	16,863	827,130
	Old Republic International Corp.	8,449	131,973
	PartnerRe, Ltd.	21,433	2,104,078
	Protective Life Corp.	39,179	1,920,163
	Prudential Financial, Inc.	9,827	829,301
	Reinsurance Group of America, Inc.	23,881	1,783,194
	StanCorp Financial Group, Inc.	28,457	1,828,362
	Travelers Companies, Inc. (The)	12,961	1,053,470
	Unum Group	73,846	2,377,841
	Validus Holdings, Ltd.	36,038	1,294,485
	W.R. Berkley Corp.	4,048	156,900
			38,299,497
	Internet 0.3%
	AOL, Inc. (i)	1,591	73,313
	CDW Corp.	6,915	163,678
	Symantec Corp.	8,218	175,948
	Twitter, Inc. (i)	15,890	1,024,905
	Yahoo!, Inc. (i)	23,610	850,432
			2,288,276
	Investment Company 0.1%
	American Capital Ltd. (i)	55,179	861,344

	Investment Management/Advisory Services 0.2%
	Ameriprise Financial, Inc.	6,050	639,122
	BlackRock, Inc.	3,156	948,283
	Invesco, Ltd.	2,675	88,944
			1,676,349
	Iron & Steel 0.9%
	Cliffs Natural Resources, Inc.	83,413	1,611,539
	Nucor Corp.	3,566	172,416
	Reliance Steel & Aluminum Co.	14,531	1,016,443
	Steel Dynamics, Inc.	106,167	1,751,756
	United States Steel Corp.	72,225	1,885,795
			6,437,949
	Leisure Time 0.2%
	Carnival Corp.	23,891	936,288
	Royal Caribbean Cruises, Ltd.	14,560	722,176
			1,658,464
	Lodging 0.4%
	MGM Resorts International (i)	106,331	2,590,223

	Machinery - Construction & Mining 0.2%
	Caterpillar, Inc.	11,758	1,104,194

	Machinery - Diversified 0.4%
	AGCO Corp.	26,848	1,431,804
	Cummins, Inc.	8,286	1,052,156
			2,483,960
	Media 2.4%
	CBS Corp. Class B	14,272	838,052
	Comcast Corp. Class A	20,083	1,093,519
	Gannett Co., Inc.	41,039	1,129,804
	Graham Holdings Co. Class B	2,915	1,824,965
	John Wiley & Sons, Inc. Class A	27,953	1,513,375
	Liberty Global PLC Class A (i)	11,686	934,062
	Liberty Media Corp. Class A (i)	10,392	1,367,483
	McGraw Hill Financial, Inc.	27,478	2,089,427
	News Corp. Class A (i)	65,698	1,048,540
	Sirius XM Holdings, Inc. (i)	263,151	942,081
	Thomson Reuters Corp.	26,285	947,837
	Time Warner, Inc.	15,158	952,377
	Twenty-First Century Fox, Inc. Class A	26,807	852,999
	Walt Disney Co. (The)	13,244	961,647
			16,496,168
	Mining 0.5%
	Alcoa, Inc.	229,706	2,643,916
	Freeport-McMoRan Copper & Gold, Inc.	29,211	946,729
			3,590,645
	Miscellaneous - Manufacturing 1.1%
	3M Co.	7,252	929,634
	Danaher Corp.	12,573	935,305
	Eaton Corp. PLC	11,210	819,339
	General Electric Co.	32,573	818,560
	Illinois Tool Works, Inc.	12,061	951,251
	Ingersoll-Rand PLC	9,145	537,635
	Parker Hannifin Corp.	5,125	581,021
	Pentair, Ltd.	780	57,977
	Trinity Industries, Inc.	37,144	2,162,895
			7,793,617
	Office & Business Equipment 0.7%
	Pitney Bowes, Inc.	81,198	2,044,566
	Xerox Corp.	253,527	2,750,768
			4,795,334
	Oil & Gas 3.8%
	Anadarko Petroleum Corp.	11,620	937,618
	Apache Corp.	11,659	935,751
	Chesapeake Energy Corp.	118,440	3,187,220
	Chevron Corp.	8,143	909,003
	Cimarex Energy Co.	5,133	502,931
	ConocoPhillips	14,352	932,162
	Denbury Resources, Inc. (i)	11,349	182,378
	Devon Energy Corp.	16,008	947,994
	EOG Resources, Inc.	5,737	947,982
	Exxon Mobil Corp.	9,932	915,333
	Helmerich & Payne, Inc.	48	4,226
	Hess Corp.	12,259	925,432
	HollyFrontier Corp.	18,333	848,818
	Marathon Oil Corp.	32,252	1,057,543
	Marathon Petroleum Corp.	12,316	1,072,108
	Murphy Oil Corp.	20,212	1,144,201
	Nabors Industries, Ltd.	66,096	1,128,920
	Newfield Exploration Co. (i)	28,837	714,293
	Noble Energy, Inc.	9,495	591,823
	Occidental Petroleum Corp.	10,756	941,903
	Patterson-UTI Energy, Inc.	79,348	2,038,450
	PBF Energy, Inc. Class A	49,936	1,294,841
	Phillips 66	14,365	1,049,938
	Tesoro Corp.	34,219	1,762,963
	Valero Energy Corp.	20,731	1,059,354
	WPX Energy, Inc. (i)	1,830	34,862
			26,068,047
	Oil & Gas Services 1.0%
	Baker Hughes, Inc.	19,093	1,081,428
	MRC Global, Inc. (i)	55,395	1,546,628
	National Oilwell Varco, Inc.	12,935	970,254
	Oil States International, Inc. (i)	20,573	1,932,833
	RPC, Inc.	87,002	1,481,644
	Superior Energy Services, Inc.	3,259	77,043
			7,089,830
	Packaging & Containers 0.0%‡
	Greif, Inc. Class A	2,207	111,740
	Rock-Tenn Co. Class A	39	3,958
			115,698
	Pharmaceuticals 2.4%
	Abbott Laboratories	22,978	842,373
	Bristol-Myers Squibb Co.	16,403	819,658
¤	Cardinal Health, Inc.	59,806	4,068,004
	Eli Lilly & Co.	19,766	1,067,562
	Express Scripts Holding Co. (i)	14,457	1,079,793
	Forest Laboratories, Inc. (i)	2,844	188,557
	Johnson & Johnson	10,626	940,082
	Mallinckrodt PLC (i)	17,120	990,050
	Merck & Co., Inc.	20,410	1,081,118
	Omnicare, Inc.	36,810	2,299,153
	Pfizer, Inc.	35,390	1,075,856
	Quintiles Transnational Holdings, Inc. (i)	9,988	475,728
	VCA Antech, Inc. (i)	51,239	1,636,574
			16,564,508
	Pipelines 0.4%
	Kinder Morgan, Inc.	24,157	821,580
	Spectra Energy Corp.	23,389	840,834
	Williams Cos., Inc. (The)	20,739	839,722
			2,502,136
	Real Estate Investment Trusts 4.3%
	Apartment Investment & Management Co. Class A	35,411	990,446
	AvalonBay Communities, Inc.	723	89,290
	Camden Property Trust	5,275	326,100
	CBL & Associates Properties, Inc.	98,225	1,668,843
	DDR Corp.	29,189	457,392
	Duke Realty Corp.	72,431	1,137,891
	Equity Lifestyle Properties, Inc.	42,095	1,654,754
	Equity Residential	15,269	845,597
	Federal Realty Investment Trust	242	26,378
	HCP, Inc.	36,556	1,431,167
	Health Care REIT, Inc.	33,981	1,968,180
	Home Properties, Inc.	28,783	1,604,652
	Hospitality Properties Trust	19,577	503,129
	Host Hotels & Resorts, Inc.	161,492	2,969,838
	Kilroy Realty Corp.	8,432	445,210
	Kimco Realty Corp.	119,730	2,503,554
	Mack-Cali Realty Corp.	35,963	727,531
	Mid-America Apartment Communities, Inc.	440	28,398
	Piedmont Office Realty Trust, Inc. Class A	5,512	91,885
	ProLogis, Inc.	22,976	890,550
	Public Storage	5,330	839,955
	Regency Centers Corp.	5,092	245,129
	Retail Properties of America, Inc. Class A	24,427	322,192
	Senior Housing Properties Trust	49,656	1,118,253
	Simon Property Group, Inc.	5,468	846,665
	UDR, Inc.	5,560	135,330
	Ventas, Inc.	36,827	2,297,637
	Vornado Realty Trust	33,439	3,070,703
	Weingarten Realty Investors	15,548	450,737
			29,687,386
	Retail 2.1%
	Ascena Retail Group, Inc. (i)	88,013	1,651,124
	Best Buy Co., Inc.	56,731	1,335,448
	CST Brands, Inc.	52,870	1,688,139
	CVS Caremark Corp.	14,026	949,841
	Dillard's, Inc. Class A	4,641	405,159
	GameStop Corp. Class A	48,185	1,689,848
	Guess?, Inc.	41,595	1,166,740
	Macy's, Inc.	7,195	382,774
	Staples, Inc.	11,925	156,933
	Target Corp.	16,605	940,507
	Wal-Mart Stores, Inc.	11,117	830,217
	Walgreen Co.	16,719	958,835
	Wendy's Co. (The)	184,475	1,673,188
	World Fuel Services Corp.	13,738	586,887
			14,415,640
	Savings & Loans 0.3%
	First Niagara Financial Group, Inc.	104,417	902,163
	People's United Financial, Inc.	25,283	359,271
	Washington Federal, Inc.	47,341	1,035,821
			2,297,255
	Semiconductors 2.0%
	Broadcom Corp. Class A	37,143	1,105,376
	Fairchild Semiconductor International, Inc. (i)	65,891	840,769
	First Solar, Inc. (i)	36,249	1,833,474
	Intel Corp.	43,178	1,059,588
	Marvell Technology Group, Ltd.	152,632	2,278,796
	Micron Technology, Inc. (i)	128,354	2,957,276
	NVIDIA Corp.	141,048	2,214,454
	Skyworks Solutions, Inc. (i)	58,460	1,768,415
			14,058,148
	Software 0.4%
	Activision Blizzard, Inc.	100,948	1,729,239
	Adobe Systems, Inc. (i)	14,091	834,047
			2,563,286
	Telecommunications 2.2%
	AT&T, Inc.	28,360	944,955
	CenturyLink, Inc.	33,043	953,621
	Cisco Systems, Inc.	49,220	1,078,410
	Corning, Inc.	62,099	1,068,724
	EchoStar Corp. Class A (i)	22,313	1,049,380
	Frontier Communications Corp.	439,882	2,067,446
	Harris Corp.	32,734	2,269,776
	Polycom, Inc. (i)	151,124	1,802,909
	Sprint Corp. (i)	109,215	903,208
	Telephone & Data Systems, Inc.	64,027	1,730,010
	United States Cellular Corp.	22,114	979,429
	Windstream Holdings, Inc.	26,511	198,302
			15,046,170
	Transportation 0.7%
	Con-way, Inc.	41,898	1,611,816
	CSX Corp.	36,154	972,904
	FedEx Corp.	8,082	1,077,493
	Norfolk Southern Corp.	10,519	973,954
			4,636,167
	Trucking & Leasing 0.2%
	AMERCO	7,091	1,579,378

	Total Common Stocks (Cost $323,898,043)		404,541,900

	Exchange-Traded Funds 1.5% (j)
¤	iShares Intermediate Credit Bond Fund	67,600	7,363,668
	S&P 500 Index - SPDR Trust Series 1	4,839	862,213
	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	8,607	2,055,179

	Total Exchange-Traded Funds (Cost $9,980,006)		10,281,060

	Principal Amount	Value
Short-Term Investments 0.5%
Repurchase Agreements 0.5%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $1,602,200 (Collateralized by a Federal National Mortgage Association securities with rates between 2.12% and 2.17% and maturity date of 11/7/22, with a Principal Amount of $1,755,000 and a Market Value of $1,635,593)	$1,602,200	1,602,200
TD Securities LLC 0.02%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $1,745,003 (Collateralized by a United States Treasury Note with a rate of 1.50% and maturity date of 1/31/19, with a Principal Amount of $1,785,100 and a Market Value of $1,779,921)	1,745,000	1,745,000

Total Short-Term Investments (Cost $3,347,200)		3,347,200

Total Investments (Cost $606,221,609) (m)	100.1%	689,379,963
Other Assets, Less Liabilities	(0.1)	(640,910)
Net Assets	100.0%	$688,739,053

	Contracts Short	Unrealized Appreciation (Depreciation)(k)
Futures Contracts (0.0%) ‡
United States Treasury Notes March 2014 (10 Year) (l)	(62)	$(66,015)

Total Futures Contracts Short (Notional Amount $7,796,500)		$(66,015)

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2014.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security - Security was fair valued in accordance with the Fund’s valuation policy. As of January 31, 2014, the total market value of fair valued securities was $5,401,109, which represented 0.8% of the Fund’s net assets.
(d)	Issue in default.
(e)	Illiquid security - The total market value of this security as of January 31, 2014, was $18, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Restricted security.
(g)	Step coupon - Rate shown was the rate in effect as of January 31, 2014.
(h)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(i)	Non-income producing security.
(j)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(k)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2014.
(l)	At January 31, 2014, cash in the amount of $91,450 was on deposit with the broker for futures transactions.
(m)	As of January 31, 2014, cost was $611,008,199 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$88,318,012
Gross unrealized depreciation	(9,946,248)
Net unrealized appreciation	$78,371,764

The following abbreviation is used in the above portfolio:

SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities (b)	$—	$13,538,475	$5,401,091	$18,939,566
Convertible Bond (c)	—	—	18	18
Corporate Bonds	—	111,294,374	—	111,294,374
Foreign Government Bonds	—	4,099,900	—	4,099,900
Mortgage-Backed Securities	—	4,455,936	—	4,455,936
U.S. Government & Federal Agencies	—	132,014,147	—	132,014,147
Yankee Bond	—	405,862	—	405,862
Total Long-Term Bonds	—	265,808,694	5,401,109	271,209,803
Common Stocks	404,541,900	—	—	404,541,900
Exchange-Traded Funds	10,281,060	—	—	10,281,060
Short-Term Investments
Repurchase Agreements	—	3,347,200	—	3,347,200
Total Short-Term Investments	—	3,347,200	—	3,347,200
Total Investments in Securities	$414,822,960	$269,155,894	$5,401,109	$689,379,963

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (d)	$(66,015)	$—	$—	$(66,015)
Total Other Financial Instruments	$(66,015)	$—	$—	$(66,015)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $5,401,091 are held in Other ABS within the Asset-Backed Securities section of the Portfolio of Investments.

(c)	The Level 3 security valued at $18 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended January 31, 2014, securities with a total value of $7,326,387 transferred from Level 3 to Level 2. The transfer occurred as a result of the value of these securities being obtained from an independent pricing source using observable inputs as of January 31, 2014. As of October 31, 2013, the valuation of these securities was obtained using fair valued prices due to market quotations not being readily available.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2014
Asset-Backed Securities
Other ABS	$12,473,444	$268	$(13,522)	$(20,625)	$1,094,390	$(806,478)	$-	$(7,326,387)	$5,401,091	$(20,625)
Convertible Bond
Internet	18	-	-	-	-	-	-	-	18	-
Total	$12,473,462	$268	$(13,522)	$(20,625)	$1,094,390	$(806,478)	$-	$(7,326,387)	$5,401,109	$(20,625)

As of January 31, 2014, the Portfolio held the following restricted security:

		Principal
	Date(s) of	Amount/		1/31/14	Percent of
Security	Acquisition	Shares	Cost	Value	Net Assets
At Home Corp.
Convertible Bond
4.75%, due 12/15/49	2/27/01	$177,810	$13,325	$18	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay California Tax Free Opportunities Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 101.3% †
	Airport 5.0%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (a)	$1,000,000	$1,076,830
¤	Los Angeles, Department of Airports, International Airport, Revenue Bonds Series B 5.00%, due 5/15/31	1,500,000	1,601,925
			2,678,755
	Appropriation 4.1%
¤	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	1,500,000	1,508,040
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds Insured: NATL-RE 5.25%, due 9/1/22	305,000	292,474
	Stockton Redevelopment Agency, Stockton Events Center-Arena Project, Revenue Bonds
	Insured: NATL-RE 5.00%, due 9/1/28	285,000	251,116
	Insured: NATL-RE 5.00%, due 9/1/36	195,000	165,621
			2,217,251
	Dedicated Tax 2.7%
	City of San Jose California Special Hotel Tax Convention Center Expansion, Revenue Bonds 6.50%, due 5/1/36	760,000	878,233
	Guam Government, Hotel Occupancy Tax, Revenue Bonds Series A 6.50%, due 11/1/40	490,000	542,509
			1,420,742
	Development 4.5%
	California Statewide Communities Development Authority, Provident Group, Pomona Properties, Revenue Bonds Series A 5.75%, due 1/15/45	500,000	437,720
	San Francisco City & County Redevelopment Agency, Community Facilities District, Special Tax Series A 5.00%, due 8/1/23	300,000	327,306
¤	San Francisco City & County Redevelopment Agency, Successor Agency Community, 6-Mission Bay Public Improvements, Special Tax
	Series C 5.00%, due 8/1/27	1,000,000	1,045,050
	Series C 5.00%, due 8/1/28	580,000	601,124
			2,411,200
	Education 1.0%
	California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	500,000	519,440

	Facilities 4.3%
¤	San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds Series C, Insured: NATL-RE 5.50%, due 6/1/37	1,500,000	1,456,710
	Territory of Guam, Unlimited General Obligation Series A 6.75%, due 11/15/29	825,000	864,014
			2,320,724
	General 8.2%
	California Infrastructure & Economic Development Bank, Los Angeles Museum, Revenue Bonds Series B 0.04%, due 9/1/37 (b)	300,000	300,000
	Cathedral City Public Financing Authority, Tax Allocation Series A, Insured: NATL-RE (zero coupon), due 8/1/30	1,085,000	425,114
	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39	1,000,000	1,099,370
	San Jose Financing Authority, Civic Center Project, Revenue Bonds Series A 5.00%, due 6/1/33	1,000,000	1,065,560
	South Orange County Public Financing Authority, Special Tax
	Series A 5.00%, due 8/15/32	775,000	813,665
	Series A 5.00%, due 8/15/34	450,000	466,753
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds Series A 6.75%, due 10/1/37	200,000	219,256
			4,389,718
	General Obligation 22.5%
¤	Anaheim, California, School District, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	1,500,000	1,713,705
	California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Series A, Insured: AGM 5.00%, due 8/1/32	1,095,000	1,144,461
¤	Centinela Valley Union High School District, Election 2010, Unlimited General Obligation
	Series A (zero coupon), due 8/1/34	2,750,000	709,198
	Series A 5.75%, due 8/1/41	1,000,000	1,142,620
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation Insured: AGM 5.50%, due 7/1/19	500,000	498,355
	El Monte Union High School District, Election of 2008, General Obligation Series A, Insured: GTY 5.50%, due 6/1/34	1,000,000	1,083,070
¤	Kern Community College District, Safety Repair & Improvement, General Obligation
	Series C 5.25%, due 11/1/31	1,500,000	1,615,575
	Series C 5.75%, due 11/1/34	650,000	762,164
	Pomona Unified School District, Election 2008, Unlimited General Obligation Series E, Insured: AGM 5.00%, due 8/1/30	1,000,000	1,067,370
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/47	2,500,000	245,325
	State of California, General Obligation 5.00%, due 9/1/32	1,000,000	1,039,360
	Val Verde Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 8/1/38	1,000,000	1,043,420
			12,064,623
	Higher Education 1.7%
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds 5.875%, due 11/1/43	1,000,000	896,430

	Hospital 0.3%
	California Statewide Communities Development Authority, John Muir Health, Revenue Bonds 5.00%, due 7/1/29	150,000	158,808

	Medical 7.9%
	Abag Finance Authority for Nonprofit Corp., Sharp Health Care, Revenue Bonds Series A 5.00%, due 8/1/33	750,000	782,265
	California Statewide Communities Development Authority, Henry Mayo Newhall Memorial, Revenue Bonds Series A, Insured: AGM 5.25%, due 10/1/43	1,250,000	1,263,137
	City of Whittier, California, Health Facility Presbyterian Inter Community Hospital, Revenue Bonds 6.25%, due 6/1/36	1,000,000	1,102,950
	University of California, Regents Medical Center, Revenue Bonds Series J 5.25%, due 5/15/38	1,000,000	1,068,500
			4,216,852
	Nursing Homes 1.9%
	Abag Finance Authority for Nonprofit Corp., Episcopal Senior Communities, Revenue Bonds Series A 5.00%, due 7/1/42	500,000	469,020
	California Statewide Communities Development Authority, Redwoods Project, Revenue Bonds 5.375%, due 11/15/44	535,000	555,795
			1,024,815
	Pollution 3.9%
	California Pollution Control Financing Authority, Revenue Bonds 0.04%, due 3/1/42 (b)	1,000,000	1,000,000
	Salinas Valley Solid Waste Authority, Revenue Bonds Series A, Insured: AGM 5.50%, due 8/1/27 (a)	1,000,000	1,104,250
			2,104,250
	Power 0.4%
	Puerto Rico Electric Power Authority, Revenue Bonds Series NN, Insured: NATL-RE 5.25%, due 7/1/19	250,000	236,125

	School District 12.4%
	Alum Rock Union Elementary School District, Election of 2008, Unlimited General Obligation Series A, Insured: GTY 5.00%, due 8/1/33	400,000	427,288
	Alvord Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/37	825,000	874,038
	Arcadia Unified School District, Election 2006, General Obligation Series A, Insured: AGM 5.00%, due 8/1/32	1,000,000	1,057,890
	Centinela Valley Union High School District, Election 2008, Unlimited General Obligation Series B 6.00%, due 8/1/36	500,000	582,475
	Oakland Unified School District, Alameda County, Election of 2012, General Obligation 6.625%, due 8/1/38	500,000	556,740
	Palm Springs Unified School District, Election 2008, Unlimited General Obligation Series C 5.00%, due 8/1/31	360,000	393,430
	Santa Barbara Unified School District, Election of 2010, Unlimited General Obligation Series B 5.00%, due 8/1/38	1,000,000	1,072,260
¤	Taft Elementary School District, Election 2012, Unlimited General Obligation Series B, Insured: AGM 6.00%, due 8/1/44	1,200,000	1,327,644
	Westminster School District, CABS, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	3,200,000	321,472
			6,613,237
	State General Obligation 0.5%
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	260,000	261,368

	Tobacco Settlement 0.9%
	California County Tobacco Securitization Agency, Asset Backed, Revenue Bonds 5.70%, due 6/1/46	250,000	191,870
	California County Tobacco Securitization Agency, Asset Backed, Sonoma County Corp., Revenue Bonds 5.125%, due 6/1/38	380,000	283,928
			475,798
	Transportation 12.5%
	Alameda Corridor Transportation Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/27	1,000,000	1,106,080
¤	Bay Area Toll Authority, Revenue Bonds
	Series F-1 5.00%, due 4/1/34	1,500,000	1,619,190
	5.125%, due 4/1/39	850,000	921,119
	California Communities, Installment Sale, Certificates of Participation Series B 5.25%, due 6/1/42	250,000	255,995
¤	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
	Series A, Insured: NATL-RE 5.00%, due 1/1/35	500,000	474,190
	Series A, Insured: AGM 5.00%, due 1/15/42	250,000	247,763
	Series A 6.00%, due 1/15/49	500,000	505,580
	Series C 6.50%, due 1/15/43	500,000	512,120
	Riverside County Transportation Commission, Revenue Bonds Series A 5.75%, due 6/1/44	250,000	257,160
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 1/15/24	130,000	74,113
	Series A, Insured: NATL-RE (zero coupon), due 1/15/26	230,000	114,834
	Series A, Insured: NATL-RE (zero coupon), due 1/15/27	200,000	92,458
	Series A, Insured: NATL-RE (zero coupon), due 1/15/30	135,000	51,000
	Series A, Insured: NATL-RE (zero coupon), due 1/15/35	150,000	39,459
	Series A, Insured: NATL-RE (zero coupon), due 1/15/36	180,000	43,958
	Series A, Insured: NATL-RE 5.25%, due 1/15/30	365,000	355,189
			6,670,208
	Utilities 3.5%
	Guam Government Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	1,100,000	1,109,713
	Turlock Irrigation District, Revenue Bonds Series A 5.00%, due 1/1/40	760,000	783,697
			1,893,410
	Water 3.1%
	Stockton Public Financing Authority, Delta Water Supply Project, Revenue Bonds Series A 6.25%, due 10/1/38	1,000,000	1,084,520
	Stockton Public Financing Authority, Water Systems Capital Improvement Projects, Revenue Bonds Series A, Insured: NATL-RE 4.75%, due 10/1/35	25,000	23,686
	Vallejo California Water, Revenue Bonds 5.25%, due 5/1/30	500,000	536,100
			1,644,306
	Total Municipal Bonds (Cost $54,204,354)		54,218,060

	Shares
Unaffiliated Investment Company 1.0%
California 1.0%
BlackRock MuniYield California Insured Fund, Inc.	36,232	513,408

Total Unaffiliated Investment Company (Cost $546,030)		513,408

Total Investments (Cost $54,750,384) (e)	102.3%	54,731,468
Other Assets, Less Liabilities	(2.3)	(1,235,698)
Net Assets	100.0%	$53,495,770

	Contracts Short	Unrealized Appreciation (Depreciation) (c)
Futures Contracts (0.0%) ‡
United States Treasury Notes March 2014 (10 Year) (d)	(57)	$(17,495)
Total Futures Contracts (Notional Amount $7,167,750)		$(17,495)

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2014. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown was the rate in effect as of January 31, 2014.
(c)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2014.
(d)	As of January 31, 2014, cash in the amount of $92,483 was on deposit with the broker for futures transactions.
(e)	As of January 31, 2014, cost was $54,750,384 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$1,080,133
Gross unrealized depreciation	(1,099,049)
Net unrealized depreciation	$(18,916)

The following abbreviations are used in the above portfolio:
AGM	—Assured Guaranty Municipal Corp.
BAM	—Build America Mutual Assurance Co.
GTY	—Assured Guaranty Corp.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$54,218,060	$—	$54,218,060
Unaffiliated Investment Company	513,408	—	—	513,408
Total Investments in Securities	$513,408	$54,218,060	$—	$54,731,468

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(17,495)	$—	$—	$(17,495)
Total Other Financial Instruments	$(17,495)	$—	$—	$(17,495)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Conservative Allocation Fund

Portfolio of Investments January 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.2% †
Equity Funds 39.6%
MainStay Cornerstone Growth Fund Class I	323,999	$10,121,734
MainStay Emerging Markets Opportunities Fund Class I (a)	429,689	3,892,984
MainStay Epoch Global Choice Fund Class I (a)	564,916	11,145,789
MainStay Epoch U.S. All Cap Fund Class I	375,829	10,068,471
MainStay ICAP Equity Fund Class I	206,657	10,281,195
MainStay ICAP International Fund Class I	126,105	4,355,661
MainStay International Equity Fund Class I	103,145	1,343,979
MainStay International Opportunities Fund Class I	384,902	3,352,497
MainStay Large Cap Growth Fund Class I (b)	2,119,761	21,494,373
MainStay MAP Fund Class I	514,761	22,088,399
MainStay Marketfield Fund Class I	406,280	7,447,115
MainStay S&P 500 Index Fund Class I	53,032	2,190,222
MainStay U.S. Equity Opportunities Fund Class I	2,362,307	19,158,308
MainStay U.S. Small Cap Fund Class I (a)(b)	1,042,839	25,705,987
Total Equity Funds (Cost $126,497,266)		152,646,714

Fixed Income Funds 59.6%
MainStay Floating Rate Fund Class I	3,557,315	34,185,799
MainStay High Yield Corporate Bond Fund Class I	2,081,910	12,637,191
MainStay High Yield Municipal Bond Fund Class I	355,318	3,919,154
MainStay High Yield Opportunities Fund Class I	55,538	683,123
MainStay Indexed Bond Fund Class I (a)	4,465,637	48,988,037
MainStay Intermediate Term Bond Fund Class I (a)	8,218,861	88,106,194
MainStay Money Market Fund Class A (a)	15,820,384	15,820,384
MainStay Short Duration High Yield Fund Class I (a)	1,249,312	12,618,055
MainStay Unconstrained Bond Fund Class I	1,395,712	12,980,124
Total Fixed Income Funds (Cost $227,273,309)		229,938,061

Total Investments (Cost $353,770,575) (c)	99.2%	382,584,775
Other Assets, Less Liabilities	0.8	2,952,561
Net Assets	100.0%	$385,537,336

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of January 31, 2014, cost was $355,883,002 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$30,219,961
Gross unrealized depreciation	(3,518,188)
Net unrealized appreciation	$26,701,773

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$152,646,714	$—	$—	$152,646,714
Fixed Income Funds	229,938,061	—	—	229,938,061
Total Investments	$382,584,775	$—	$—	$382,584,775

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cornerstone Growth Fund
Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 98.6% †
	Aerospace & Defense 3.3%
	Precision Castparts Corp.	74,645	$19,015,814
	Textron, Inc.	301,097	10,688,943
	Triumph Group, Inc.	130,754	8,946,189
			38,650,946
	Auto Components 0.9%
	Johnson Controls, Inc.	229,902	10,603,080

	Beverages 2.5%
	Diageo PLC, Sponsored ADR	245,667	29,492,323

	Biotechnology 2.4%
	Gilead Sciences, Inc. (a)	350,336	28,254,598

	Capital Markets 2.4%
	Morgan Stanley	428,794	12,653,711
	T. Rowe Price Group, Inc.	195,393	15,326,627
			27,980,338
	Chemicals 2.2%
	Sherwin-Williams Co. (The)	143,115	26,227,255

	Commercial Banks 1.2%
	First Republic Bank	294,589	14,296,404

	Computers & Peripherals 1.8%
	Stratasys, Ltd. (a)	180,685	21,783,384

	Construction & Engineering 1.9%
	Fluor Corp.	294,586	22,376,753

	Diversified Financial Services 2.0%
	CME Group, Inc.	323,396	24,177,085

	Energy Equipment & Services 2.6%
	Schlumberger, Ltd.	349,948	30,644,946

	Food & Staples Retailing 1.0%
	Whole Foods Market, Inc.	227,888	11,909,427

	Health Care Equipment & Supplies 2.6%
¤	Edwards Lifesciences Corp. (a)	474,712	30,913,245

	Health Care Providers & Services 5.8%
¤	Catamaran Corp. (a)	1,045,006	50,808,192
	Express Scripts Holding Co. (a)	230,213	17,194,609
			68,002,801
	Hotels, Restaurants & Leisure 2.3%
	Starbucks Corp.	385,473	27,414,840

	Household Durables 2.6%
	PulteGroup, Inc.	1,519,081	30,867,726

	Internet & Catalog Retail 3.7%
¤	Amazon.com, Inc. (a)	102,827	36,883,016
	Shutterfly, Inc. (a)	132,074	6,255,025
			43,138,041
	Internet Software & Services 16.1%
	Facebook, Inc. Class A (a)	444,583	27,817,558
¤	Google, Inc. Class A (a)	69,675	82,284,085
	LinkedIn Corp. Class A (a)	94,543	20,346,599
¤	Rackspace Hosting, Inc. (a)	1,106,229	40,277,798
	Zillow, Inc. Class A (a)	239,543	19,666,480
			190,392,520
	IT Services 2.8%
¤	Visa, Inc. Class A	152,445	32,841,226

	Machinery 1.2%
	Joy Global, Inc.	258,641	13,653,658

	Media 5.0%
¤	Comcast Corp. Class A	612,812	33,367,613
	Walt Disney Co. (The)	348,688	25,318,236
			58,685,849
	Metals & Mining 1.1%
	Freeport-McMoRan Copper & Gold, Inc.	400,322	12,974,436

	Oil, Gas & Consumable Fuels 2.6%
	Anadarko Petroleum Corp.	174,605	14,088,877
	Cobalt International Energy, Inc. (a)	1,024,521	16,771,409
			30,860,286
	Real Estate Investment Trusts 0.3%
	Camden Property Trust	47,686	2,947,949

	Semiconductors & Semiconductor Equipment 3.6%
	Altera Corp.	371,408	12,416,169
	Micron Technology, Inc. (a)	1,291,026	29,745,239
			42,161,408
	Software 6.9%
	Citrix Systems, Inc. (a)	331,802	17,940,534
¤	Salesforce.com, Inc. (a)	1,044,824	63,243,197
			81,183,731
	Specialty Retail 5.1%
	Dick's Sporting Goods, Inc.	154,983	8,136,608
¤	Home Depot, Inc. (The)	514,911	39,570,910
	TJX Cos., Inc.	219,413	12,585,530
			60,293,048
	Textiles, Apparel & Luxury Goods 5.4%
	NIKE, Inc. Class B	327,202	23,836,666
	PVH Corp.	159,002	19,218,572
	Ralph Lauren Corp.	134,115	21,041,302
			64,096,540
	Tobacco 1.9%
	Philip Morris International, Inc.	292,183	22,831,180

	Trading Companies & Distributors 5.4%
¤	Fastenal Co.	821,350	36,081,905
	United Rentals, Inc. (a)	345,157	27,937,008
			64,018,913
	Total Common Stocks (Cost $1,031,514,947)		1,163,673,936

	Principal Amount
Short-Term Investment 1.4%
Repurchase Agreement 1.4%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $15,983,923 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $17,465,000 and a Market Value of $16,304,154)	$15,983,923	15,983,923
Total Short-Term Investment (Cost $15,983,923)		15,983,923
Total Investments (Cost $1,047,498,870) (b)	100.0%	1,179,657,859
Other Assets, Less Liabilities	0.0 ‡	504,034
Net Assets	100.0%	$1,180,161,893

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of January 31, 2014, cost was $1,048,140,011 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$177,050,356
Gross unrealized depreciation	(45,532,508)
Net unrealized appreciation	$131,517,848

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,163,673,936	$—	$—	$1,163,673,936
Short-Term Investment
Repurchase Agreement	—	15,983,923	—	15,983,923
Total Investments in Securities	$1,163,673,936	$15,983,923	$—	$1,179,657,859

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Emerging Markets Opportunities Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 90.5% †
	Brazil 6.9%
	AES Tiete S.A. (Independent Power Producers & Energy Traders)	12,800	$92,131
	AMBEV S.A. (Beverages)	125,000	833,420
	Arteris S.A. (Transportation Infrastructure)	7,600	52,278
	Banco do Brasil S.A. (Commercial Banks)	45,800	396,462
	Cielo S.A. (IT Services)	9,900	263,535
	Even Construtora e Incorporadora S.A. (Household Durables)	33,600	99,690
	JBS S.A. (Food Products)	110,600	387,266
	Kroton Educacional S.A. (Diversified Consumer Services)	25,600	391,227
	M Dias Branco S.A. (Food Products)	3,700	126,504
	MRV Engenharia e Participacoes S.A. (Household Durables)	58,400	199,648
	Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels)	48,700	277,882
	Porto Seguro S.A. (Insurance)	12,700	148,143
	Sao Martinho S.A. (Food Products)	3,300	33,831
	SLC Agricola S.A. (Food Products)	6,700	49,974
	Sul America S.A. (Insurance)	47,700	262,886
	Tecnisa S.A. (Household Durables) (a)	25,800	82,962
¤	Vale S.A. (Metals & Mining)	31,400	430,030
			4,127,869
	Chile 0.3%
	Banco de Chile (Commercial Banks)	1,215,255	150,096

	China 20.1%
	Agricultural Bank of China, Ltd. Class H (Commercial Banks)	412,000	179,896
	Anhui Conch Cement Co., Ltd. Class H (Construction Materials)	80,000	310,157
	ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	250,000	365,156
	Bank of China, Ltd. Class H (Commercial Banks)	1,288,000	545,805
	Bank of Communications Co., Ltd. Class H (Commercial Banks)	185,000	120,096
	BYD Electronic International Co., Ltd. (Communications Equipment) (a)	218,000	107,543
	Changshouhua Food Co., Ltd. (Food Products)	67,000	80,343
	China CITIC Bank Corp., Ltd. Class H (Commercial Banks)	188,000	90,564
¤	China Construction Bank Corp. Class H (Commercial Banks)	1,211,000	840,734
	China Hongqiao Group, Ltd. (Metals & Mining)	147,000	91,641
	China Life Insurance Co., Ltd. Class H (Insurance)	171,000	466,936
	China Merchants Bank Co., Ltd. Class H (Commercial Banks)	90,000	159,046
	China Minsheng Banking Corp., Ltd. Class H (Commercial Banks)	111,500	109,722
	China Mobile, Ltd. (Wireless Telecommunication Services)	86,000	820,809
	China Oilfield Services, Ltd. Class H (Energy Equipment & Services)	148,000	393,647
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	636,000	505,438
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	365,500	306,945
	China Railway Group, Ltd. Class H (Construction & Engineering)	703,000	310,581
	China Shenhua Energy Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	25,000	64,562
	China Telecom Corp., Ltd. Class H (Diversified Telecommunication Services)	440,000	203,457
	China Unicom Hong Kong, Ltd. (Diversified Telecommunication Services)	328,000	430,923
	Chongqing Rural Commercial Bank Co., Ltd. Class H (Commercial Banks)	99,000	41,825
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	475,000	746,413
	Far East Horizon, Ltd. (Diversified Financial Services)	179,000	128,882
	Fosun International, Ltd. (Metals & Mining)	133,500	143,752
	Guangzhou Automobile Group Co., Ltd. Class H (Automobiles)	332,000	331,838
	HC International, Inc. (Media) (a)	66,000	149,447
	Huaneng Power International, Inc. Class H (Independent Power Producers & Energy Traders)	434,000	404,160
	Industrial & Commercial Bank of China, Ltd. Class H (Commercial Banks)	1,243,000	771,692
	New China Life Insurance Co., Ltd. Class H (Insurance) (a)	94,000	279,077
	Peak Sport Products Co., Ltd. (Textiles, Apparel & Luxury Goods)	119,000	31,422
	Ping An Insurance Group Co. of China, Ltd. Class H (Insurance)	22,500	182,143
	Sany Heavy Equipment International Holdings Co., Ltd. (Machinery)	19,000	4,943
	Shenzhen Expressway Co., Ltd. Class H (Transportation Infrastructure)	112,000	49,769
	Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	389,000	415,365
	SinoMedia Holding, Ltd. (Media)	60,000	41,578
	Springland International Holdings, Ltd. (Multiline Retail)	63,000	29,213
	TCL Communication Technology Holdings, Ltd. (Communications Equipment) (a)	121,000	130,604
¤	Tencent Holdings, Ltd. (Internet Software & Services)	16,700	1,167,998
	Texhong Textile Group, Ltd. (Textiles, Apparel & Luxury Goods)	37,000	41,319
	Tsingtao Brewery Co., Ltd. Class H (Beverages)	16,000	117,262
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	149,000	80,605
	Xingda International Holdings, Ltd. (Auto Components)	232,000	126,402
	Yanzhou Coal Mining Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	32,000	24,071
			11,943,781
	Colombia 0.2%
	Ecopetrol S.A. (Oil, Gas & Consumable Fuels)	83,514	145,824

	Egypt 0.1%
	Commercial International Bank Egypt S.A.E. (Commercial Banks)	17,638	85,610

	Greece 1.0%
	JUMBO S.A. (Specialty Retail) (a)	2,312	39,289
	OPAP S.A. (Hotels, Restaurants & Leisure)	29,290	377,257
	Public Power Corp. S.A. (Electric Utilities)	11,117	148,436
			564,982
	Hong Kong 1.1%
	China Resources Cement Holdings, Ltd. (Construction Materials)	584,000	399,423
	Dawnrays Pharmaceutical Holdings, Ltd. (Pharmaceuticals)	156,000	113,527
	Ju Teng International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	28,000	18,609
	NetDragon Websoft, Inc. (Software)	56,000	113,532
	Shimao Property Holdings, Ltd. (Real Estate Management & Development)	12,500	27,274
			672,365
	Hungary 0.7%
	OTP Bank PLC (Commercial Banks)	21,426	392,530

	India 4.5%
	Dr. Reddy's Laboratories, Ltd., ADR (Pharmaceuticals)	10,700	446,404
	Infosys, Ltd., Sponsored ADR (IT Services)	13,900	814,262
	Reliance Industries, Ltd., Sponsored GDR (Oil, Gas & Consumable Fuels) (b)	15,449	406,309
	State Bank of India, GDR (Commercial Banks)	2,201	105,780
	Tata Motors, Ltd., Sponsored ADR (Automobiles)	14,700	409,395
	Tata Steel, Ltd., GDR (Metals & Mining)	502	2,836
	Wipro, Ltd., ADR (IT Services)	36,500	472,310
			2,657,296
	Indonesia 2.3%
	Astra Agro Lestari Tbk PT (Food Products)	39,700	69,825
	Bank Negara Indonesia Persero Tbk PT (Commercial Banks)	971,500	346,907
	Bank Rakyat Indonesia Persero Tbk PT (Commercial Banks)	731,500	498,750
	Indofood Sukses Makmur Tbk PT (Food Products)	732,500	418,443
	Malindo Feedmill Tbk PT (Food Products)	58,800	15,723
			1,349,648
	Malaysia 1.9%
	Cahya Mata Sarawak BHD (Industrial Conglomerates)	12,600	27,937
	IOI Corp. BHD (Food Products)	47,300	59,364
	IOI Properties Group Sdn BHD (Real Estate Management & Development) (a)	118,399	95,526
	Kuala Lumpur Kepong BHD (Food Products)	25,800	180,558
	Malayan Banking BHD (Commercial Banks)	114,900	330,640
	Malaysia Building Society BHD (Thrifts & Mortgage Finance)	113,200	72,727
	Mudajaya Group BHD (Construction & Engineering)	34,500	27,010
	PPB Group BHD (Food Products)	26,000	119,647
	Puncak Niaga Holdings BHD (Water Utilities)	118,200	104,196
	TA Enterprise BHD (Hotels, Restaurants & Leisure)	66,700	14,849
	TDM BHD (Food Products)	290,600	75,548
	Tenaga Nasional BHD (Electric Utilities)	12,700	44,781
			1,152,783
	Mexico 3.3%
¤	America Movil S.A.B. de C.V. Series L (Wireless Telecommunication Services)	809,004	862,599
	Fomento Economico Mexicano S.A.B. de C.V. (Beverages)	59,600	539,092
	Grupo Bimbo S.A.B. de C.V. Class A (Food Products)	26,885	71,725
	Grupo Mexico S.A.B. de C.V. Class B (Metals & Mining)	20,783	66,946
	Kimberly-Clark de Mexico S.A.B. de C.V. Class A (Household Products)	25,300	64,981
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure) (a)	156,721	384,244
			1,989,587
	Poland 1.6%
	Asseco Poland S.A. (Software)	3,770	55,067
	Bank Handlowy w Warszawie S.A. (Commercial Banks)	323	10,575
	Bank Millennium S.A. (Commercial Banks) (a)	17,481	45,034
	Bank Zachodni WBK S.A. (Commercial Banks)	747	93,612
	mBank S.A. (Commercial Banks)	1,332	215,520
	Powszechny Zaklad Ubezpieczen S.A. (Insurance)	3,419	447,442
	Synthos S.A. (Chemicals)	55,033	88,521
			955,771
	Republic of Korea 14.6%
	Daelim Industrial Co., Ltd. (Construction & Engineering)	5,215	403,421
	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Machinery)	10,350	333,606
	Doosan Corp. (Industrial Conglomerates)	103	13,135
	Doosan Heavy Industries & Construction Co., Ltd. (Construction & Engineering)	8,460	289,680
	E-Mart Co., Ltd. (Food & Staples Retailing)	1,694	411,492
	Hanil E-Wha Co., Ltd. (Auto Components)	7,930	123,356
	Hansol Paper Co. (Paper & Forest Products)	11,360	128,952
	Hanwha Corp. (Chemicals)	11,000	371,000
	Hanwha Life Insurance Co., Ltd. (Insurance)	13,170	90,068
	Hwa Shin Co., Ltd. (Auto Components)	50	516
	Hyosung Corp. (Chemicals)	5,614	355,087
	Hyundai Corp. (Trading Companies & Distributors)	3,930	121,350
	Hyundai Hysco Co., Ltd. (Metals & Mining)	2,826	106,270
¤	Hyundai Motor Co. (Automobiles)	1,492	326,878
	Hyundai Steel Co. (Metals & Mining)	3,871	276,328
	Kia Motors Corp. (Automobiles)	4,597	231,922
	Korea District Heating Corp. (Gas Utilities)	696	47,144
	Korea Electric Terminal Co., Ltd. (Electrical Equipment)	1,840	71,169
	Korea Petrochemical Ind Co., Ltd. (Chemicals) (a)	105	7,456
	LG Hausys, Ltd. (Building Products)	939	136,856
	LIG Insurance Co., Ltd. (Insurance)	4,900	143,976
	LS Corp. (Electrical Equipment)	3,221	253,082
	Meritz Fire & Marine Insurance Co., Ltd. (Insurance)	7,670	107,847
	Meritz Securities Co., Ltd. (Capital Markets)	38,630	64,423
	Mirae Asset Securities Co., Ltd. (Capital Markets)	4,730	159,530
	NAVER Corp. (Internet Software & Services)	458	288,831
	Pyeong Hwa Automotive Co., Ltd. (Auto Components)	3,025	59,350
¤	Samsung Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	2,062	2,465,885
	SeAH Steel Corp. (Metals & Mining)	213	16,318
	SK Holdings Co., Ltd. (Industrial Conglomerates)	2,473	415,883
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment) (a)	8,710	308,005
	SK Telecom Co., Ltd. (Wireless Telecommunication Services)	1,724	348,714
	SL Corp. (Auto Components)	5,100	82,431
	Sungwoo Hitech Co., Ltd. (Auto Components)	7,604	110,471
	Tongyang Life Insurance (Insurance)	3,210	32,539
			8,702,971
	Russia 6.1%
¤	Gazprom OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	137,296	1,134,065
	Lukoil OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	14,068	799,766
¤	Sberbank of Russia, Sponsored ADR (Commercial Banks)	78,074	844,761
	Sistema JSFC, Sponsored GDR (Wireless Telecommunication Services)	13,457	363,204
	Surgutneftegas OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	63,732	490,099
			3,631,895
	South Africa 7.5%
	African Bank Investments, Ltd. (Diversified Financial Services)	21,798	20,991
	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	13,939	314,608
	FirstRand, Ltd. (Diversified Financial Services)	164,496	460,704
	Group Five, Ltd. (Construction & Engineering)	3,936	14,098
	Investec, Ltd. (Capital Markets)	10,500	67,291
	Liberty Holdings, Ltd. (Insurance)	18,548	190,246
	MMI Holdings, Ltd. (Insurance)	156,303	331,413
	Mondi, Ltd. (Paper & Forest Products)	7,591	114,963
	MTN Group, Ltd. (Wireless Telecommunication Services)	43,550	774,035
	Naspers, Ltd. (Media)	6,413	655,452
	Nedbank Group, Ltd. (Commercial Banks)	5,007	86,838
	Raubex Group, Ltd. (Construction & Engineering)	5,111	10,533
	Sasol, Ltd. (Oil, Gas & Consumable Fuels)	9,930	476,576
	Steinhoff International Holdings, Ltd. (Household Durables)	106,102	437,337
	Telkom SA SOC, Ltd. (Diversified Telecommunication Services) (a)	45,217	123,099
	Vodacom Group, Ltd. (Wireless Telecommunication Services)	35,203	371,878
			4,450,062
	Taiwan 12.7%
	AcBel Polytech, Inc. (Electrical Equipment)	136,000	141,398
	Asia Cement China Holdings Corp. (Construction Materials)	25,000	16,036
	Asustek Computer, Inc. (Computers & Peripherals)	50,000	465,385
	Catcher Technology Co., Ltd. (Computers & Peripherals)	67,000	446,703
	Chailease Holding Co., Ltd. (Diversified Financial Services)	156,000	384,626
	Chimei Materials Technology Corp. (Electronic Equipment, Instruments & Components)	48,000	63,451
	Chin-Poon Industrial Co., Ltd. (Electronic Equipment, Instruments & Components)	74,000	123,099
	Compal Electronics, Inc. (Computers & Peripherals)	531,000	398,721
	CTBC Financial Holding Co., Ltd. (Commercial Banks)	759,000	501,031
	E.Sun Financial Holding Co., Ltd. (Commercial Banks)	111,000	69,060
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	372,000	525,509
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	214,000	599,673
	Inventec Corp. (Computers & Peripherals)	445,000	410,521
	Merry Electronics Co., Ltd. (Household Durables)	33,000	191,154
	Micro-Star International Co., Ltd. (Computers & Peripherals)	113,000	98,837
	Namchow Chemical Industrial Co., Ltd. (Food Products)	79,000	112,382
	Nien Hsing Textile Co., Ltd. (Textiles, Apparel & Luxury Goods)	103,000	102,159
	Pegatron Corp. (Computers & Peripherals)	120,000	157,835
	Rechi Precision Co., Ltd. (Machinery)	106,000	111,257
	Shin Kong Financial Holding Co., Ltd. (Insurance)	1,095,000	366,837
	Taishin Financial Holding Co., Ltd. (Commercial Banks)	798,000	377,962
	Taiwan Cement Corp. (Construction Materials)	252,000	368,466
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	298,000	1,032,758
	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	311,000	343,873
	Zinwell Corp. (Communications Equipment)	94,000	117,898
			7,526,631
	Thailand 3.6%
	Bangkok Bank PCL, NVDR (Commercial Banks)	80,700	419,269
	Delta Electronics Thailand PCL (Electronic Equipment, Instruments & Components)	36,300	58,282
	Krung Thai Bank PCL (Commercial Banks)	395,000	199,833
	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	99,300	460,252
	PTT Global Chemical PCL (Chemicals)	180,900	390,461
	PTT PCL (Oil, Gas & Consumable Fuels)	46,600	389,627
	Thai Oil PCL (Oil, Gas & Consumable Fuels)	83,600	133,593
	Thanachart Capital PCL (Commercial Banks)	91,500	85,929
			2,137,246
	Turkey 1.9%
	Aksa Akrilik Kimya Sanayii AS (Textiles, Apparel & Luxury Goods)	25,834	85,481
	Dogus Otomotiv Servis ve Ticaret AS (Distributors)	38,886	111,467
	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	35,957	43,105
	Otokar Otomotiv Ve Savunma Sanayi A.S. (Machinery)	3,976	84,775
	TAV Havalimanlari Holding AS (Transportation Infrastructure)	52,785	395,782
	Turkiye Halk Bankasi AS (Commercial Banks)	10,219	50,403
	Turkiye Sinai Kalkinma Bankasi AS (Commercial Banks)	128,741	96,815
	Turkiye Vakiflar Bankasi Tao Class D (Commercial Banks)	173,878	265,363
			1,133,191
	United States 0.1%
	China Yuchai International, Ltd. (Machinery)	4,100	87,125

	Total Common Stocks (Cost $57,978,098)		53,857,263

	Exchange-Traded Fund 1.4% (c)
	United States 1.4%
¤	iShares MSCI Emerging Markets ETF (Capital Markets)	22,760	869,205

	Total Exchange-Traded Fund (Cost $895,095)		869,205

	Preferred Stocks 6.0%
	Brazil 3.9%
	AES Tiete S.A. 14.24% (Independent Power Producers & Energy Traders)	4,500	35,206
	Banco ABC Brasil S.A. 4.88% (Commercial Banks)	23,300	115,184
	Banco Bradesco S.A. 3.29% (Commercial Banks)	26,200	284,012
	Banco do Estado do Rio Grande do Sul S.A. Class B 6.36% (Commercial Banks)	51,300	223,205
	Bradespar S.A. 6.08% (Metals & Mining)	7,500	69,305
	Braskem S.A. Class A 0.00% (Chemicals) (a)	2,800	21,558
	Cia Paranaense de Energia Class B 6.64% (Electric Utilities)	14,400	166,063
	Itau Unibanco Holding S.A. 3.16% (Commercial Banks)	23,500	294,864
	Petroleo Brasileiro S.A. 5.40% (Oil, Gas & Consumable Fuels)	68,700	418,477
¤	Vale S.A. 5.79% (Metals & Mining)	57,100	709,831
			2,337,705
	Republic of Korea 2.1%
¤	Hyundai Motor Co. 1.56% (Automobiles)	3,546	402,522
	1.63% (Automobiles)	3,290	401,126
¤	Samsung Electronics Co., Ltd. 1.49% (Semiconductors & Semiconductor Equipment)	463	413,103
			1,216,751
	Total Preferred Stocks (Cost $4,298,328)		3,554,456

	Principal Amount	Value
Short-Term Investment 1.9%
Repurchase Agreement 1.9%
United States 1.9%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $1,107,282 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $1,215,000 and a Market Value of $1,131,254)	$1,107,282	1,107,282

Total Short-Term Investment (Cost $1,107,282)		1,107,282

Total Investments (Cost $64,278,803) (d)	99.8%	59,388,206
Other Assets, Less Liabilities	0.2	103,695
Net Assets	100.0%	$59,491,901

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	As of January 31, 2014, cost was $64,278,803 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$1,018,068
Gross unrealized depreciation	(5,908,665)
Net unrealized depreciation	$(4,890,597)

The following abbreviations are used in the above portfolio:
ADR	-American Depositary Receipt
GDR	-Global Depositary Receipt
NVDR	-Non-Voting Depositary Receipt

Swap Contracts

OTC total return swap agreements as of January 31, 2014 were as follows:

Notional Amount	Maturity Date	Counterparty	Interest Rate / Index Received	Interest Rate / Index Paid	Unrealized Appreciation/ Depreciation
$28,890	February 2015	Merrill Lynch	1-Month USD-LIBOR	Fixed 0.608%	$466
$30,906	February 2015	Merrill Lynch	1-Month USD-LIBOR	Fixed 0.608%	(519)
$30,975	February 2015	Merrill Lynch	1-Month USD-LIBOR	Fixed 0.608%	(237)
$29,323	February 2015	Merrill Lynch	1-Month USD-LIBOR	Fixed 0.608%	(2,218)
					$(2,508)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$53,857,263	$—	$—	$53,857,263
Exchange-Traded Fund	869,205	—	—	869,205
Preferred Stocks	3,554,456	—	—	3,554,456
Short-Term Investment
Repurchase Agreement	—	1,107,282	—	1,107,282
Total Investments in Securities	58,280,924	1,107,282	—	59,388,206
Other Financial Instruments
Swap Contracts (b)	—	466	—	466
Total Investments in Securities and Other Financial Instruments	$58,280,924	$1,107,748	$—	$59,388,672

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Swap Contracts (b)	$—	$(2,974)	$—	$(2,974)
Total Other Financial Instruments	$—	$(2,974)	$—	$(2,974)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Choice Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 89.7% †
	Australia 3.9%
	Amcor, Ltd. (Containers & Packaging)	423,650	$3,970,812
	Orica, Ltd. (Chemicals)	184,450	3,793,404
			7,764,216
	Belgium 3.4%
¤	Anheuser-Busch InBev N.V. (Beverages)	71,310	6,833,288

	France 9.2%
¤	Airbus Group N.V. (Aerospace & Defense)	95,030	6,742,861
	Essilor International S.A. (Health Care Equipment & Supplies)	39,900	4,010,691
¤	Safran S.A. (Aerospace & Defense)	107,218	7,629,353
			18,382,905
	Germany 4.8%
	GEA Group A.G. (Machinery)	102,050	4,787,626
	Linde A.G. (Chemicals)	24,600	4,661,510
			9,449,136
	Israel 4.0%
¤	Check Point Software Technologies, Ltd. (Software) (a)	120,977	7,915,525

	Japan 2.3%
	Bridgestone Corp. (Auto Components)	127,500	4,659,734

	Luxembourg 2.5%
	SES S.A. (Media)	155,119	4,982,310

	Switzerland 2.2%
	UBS A.G. Registered (Capital Markets) (a)	215,750	4,280,971

	United Kingdom 14.9%
	Delphi Automotive PLC (Auto Components)	105,460	6,421,459
	Experian PLC (Professional Services)	353,070	6,036,278
¤	Lloyds Banking Group PLC (Commercial Banks) (a)	5,554,140	7,605,659
	Rolls-Royce Holdings PLC (Aerospace & Defense) (a)	203,250	3,966,033
	WPP PLC (Media)	271,846	5,706,751
			29,736,180
	United States 42.5%
¤	Aetna, Inc. (Health Care Providers & Services)	101,520	6,936,862
	American International Group, Inc. (Insurance)	119,260	5,719,710
	Apple, Inc. (Computers & Peripherals)	11,394	5,703,836
	Blackstone Group L.P. (The) (Capital Markets)	102,270	3,349,342
	Boeing Co. (The) (Aerospace & Defense)	51,210	6,414,565
	CIT Group, Inc. (Commercial Banks)	80,056	3,726,607
	CME Group, Inc. (Diversified Financial Services)	58,143	4,346,771
¤	CVS Caremark Corp. (Food & Staples Retailing)	118,300	8,011,276
¤	General Motors Co. (Automobiles) (a)	188,700	6,808,296
	International Paper Co. (Paper & Forest Products)	109,990	5,250,923
	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	65,069	4,979,080
	Microsoft Corp. (Software)	129,850	4,914,822
¤	National Oilwell Varco, Inc. (Energy Equipment & Services)	94,750	7,107,197
¤	Northern Trust Corp. (Capital Markets)	115,900	6,979,498
	Time Warner, Inc. (Media)	70,740	4,444,594
			84,693,379
	Total Common Stocks (Cost $155,098,317)		178,697,644

	Principal Amount
Short-Term Investment 10.2%
Repurchase Agreement 10.2%
United States 10.2%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $20,374,177 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $22,265,000 and a Market Value of $20,785,112) (Capital Markets)	$20,374,177	20,374,177

Total Short-Term Investment (Cost $20,374,177)		20,374,177
Total Investments (Cost $175,472,494) (b)	99.9%	199,071,821
Other Assets, Less Liabilities	0.1	221,156
Net Assets	100.0%	$199,292,977

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2014, cost was $175,475,975 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$24,041,101
Gross unrealized depreciation	(445,255)
Net unrealized appreciation	$23,595,846

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$178,697,644	$—	$—	$178,697,644
Short-Term Investment
Repurchase Agreement	—	20,374,177	—	20,374,177
Total Investments in Securities	$178,697,644	$20,374,177	$—	$199,071,821

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Purchases		Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2014
Preferred Stock
Aerospace & Defense	$32,791	$-	$		$407	$		$(33,198)	$-	$-	$-	$-
Total	$32,791	$-		$-	$407		$-	$(33,198)	$-	$-	$-	$-

MainStay Epoch Global Equity Yield Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 97.4% †
	Australia 3.2%
	BHP Billiton, Ltd. (Metals & Mining)	793,950	$25,409,769
	Commonwealth Bank of Australia (Commercial Banks)	287,440	18,672,792
	Telstra Corp., Ltd. (Diversified Telecommunication Services)	10,852,970	48,819,611
	Westpac Banking Corp. (Commercial Banks)	857,222	23,158,612
			116,060,784
	Belgium 0.5%
	Anheuser-Busch InBev N.V. (Beverages)	205,340	19,676,726

	Canada 4.1%
¤	BCE, Inc. (Diversified Telecommunication Services)	1,507,360	63,285,435
	Potash Corporation of Saskatchewan, Inc. (Chemicals)	853,815	26,741,486
	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	605,660	25,477,146
	Shaw Communications, Inc. (Media)	1,368,840	30,197,440
			145,701,507
	France 7.9%
	Electricite de France S.A. (Electric Utilities)	1,539,930	52,379,490
	Sanofi (Pharmaceuticals)	278,916	27,385,458
	SCOR SE (Insurance)	1,083,900	35,172,241
¤	Total S.A. (Oil, Gas & Consumable Fuels)	1,096,730	62,627,601
¤	Vinci S.A. (Construction & Engineering)	1,014,620	66,457,196
	Vivendi S.A. (Diversified Telecommunication Services)	1,469,803	39,527,513
			283,549,499
	Germany 6.6%
	BASF S.E. (Chemicals)	487,660	52,307,422
	Daimler A.G., Registered Shares (Automobiles)	597,140	50,037,168
	Deutsche Post A.G. Registered (Air Freight & Logistics)	619,360	21,442,935
¤	Deutsche Telekom A.G. (Diversified Telecommunication Services)	3,887,450	62,916,023
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	236,110	48,769,307
			235,472,855
	Italy 1.6%
	Terna S.p.A. (Electric Utilities)	12,156,840	59,058,119

	Netherlands 1.5%
	Royal Dutch Shell PLC, ADR (Oil, Gas & Consumable Fuels)	788,740	54,501,934

	Norway 3.0%
	Orkla ASA (Food Products)	3,930,180	30,521,354
	Statoil ASA (Oil, Gas & Consumable Fuels)	1,194,330	28,272,219
	Yara International ASA (Chemicals)	1,154,900	47,649,778
			106,443,351
	Philippines 0.6%
	Philippine Long Distance Telephone Co., Sponsored ADR (Wireless Telecommunication Services)	345,601	20,590,908

	Sweden 0.6%
	Svenska Handelsbanken AB Class A (Commercial Banks)	427,800	20,347,175

	Switzerland 4.2%
	Nestle S.A. Registered (Food Products)	301,170	21,857,371
	Novartis A.G. (Pharmaceuticals)	467,106	36,991,354
	Roche Holding A.G., Genusscheine (Pharmaceuticals)	95,830	26,350,211
¤	Swisscom A.G. (Diversified Telecommunication Services)	119,805	65,898,366
			151,097,302
	United Kingdom 18.3%
¤	AstraZeneca PLC, Sponsored ADR (Pharmaceuticals)	1,151,480	73,118,980
	BAE Systems PLC (Aerospace & Defense)	8,041,790	56,726,539
	British American Tobacco PLC (Tobacco)	485,960	23,295,020
	Centrica PLC (Multi-Utilities)	6,808,100	34,828,964
	Compass Group PLC (Hotels, Restaurants & Leisure)	1,350,000	20,206,391
	Diageo PLC, Sponsored ADR (Beverages)	138,560	16,634,128
	GlaxoSmithKline PLC (Pharmaceuticals)	2,065,240	53,098,508
¤	Imperial Tobacco Group PLC (Tobacco)	1,752,050	64,026,683
¤	National Grid PLC (Multi-Utilities)	4,980,773	64,602,421
	Pearson PLC (Media)	1,740,100	31,809,295
	Severn Trent PLC (Water Utilities)	879,470	24,968,268
	SSE PLC (Electric Utilities)	2,385,170	51,247,180
	United Utilities Group PLC (Water Utilities)	4,344,277	51,133,506
¤	Vodafone Group PLC (Wireless Telecommunication Services)	19,432,060	72,369,897
	WM Morrison Supermarkets PLC (Food & Staples Retailing)	4,330,610	17,078,683
			655,144,463
	United States 45.3%
	AbbVie, Inc. (Pharmaceuticals)	547,510	26,953,917
¤	Altria Group, Inc. (Tobacco)	1,692,170	59,598,227
	Ameren Corp. (Multi-Utilities)	1,178,850	44,607,684
	Apple, Inc. (Computers & Peripherals)	56,440	28,253,864
	Arthur J. Gallagher & Co. (Insurance)	461,990	21,357,798
	AT&T, Inc. (Diversified Telecommunication Services)	1,216,545	40,535,279
	Automatic Data Processing, Inc. (IT Services)	290,860	22,279,876
	CenturyLink, Inc. (Diversified Telecommunication Services)	1,498,880	43,257,677
	CME Group, Inc. (Diversified Financial Services)	533,810	39,907,636
	Coca-Cola Co. (The) (Beverages)	422,590	15,982,354
	Comcast Corp. Class A (Media)	482,550	25,261,492
	ConocoPhillips (Oil, Gas & Consumable Fuels)	494,450	32,114,527
	Corrections Corporation of America (Real Estate Investment Trusts)	1,081,340	36,300,584
	Deere & Co. (Machinery)	215,560	18,529,538
	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	621,110	30,148,679
	Dominion Resources, Inc. (Multi-Utilities)	302,880	20,568,581
	Dow Chemical Co. (The) (Chemicals)	740,910	33,718,814
	Duke Energy Corp. (Electric Utilities)	838,367	59,205,478
	E.I. du Pont de Nemours & Co. (Chemicals)	342,190	20,877,012
	Emerson Electric Co. (Electrical Equipment)	410,670	27,079,580
	Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	434,630	28,850,739
	Health Care REIT, Inc. (Real Estate Investment Trusts)	971,820	56,287,814
	Honeywell International, Inc. (Aerospace & Defense)	249,840	22,792,903
	Integrys Energy Group, Inc. (Multi-Utilities)	391,820	21,291,499
	Johnson & Johnson (Pharmaceuticals)	232,730	20,589,623
	Kimberly-Clark Corp. (Household Products)	330,195	36,113,427
	Kinder Morgan Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	610,880	48,552,742
	KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	460,290	28,294,026
	Lockheed Martin Corp. (Aerospace & Defense)	381,605	57,588,011
	Lorillard, Inc. (Tobacco)	1,178,850	58,022,997
	MarkWest Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	362,740	25,460,721
	Mattel, Inc. (Leisure Equipment & Products)	877,770	33,214,817
	McDonald's Corp. (Hotels, Restaurants & Leisure)	242,930	22,876,718
	Merck & Co., Inc. (Pharmaceuticals)	515,030	27,281,139
	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	609,080	27,323,329
	Microsoft Corp. (Software)	595,440	22,537,404
	PepsiCo., Inc. (Beverages)	227,590	18,289,132
	Philip Morris International, Inc. (Tobacco)	463,700	36,233,518
	PPL Corp. (Electric Utilities)	1,765,760	53,979,283
	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,656,280	30,591,492
	Regal Entertainment Group Class A (Media)	1,420,170	27,693,315
	Reynolds American, Inc. (Tobacco)	1,069,370	51,864,445
	Southern Co. (Electric Utilities)	1,153,265	47,560,649
	Targa Resources Partners, L.P. (Oil, Gas & Consumable Fuels)	424,290	22,279,468
	TECO Energy, Inc. (Multi-Utilities)	2,537,410	41,562,776
	Time Warner, Inc. (Media)	321,630	20,208,013
	Verizon Communications, Inc. (Diversified Telecommunication Services)	860,620	41,326,972
	Waste Management, Inc. (Commercial Services & Supplies)	482,520	20,159,686
	Wells Fargo & Co. (Commercial Banks)	622,810	28,238,205
			1,623,603,460
	Total Common Stocks (Cost $3,166,378,545)		3,491,248,083

	Principal Amount	Value
Short-Term Investment 2.5%
Repurchase Agreement 2.5%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $87,553,735 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $95,665,000 and a Market Value of $89,306,434) (Capital Markets)	$87,553,735	87,553,735
Total Short-Term Investment (Cost $87,553,735)		87,553,735
Total Investments (Cost $3,253,932,280) (a)	99.9%	3,578,801,818
Other Assets, Less Liabilities	0.1	4,937,891
Net Assets	100.0%	$3,583,739,709

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2014, cost was $3,253,932,280 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$372,901,902
Gross unrealized depreciation	(48,032,364)
Net unrealized appreciation	$324,869,538

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$3,491,248,083	$—	$—	$3,491,248,083
Short-Term Investment
Repurchase Agreement	—	87,553,735	—	87,553,735
Total Investments in Securities	$3,491,248,083	$87,553,735	$—	$3,578,801,818

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch International Small Cap Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 92.7% †
	Australia 1.7%
	Flight Centre, Ltd. (Hotels, Restaurants & Leisure)	7,720	$320,715
	Goodman Fielder, Ltd. (Food Products)	1,289,650	767,474
	Pact Group Holdings, Ltd. (Containers & Packaging) (a)	219,852	667,640
	Seek, Ltd. (Professional Services)	52,350	568,553
			2,324,382
	Canada 4.9%
	Algonquin Power & Utilities Corp. (Independent Power Producers & Energy Traders) (b)(c)	97,100	635,564
	Algonquin Power & Utilities Corp. (Independent Power Producers & Energy Traders)	55,033	360,216
	Black Diamond Group, Ltd. (Commercial Services & Supplies)	23,700	637,958
	Calfrac Well Services, Ltd. (Energy Equipment & Services)	21,650	579,666
	Capstone Mining Corp. (Metals & Mining) (a)	344,060	892,780
	CCL Industries, Inc. Class B (Containers & Packaging)	21,290	1,535,938
	MacDonald Dettwiler & Associates, Ltd. (Aerospace & Defense)	13,700	973,238
	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	97,000	1,028,570
			6,643,930
	Finland 0.5%
	Cargotec Oyj Class B (Machinery)	17,500	622,391

	France 6.9%
	Alcatel-Lucent (Communications Equipment) (a)	444,316	1,795,949
	Alten, Ltd. (IT Services)	21,160	954,469
¤	Altran Technologies S.A. (IT Services) (a)	269,240	2,461,253
	Eurofins Scientific (Life Sciences Tools & Services)	3,770	959,972
	Havas S.A. (Media)	132,284	1,037,819
	IPSOS (Media)	26,880	1,153,391
	Mersen (Electrical Equipment)	18,200	569,475
	Saft Groupe S.A. (Electrical Equipment)	9,996	349,982
			9,282,310
	Germany 7.7%
	Aareal Bank A.G. (Thrifts & Mortgage Finance) (a)	10,270	378,690
	Deutz A.G. (Machinery) (a)	72,800	724,117
¤	Duerr A.G. (Machinery)	22,850	1,927,036
	GFK SE (Media)	11,350	623,790
	Hamburger Hafen und Logistik A.G. (Transportation Infrastructure)	23,925	598,565
	KION Group A.G. (Machinery) (a)	20,330	930,877
	Krones A.G. (Machinery)	9,050	723,922
	Morphosys A.G. (Life Sciences Tools & Services) (a)	16,150	1,414,926
¤	ProSiebenSat.1 Media A.G. (Media)	42,390	1,903,235
	Software A.G. (Software)	30,630	1,138,522
			10,363,680
	Greece 0.4%
	Hellenic Exchanges - Athens Stock Exchange S.A. Holding (Diversified Financial Services)	55,981	550,406

	Hong Kong 1.2%
	Emperor Watch & Jewellery, Ltd. (Specialty Retail)	3,960,000	260,130
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified Telecommunication Services)	632,760	232,279
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment, Instruments & Components)	196,184	441,198
	Peace Mark Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (a)(c)(d)	1,118,750	1,441
	Vitasoy International Holdings, Ltd. (Food Products)	473,930	658,050
			1,593,098
	Ireland 2.0%
	Kingspan Group PLC (Building Products)	27,800	531,100
¤	Smurfit Kappa Group PLC (Containers & Packaging)	94,430	2,216,024
			2,747,124
	Italy 8.7%
	Astaldi S.p.A. (Construction & Engineering)	154,248	1,469,762
¤	Azimut Holding S.p.A. (Capital Markets)	82,600	2,392,927
	Banca Generali S.p.A. (Capital Markets)	30,533	935,606
	Banca Popolare dell'Emilia Romagna Scrl (Commercial Banks) (a)	141,450	1,338,276
	Credito Emiliano S.p.A. (Commercial Banks)	62,750	514,133
	Danieli & Co. S.p.A. (Machinery)	52,044	1,177,115
	Gtech S.p.A. (Hotels, Restaurants & Leisure)	37,100	1,130,831
	Mediolanum S.p.A. (Insurance)	193,975	1,673,021
	UnipolSai S.p.A. (Insurance) (a)	362,350	1,091,759
			11,723,430
	Japan 21.0%
	Aida Engineering, Ltd. (Machinery)	40,300	454,790
	Air Water, Inc. (Chemicals)	65,160	975,136
	ASKUL Corp. (Internet & Catalog Retail)	44,400	1,701,341
	Century Tokyo Leasing Corp. (Diversified Financial Services)	38,300	1,132,094
	CyberAgent, Inc. (Media)	33,700	1,649,212
	Daicel Corp. (Chemicals)	117,000	949,330
	Daifuku Co., Ltd. (Machinery)	70,500	850,113
	DTS Corp. (Software)	44,800	850,222
	GMO Internet, Inc. (Internet Software & Services)	108,900	1,349,392
	Hakuhodo DY Holdings, Inc. (Media)	91,000	744,602
	Horiba, Ltd. (Electronic Equipment, Instruments & Components)	29,950	1,096,339
	Japan Logistics Fund, Inc. (Real Estate Investment Trusts)	445	990,002
	JGC Corp. (Construction & Engineering)	40,750	1,561,080
	Kansai Paint Co., Ltd. (Chemicals)	63,440	873,022
	KYB Co., Ltd. (Auto Components)	151,000	755,222
	MISUMI Group, Inc. (Trading Companies & Distributors)	19,600	569,564
	Monex Group, Inc. (Capital Markets)	140,200	605,150
	Nabtesco Corp. (Machinery)	28,900	646,339
	Nichias Corp. (Building Products)	90,000	633,356
	Nifco, Inc. (Auto Components)	24,150	636,783
	Nihon Kohden Corp. (Health Care Equipment & Supplies)	13,000	512,773
	Nippo Corp. (Construction & Engineering)	35,000	551,532
	Nippon Shokubai Co., Ltd. (Chemicals)	31,000	328,599
	Nissin Electric Co., Ltd. (Electrical Equipment)	65,000	345,454
	Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals)	46,000	741,529
	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	6,700	283,948
	St Marc Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	11,978	574,456
	Sundrug Co., Ltd. (Food & Staples Retailing)	14,300	605,339
	Suruga Bank, Ltd. (Commercial Banks)	95,000	1,625,330
	Sysmex Corp. (Health Care Equipment & Supplies)	15,700	874,357
	Takata Corp. (Auto Components)	14,600	440,129
	Tokai Rika Co., Ltd. (Auto Components)	16,900	315,769
	Tokyo Ohka Kogyo Co., Ltd. (Chemicals)	42,800	862,954
	TS Tech Co., Ltd. (Auto Components)	29,600	1,108,153
			28,193,411
	Marshall Islands 1.0%
	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	137,750	1,377,500

	Mexico 0.4%
	Genomma Lab Internacional S.A.B. de C.V. Class B (Pharmaceuticals) (a)	84,070	207,441
	Grupo Aeroportuario Del Sureste S.A.B. de C.V. Class B (Transportation Infrastructure)	33,100	372,554
			579,995
	Netherlands 1.9%
	Delta Lloyd N.V. (Insurance)	29,506	759,482
	Fugro N.V. (Energy Equipment & Services)	10,654	557,734
	USG People N.V. (Professional Services)	76,100	1,195,710
			2,512,926
	Norway 1.2%
	Petroleum Geo-Services ASA (Energy Equipment & Services)	45,010	464,982
	SpareBank 1 SMN (Commercial Banks)	53,200	497,893
	SpareBank 1 SR Bank ASA (Commercial Banks)	64,166	620,966
			1,583,841
	Portugal 0.7%
	Banco Espirito Santo S.A. (Commercial Banks) (a)	597,160	910,090

	Republic of Korea 0.4%
	Daum Communications Corp. (Internet Software & Services)	6,300	470,874

	Spain 3.5%
	Abengoa S.A., Class B (Construction & Engineering)	441,060	1,457,401
	Bolsas Y Mercados Espanoles S.A. (Diversified Financial Services)	27,250	1,066,361
	Jazztel PLC (Diversified Telecommunication Services) (a)	147,993	1,820,534
	Mediaset Espana Comunicacion S.A. (Media) (a)	31,020	382,680
			4,726,976
	Sweden 1.1%
	Modern Times Group AB Class B (Media)	31,660	1,429,470

	Switzerland 5.5%
	EFG International A.G. (Capital Markets) (a)	56,532	826,172
	GAM Holding A.G. (Capital Markets) (a)	68,850	1,158,068
	Gategroup Holding A.G. (Commercial Services & Supplies) (a)	19,370	576,838
	Helvetia Holding A.G. (Insurance)	1,650	796,200
	Kuoni Reisen Holding A.G. Registered (Hotels, Restaurants & Leisure) (a)	2,909	1,315,491
	Sulzer A.G. (Machinery)	2,500	377,489
¤	Temenos Group A.G. Registered (Software) (a)	82,514	2,320,749
			7,371,007
	United Arab Emirates 0.2%
	Polarcus, Ltd. (Energy Equipment & Services) (a)	426,581	266,382

	United Kingdom 21.8%
	Afren PLC (Oil, Gas & Consumable Fuels) (a)	445,500	1,088,282
	Alent PLC (Chemicals)	110,870	571,747
¤	Ashtead Group PLC (Trading Companies & Distributors)	173,218	2,248,124
	Babcock International Group PLC (Commercial Services & Supplies)	39,310	898,241
¤	Barratt Developments PLC (Household Durables)	350,140	2,179,201
	Bovis Homes Group PLC (Household Durables)	53,555	724,561
	Catlin Group, Ltd. (Insurance)	42,250	366,374
	Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	62,600	543,869
	Enquest PLC (Oil, Gas & Consumable Fuels) (a)	252,570	537,683
	Hays PLC (Professional Services)	786,900	1,717,879
	Inchcape PLC (Distributors)	98,415	946,438
	Informa PLC (Media)	84,747	720,261
	Intermediate Capital Group PLC (Capital Markets)	260,140	1,768,735
	International Personal Finance PLC (Consumer Finance)	67,147	513,280
	Lancashire Holdings, Ltd. (Insurance)	39,190	485,760
	Lavendon Group PLC (Trading Companies & Distributors)	182,700	590,920
	Micro Focus International PLC (Software)	64,359	793,498
	Millennium & Copthorne Hotels PLC (Hotels, Restaurants & Leisure)	40,080	372,923
	Moneysupermarket.com Group PLC (Internet Software & Services)	167,770	491,746
	Paragon Group of Cos. PLC (Thrifts & Mortgage Finance)	178,137	1,028,158
¤	Playtech PLC (Software)	182,030	2,063,252
	Premier Oil PLC (Oil, Gas & Consumable Fuels)	252,830	1,128,843
	Restaurant Group PLC (Hotels, Restaurants & Leisure)	153,600	1,545,317
	Spectris PLC (Electronic Equipment, Instruments & Components)	13,300	485,815
	SThree PLC (Professional Services)	77,944	491,386
	Subsea 7 S.A. (Energy Equipment & Services)	25,431	436,716
	Taylor Wimpey PLC (Household Durables)	835,496	1,541,034
¤	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	735,450	2,175,001
	Vesuvius PLC (Machinery)	118,770	873,920
			29,328,964
	Total Common Stocks (Cost $96,404,881)		124,602,187

	Principal Amount
Short-Term Investment 0.3%
Repurchase Agreement 0.3%
United States 0.3%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $371,543 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $410,000 and a Market Value of $382,749) (Capital Markets)	$371,543	371,543

Total Short-Term Investment (Cost $371,543)		371,543
Total Investments (Cost $96,776,424) (e)	93.0%	124,973,730
Other Assets, Less Liabilities	7.0	9,364,445
Net Assets	100.0%	$134,338,175

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security - Security was fair valued in accordance with the Fund’s valuation policy. As of January 31, 2014, the total market value of fair valued securities was $637,005, which represented 0.5% of the Fund’s net assets.
(d)	Illiquid security - The total market value of this security as of January 31, 2014, was $1,441, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	As of January 31, 2014, cost was $99,319,030 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$31,066,017
Gross unrealized depreciation	(5,411,317)
Net unrealized appreciation	$25,654,700

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$123,965,182	$635,564	$1,441	$124,602,187
Short-Term Investment
Repurchase Agreement	—	371,543	—	371,543
Total Investments in Securities	$123,965,182	$1,007,107	$1,441	$124,973,730

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $1,441 was listed under Hong Kong in the Textiles, Apparel & Luxury Goods industry, within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2014
Common Stocks
Hong Kong	$1,443	$-	$-	$(2)	$-	$-	$-	$-	$1,441	$(2)
Total	$1,443	$-	$-	$(2)	$-	$-	$-	$-	$1,441	$(2)

MainStay Epoch U.S. All Cap Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 95.3% †
	Aerospace & Defense 5.2%
¤	Boeing Co. (The)	156,970	$19,662,062
	Rockwell Collins, Inc.	106,710	8,063,008
	United Technologies Corp.	57,450	6,550,449
			34,275,519
	Auto Components 3.9%
	Dana Holding Corp.	325,930	6,166,596
	Delphi Automotive PLC	133,640	8,137,339
	Visteon Corp. (a)	139,070	11,266,061
			25,569,996
	Beverages 1.6%
	PepsiCo., Inc.	129,050	10,370,458

	Building Products 2.0%
	Allegion PLC (a)	54,200	2,674,770
	Masco Corp.	496,170	10,498,957
			13,173,727
	Capital Markets 3.3%
	Ameriprise Financial, Inc.	93,910	9,920,652
	BlackRock, Inc.	38,520	11,574,105
			21,494,757
	Chemicals 4.9%
	E.I. du Pont de Nemours & Co.	166,720	10,171,587
	Ecolab, Inc.	88,962	8,944,240
¤	Praxair, Inc.	107,200	13,369,984
			32,485,811
	Commercial Banks 2.6%
	CIT Group, Inc.	220,060	10,243,793
	Huntington Bancshares, Inc.	729,700	6,618,379
			16,862,172
	Computers & Peripherals 4.5%
¤	Apple, Inc.	39,569	19,808,241
	Seagate Technology PLC	181,847	9,612,433
			29,420,674
	Consumer Finance 1.5%
	Capital One Financial Corp.	135,684	9,580,647

	Containers & Packaging 1.4%
	Rock-Tenn Co. Class A	89,130	9,044,912

	Distributors 1.7%
	Genuine Parts Co.	139,450	11,469,763

	Diversified Financial Services 4.2%
	Citigroup, Inc.	219,700	10,420,371
	CME Group, Inc.	144,195	10,780,018
	Interactive Brokers Group, Inc. Class A	309,543	6,562,312
			27,762,701
	Diversified Telecommunication Services 1.4%
	CenturyLink, Inc.	320,130	9,238,952

	Energy Equipment & Services 2.0%
	National Oilwell Varco, Inc.	176,075	13,207,386

	Food & Staples Retailing 2.0%
¤	CVS Caremark Corp.	199,250	13,493,210

	Food Products 2.5%
	Ingredion, Inc.	165,317	10,299,249
	J.M. Smucker Co. (The)	61,716	5,948,805
			16,248,054
	Health Care Equipment & Supplies 1.6%
	Abbott Laboratories	288,230	10,566,512

	Health Care Providers & Services 5.7%
¤	Aetna, Inc.	194,480	13,288,818
	DaVita HealthCare Partners, Inc. (a)	172,830	11,221,852
	UnitedHealth Group, Inc.	180,870	13,073,284
			37,583,954
	Hotels, Restaurants & Leisure 3.1%
	International Game Technology	698,538	10,079,904
	McDonald's Corp.	107,225	10,097,378
			20,177,282
	Insurance 3.1%
	American International Group, Inc.	215,800	10,349,768
	Marsh & McLennan Cos., Inc.	214,590	9,808,909
			20,158,677
	IT Services 3.2%
	Fidelity National Information Services, Inc.	148,810	7,544,667
¤	Visa, Inc. Class A	63,728	13,728,923
			21,273,590
	Life Sciences Tools & Services 2.1%
¤	Agilent Technologies, Inc.	235,395	13,688,219

	Machinery 4.1%
	AGCO Corp.	122,740	6,545,724
	Ingersoll-Rand PLC	162,800	9,571,012
	Wabtec Corp.	149,304	11,020,128
			27,136,864
	Media 3.8%
	Comcast Corp. Class A	209,560	10,970,466
¤	Time Warner, Inc.	227,570	14,298,223
			25,268,689
	Multi-Utilities 2.2%
	Vectren Corp.	165,680	6,050,633
	Wisconsin Energy Corp.	201,970	8,618,060
			14,668,693
	Multiline Retail 1.5%
	Kohl's Corp.	196,550	9,951,327

	Oil, Gas & Consumable Fuels 4.8%
	Devon Energy Corp.	137,900	8,166,438
	Exxon Mobil Corp.	141,650	13,054,464
	Occidental Petroleum Corp.	115,227	10,090,428
			31,311,330
	Pharmaceuticals 2.7%
	AbbVie, Inc.	213,750	10,522,913
	Endo Health Solutions, Inc. (a)	105,180	6,929,258
			17,452,171
	Semiconductors & Semiconductor Equipment 2.0%
	Texas Instruments, Inc.	303,908	12,885,699

	Software 7.8%
	Check Point Software Technologies, Ltd. (a)	107,730	7,048,774
	Electronic Arts, Inc. (a)	210,330	5,552,712
¤	Microsoft Corp.	603,420	22,839,447
¤	Oracle Corp.	425,800	15,712,020
			51,152,953
	Specialty Retail 2.9%
	Staples, Inc.	455,600	5,995,696
	TJX Cos., Inc.	222,800	12,779,808
			18,775,504
	Total Common Stocks (Cost $481,458,307)		625,750,203

	Principal Amount	Value
Short-Term Investment 4.9%
Repurchase Agreement 4.9%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $32,460,895 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $36,215,000 and a Market Value of $33,114,018)	$32,460,895	32,460,895
Total Short-Term Investment (Cost $32,460,895)		32,460,895
Total Investments (Cost $513,919,202) (b)	100.2%	658,211,098
Other Assets, Less Liabilities	(0.2)	(1,521,812)
Net Assets	100.0%	$656,689,286

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2014, cost was $514,940,909 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$151,198,379
Gross unrealized depreciation	(7,928,190)
Net unrealized appreciation	$143,270,189

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$625,750,203	$—	$—	$625,750,203
Short-Term Investment
Repurchase Agreement	—	32,460,895	—	32,460,895
Total Investments in Securities	$625,750,203	$32,460,895	$—	$658,211,098

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Equity Yield Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 95.3% †
	Aerospace & Defense 7.4%
	Boeing Co. (The)	965	$120,876
	General Dynamics Corp.	1,860	188,437
¤	Honeywell International, Inc.	2,725	248,602
¤	Lockheed Martin Corp.	1,820	274,656
¤	Raytheon Co.	2,920	277,604
	United Technologies Corp.	1,570	179,011
			1,289,186
	Air Freight & Logistics 0.5%
	United Parcel Service, Inc. Class B	870	82,850

	Beverages 3.1%
	Coca-Cola Co. (The)	3,795	143,527
	Coca-Cola Enterprises, Inc.	3,685	159,524
	Molson Coors Brewing Co. Class B	2,955	155,551
	PepsiCo., Inc.	1,020	81,967
			540,569
	Capital Markets 1.7%
	BlackRock, Inc.	525	157,747
	Waddell & Reed Financial, Inc. Class A	2,155	139,687
			297,434
	Chemicals 3.3%
	Dow Chemical Co. (The)	4,415	200,927
	E.I. du Pont de Nemours & Co.	2,255	137,577
	Potash Corporation of Saskatchewan, Inc.	4,080	127,786
	RPM International, Inc.	2,560	101,555
			567,845
	Commercial Banks 2.1%
	Commonwealth Bank of Australia, ADR	1,390	90,336
	M&T Bank Corp.	1,210	134,927
	Wells Fargo & Co.	2,995	135,793
			361,056
	Commercial Services & Supplies 4.1%
	Deluxe Corp.	3,965	192,501
	R.R. Donnelley & Sons Co.	7,760	143,327
	Republic Services, Inc.	4,370	139,971
	Waste Management, Inc.	5,670	236,893
			712,692
	Computers & Peripherals 2.4%
	Apple, Inc.	270	135,162
¤	Seagate Technology PLC	5,145	271,965
			407,127
	Containers & Packaging 0.4%
	Bemis Co., Inc.	2,005	77,213

	Distributors 1.0%
	Genuine Parts Co.	2,050	168,612

	Diversified Financial Services 1.4%
	CME Group, Inc.	3,203	239,456

	Diversified Telecommunication Services 3.1%
	AT&T, Inc.	4,880	162,602
	CenturyLink, Inc.	6,500	187,590
	Verizon Communications, Inc.	3,770	181,035
			531,227
	Electric Utilities 5.0%
	Duke Energy Corp.	3,120	220,335
	Entergy Corp.	1,145	72,169
	Northeast Utilities	3,693	161,753
	PPL Corp.	5,975	182,656
	Southern Co. (The)	2,945	121,452
	Westar Energy, Inc.	3,505	116,261
			874,626
	Electrical Equipment 2.8%
	Eaton Corp. PLC	3,210	234,619
¤	Emerson Electric Co.	3,835	252,880
			487,499
	Energy Equipment & Services 0.8%
	Diamond Offshore Drilling, Inc.	3,009	146,057

	Food & Staples Retailing 1.9%
	CVS Caremark Corp.	2,470	167,268
	Wal-Mart Stores, Inc.	2,125	158,695
			325,963
	Food Products 2.9%
	Campbell Soup Co.	4,105	169,167
	Hershey Co. (The)	1,325	131,705
	Kraft Foods Group, Inc.	3,835	200,762
			501,634
	Gas Utilities 0.5%
	WGL Holdings, Inc.	2,370	89,539

	Health Care Equipment & Supplies 1.1%
	Medtronic, Inc.	3,315	187,496

	Health Care Providers & Services 0.8%
	UnitedHealth Group, Inc.	1,810	130,827

	Hotels, Restaurants & Leisure 0.8%
	McDonald's Corp.	1,500	141,255

	Household Products 3.1%
	Colgate-Palmolive Co.	1,425	87,253
¤	Kimberly-Clark Corp.	2,750	300,767
	Procter & Gamble Co. (The)	1,900	145,578
			533,598
	Industrial Conglomerates 1.4%
	3M Co.	1,885	241,638

	Insurance 2.3%
¤	Arthur J. Gallagher & Co.	5,630	260,275
	Marsh & McLennan Cos., Inc.	3,135	143,301
			403,576
	IT Services 2.5%
	Automatic Data Processing, Inc.	2,905	222,523
	Paychex, Inc.	5,045	210,982
			433,505
	Leisure Equipment & Products 1.3%
	Mattel, Inc.	6,030	228,175

	Machinery 0.4%
	Deere & Co.	853	73,324

	Media 3.4%
	Comcast Corp. Class A	4,730	247,616
	Regal Entertainment Group Class A	6,640	129,480
	Time Warner, Inc.	3,469	217,957
			595,053
	Metals & Mining 0.5%
	BHP Billiton, Ltd., ADR	1,450	92,728

	Multi-Utilities 8.4%
	Ameren Corp.	3,480	131,683
	CMS Energy Corp.	6,040	167,851
	Dominion Resources, Inc.	2,600	176,566
	Integrys Energy Group, Inc.	2,420	131,503
	NiSource, Inc.	7,135	245,230
	SCANA Corp.	2,195	103,758
	TECO Energy, Inc.	7,590	124,324
	Vectren Corp.	3,405	124,351
	Wisconsin Energy Corp.	5,695	243,006
			1,448,272
	Oil, Gas & Consumable Fuels 7.7%
	ConocoPhillips	2,660	172,767
	Enterprise Products Partners, L.P.	1,910	126,786
	Exxon Mobil Corp.	775	71,424
	Kinder Morgan Energy Partners, L.P.	1,325	105,311
	MarkWest Energy Partners, L.P.	1,670	117,217
	ONEOK Partners, L.P.	1,910	98,995
	ONEOK, Inc.	3,235	221,565
	Royal Dutch Shell PLC, ADR	2,360	163,076
	Spectra Energy Corp.	4,245	152,608
	Targa Resources Partners, L.P.	2,025	106,333
			1,336,082
	Pharmaceuticals 4.0%
¤	AbbVie, Inc.	5,875	289,226
¤	Johnson & Johnson	3,035	268,507
	Merck & Co., Inc.	2,560	135,603
			693,336
	Real Estate Investment Trusts 1.9%
	Corrections Corporation of America	3,880	130,251
	Health Care REIT, Inc.	3,340	193,453
			323,704
	Semiconductors & Semiconductor Equipment 3.3%
	Intel Corp.	3,580	87,853
	KLA-Tencor Corp.	2,830	173,960
	Linear Technology Corp.	1,950	86,853
	Microchip Technology, Inc.	5,100	228,786
			577,452
	Software 1.9%
	Microsoft Corp.	4,330	163,890
	Oracle Corp.	4,660	171,954
			335,844
	Specialty Retail 1.0%
	Home Depot, Inc. (The)	2,150	165,227

	Tobacco 5.1%
¤	Altria Group, Inc.	7,800	274,716
	Lorillard, Inc.	3,965	195,158
	Philip Morris International, Inc.	2,395	187,145
	Reynolds American, Inc.	4,831	234,256
			891,275
	Total Common Stocks (Cost $14,093,257)		16,532,952

	Principal Amount	Value
Short-Term Investment 4.5%
Repurchase Agreement 4.5%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $780,116 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $855,000 and a Market Value of $796,067)	$780,116	780,116
Total Short-Term Investment (Cost $780,116)		780,116
Total Investments (Cost $14,873,373) (a)	99.8%	17,313,068
Other Assets, Less Liabilities	0.2	35,480
Net Assets	100.0%	$17,348,548

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2014, cost was $14,958,675 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$2,664,818
Gross unrealized depreciation	(310,425)
Net unrealized appreciation	$2,354,393

The following abbreviation is used in the above portfolio:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$16,532,952	$—	$—	$16,532,952
Short-Term Investment
Repurchase Agreement	—	780,116	—	780,116
Total Investments in Securities	$16,532,952	$780,116	$—	$17,313,068

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 96.8%†
	Corporate Bonds 2.2%
	Aerospace & Defense 0.2%
	Oshkosh Corp. 8.25%, due 3/1/17	$3,400,000	$3,553,000

	Broadcasting & Entertainment 0.3%
	Sinclair Television Group, Inc. 8.375%, due 10/15/18	5,000,000	5,400,000

	Buildings & Real Estate 0.2%
	Building Materials Corporation of America 6.875%, due 8/15/18 (a)	2,400,000	2,532,000
	CBRE Services, Inc. 6.625%, due 10/15/20	800,000	857,000
			3,389,000
	Chemicals, Plastics & Rubber 0.2%
	Ineos Finance PLC 8.375%, due 2/15/19 (a)	2,000,000	2,205,000
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	500,000	530,000
			2,735,000
	Containers, Packaging & Glass 0.4%
	Berry Plastics Corp. 9.50%, due 5/15/18	3,000,000	3,195,000
	Greif, Inc. 7.75%, due 8/1/19	1,350,000	1,525,500
¤	Reynolds Group Issuer, Inc. 9.875%, due 8/15/19	1,100,000	1,215,500
	Sealed Air Corp. 6.50%, due 12/1/20 (a)	1,764,000	1,900,710
			7,836,710
	Finance 0.2%
	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, due 7/1/21	3,000,000	2,820,000

	Healthcare, Education & Childcare 0.1%
	Grifols, Inc. 8.25%, due 2/1/18	1,385,000	1,478,488

	Mining, Steel, Iron & Non-Precious Metals 0.4%
	FMG Resources August 2006 Pty, Ltd.
	6.00%, due 4/1/17 (a)	2,000,000	2,115,000
	6.375%, due 2/1/16 (a)	4,000,000	4,146,000
			6,261,000
	Software 0.2%
¤	First Data Corp. 6.75%, due 11/1/20 (a)	4,235,000	4,457,337

	Telecommunications 0.0%‡
	MetroPCS Wireless, Inc. 6.25%, due 4/1/21 (a)	600,000	623,250

	Total Corporate Bonds (Cost $36,763,800)		38,553,785

	Floating Rate Loans 89.0% (b)
	Aerospace & Defense 3.6%
	Aeroflex, Inc. New Term Loan B 4.50%, due 11/11/19	7,047,548	7,101,870
	American Airlines, Inc. Exit Term Loan 3.75%, due 6/27/19	9,311,429	9,381,265
	Booz Allen Hamilton, Inc. New Term Loan 3.75%, due 7/31/19	12,392,250	12,457,310
	Delta Air Lines, Inc. New Term Loan B1 4.00%, due 10/18/18	5,479,881	5,500,392
	DigitalGlobe, Inc. New Term Loan B 3.75%, due 1/31/20	1,191,000	1,193,233
	SI Organization, Inc. (The) Term Loan B 5.50%, due 11/22/16	7,421,791	7,267,172
	Spirit Aerosystems, Inc. Term Loan B 3.75%, due 4/18/19	4,401,600	4,432,411
	TransDigm, Inc. Term Loan C 3.75%, due 2/28/20	8,241,019	8,292,526
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	8,455,556	8,491,492
			64,117,671
	Automobile 3.9%
	Affinia Group Intermediate Holdings, Inc. Term Loan B2 4.75%, due 4/27/20	6,122,054	6,122,054
	Allison Transmission, Inc.
	Term Loan B2 3.16%, due 8/7/17	1,808,635	1,810,896
	New Term Loan B3 3.75%, due 8/23/19	5,428,958	5,440,837
	ASP HHI Acquisition Co., Inc. Additional Term Loan 5.00%, due 10/5/18	4,022,989	4,050,648
	Capital Automotive, L.P.
	New Term Loan B 4.00%, due 4/10/19	8,130,738	8,196,735
	New 2nd Lien Term Loan 6.00%, due 4/30/20	1,666,667	1,722,917
	Chrysler Group LLC New Term Loan B 3.50%, due 5/24/17	6,815,213	6,843,203
	Federal-Mogul Corp.
	Term Loan B 2.108%, due 12/29/14	1,897,454	1,883,223
	Term Loan C 2.108%, due 12/28/15	3,514,598	3,488,238
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 4.75%, due 4/30/19	9,000,000	9,092,817
	KAR Auction Services, Inc. Term Loan B 3.75%, due 5/19/17	4,992,833	5,028,721
	Metaldyne LLC REFI Term Loan B 5.00%, due 12/18/18	6,187,500	6,232,359
	Tomkins LLC Term Loan B2 3.75%, due 9/29/16	5,358,611	5,381,578
	Tower Automotive Holdings USA LLC Term Loan B 4.75%, due 4/23/20	5,293,400	5,326,394
			70,620,620
	Beverage, Food & Tobacco 2.4%
	AdvancePierre Foods, Inc. Term Loan 5.75%, due 7/10/17	4,962,406	4,964,475
	American Seafoods Group LLC New Term Loan B 4.253%, due 3/18/18 (c)	2,384,300	2,372,378
	Del Monte Foods Co. Term Loan 4.00%, due 3/8/18	12,792,681	12,843,852
	HJ Heinz Co. Term Loan B2 3.50%, due 6/5/20	9,925,125	10,018,689
	Michael Foods Group, Inc. Term Loan 4.25%, due 2/23/18	8,031,010	8,073,678
	Pinnacle Foods Finance LLC Term Loan G 3.25%, due 4/29/20	4,764,000	4,764,743
			43,037,815
	Broadcasting & Entertainment 4.3%
	Cequel Communications LLC Term Loan B 3.50%, due 2/14/19	6,297,924	6,314,614
	Charter Communications Operating LLC Term Loan E 3.00%, due 7/1/20	3,582,000	3,564,538
	Clear Channel Communications, Inc.
	Term Loan B 3.81%, due 1/29/16	7,550,000	7,354,508
	Term Loan D 6.91%, due 1/30/19	6,500,000	6,302,679
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.25%, due 12/23/20	8,612,420	8,691,999
	Hubbard Radio LLC Term Loan B 4.50%, due 4/29/19	4,565,783	4,580,051
	Mission Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	1,312,080	1,315,338
	Nexstar Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	1,487,920	1,491,614
	TWCC Holding Corp. REFI Term Loan B 3.50%, due 2/13/17	6,548,175	6,546,132
¤	Univision Communications, Inc.
	Term Loan C3 4.00%, due 3/2/20	3,573,000	3,585,655
	Term Loan C4 4.00%, due 3/1/20	12,133,335	12,191,478
	WideOpenWest Finance LLC
	New Term Loan B1 3.75%, due 7/17/17	2,493,750	2,499,580
	Term Loan B 4.75%, due 4/1/19	11,840,537	11,922,699
			76,360,885
	Buildings & Real Estate 2.9%
	Armstrong World Industries, Inc. New Term Loan B 3.50%, due 3/16/20	5,657,151	5,661,863
	CB Richard Ellis Services, Inc. New Term Loan B 2.92%, due 3/29/21	4,412,669	4,423,700
	Continental Building Products LLC
	1st Lien Term Loan 4.75%, due 8/28/20	5,777,188	5,769,966
	2nd Lien Term Loan 8.75%, due 2/15/21	1,333,333	1,335,556
	CPG International, Inc. New Term Loan 4.75%, due 9/30/20	4,156,250	4,162,746
	Realogy Corp. Extended Term Loan 4.50%, due 3/5/20	12,356,625	12,433,854
	USIC Holdings, Inc. 1st Lien Term Loan 4.75%, due 7/10/20 (c)	5,970,000	5,987,415
	Wilsonart International Holdings LLC Term Loan B 4.00%, due 10/31/19	11,514,206	11,517,810
			51,292,910
	Cargo Transport 0.2%
	Swift Transportation Co., Inc. New Term Loan B2 4.00%, due 12/21/17	4,486,492	4,516,404

	Chemicals, Plastics & Rubber 3.7%
	Allnex USA, Inc.
	USD Term Loan B1 4.50%, due 10/3/19	2,520,825	2,536,580
	USD Term Loan B2 4.50%, due 10/3/19	1,307,935	1,316,110
	2nd Lien Term Loan 8.25%, due 4/3/20	600,000	617,250
	Arysta LifeScience Corp.
	1st Lien Term Loan 4.50%, due 5/29/20	5,978,977	6,035,030
	2nd Lien Term Loan 8.25%, due 11/30/20	1,200,000	1,228,500
¤	Axalta Coating Systems U.S. Holdings, Inc. Term Loan 4.75%, due 2/1/20	15,749,763	15,856,073
	Ineos US Finance LLC 6 Year Term Loan 4.00%, due 5/4/18	11,778,015	11,834,796
	MacDermid, Inc. 1st Lien Term Loan 4.00%, due 6/8/20	5,970,000	6,007,313
	OXEA Finance LLC USD Term Loan B2 4.25%, due 1/15/20	4,987,500	5,031,141
	Polymer Group, Inc. 1st Lien Term Loan B 5.25%, due 12/19/19	5,600,000	5,642,000
	Univar, Inc. Term Loan B 5.00%, due 6/30/17	11,278,867	11,206,355
			67,311,148
	Containers, Packaging & Glass 2.3%
	Ardagh Holdings USA, Inc. USD Term Loan B 4.25%, due 12/17/19	4,500,000	4,528,125
	Berlin Packaging LLC
	1st Lien Term Loan 4.75%, due 4/2/19	2,736,250	2,748,790
	New 2nd Lien Term Loan 8.75%, due 4/2/20	5,000,000	5,112,500
	Berry Plastics Corp. Term Loan E 3.75%, due 1/6/21	8,008,108	7,998,097
	BWAY Holding Co., Inc. Term Loan B 4.50%, due 8/7/17	4,619,934	4,650,255
	Caraustar Industries, Inc. Term Loan 7.50%, due 5/1/19	1,904,572	1,948,219
¤	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.00%, due 12/3/18	15,004,806	15,171,269
			42,157,255
	Diversified/Conglomerate Manufacturing 2.9%
	Gardner Denver, Inc. USD Term Loan 4.25%, due 7/30/20	14,763,000	14,736,161
	Maxim Crane Works, L.P. 2nd Lien Term Loan 10.25%, due 11/26/18	2,062,500	2,065,078
	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20	12,967,500	13,061,942
	2nd Lien Term Loan 7.00%, due 3/26/21	1,300,000	1,331,850
	Sensus USA, Inc. 1st Lien Term Loan 4.75%, due 5/9/17	2,042,264	2,047,370
	Terex Corp. New USD Term Loan 3.50%, due 4/28/17	892,928	901,857
	TNT Crane & Rigging, Inc. 1st Lien Term Loan 5.50%, due 11/27/20	6,466,667	6,434,334
	Veyance Technologies, Inc. 1st Lien Term Loan 5.25%, due 9/8/17	11,708,544	11,759,675
			52,338,267
	Diversified/Conglomerate Service 8.0%
	Acosta, Inc. New Term Loan B 4.25%, due 3/2/18	6,655,397	6,705,313
	Advantage Sales & Marketing, Inc.
	New 1st Lien Term Loan 4.25%, due 12/18/17	8,906,746	8,964,266
	New 2nd Lien Term Loan 8.25%, due 6/18/18	1,542,857	1,564,071
	Applied Systems, Inc.
	New 1st Lien Term Loan 4.25%, due 1/25/21	3,000,000	3,026,250
	New 2nd Lien Term Loan 7.50%, due 1/24/22	1,400,000	1,430,625
	Brickman Group, Ltd.
	1st Lien Term Loan 4.00%, due 12/18/20	8,133,333	8,171,096
	2nd Lien Term Loan 7.50%, due 12/17/21	1,400,000	1,429,400
	Brock Holdings III, Inc.
	New Term Loan B 6.002%, due 3/16/17	5,052,181	5,069,020
	New 2nd Lien Term Loan 10.00%, due 3/16/18	1,350,000	1,372,781
	CCC Information Services, Inc. Term Loan 4.00%, due 12/20/19	5,474,924	5,486,329
	Ceridian Corp. New Term Loan B 4.408%, due 5/9/17	4,000,000	4,016,428
	CompuCom Systems, Inc. REFI Term Loan B 4.25%, due 5/11/20	10,248,500	10,235,689
	Crossmark Holdings, Inc.
	1st Lien Term Loan 4.50%, due 12/20/19 (c)	2,970,000	2,953,294
	2nd Lien Term Loan 8.75%, due 12/21/20 (c)	1,800,000	1,800,000
	Emdeon Business Services LLC Term Loan B2 3.75%, due 11/2/18	3,435,328	3,443,916
¤	First Data Corp.
	New 2017 Term Loan 4.158%, due 3/24/17	4,670,416	4,669,580
	Extended 2018 Term Loan B 4.158%, due 3/23/18	5,250,000	5,261,156
	2018 Term Loan 4.158%, due 9/24/18	5,100,000	5,101,061
	Genesys Telecom Holdings U.S., Inc.
	New Term Loan B 4.00%, due 2/7/20	3,639,140	3,616,396
	Delayed Draw Term Loan 4.50%, due 11/13/20	1,333,333	1,335,000
	Incremental Term Loan B 4.50%, due 11/13/20	666,667	666,667
	Information Resources, Inc. Term Loan B 4.75%, due 9/30/20	1,995,000	2,012,456
	Kronos, Inc. REFI Term Loan 4.50%, due 10/30/19	1,979,541	1,993,562
	Mitchell International, Inc.
	New 1st Lien Term Loan 4.50%, due 10/12/20	5,216,667	5,254,164
	New 2nd Lien Term Loan 8.50%, due 10/11/21	1,625,000	1,646,938
	MX Holding Inc. USD Term Loan B 4.50%, due 8/14/20	4,527,250	4,561,204
	Sabre, Inc.
	Term Loan C 4.00%, due 2/19/18	2,649,351	2,654,554
	Term Loan B 5.25%, due 2/19/19	7,929,441	7,974,044
	ServiceMaster Co.
	New Term Loan 4.25%, due 1/31/17	6,051,406	6,023,043
	Extended Term Loan 4.42%, due 1/31/17	7,155,407	7,109,198
	Sophia, L.P. New Term Loan B 4.50%, due 7/19/18	3,029,763	3,057,789
	SunGard Data Systems, Inc.
	Term Loan C 3.918%, due 2/28/17	2,522,010	2,531,626
	Term Loan E 4.00%, due 3/9/20	7,741,500	7,766,582
	Verint Systems, Inc. New Term Loan B 4.00%, due 9/6/19	5,066,048	5,078,714
			143,982,212
	Ecological 0.8%
	ADS Waste Holdings, Inc. New Term Loan B 4.25%, due 10/9/19	12,641,203	12,690,579
	Multi Packaging Solutions, Inc. New Term Loan B 4.25%, due 8/21/20	1,000,000	1,003,333
	Synagro Technologies, Inc. 2nd Lien Term Loan 5.055%, due 10/2/14 (d)(e)	469,146	37,444
			13,731,356
	Electronics 4.2%
	Blue Coat Systems, Inc.
	1st Lien Term Loan 4.50%, due 5/31/19	5,371,245	5,395,861
	2nd Lien Term Loan 9.50%, due 6/26/20	4,000,000	4,130,000
	BMC Software Finance, Inc. USD Term Loan 5.00%, due 9/10/20	10,800,000	10,806,005
	CDW LLC New Term Loan 3.25%, due 4/29/20	6,977,419	6,981,780
	Dell, Inc. USD Term Loan B 4.50%, due 4/29/20	12,468,750	12,405,110
	Eagle Parent, Inc. New Term Loan 4.00%, due 5/16/18	9,659,936	9,712,263
	EIG Investors Corp. 2013 Term Loan 5.00%, due 11/9/19	6,037,916	6,085,718
	Evertec Group LLC New Term Loan B 3.50%, due 4/17/20	7,966,234	7,757,121
	Infor US, Inc.
	USD Term Loan B3 3.75%, due 6/3/20	1,994,967	1,996,838
	USD Term Loan B5 3.75%, due 6/3/20	6,972,340	6,988,683
	Sensata Technologies Finance Co. LLC Term Loan 3.25%, due 5/12/19	2,793,136	2,805,088
			75,064,467
	Finance 3.4%
	Avis Budget Car Rental LLC New Term Loan B 3.00%, due 3/15/19	7,531,409	7,538,474
	Brand Energy & Infrastructure Services, Inc. New Term Loan B 4.75%, due 11/26/20	10,223,244	10,277,202
	Duff & Phelps Investment Management Co. Term Loan B 4.50%, due 4/23/20	8,967,484	8,982,433
	Harbourvest Partners LLC Term Loan B 4.75%, due 11/21/17	3,765,951	3,775,366
	Hertz Corp. (The)
	Term Loan B2 3.00%, due 3/11/18	6,580,725	6,579,698
	New Synthetic LC 3.75%, due 3/9/18	5,250,000	5,197,500
	Istar Financial, Inc. Term Loan 4.50%, due 10/16/17	8,993,008	9,024,483
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	3,573,000	3,604,264
	Safe Guard Products International LLC Term Loan 7.25%, due 12/21/18	5,256,773	5,250,202
			60,229,622
	Grocery 0.4%
	Roundy's Supermarkets, Inc. Term Loan B 5.75%, due 2/13/19	6,776,213	6,819,778

	Healthcare, Education & Childcare 7.5%
	Biomet, Inc. Term Loan B2 3.664%, due 7/25/17	7,886,408	7,932,701
	Community Health Systems, Inc.
	2017 Term Loan E 3.487%, due 1/25/17	2,120,621	2,132,360
	Term Loan D 4.25%, due 1/27/21	5,652,156	5,709,690
	DaVita, Inc. New Term Loan B 4.50%, due 10/20/16	10,150,879	10,201,634
	Envision Healthcare Corp. Term Loan 4.00%, due 5/25/18	6,237,260	6,265,484
	Generic Drug Holdings, Inc. Term Loan B1 5.00%, due 8/14/20	1,492,500	1,505,559
	Gentiva Health Services, Inc. New Term Loan B 6.50%, due 10/18/19	2,500,000	2,512,500
	Grifols, Inc. New Term Loan B 4.25%, due 6/1/17	8,668,979	8,724,200
	HCA, Inc.
	Term Loan B5 2.91%, due 3/31/17	653,044	654,042
	Extended Term Loan B4 2.997%, due 5/1/18	5,802,116	5,810,274
	Hologic, Inc. New Term Loan B 3.75%, due 8/1/19	6,841,894	6,886,558
	IASIS Healthcare LLC Term Loan B2 4.50%, due 5/3/18	4,668,840	4,703,856
	IMS Health, Inc. USD Term Loan B1 3.75%, due 9/1/17	1,579,640	1,588,197
	Kinetic Concepts, Inc. USD Term Loan E1 4.00%, due 5/4/18	7,735,481	7,777,949
	Onex Carestream Finance, L.P.
	1st Lien Term Loan 5.00%, due 6/7/19	8,775,000	8,899,236
	2nd Lien Term Loan 9.50%, due 12/7/19	4,666,666	4,756,112
	Opal Acquisition, Inc. 1st Lien Term Loan 5.00%, due 11/27/20	7,100,000	7,135,500
	Par Pharmaceutical Co., Inc. REFI Term Loan B 4.25%, due 9/30/19	2,221,931	2,232,579
	Pharmaceutical Product Development, Inc. New Term Loan B 4.00%, due 12/5/18	6,378,019	6,409,865
	PharMEDium Healthcare Corp. 1st Lien Term Loan 4.25%, due 1/28/21	2,100,000	2,107,875
	Quintiles Transnational Corp. Term Loan B3 3.75%, due 6/8/18	10,338,251	10,354,276
	RPI Finance Trust Term Loan B2 3.25%, due 5/9/18	9,120,484	9,168,941
	Salix Pharmaceuticals, Ltd. Term Loan 4.25%, due 1/2/20	5,466,667	5,529,533
	Select Medical Corp. Series C Term Loan B 4.003%, due 6/1/18	2,753,579	2,765,054
	Surgical Care Affiliates, Inc. Class C Incremental Term Loan 4.25%, due 6/29/18	2,780,403	2,787,354
			134,551,329
	Home and Office Furnishings, Housewares & Durable Consumer Products 1.0%
	Jarden Corp. Add-On Term Loan B1 2.91%, due 9/30/20	4,987,500	5,011,400
	Serta Simmons Holdings LLC Term Loan 4.25%, due 10/1/19	8,770,022	8,834,429
	Tempur-Pedic International, Inc. REFI Term Loan B 3.50%, due 3/18/20	5,084,509	5,092,985
			18,938,814
	Hotels, Motels, Inns & Gaming 5.1%
	Bally Technologies, Inc. Term Loan B 4.25%, due 11/25/20	9,668,077	9,749,656
	Caesars Entertainment Operating Co., Inc.
	Extended Term Loan B5 4.489%, due 1/26/18	3,832,264	3,644,755
	Extended Term Loan B6 5.489%, due 1/26/18	3,437,099	3,301,763
	Caesars Entertainment Resort Properties LLC Term Loan B 7.00%, due 10/12/20	7,500,000	7,579,170
¤	Hilton Worldwide Finance LLC USD Term Loan B2 3.75%, due 10/26/20	17,242,105	17,353,714
	Las Vegas Sands LLC New Term Loan B 3.25%, due 12/20/20	7,996,962	8,009,757
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	7,495,686	7,495,686
	Pinnacle Entertainment, Inc. Term Loan B2 3.75%, due 8/13/20	6,822,857	6,862,089
	Scientific Games International, Inc. New Term Loan B 4.25%, due 10/18/20	14,000,000	14,049,994
	Station Casinos LLC New Term Loan B 5.00%, due 3/2/20	10,738,850	10,838,184
	Twin River Management Group, Inc. Term Loan B 5.25%, due 11/9/18	2,426,111	2,438,242
			91,323,010
	Insurance 2.3%
¤	Asurion LLC New Term Loan B1 4.50%, due 5/24/19	16,715,875	16,703,940
	Hub International, Ltd. Term Loan B 4.75%, due 10/2/20	7,020,336	7,101,000
	Multiplan, Inc. New Term Loan B 4.00%, due 8/25/17	8,884,068	8,936,422
	Sedgwick CMS Holdings, Inc.
	1st Lien Term Loan 4.25%, due 6/12/18	6,965,000	6,993,905
	2nd Lien Term Loan 8.00%, due 12/12/18	1,000,000	1,015,000
			40,750,267
	Leisure, Amusement, Motion Pictures & Entertainment 2.8%
	Activision Blizzard, Inc. Term Loan B 3.25%, due 10/12/20	4,945,938	4,983,690
	AMC Entertainment, Inc. New Term Loan 3.50%, due 4/30/20	1,985,000	1,989,641
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20	3,085,600	3,093,842
	CityCenter Holdings LLC Term Loan B 5.00%, due 10/16/20	7,800,000	7,886,127
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20	8,971,596	8,923,535
	Travelport LLC REFI Term Loan 6.25%, due 6/26/19	11,144,000	11,384,298
	US Finco LLC
	1st Lien Term Loan 4.00%, due 5/29/20	3,661,600	3,675,331
	2nd Lien Term Loan 8.25%, due 11/30/20	2,400,000	2,436,000
	WMG Acquisition Corp. New Term Loan 3.75%, due 7/1/20	6,317,494	6,333,288
			50,705,752
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 3.2%
	Alliance Laundry Systems LLC
	REFI Term Loan 4.25%, due 12/10/18	5,812,728	5,849,058
	2nd Lien Term Loan 9.50%, due 12/10/19	1,534,091	1,550,391
	Apex Tool Group LLC Term Loan B 4.50%, due 1/31/20	8,848,200	8,887,972
	CPM Acquisition Corp.
	1st Lien Term Loan 6.25%, due 8/29/17	2,962,500	2,975,461
	2nd Lien Term Loan 10.25%, due 3/1/18	1,093,700	1,104,637
	Generac Power Systems, Inc. Term Loan B 3.50%, due 5/31/20	8,848,105	8,862,855
¤	Rexnord LLC 1st Lien Term Loan B 4.00%, due 8/21/20	15,227,164	15,294,834
	Silver II US Holdings LLC Term Loan 4.00%, due 12/13/19	13,075,986	13,125,020
			57,650,228
	Mining, Steel, Iron & Non-Precious Metals 1.9%
	Ameriforge Group, Inc. 1st Lien Term Loan 5.00%, due 12/19/19	3,500,000	3,516,041
	Arch Coal, Inc. Term Loan B 6.25%, due 5/16/18	5,924,940	5,863,575
	Fairmount Minerals Ltd. Term Loan B2 5.00%, due 9/5/19	3,990,000	4,043,438
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/3/17	3,282,289	3,287,761
	McJunkin Red Man Corp. New Term Loan 5.00%, due 11/8/19 (c)	4,089,750	4,136,610
	Novelis, Inc. New Term Loan 3.75%, due 3/10/17	8,241,484	8,287,109
	SunCoke Energy, Inc. Term Loan B 4.00%, due 7/26/18	242,672	242,672
	Walter Energy, Inc. Term Loan B 6.75%, due 4/2/18	5,030,633	4,841,984
			34,219,190
	Oil & Gas 3.9%
	Chesapeake Energy Corp. New Unsecured Term Loan 5.75%, due 12/1/17	9,166,700	9,367,854
	Energy Transfer Equity, L.P. New Term Loan 3.25%, due 12/2/19	3,600,000	3,600,450
	EP Energy LLC Term Loan B2 4.50%, due 4/30/19	626,303	628,750
	Fieldwood Energy LLC 2nd Lien Term Loan 8.375%, due 9/30/20 (c)	5,500,000	5,640,448
	Frac Tech International LLC Term Loan B 8.50%, due 5/6/16	5,147,089	5,202,235
	HGIM Corp. Term Loan B 5.50%, due 6/18/20	6,982,500	7,082,873
	Peabody Energy Corp. Term Loan B 4.25%, due 9/24/20 (c)	3,500,000	3,521,308
	Philadelphia Energy Solutions LLC Term Loan B 6.25%, due 4/4/18 (c)	2,481,250	2,231,574
	Quicksilver Resources, Inc. New 2nd Lien Term Loan 7.00%, due 6/21/19 (c)	7,000,000	6,956,250
	Ruby Western Pipeline Holdings LLC Term Loan B 3.50%, due 3/27/20	880,779	879,898
	Samson Investment Co. New 2nd Lien Term Loan 5.00%, due 9/25/18	8,700,000	8,778,300
	Sheridan Investment Partners II, L.P.
	Term Loan A 4.25%, due 12/16/20	654,080	658,168
	Term Loan B 4.25%, due 12/16/20	4,701,984	4,731,371
	Term Loan M 4.25%, due 12/16/20	243,936	245,461
	Western Refining, Inc. Term Loan B 4.25%, due 11/12/20	3,500,000	3,529,166
	Wildhorse Resources LLC 2nd Lien Term Loan 7.50%, due 12/13/18 (c)	6,375,000	6,375,000
			69,429,106
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.5%
	ABC Supply Co., Inc. Term Loan 3.50%, due 4/16/20	5,985,000	6,006,612
	Prestige Brands, Inc. New Term Loan 3.792%, due 1/31/19	236,839	238,122
	Spectrum Brands, Inc. Term Loan C 3.50%, due 9/4/19	4,535,753	4,549,927
	SRAM LLC New Term Loan B 4.018%, due 4/10/20	7,730,835	7,756,602
	Sun Products Corp. (The) New Term Loan 5.50%, due 3/23/20	4,238,130	4,020,926
	Visant Corp. Term Loan B 5.25%, due 12/22/16	4,885,091	4,831,008
			27,403,197
	Personal Transportation 0.7%
	Orbitz Worldwide, Inc.
	New Term Loan B 4.50%, due 9/25/17	696,667	699,453
	New Term Loan C 5.75%, due 3/25/19	6,434,333	6,452,433
	United Airlines, Inc. New Term Loan B 4.00%, due 4/1/19	4,962,500	4,999,719
			12,151,605
	Personal, Food & Miscellaneous Services 0.7%
	Aramark Corp.
	Extended Synthetic LOC 2 3.669%, due 7/26/16	414,866	415,723
	Extended Synthetic LOC 3 3.679%, due 7/26/16	70,436	70,634
	Extended Term Loan B 3.747%, due 7/26/16	3,453,940	3,461,080
	Extended Term Loan C 3.747%, due 7/26/16	48,249	48,384
	USD Term Loan D 4.00%, due 9/9/19	1,800,000	1,808,982
	Weight Watchers International, Inc. Term Loan B2 3.75%, due 4/2/20	7,089,286	6,320,098
			12,124,901
	Printing & Publishing 0.6%
	Dex Media East LLC New Term Loan 6.00%, due 12/30/16	814,982	564,375
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	5,133,171	4,831,598
	Hibu LLC New Term Loan B1 3.90%, due 7/31/14 (d)	2,651,780	578,971
	R.H. Donnelley, Inc. New Term Loan 9.75%, due 12/31/16	1,703,132	1,061,618
	SNL Financial LC Term Loan 4.50%, due 10/23/18	2,958,080	2,974,719
			10,011,281
	Printing, Publishing, & Broadcasting 1.0%
	Penton Media, Inc. New 2nd Lien Term Loan 9.00%, due 10/1/20	1,400,000	1,394,750
¤	Tribune Co. 2013 Term Loan 4.00%, due 12/27/20	17,000,000	16,971,661
			18,366,411
	Retail Store 4.5%
	Academy, Ltd. Term Loan 4.50%, due 8/3/18	1,994,950	2,009,555
	BJ's Wholesale Club, Inc. New 1st Lien Term Loan 4.50%, due 9/26/19	5,500,000	5,547,410
	Collective Brands Finance, Inc. Term Loan 7.25%, due 10/9/19 (c)	1,256,849	1,264,704
	Harbor Freight Tools USA, Inc. New 1st Lien Term Loan 4.75%, due 7/26/19	4,279,296	4,333,643
	J Crew Group, Inc. Term Loan B1 4.00%, due 3/7/18	3,491,026	3,516,482
	Leslie's Poolmart, Inc. New Term Loan 4.25%, due 10/16/19	5,544,307	5,574,340
	Michaels Stores, Inc. New Term Loan 3.75%, due 1/28/20	11,086,523	11,131,567
	NBTY, Inc. Term Loan B2 3.50%, due 10/1/17	3,790,286	3,811,269
¤	Neiman Marcus Group, Inc. (The) New Term Loan B 5.00%, due 10/26/20	18,287,500	18,498,209
	Party City Holdings, Inc. REFI Term Loan B 4.25%, due 7/29/19	6,665,794	6,695,997
	Petco Animal Supplies, Inc. New Term Loan 4.00%, due 11/24/17	6,479,081	6,519,575
	Pilot Travel Centers LLC
	REFI Term Loan B 3.75%, due 3/30/18	4,025,490	4,028,006
	Term Loan B2 4.25%, due 8/7/19	3,950,000	3,969,683
	Toys 'R' US Property Co. I LLC New Term Loan B 6.00%, due 8/21/19	5,087,250	4,820,169
			81,720,609
	Telecommunications 5.1%
	Alcatel-Lucent USA, Inc. USD Term Loan C 5.75%, due 1/30/19	7,259,967	7,323,492
	Arris Group, Inc. Term Loan B 3.50%, due 4/17/20	904,487	901,661
	Avaya, Inc.
	Extended Term Loan B3 TBD, due 10/26/17	3,000,000	2,926,251
	Term Loan B5 8.00%, due 3/30/18	7,937,898	8,002,346
	Cricket Communications, Inc. Term Loan C 4.75%, due 3/9/20	7,338,125	7,345,984
	Crown Castle International Corp. New Term Loan 3.25%, due 1/31/19	5,958,995	5,975,382
	Crown Castle Operating Co. Term Loan B2 3.25%, due 1/31/21	4,100,000	4,110,763
	Level 3 Financing, Inc.
	New 2019 Term Loan 4.00%, due 8/1/19	9,800,000	9,855,125
	2020 Term Loan B 4.00%, due 1/15/20	4,000,000	4,024,000
	Light Tower Fiber LLC
	1st Lien Term Loan 4.00%, due 4/13/20	5,970,000	5,981,194
	2nd Lien Term Loan 8.00%, due 4/12/21	316,250	322,180
	Mitel U.S. Holdings, Inc. New Term Loan 5.25%, due 1/31/20	2,100,000	2,115,750
	Syniverse Holdings, Inc.
	Term Loan 4.00%, due 4/23/19	7,973,959	8,003,861
	Term Loan B 4.00%, due 4/23/19	2,908,564	2,921,894
	Telesat LLC USD Term Loan B2 3.50%, due 3/28/19	10,441,596	10,477,025
	Zayo Group LLC Term Loan B 4.00%, due 7/2/19	10,819,071	10,875,103
			91,162,011
	Utilities 4.3%
	AES Corp. REFI Term Loan B 3.75%, due 6/1/18	6,489,841	6,530,403
	Alinta Energy U.S. Finance LLC Term Loan 6.375%, due 8/13/19	4,213,125	4,244,723
	Calpine Construction Finance Co., L.P. Original Term Loan B1 3.00%, due 5/3/20	2,985,000	2,971,009
	Calpine Corp.
	Term Loan B1 4.00%, due 4/2/18	3,921,870	3,949,884
	Term Loan B2 4.00%, due 4/2/18	7,824,535	7,877,632
	Covanta Energy Corp. Term Loan 3.50%, due 3/28/19	2,652,750	2,661,592
	Dynegy Holdings, Inc. Term Loan B2 4.00%, due 4/23/20	12,177,097	12,227,839
	Equipower Resources Holdings LLC
	1st Lien Term Loan 4.25%, due 12/21/18	3,171,689	3,187,547
	Term Loan C 4.25%, due 12/31/19	5,492,425	5,519,887
	Essential Power LLC Term Loan B 4.25%, due 8/8/19	1,632,560	1,612,153
	GIM Channelview Cogeneration LLC Term Loan B 4.25%, due 5/8/20	895,500	901,097
	La Frontera Generation LLC Term Loan 4.50%, due 9/30/20	7,286,217	7,347,698
	LSP Madison Funding LLC Term Loan 5.50%, due 6/28/19	5,065,948	5,112,387
	Topaz Power Holdings LLC Term Loan 5.25%, due 2/26/20	8,543,887	8,559,907
	TPF II LC LLC Term Loan B 6.50%, due 8/21/19	3,980,000	3,960,100
			76,663,858
	Total Floating Rate Loans (Cost $1,592,305,141)		1,598,751,979

	Foreign Floating Rate Loans 5.5% (b)
	Broadcasting & Entertainment 1.0%
	UPC Financing Partnership
	USD Term Loan AH 3.25%, due 6/30/21	7,004,077	7,019,402
	USD Term Loan AF 4.00%, due 1/29/21	2,700,000	2,715,749
	Virgin Media Investment Holdings, Ltd. USD Term Loan B 3.50%, due 6/8/20	9,000,000	9,019,125
			18,754,276
	Diversified/Conglomerate Service 0.7%
	ION Trading Technologies S.A.R.L.
	1st Lien Term Loan 4.50%, due 5/22/20	8,729,704	8,797,909
	2nd Lien Term Loan 8.25%, due 5/21/21	2,875,000	2,910,937
			11,708,846
	Healthcare, Education & Childcare 0.7%
	Valeant Pharmaceuticals International, Inc.
	Series D2 Term Loan B 3.75%, due 2/13/19	6,002,525	6,038,925
	Term Loan E 4.50%, due 8/5/20	5,671,429	5,724,598
			11,763,523
	Leisure, Amusement, Motion Pictures & Entertainment 0.5%
	Bombardier Recreational Products, Inc. New Term Loan B 4.00%, due 1/30/19	8,525,714	8,571,898

	Mining, Steel, Iron & Non-Precious Metals 0.4%
	FMG Resources August 2006 Pty, Ltd. New Term Loan B 4.25%, due 6/28/19	7,672,279	7,756,199

	Oil & Gas 0.6%
	Drillships Financing Holding, Inc. Term Loan B2 5.50%, due 7/15/16 (c)	7,000,000	7,058,331
	Pacific Drilling S.A. Term Loan B 4.50%, due 6/4/18	3,095,556	3,128,059
			10,186,390
	Printing & Publishing 0.6%
	Springer Science+Business Media Deutschland GmbH USD Term Loan B2 5.00%, due 8/14/20	10,972,500	11,017,081

	Retail Store 0.2%
	Hudson's Bay Co. 1st Lien Term Loan 4.75%, due 11/4/20	4,333,333	4,392,293

	Telecommunications 0.8%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19	13,402,081	13,489,194

	Total Foreign Floating Rate Loans (Cost $96,673,874)		97,639,700

	Total Long-Term Bonds (Cost $1,725,742,815)		1,734,945,464

		Shares	Value
	Common Stock 0.0%‡
	Beverage, Food & Tobacco 0.0%‡
	Nellson Nutraceutical, Inc. (e)	379	96,732

	Total Common Stock (Cost $531,732)		96,732

	Affiliated Investment Company 0.8%
¤	MainStay High Yield Corporate Bond Fund Class I	2,467,105	14,975,329

	Total Affiliated Investment Company (Cost $15,000,000)		14,975,329

	Principal Amount	Value
Short-Term Investments 3.6%
Financial Company Commercial Paper 0.9%
John Deere Ltd. 0.081%, due 3/4/14 (a)(f)	$15,923,000	15,921,974

Total Financial Company Commercial Paper (Cost $15,921,903)		15,921,974

Other Commercial Paper 1.4%
Electricite de France S.A.
0.101%, due 3/17/14 (a)(f)	3,871,000	3,870,548
0.112%, due 3/17/14 (a)(f)	3,849,000	3,848,506
Illinois Tool Works, Inc.
0.091%, due 2/26/14 (a)(f)	3,123,000	3,122,821
0.091%, due 2/27/14 (a)(f)	1,760,000	1,759,894
0.112%, due 2/3/14 (a)(f)	7,230,000	7,230,000
Nestle Finance France S.A. 0.061%, due 2/10/14 (f)	3,798,000	3,797,956
Praxair, Inc. 0.061%, due 2/19/14 (f)	1,186,000	1,185,968

Total Other Commercial Paper (Cost $24,815,563)		24,815,693

Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $135,599 (Collateralized by a Federal National Mortgage Association security with a rate of 2.20% and a maturity date of 10/17/22, with a Principal Amount of $150,000 and a Market Value of $140,975)	135,599	135,599

Total Repurchase Agreement (Cost $135,599)		135,599

U.S. Government 1.3%
United States Treasury Bill 0.01%, due 2/13/14 (f)	23,700,000	23,699,934

Total U.S. Government (Cost $23,699,921)		23,699,934

Total Short-Term Investments (Cost $64,572,986)		64,573,200

Total Investments (Cost $1,805,847,533) (g)	101.2%	1,814,590,725
Other Assets, Less Liabilities	(1.2)	(21,197,909)
Net Assets	100.0%	$1,793,392,816

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2014.
(c)	Illiquid security - The total market value of these securities as of January 31, 2014, was $50,297,312, which represented 2.8% of the Fund's net assets.
(d)	Issue in default.
(e)	Fair valued security - Security was fair valued in accordance with the Fund's valuation policy. As of January 31, 2014, the total market value of fair valued securities was $134,176, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Interest rate shown presents yield to maturity.
(g)	As of January 31, 2014, cost was $1,807,799,069 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$15,812,357
Gross unrealized depreciation	(9,020,701)
Net unrealized appreciation	$6,791,656

The following abbreviation is used in the above portfolio:

TBD	— To be determined

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$38,553,785	$—	$38,553,785
Floating Rate Loans (b)(c)	—	1,555,337,734	43,414,245	1,598,751,979
Foreign Floating Rate Loans	—	97,639,700	—	97,639,700
Total Long-Term Bonds	—	1,691,531,219	43,414,245	1,734,945,464
Common Stock (d)	—	—	96,732	96,732
Affiliated Investment Company
Fixed Income Fund	14,975,329	—	—	14,975,329
Short-Term Investments
Financial Company Commercial Paper	—	15,921,974	—	15,921,974
Other Commercial Paper	—	24,815,693	—	24,815,693
Repurchase Agreement	—	135,599	—	135,599
U.S. Government	—	23,699,934	—	23,699,934
Total Short-Term Investments	—	64,573,200	—	64,573,200
Total Investments in Securities	$14,975,329	$1,756,104,419	$43,510,977	$1,814,590,725

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Includes $43,376,801 of Level 3 securities which represent floating rate loans whose value was obtained from the pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.

(c)	The Level 3 security valued at $37,444 is held in Ecological within the Floating Rate Loan section of the Portfolio of Investments.

(d)	The Level 3 security valued at $96,732 is held in Beverage, Food & Tobacco within the Common Stock section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

For the period ended January 31, 2013, securities with a market value of $6,885,656 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain floating rate loans obtained from the independent pricing service which were used derived based on single broker quote.

As of January 31, 2014, securities with a market value of $50,925,548 transferred from Level 3 to Level 2. The transfer occurred as a result of the value for certain floating rate loans obtained from an independent pricing service utilizing the average of multiple bid quotations as of January 31, 2014. The fair value obtained for these loans from an independent pricing service as of October 31, 2013 utilized a single broker quote with significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	(a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2014
Long-Term Bonds
Floating Rate Loans
Aerospace & Defense	$10,475,615	$-	$-	$-	$-	$-		$-	$(10,475,615)	$-	$-
Automobile	16,043,967	3,918	8,568	(82,164)	-	(6,259,754)		-	(7,903,639)	1,810,896	(57,947)
Broadcasting & Entertainment	9,535,424	-	-	-	-	-		-	(9,535,424)	-	-
Chemicals, Plastics & Rubber	5,622,750	510	-	58,631	-	(12,500)		1,207,500	-	6,876,891	58,645
Containers, Packaging & Glass	5,075,000	(316)	-	37,816	-	-		-	-	5,112,500	37,816
Diversified/Conglomerate Service	7,915,161	-	-	-	-	-		-	(7,915,161)	-	-
Ecological	187,658	-	-	(150,214)	-	-		-	-	37,444	(150,215)
Electronics	-	1,446	-	88,554	-	-		4,040,000	-	4,130,000	88,554
Finance	12,504,288	11,013	16,891	(48,631)	-	(405,464)		-	(1,630,395)	10,447,702	(21,257)
Healthcare, Education & Childcare	5,240,765	411	-	30,838	-	-		-	(2,759,514)	2,512,500	24,557
Insurance	1,015,000	228	-	(228)	-	-		-	-	1,015,000	(228)
Leisure, Amusement, Motion Pictures & Entertainment	6,100,800	(318)	-	6,318	-	-		-	(3,670,800)	2,436,000	6,318
Machinery	1,096,434	1,006	-	7,197	-	-		-	-	1,104,637	7,197
Mining, Steel, Iron & Non-Precious Metals	242,065	44	-	563	-	-		-	-	242,672	563
Oil & Gas	7,035,000	-	-	-	-	-		-	(7,035,000)	-	-
Telecommunications	-	-	-	(5,250)	2,121,000	-		-	-	2,115,750	(5,250)
Utilities	3,970,050	5,101	287	(27,109)	-	(14,232)		1,638,156	-	5,572,253	(26,868)
Common Stocks						-
Beverage, Food & Tobacco	96,732	-	-	-	-	-		-	-	96,732	-
Leisure, Amusement, Motion Pictures & Entertainment	-	-	-	-	-	-		-	-	-	-
Total	$92,156,709	$23,043	$25,746	$(83,679)	$2,121,000	$(6,691,950)		$6,885,656	$(50,925,548)	$43,510,977	$(38,115)

(a)	Sales include principal reductions.

MainStay Growth Allocation Fund

Portfolio of Investments January 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 100.0%
MainStay Cornerstone Growth Fund Class I	578,744	$18,079,976
MainStay Emerging Markets Opportunities Fund Class I (a)	448,950	4,067,489
MainStay Epoch Global Choice Fund Class I	444,655	8,773,040
MainStay Epoch U.S. All Cap Fund Class I	726,426	19,460,960
MainStay ICAP Equity Fund Class I	429,495	21,367,361
MainStay ICAP International Fund Class I	690,934	23,864,864
MainStay International Equity Fund Class I	588,191	7,664,125
MainStay International Opportunities Fund Class I (a)	2,118,865	18,455,318
MainStay Large Cap Growth Fund Class I (b)	3,663,966	37,152,611
MainStay MAP Fund Class I	925,482	39,712,442
MainStay Marketfield Fund Class I	323,153	5,923,400
MainStay S&P 500 Index Fund Class I	121,372	5,012,647
MainStay U.S. Equity Opportunities Fund Class I (a)	4,434,660	35,965,093
MainStay U.S. Small Cap Fund Class I (a)(b)	1,939,997	47,820,929
Total Investments (Cost $231,206,992) (c)	100.0%	293,320,255
Other Assets, Less Liabilities	(0.0)‡	(79,980)
Net Assets	100.0%	$293,240,275

†	Percentages indicated are based on Fund net assets.

‡	Less than one-tenth of a percent.

(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.

(b)	Non-income producing Underlying Fund.

(c)	As of January 31, 2014, cost was $236,228,616 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$62,509,232
Gross unrealized depreciation	(5,417,593)
Net unrealized appreciation	$57,091,639

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$293,320,255	$—	$—	$293,320,255
Total Investments	$293,320,255	$—	$—	$293,320,255

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Municipal Bond Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 97.6% †
	Alabama 2.4%
	Alabama Water Pollution Control Authority, Revenue Bonds
	Series B, Insured: AMBAC 4.125%, due 2/15/14	$1,060,000	$1,059,650
	Series B, Insured: AMBAC 4.25%, due 2/15/15	1,150,000	1,151,817
	Birmingham Jefferson Civic Center, Special Tax
	Series A, Insured: AMBAC 4.125%, due 7/1/17	200,000	200,008
	Series A, Insured: AMBAC 4.25%, due 7/1/16	245,000	245,051
	Series A, Insured: AMBAC 4.50%, due 7/1/22	250,000	243,583
	Series A, Insured: AMBAC 4.50%, due 7/1/23	100,000	95,734
	Colbert County-Northwest Alabama Health Care Authority, Revenue Bonds 5.75%, due 6/1/27	4,000,000	3,691,160
	Jefferson County, Limited General Obligation
	Series A, Insured: NATL-RE 5.00%, due 4/1/21	1,250,000	1,250,000
	Series A, Insured: NATL-RE 5.25%, due 4/1/17	570,000	570,599
	Jefferson County, Limited Obligation School, Revenue Bonds
	Series A, Insured: AMBAC 4.75%, due 1/1/25	3,740,000	3,531,271
	Series A 4.75%, due 1/1/25	650,000	613,723
	Series A 5.25%, due 1/1/15	710,000	713,330
	Series A 5.25%, due 1/1/16	240,000	241,126
	Series A 5.25%, due 1/1/17	330,000	331,548
	Series A 5.50%, due 1/1/21	2,250,000	2,249,887
	Jefferson County, Public Building Authority, Revenue Bonds
	Insured: AMBAC 5.00%, due 4/1/14	1,250,000	1,247,975
	Insured: AMBAC 5.00%, due 4/1/15	1,510,000	1,491,684
	Insured: AMBAC 5.00%, due 4/1/16	590,000	574,235
	Insured: AMBAC 5.00%, due 4/1/26	4,500,000	3,730,050
	Insured: AMBAC 5.125%, due 4/1/18	1,115,000	1,054,667
	Insured: AMBAC 5.125%, due 4/1/21	250,000	224,235
			24,511,333
	Alaska 0.7%
	Northern Tobacco Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	9,545,000	6,622,321

	Arizona 2.1%
	Apache County Industrial Development Authority, Tucson Electric Power Co. Project, Revenue Bonds Series A 4.50%, due 3/1/30	1,500,000	1,478,340
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds 5.00%, due 2/1/42	2,690,000	2,607,256
	Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds 6.00%, due 7/1/43	3,250,000	2,974,595
	Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	875,000	832,501
	Phoenix Industrial Development Authority, Great Hearts Academies Project, Revenue Bonds 6.40%, due 7/1/47	1,000,000	982,080
	Pima County Industrial Development Authority, Edkey Charter Schools Project, Revenue Bonds
	6.00%, due 7/1/33	1,500,000	1,403,190
	6.00%, due 7/1/43	2,250,000	2,018,678
	Pima County Industrial Development Authority, Paradise Education Center Project, Revenue Bonds
	Series A 5.00%, due 6/1/16	65,000	65,053
	Series A 5.875%, due 6/1/33	645,000	640,891
	6.10%, due 6/1/45	1,100,000	1,084,765
	Pima County Industrial Development Authority, Tucson Electric Power Co. Project, Revenue Bonds 4.00%, due 9/1/29	5,190,000	4,818,759
	Yavapai County Industrial Development Authority, Agribusiness and Equine Center, Revenue Bonds
	5.125%, due 3/1/42	2,340,000	2,007,182
	7.875%, due 3/1/42	500,000	551,375
			21,464,665
	California 16.7%
	Alameda Corridor Transportation Authority, Revenue Bonds Series 1999-A, Insured: NATL-RE (zero coupon), due 10/1/35	3,440,000	1,079,782
	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	12,000,000	12,064,320
	Bassett Unified School District, Unlimited General Obligation
	Series C, Insured: NATL-RE (zero coupon), due 8/1/41	2,050,000	391,693
	Series C, Insured: NATL-RE (zero coupon), due 8/1/42	2,000,000	358,840
	California County Tobacco Securitization Agency, Asset Backed, Revenue Bonds 5.65%, due 6/1/41	8,600,000	6,679,706
	California County Tobacco Securitization Agency, Asset Backed, Sonoma County Corp., Revenue Bonds 5.125%, due 6/1/38	4,935,000	3,687,333
	California Municipal Finance Authority, Community Hospitals Center, Revenue Bonds 5.50%, due 2/1/39	1,640,000	1,653,530
	California Municipal Finance Authority, Santa Rosa Academy Project, Revenue Bonds
	Series A 5.75%, due 7/1/30	1,000,000	987,410
	Series A 6.00%, due 7/1/42	1,500,000	1,460,055
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	1,000,000	1,127,110
	California Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 6.25%, due 6/1/40	500,000	540,995
	California Pollution Control Financing Authority, Revenue Bonds 5.00%, due 7/1/37 (a)(b)	5,000,000	4,568,450
	California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	1,000,000	1,038,880
	California School Finance Authority, Coastal Academy Project, Revenue Bonds Series A 5.00%, due 10/1/42	1,240,000	1,071,186
	California State Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds
	Series A 4.75%, due 8/1/22	245,000	235,550
	Series A 5.25%, due 8/1/42	1,700,000	1,423,971
	Series A 5.30%, due 8/1/47	675,000	560,270
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	980,000	985,155
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds
	5.20%, due 7/1/20	20,000	20,124
	6.00%, due 7/1/40	1,995,000	1,903,549
	6.375%, due 7/1/45	2,980,000	2,965,756
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds 7.50%, due 11/1/41	1,000,000	1,120,470
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
	5.125%, due 11/1/23	500,000	477,625
	5.625%, due 11/1/33	680,000	622,730
	5.875%, due 11/1/43	435,000	389,947
	California Statewide Communities Development Authority, Sonoma Country Day School, Revenue Bonds 4.375%, due 7/1/29	8,100,000	5,458,833
	Cathedral City Public Financing Authority, Tax Allocation
	Series A, Insured: NATL-RE (zero coupon), due 8/1/23	925,000	583,462
	Series A, Insured: NATL-RE (zero coupon), due 8/1/26	1,085,000	555,596
	Ceres Unified School District, Unlimited General Obligation Series A (zero coupon), due 8/1/45	7,400,000	879,342
	Contra Costa County Public Financing Authority, Contra Costa Centre Project, Tax Allocation Series A, Insured: RADIAN 4.375%, due 8/1/21	250,000	216,535
	Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation Series A 7.00%, due 12/1/36	1,375,000	1,610,111
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/38	10,000,000	2,487,600
	Series C (zero coupon), due 8/1/39	17,900,000	4,196,655
	Series C (zero coupon), due 8/1/43	16,000,000	2,945,280
	Series C (zero coupon), due 8/1/44	8,000,000	1,386,400
¤	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
	(zero coupon), due 1/15/26	15,000,000	7,381,200
	Insured: NATL-RE (zero coupon), due 1/15/30	430,000	166,109
	(zero coupon), due 1/15/31	15,000,000	5,451,000
	Insured: NATL-RE (zero coupon), due 1/15/31	1,145,000	416,093
	Series A 6.00%, due 1/15/49	1,500,000	1,516,740
	Series C 6.50%, due 1/15/43	5,000,000	5,121,200
	Fresno, California Unified School District Education, Unlimited General Obligation Series G (zero coupon), due 8/1/41	10,000,000	1,651,000
	Golden State Tobacco Securitization Corp., Asset Backed, Revenue Bonds
	Series A-1 5.125%, due 6/1/47	5,000,000	3,622,350
	Series A-2 5.30%, due 6/1/37	5,000,000	3,791,500
	Series A-1 5.75%, due 6/1/47	6,000,000	4,749,720
	Hayward Unified School District, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,331,479
	Lancaster Financing Authority, Lancaster Residential Project 5 & 6, Tax Allocation Insured: AMBAC 5.00%, due 2/1/16	325,000	318,815
	Lemoore Redevelopment Agency, Lemoore Redevelopment Project, Tax Allocation 7.375%, due 8/1/40	1,000,000	1,070,560
	Mendocino-Lake Community College District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	1,545,684
	Series B, Insured: AGM (zero coupon), due 8/1/51	40,000,000	2,745,600
	Oakley Redevelopment Agency, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 9/1/33	100,000	87,108
	Riverside County Transportation Commission, Senior Lien, Revenue Bonds Series A 5.75%, due 6/1/48	1,480,000	1,517,784
	Rohnerville California School District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/42	1,000,000	203,500
	Series B, Insured: AGM (zero coupon), due 8/1/47	1,000,000	140,330
	San Bernardino County Redevelopment Agency, Sevaine Redevelopment Project, Tax Allocation Series A, Insured: RADIAN 5.00%, due 9/1/25	50,000	50,002
	San Buenaventura, Community Memorial Health System, Revenue Bonds 7.50%, due 12/1/41	6,150,000	6,898,701
	San Francisco City and County Redevelopment Agency, Mission Bay South Redevelopment, Tax Allocation Series D 7.00%, due 8/1/41	435,000	469,478
	San Francisco City and County Redevelopment Agency, Successor Agency Community, 6-Mission Bay Public Improvements, Special Tax
	Series C (zero coupon), due 8/1/37	5,015,000	1,141,113
	Series C (zero coupon), due 8/1/38	2,000,000	424,260
¤	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 1/15/24	265,000	151,077
	Series A, Insured: NATL-RE (zero coupon), due 1/15/25	1,710,000	911,601
	Series A, Insured: NATL-RE (zero coupon), due 1/15/26	700,000	349,496
	Series A, Insured: NATL-RE (zero coupon), due 1/15/30	500,000	188,890
	Series A, Insured: NATL-RE (zero coupon), due 1/15/32	1,510,000	493,619
	Series A, Insured: NATL-RE (zero coupon), due 1/15/34	6,610,000	1,871,225
	Series A, Insured: NATL-RE (zero coupon), due 1/15/36	12,300,000	3,003,783
	Series A, Insured: NATL-RE 5.25%, due 1/15/30	6,590,000	6,412,861
	Series A, Insured: NATL-RE 5.375%, due 1/15/29	2,225,000	2,213,630
	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation Insured: XLCA 4.50%, due 8/1/33	690,000	625,747
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/49	27,410,000	2,293,943
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: NATL-RE 4.25%, due 9/1/15	25,000	24,671
	Insured: NATL-RE 4.80%, due 9/1/20	125,000	119,121
	Insured: NATL-RE 5.125%, due 9/1/30	2,900,000	2,564,586
	Insured: NATL-RE 5.25%, due 9/1/23	345,000	327,170
	Insured: NATL-RE 5.25%, due 9/1/24	100,000	93,697
	Insured: NATL-RE 5.25%, due 9/1/34	350,000	309,572
	Insured: NATL-RE 5.375%, due 9/1/21	175,000	170,846
	Stockton Public Financing Authority, Redevelopment Projects, Revenue Bonds
	Series A, Insured: RADIAN 5.00%, due 9/1/23	100,000	85,705
	Series A, Insured: RADIAN 5.00%, due 9/1/24	330,000	277,276
	Series A, Insured: RADIAN 5.25%, due 9/1/31	120,000	94,052
	Stockton Public Financing Authority, Revenue Bonds Series A, Insured: NATL-RE 4.00%, due 8/1/19	50,000	46,336
	Stockton Redevelopment Agency, Stockton Events Center-Arena Project, Revenue Bonds
	Insured: NATL-RE 4.00%, due 9/1/21	75,000	69,040
	Insured: NATL-RE 4.125%, due 9/1/22	100,000	90,593
	Insured: NATL-RE 4.25%, due 9/1/24	215,000	188,364
	Insured: NATL-RE 4.25%, due 9/1/25	20,000	17,175
	Insured: NATL-RE 5.00%, due 9/1/28	2,265,000	1,995,714
	Insured: NATL-RE 5.00%, due 9/1/36	150,000	127,401
	Stockton Unified School District, Unlimited General Obligation Series D, Insured: AGM (zero coupon), due 8/1/42	9,080,000	1,636,398
	Stockton-East Water District, Certificates of Participation
	Series B, Insured: NATL-RE (zero coupon), due 4/1/26	100,000	48,027
	Series B, Insured: NATL-RE (zero coupon), due 4/1/27	140,000	62,740
	Sutter Union High School District, Unlimited General Obligation Series B (zero coupon), due 6/1/50	16,260,000	1,330,881
¤	Tobacco Securitization Authority Northern California, Asset-Backed, Revenue Bonds
	Series A-1 5.125%, due 6/1/46	13,020,000	9,434,552
	Series A 5.375%, due 6/1/38	2,100,000	1,594,467
	Series A-1 5.50%, due 6/1/45	3,755,000	2,799,653
	Turlock Public Financing Authority, Tax Allocation 7.50%, due 9/1/39	500,000	535,145
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	5,000,000	5,454,200
			167,558,831
	Colorado 3.1%
	Bromley Park Metropolitan District No. 2, Limited General Obligation Insured: RADIAN 5.00%, due 12/1/16	25,000	27,045
	Central Platte Valley Metropolitan District, Unlimited General Obligation Series A 5.375%, due 12/1/33	1,500,000	1,569,270
	City & County of Denver CO, United Airlines Project, Revenue Bonds 5.25%, due 10/1/32 (a)	8,000,000	7,458,480
	Colorado Educational & Cultural Facilities Authority, Charter School Mountain Phoenix Community, Revenue Bonds 7.00%, due 10/1/42	1,000,000	910,840
	Denver Convention Center Hotel Authority, Revenue Bonds Series, Insured: XLCA 5.00%, due 12/1/35	5,800,000	5,816,530
	Denver, United Airlines Project, Revenue Bonds 5.75%, due 10/1/32 (a)	3,000,000	2,964,240
	E-470 Public Highway Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	3,529,200
	Series B, Insured: NATL-RE (zero coupon), due 9/1/25	245,000	141,644
	Series B, Insured: NATL-RE (zero coupon), due 9/1/26	4,540,000	2,452,780
	Series B, Insured: NATL-RE (zero coupon), due 9/1/27	735,000	356,894
	Series B, Insured: NATL-RE (zero coupon), due 9/1/28	1,405,000	639,401
	Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,510,000	1,965,909
	Series B, Insured: NATL-RE (zero coupon), due 9/1/30	500,000	200,080
	Series B, Insured: NATL-RE (zero coupon), due 9/1/35	1,660,000	464,385
	Series B, Insured: NATL-RE (zero coupon), due 9/1/37	100,000	24,521
	(zero coupon), due 9/1/40	3,450,000	789,326
	(zero coupon), due 9/1/41	3,925,000	840,460
	Tallyns Reach Metropolitan District No 3, Limited Improvement Tax Convention, General Obligation 5.125%, due 11/1/38	1,035,000	946,249
			31,097,254
	Connecticut 0.3%
	Connecticut, Special Obligation Parking Revenue, Bradley International Airport, Revenue Bonds
	Series A, Insured: ACA 6.50%, due 7/1/18 (a)	860,000	862,580
	Series A, Insured: ACA 6.60%, due 7/1/24 (a)	2,075,000	2,081,183
			2,943,763
	Delaware 0.5%
	Delaware State Economic Development Authority, Newark Charter School, Revenue Bonds 5.00%, due 9/1/42	1,115,000	1,100,751
	Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds 5.00%, due 7/1/32	3,725,000	3,406,028
			4,506,779
	District of Columbia 1.0%
	District of Columbia, Center Strategic & International Studies, Revenue Bonds 6.625%, due 3/1/41	1,000,000	1,026,300
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	Insured: ACA 5.00%, due 6/1/23	3,320,000	3,323,619
	Insured: ACA 5.25%, due 6/1/33	4,120,000	3,960,103
	District of Columbia, James F. Oyster Elementary School Pilot, Revenue Bonds Insured: ACA 6.25%, due 11/1/31	635,000	592,118
	Metropolitan Washington Airports Authority, Revenue Bonds (zero coupon), due 10/1/39	5,005,000	998,247
			9,900,387
	Florida 3.3%
	Bay County Educational Facilities Revenue, Bay Haven Charter Academy, Inc., Revenue Bonds 5.00%, due 9/1/45	450,000	389,408
	Bay County Educational Facilities Revenue, Bay Haven Charter, Revenue Bonds Series A 6.00%, due 9/1/40	1,000,000	1,006,410
	Capital Projects Finance Authority, Revenue Bonds Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	3,655,000	3,430,217
	City of Atlantic Beach Florida, Feet Landing Project, Revenue Bonds Series B 5.625%, due 11/15/43	1,500,000	1,512,780
	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: GTY 5.50%, due 11/1/38	11,205,000	11,410,724
	Collier County Educational Facilities Authority, Marian University Project, Revenue Bonds
	5.25%, due 6/1/28	2,250,000	2,225,295
	6.125%, due 6/1/43	5,000,000	5,072,950
	Miami Beach Health Facilities Authority, Sinai Medical Center Florida, Revenue Bonds 5.00%, due 11/15/29	1,825,000	1,846,882
	Mid-Bay Bridge Authority, Revenue Bonds Series A 7.25%, due 10/1/40	2,500,000	2,777,025
	North Sumter County Florida Utility Dependent District, Revenue Bonds 6.25%, due 10/1/43	1,500,000	1,568,325
	Orange County Health Facilities Authority, Mayflower Retirement Center, Inc., Revenue Bonds 5.125%, due 6/1/42	300,000	300,432
	Sarasota Manatee Airport Authority, Revenue Bonds 0.13%, due 8/1/14 (c)	640,000	640,000
	Seminole County Industrial Development Authority, Choices in Learning, Revenue Bonds Series A 7.375%, due 11/15/41	750,000	808,777
			32,989,225
	Georgia 0.3%
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds 7.00%, due 6/15/39	3,000,000	3,013,500

	Guam 2.8%
	Antonio B. Won Pat International Airport Authority, Revenue Bonds Series C 6.375%, due 10/1/43 (a)	3,000,000	3,140,670
	Guam Government, Business Privilege Tax, Revenue Bonds Series B-1 5.00%, due 1/1/37	1,500,000	1,533,885
	Guam Government, Hotel Occupancy Tax, Revenue Bonds Series A 6.50%, due 11/1/40	1,290,000	1,428,236
	Guam Government, Unlimited General Obligation
	Series A 5.25%, due 11/15/37	7,610,000	7,068,244
	Series A 7.00%, due 11/15/39	2,940,000	3,106,169
	Guam Government, Waterworks Authority, Revenue Bonds
	5.50%, due 7/1/43	5,000,000	5,051,000
	5.875%, due 7/1/35	3,135,000	3,163,811
	6.00%, due 7/1/25	3,735,000	3,784,937
			28,276,952
	Illinois 1.7%
	Illinois Finance Authority, Chicago Charter School Project, Revenue Bonds Series A 7.125%, due 10/1/41	1,500,000	1,669,740
	Illinois Finance Authority, Noble Network Charter School, Revenue Bonds
	Series A, Insured: ACA 5.00%, due 9/1/27	1,000,000	941,590
	Series C, Insured: ACA 5.00%, due 9/1/31	2,000,000	1,806,580
	Series C, Insured: ACA 5.00%, due 9/1/32	2,780,000	2,491,047
	Illinois Finance Authority, Roosevelt University Project, Revenue Bonds 6.50%, due 4/1/44	8,750,000	8,967,175
	Illinois Finance Authority, Wesleyan University, Revenue Bonds Series B, Insured: CIFG 4.50%, due 9/1/35	550,000	507,771
	Massac County Hospital District, Limited General Obligation Insured: AGC 4.50%, due 11/1/31	110,000	110,572
	Village of Matteson, Utility Revenue Source, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/26	200,000	181,388
			16,675,863
	Indiana 3.0%
	Anderson Economic Development Revenue, Anderson University Project, Revenue Bonds
	5.00%, due 10/1/24	805,000	736,833
	5.00%, due 10/1/28	4,000,000	3,458,240
	5.00%, due 10/1/32	2,555,000	2,122,081
	Carmel Redevelopment District, Certificate of Participation Series C 6.50%, due 7/15/35 (d)	1,000,000	1,026,910
	City Of Valparaiso IN, Revenue Bonds 7.00%, due 1/1/44 (a)	5,500,000	5,767,960
	Hammond Local Public Improvement Bond Bank, Revenue Bonds Series A 6.75%, due 8/15/35	1,500,000	1,522,740
	Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds 6.375%, due 9/15/41	670,000	682,060
	Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds
	5.50%, due 8/15/40	4,725,000	4,515,588
	5.50%, due 8/15/45	1,500,000	1,420,650
	Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds 5.00%, due 3/1/39	5,505,000	5,189,673
	Indiana Finance Authority, Private Activity Ohio River Bridge, Revenue Bonds Series A 5.25%, due 1/1/51 (a)	4,055,000	3,932,701
			30,375,436
	Iowa 2.2%
	Iowa Finance Authority, Midwestern Disaster Relief Revenue, Alcoa Inc. Project, Revenue Bonds 4.75%, due 8/1/42	6,000,000	5,201,520
	Iowa Higher Education Loan Authority, Wartburg College, Revenue Bonds
	Series A 4.65%, due 10/1/15	1,000,000	1,000,760
	Series A 5.00%, due 10/1/21	605,000	605,000
	Series A 5.05%, due 10/1/24	250,000	245,337
	Series A 5.10%, due 10/1/25	250,000	244,185
	Series A 5.25%, due 10/1/30	170,000	158,534
	Iowa Tobacco Settlement Authority, Asset-Backed, Revenue Bonds
	Series C 5.375%, due 6/1/38	6,145,000	4,786,832
	Series C 5.625%, due 6/1/46	6,730,000	5,235,469
	Xenia Rural Water District, Revenue Bonds
	Insured: AGC 4.00%, due 12/1/14	280,000	285,606
	Insured: AGC 4.50%, due 12/1/31	1,620,000	1,544,362
	Insured: AGC 4.50%, due 12/1/41	960,000	864,922
	Insured: AGC 5.00%, due 12/1/41	1,945,000	1,906,197
			22,078,724
	Kentucky 0.1%
	Glasgow Healthcare Revenue, T. J. Samson Community Hospital, Revenue Bonds 6.45%, due 2/1/41	1,000,000	1,060,890

	Louisiana 1.6%
	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, Revenue Bonds 6.375%, due 7/1/41	4,835,000	5,080,521
	Louisiana Public Facilities Authority, Belle Chasse Education Foundation, Revenue Bonds 6.50%, due 5/1/31	3,750,000	4,047,600
	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Revenue Bonds
	Series A, Insured: CIFG 4.50%, due 7/1/38	1,275,000	953,598
	Series A, Insured: CIFG 5.00%, due 7/1/22	100,000	96,402
	Louisiana Public Facilities Authority, Susla Facilities, Inc. Project, Revenue Bonds Series A 5.75%, due 7/1/39	6,145,000	5,560,979
			15,739,100
	Maryland 0.5%
	Baltimore Convention Center, Revenue Bonds
	Series A, Insured: XLCA 4.60%, due 9/1/30	720,000	635,378
	Series A, Insured: XLCA 5.25%, due 9/1/23	210,000	211,426
	Series A, Insured: XLCA 5.25%, due 9/1/26	180,000	177,467
	Series A, Insured: XLCA 5.25%, due 9/1/27	275,000	268,340
	Series A, Insured: XLCA 5.25%, due 9/1/28	100,000	96,490
	Series A, Insured: XLCA 5.25%, due 9/1/39	2,400,000	2,179,056
	Maryland Health & Higher Educational Facilities Authority, Charlestown Community, Revenue Bonds 6.25%, due 1/1/45	1,000,000	1,067,470
			4,635,627
	Massachusetts 0.4%
	Massachusetts Development Finance Agency, Eastern Nazarene College, Revenue Bonds 5.625%, due 4/1/19	140,000	140,031
	Massachusetts Development Finance Agency, N Hill Community, Revenue Bonds Series A 6.50%, due 11/15/43	2,000,000	1,938,400
	Massachusetts Development Finance Agency, Seven Hills Foundation & Affiliates, Revenue Bonds Insured: RADIAN 5.00%, due 9/1/35	100,000	89,707
	Massachusetts State Health & Educational Facilities Authority, Fisher College, Revenue Bonds Series A 5.125%, due 4/1/37	500,000	459,630
	Massachusetts State Health & Educational Facilities Authority, Lowell General Hospital, Revenue Bonds Series C 5.125%, due 7/1/35	1,565,000	1,575,564
			4,203,332
	Michigan 7.4%
	Advanced Technology Academy, Public School Academy, Revenue Bonds 6.00%, due 11/1/37	550,000	531,058
	Allen Academy, Michigan Public School Academy, Revenue Bonds
	5.50%, due 6/1/22	1,065,000	1,039,227
	6.00%, due 6/1/33	1,000,000	922,600
	Central Plains Energy, Project No. 3, Revenue Bonds Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	248,416
	Chandler Park Academy, Revenue Bonds
	5.125%, due 11/1/30	1,050,000	953,662
	5.125%, due 11/1/35	605,000	529,145
	Detroit, Michigan Sewage Disposal System, Revenue Bonds
	Senior Lean - Series A, Insured: NATL-RE 5.00%, due 7/1/34	150,000	137,843
	Second Lien - Series A, Insured: NATL-RE 5.00%, due 7/1/35	245,000	224,638
¤	Detroit, Michigan Water Supply System, Revenue Bonds
	Senior Lien - Series C 4.50%, due 7/1/27	165,000	147,383
	Senior Lien - Series A, Insured: NATL-RE 4.50%, due 7/1/35	2,180,000	1,850,297
	Senior Lien - Series A, Insured: NATL-RE 5.00%, due 7/1/26	4,000,000	3,847,680
	Senior Lien - Series D, Insured: NATL-RE 5.00%, due 7/1/33	175,000	161,200
	Series B, Insured: NATL-RE 5.00%, due 7/1/34	3,840,000	3,528,768
	Senior Lien - Series C 5.00%, due 7/1/41	355,000	317,792
	Senior Lien - Series A 5.25%, due 7/1/41	9,780,000	9,039,165
	Detroit, Unlimited General Obligation
	Series A-1, Insured: AMBAC 4.60%, due 4/1/24	130,000	96,981
	Series B-1, Insured: AMBAC 5.00%, due 4/1/14	695,000	689,002
	Series A, Insured: XLCA 5.25%, due 4/1/17	1,500,000	1,355,415
	Series A, Insured: XLCA 5.25%, due 4/1/18	2,935,000	2,609,420
	Series A, Insured: XLCA 5.25%, due 4/1/19	750,000	631,658
	Series A-1, Insured: AMBAC 5.25%, due 4/1/22	375,000	313,148
	Series A-1, Insured: AMBAC 5.25%, due 4/1/24	295,000	240,773
	Flint, Michigan Hospital Building Authority Rental, Hurley Medical Center, Revenue Bonds Series A 5.25%, due 7/1/39	2,955,000	2,401,322
	Michigan Finance Authority, Educational Facility, St. Catherine Siena, Revenue Bonds Series A 8.00%, due 10/1/30	1,250,000	1,236,212
	Michigan Finance Authority, Public School Academy, Revenue Bonds
	5.75%, due 2/1/33	3,500,000	3,284,785
	7.00%, due 10/1/31	2,120,000	2,199,776
	7.00%, due 10/1/36	1,740,000	1,785,344
	7.50%, due 11/1/40	855,000	913,337
	8.00%, due 7/15/41	2,000,000	2,026,400
	Michigan Finance Authority, Revenue Bonds Series A 5.00%, due 6/1/39	5,045,000	4,637,465
	Michigan Higher Education Facilities Authority, Creative Studies, Revenue Bonds
	5.875%, due 12/1/28	2,360,000	2,379,517
	6.125%, due 12/1/33	4,100,000	4,140,877
	6.125%, due 12/1/37	980,000	986,723
	Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds Series B, Insured: AMBAC 5.00%, due 12/1/34	340,000	297,099
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds 8.00%, due 4/1/40	500,000	525,895
	Michigan Public Educational Facilities Authority, Landmark Academy, Revenue Bonds 7.00%, due 12/1/39	5,105,000	5,137,978
	Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds 5.00%, due 9/1/36	1,500,000	1,268,250
	Michigan State Strategic Fund, Evangelical Homes, Revenue Bonds 5.50%, due 6/1/47	3,500,000	3,215,800
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds
	Series A 6.00%, due 6/1/34	6,335,000	5,147,694
	Series A 6.00%, due 6/1/48	4,545,000	3,523,466
			74,523,211
	Minnesota 0.3%
	St. Paul Housing & Redevelopment Authority, Charter School Lease, Nova Classical Academy, Revenue Bonds Series A 6.625%, due 9/1/42	1,000,000	1,045,770
	St. Paul Port Authority, Energy Park Utility Co. Project, Revenue Bonds
	5.45%, due 8/1/28 (a)	250,000	240,550
	5.70%, due 8/1/36 (a)	1,250,000	1,200,600
			2,486,920
	Mississippi 0.1%
	Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds Series A 6.75%, due 10/1/36	1,250,000	1,396,213

	Missouri 2.2%
	Arnold Retail Corridor Transportation Development District, Revenue Bonds 6.65%, due 5/1/38	500,000	509,955
	Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
	5.25%, due 6/1/21	505,000	490,906
	5.50%, due 6/1/29	3,510,000	3,076,269
	Kansas City Industrial Development Authority, Kansas City Parking LLC, Revenue Bonds 6.25%, due 9/1/32	1,000,000	1,038,390
	Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
	5.00%, due 5/1/35	1,720,000	1,598,602
	6.00%, due 5/1/42	2,800,000	2,582,412
	Lees Summit Tax Increment, Summit Fair Project, Tax Allocation 7.25%, due 4/1/30	1,500,000	1,512,045
	Missouri Health & Educational Facilities Authority, Saint Louis University, Revenue Bonds Series B 0.09%, due 10/1/24 (c)	11,500,000	11,500,000
			22,308,579
	Nebraska 0.3%
	Gage County Hospital Authority No. 1, Beatrice Community Hospital & Health Center, Inc., Revenue Bonds Series B 6.75%, due 6/1/35	2,755,000	2,902,971

	Nevada 0.3%
	Clark County Economic Development Revenue, University Southern Nevada Project, Revenue Bonds
	Insured: RADIAN 4.625%, due 4/1/37	1,645,000	1,407,709
	Insured: RADIAN 5.00%, due 4/1/27	775,000	761,383
	Director of the State of Nevada Department of Business & Industry, Tahoe Regional Planning Agency, Revenue Bonds Series A, Insured: AMBAC 4.50%, due 6/1/37	1,065,000	770,560
	Reno, Revenue Bonds Series B, Insured: NATL-RE (zero coupon), due 6/1/38	1,155,000	231,531
			3,171,183
	New Hampshire 0.5%
	Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds
	Series B, Insured: RADIAN ACA (zero coupon), due 1/1/17	1,355,000	1,094,677
	Series B, Insured: ACA (zero coupon), due 1/1/26	1,480,000	519,569
	Series A, Insured: ACA 6.75%, due 1/1/15	350,000	349,360
	New Hampshire Health & Education Facilities Authority, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/42	2,825,000	2,724,006
			4,687,612
	New Jersey 3.3%
	Camden County Improvement Authority, Heath Care Redevelopment, Revenue Bonds Series A 5.75%, due 2/15/34	1,000,000	1,012,450
	Middlesex County Improvement Authority, George Street Student Housing Project, Revenue Bonds Series A 5.00%, due 8/15/35	160,000	164,150
	New Jersey Economic Development Authority, Applewood Estates Project, Revenue Bonds
	Series A, Insured: RADIAN 5.00%, due 10/1/25	290,000	310,848
	Series A, Insured: RADIAN 5.00%, due 10/1/35	3,880,000	4,158,933
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
	5.25%, due 9/15/29 (a)	4,920,000	4,760,297
	5.50%, due 4/1/28 (a)	180,000	172,138
	New Jersey Economic Development Authority, Continental Airlines, Revenue Bonds 5.75%, due 9/15/27 (a)	3,335,000	3,270,034
	New Jersey Economic Development Authority, Paterson Charter School, Revenue Bonds
	Series C 5.00%, due 7/1/32	775,000	702,103
	Series C 5.30%, due 7/1/44	4,290,000	3,828,396
	New Jersey Economic Development Authority, Paterson Charter Science & Technology, Revenue Bonds
	Series A 5.00%, due 7/1/22	630,000	635,576
	Series A 6.00%, due 7/1/32	650,000	658,957
	Series A 6.10%, due 7/1/44	1,900,000	1,908,569
	New Jersey Economic Development Authority, Revenue Bonds
	5.125%, due 1/1/34 (a)	3,000,000	3,014,940
	Insured: AGM 5.125%, due 7/1/42 (a)	250,000	251,245
	5.375%, due 1/1/43 (a)	2,000,000	2,020,580
	6.00%, due 10/1/43	2,205,000	2,224,095
	New Jersey Economic Development Authority, St. Barnabas Healthcare, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 7/1/18	225,000	190,692
	New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.125%, due 6/15/43 (a)	2,000,000	1,866,440
	New Jersey Health Care Facilities Financing Authority, St. Barnabas Healthcare, Revenue Bonds
	Insured: NATL-RE (zero coupon), due 7/1/17	120,000	106,171
	Series B (zero coupon), due 7/1/31	205,000	80,223
	Tobacco Settlement Financing Corp., Revenue Bonds Series 1A 4.625%, due 6/1/26	2,460,000	2,134,936
			33,471,773
	New York 6.5%
	City of New York, Unlimited General Obligation Series H-5 0.30%, due 3/1/34 (c)	11,700,000	11,700,000
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	1,590,000	1,176,775
	Series A-3 5.125%, due 6/1/46	5,015,000	3,483,118
	New York City Industrial Development Agency, British Airways PLC Project, Revenue Bonds 5.25%, due 12/1/32 (a)	920,000	856,428
¤	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 4.75%, due 1/1/42	2,430,000	2,065,792
	Insured: AMBAC 5.00%, due 1/1/36	1,500,000	1,379,130
	Insured: AMBAC 5.00%, due 1/1/39	5,220,000	4,714,286
	Insured: AMBAC 5.00%, due 1/1/46	8,525,000	7,488,019
	New York City Industrial Development Agency, Vaughn College of Aeronautics & Technology, Revenue Bonds
	Series B 5.00%, due 12/1/28	1,000,000	945,790
	Series B 5.25%, due 12/1/36	2,500,000	2,324,000
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
	Series A-3 0.30%, due 8/1/22 (c)	1,200,000	1,200,000
	Series 2A 0.30%, due 11/1/22 (c)	8,000,000	8,000,000
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	1,000,000	1,072,170
	Newburgh, Limited General Obligation
	Series A 5.00%, due 6/15/21	750,000	780,412
	Series A 5.00%, due 6/15/26	960,000	936,173
	Series A 5.50%, due 6/15/31	750,000	733,140
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 5.00%, due 7/1/42	9,500,000	7,985,130
	Orange County Funding Corp., Revenue Bonds Series A 5.00%, due 7/1/42	1,430,000	1,413,898
	Southampton Housing Authority, Revenue Bonds 3.50%, due 5/15/47	300,000	236,652
	Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds 6.00%, due 12/1/40	1,000,000	1,057,200
	TSASC, Inc., Revenue Bonds
	Series 1 5.00%, due 6/1/34	720,000	559,159
	Series 1 5.125%, due 6/1/42	6,185,000	4,693,735
			64,801,007
	Ohio 4.4%
	Akron Bath Copley Joint Township Hospital District, Akron General Health System, Revenue Bonds 5.00%, due 1/1/31	5,950,000	6,086,374
	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Revenue Bonds Series A-2 5.125%, due 6/1/24	100,000	84,321
¤	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
	Series A-2 5.75%, due 6/1/34	9,525,000	7,416,927
	Series A-2 5.875%, due 6/1/30	11,215,000	9,043,552
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds
	7.00%, due 12/1/18 (e)	710,000	355,859
	7.35%, due 12/1/31 (e)	6,000,000	3,006,180
	Cleveland-Cuyahoga County Port Authority, Student Housing Euclid Avenue-Fenn Project, Revenue Bonds
	Insured: AMBAC 4.25%, due 8/1/15	210,000	211,915
	Insured: AMBAC 4.50%, due 8/1/36	995,000	808,865
	Insured: AMBAC 5.00%, due 8/1/21	125,000	126,150
	Insured: AMBAC 5.00%, due 8/1/28	110,000	102,266
	Hamilton County Ohio Health Care Facility, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,500,000	2,580,725
	Hamilton County Ohio Health Care, Life Enriching Communities Project, Revenue Bonds 5.00%, due 1/1/42	2,330,000	2,264,993
	Muskingum County, Ohio Hospital Facilities, Genesis Healthcare System Project, Revenue Bonds
	5.00%, due 2/15/33	3,340,000	2,816,488
	5.00%, due 2/15/44	5,550,000	4,371,735
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health Systems, Revenue Bonds
	5.75%, due 12/1/32	1,000,000	942,900
	6.00%, due 12/1/42	2,000,000	1,877,660
	Summit County Development Finance Authority, Brimfield Project, Revenue Bonds Series G 4.875%, due 5/15/25	500,000	456,800
	Summit County Development Finance Authority, Cleveland-Glats East Development, Tax Allocation Series B 6.875%, due 5/15/40	1,250,000	1,310,463
			43,864,173
	Oklahoma 1.7%
	Norman Regional Hospital Authority, Revenue Bonds 5.125%, due 9/1/37	6,895,000	6,652,365
	Tulsa Airports Improvement Trust, Revenue Bonds
	Series A 5.50%, due 6/1/35 (a)	10,000,000	9,552,300
	Series B 5.50%, due 12/1/35 (a)	1,250,000	1,193,375
			17,398,040
	Pennsylvania 4.9%
	Aleppo Township, Sewer Revenue, Revenue Bonds
	5.75%, due 12/1/36	1,220,000	1,231,456
	5.75%, due 12/1/41	1,055,000	1,064,084
	Allegheny County Higher Education Building, Carlow University Project, Revenue Bonds 7.00%, due 11/1/40	1,000,000	1,064,950
	Allegheny County Industrial Development Authority, Propel Charitable School Sunrise, Revenue Bonds 6.00%, due 7/15/38	2,900,000	2,529,148
	Allegheny County Industrial Development Authority, Propel Charter Montour, Revenue Bonds Series A 6.75%, due 8/15/35	300,000	312,963
	Cumberland County Municipal Authority, Asbury Pennsylvania Obligation Group, Revenue Bonds
	5.25%, due 1/1/32	300,000	283,506
	5.25%, due 1/1/41	2,600,000	2,326,740
	Delaware County Authority, White Horse Village Project, Revenue Bonds 0.08%, due 7/1/36 (c)	11,800,000	11,800,000
	Erie County, Hospital Authority Health Facilities, St. Mary's Home Erie Project, Revenue Bonds Series A, Insured: RADIAN 4.50%, due 7/1/23	340,000	320,749
	Harrisburg Authority, Harrisburg University of Science, Revenue Bonds Series B 6.00%, due 9/1/36 (d)(e)	2,600,000	1,292,122
	Harrisburg Authority, Revenue Bonds 5.25%, due 7/15/31	2,000,000	1,806,940
	Harrisburg Parking Authority Revenue, Revenue Bonds
	Series T, Insured: XLCA 4.00%, due 5/15/19	100,000	112,411
	Series R, Insured: XLCA 4.25%, due 5/15/16	60,000	64,879
	Harrisburg, Unlimited General Obligation
	Series D, Insured: AMBAC (zero coupon), due 3/15/14	520,000	515,918
	Series F, Insured: AMBAC (zero coupon), due 3/15/14	335,000	332,370
	Series D, Insured: AMBAC (zero coupon), due 9/15/14	70,000	67,279
	Series F, Insured: AMBAC (zero coupon), due 9/15/14	515,000	494,982
	Series D, Insured: AMBAC (zero coupon), due 3/15/15	425,000	395,237
	Series F, Insured: AMBAC (zero coupon), due 3/15/15	460,000	427,786
	Series F, Insured: AMBAC (zero coupon), due 9/15/15	455,000	409,668
	Series D, Insured: AMBAC (zero coupon), due 3/15/16	430,000	374,070
	Series F, Insured: AMBAC (zero coupon), due 3/15/16	310,000	269,678
	Series D, Insured: AMBAC (zero coupon), due 9/15/16	235,000	197,830
	Series F, Insured: AMBAC (zero coupon), due 9/15/16	415,000	349,359
	Series F, Insured: AMBAC (zero coupon), due 3/15/17	35,000	28,512
	Series D, Insured: AMBAC (zero coupon), due 9/15/17	200,000	157,694
	Series F, Insured: AMBAC (zero coupon), due 3/15/18	400,000	300,384
	Series D, Insured: AMBAC (zero coupon), due 9/15/18	445,000	322,839
	Series F, Insured: AMBAC (zero coupon), due 9/15/18	270,000	195,880
	Series F, Insured: AMBAC (zero coupon), due 9/15/19	125,000	83,689
	Series F, Insured: AMBAC (zero coupon), due 3/15/20	15,000	9,549
	Series F, Insured: AMBAC (zero coupon), due 9/15/20	280,000	171,786
	Series F, Insured: AMBAC (zero coupon), due 9/15/22	210,000	107,535
	Northeastern Pennsylvania Hospital & Education Authority, Wilkes University Project, Revenue Bonds Series A 5.25%, due 3/1/42	1,450,000	1,423,479
	Pennsylvania Economic Development Financing Authority, US Airways Group, Revenue Bonds Series B 8.00%, due 5/1/29	245,000	274,248
	Pennsylvania Higher Educational Facilities Authority, AICUP Financing Program, Valley College, Revenue Bonds 5.00%, due 11/1/42	535,000	494,367
	Pennsylvania Higher Educational Facilities Authority, Fortier II LLC, Revenue Bonds Series A, Insured: RADIAN 5.125%, due 4/1/33	250,000	234,317
	Pennsylvania Higher Educational Facilities Authority, Shippensburg University, Revenue Bonds 6.25%, due 10/1/43	1,000,000	1,060,870
	Pennsylvania Higher Educational Facilities Authority, University of the Arts, Revenue Bonds
	Series A, Insured: RADIAN 5.00%, due 9/15/33	150,000	139,272
	Insured: RADIAN 5.75%, due 3/15/30	1,040,000	1,040,000
	Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds Series A 5.50%, due 7/15/38	2,500,000	2,568,550
	Pennsylvania State Higher Educational Facilities Authority, Shippensburg University Student Services, Revenue Bonds 5.00%, due 10/1/44	1,000,000	919,320
	Philadelphia Authority for Industrial Development, Discovery Charter School Project, Revenue Bonds 5.875%, due 4/1/32	480,000	467,678
	Philadelphia Authority for Industrial Development, First Philadelphia Charter, Revenue Bonds Series A 5.85%, due 8/15/37	1,650,000	1,501,285
	Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds 6.625%, due 12/15/41	1,000,000	1,017,830
	Philadelphia Authority for Industrial Development, Please Touch Museum Project, Revenue Bonds
	4.25%, due 9/1/19	255,000	101,916
	5.25%, due 9/1/26	1,500,000	599,505
	5.25%, due 9/1/31	2,425,000	969,200
	5.25%, due 9/1/36	1,125,000	449,629
	Scranton, Unlimited General Obligation Series A 7.25%, due 9/1/23	2,000,000	1,816,840
	West Shore Area Authority, Holy Spirit Hospital Sisters, Revenue Bonds 6.50%, due 1/1/41	1,200,000	1,301,916
	York General Authority, York City Recreation Corp., Revenue Bonds
	Insured: AMBAC 5.50%, due 5/1/15	655,000	660,803
	Insured: AMBAC 5.50%, due 5/1/18	1,475,000	1,484,455
	York, Unlimited General Obligation 7.25%, due 11/15/41	1,355,000	1,484,118
			49,431,591
	Puerto Rico 2.6%
	Puerto Rico Electric Power Authority, Revenue Bonds
	Insured: NATL-RE 5.00%, due 7/1/23	4,395,000	3,913,044
	Insured: AGC 5.00%, due 7/1/26	2,000,000	1,813,520
	Series NN, Insured: NATL-RE 5.25%, due 7/1/19	775,000	731,988
	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series AA, Insured: AGM 4.95%, due 7/1/26	1,500,000	1,359,750
	Series BB, Insured: AMBAC 5.25%, due 7/1/17	1,110,000	1,055,665
	Insured: AGM 5.50%, due 7/1/25	2,000,000	1,929,280
	Insured: NATL-RE 5.50%, due 7/1/28	1,700,000	1,520,395
	Series CC, Insured: AGM 5.50%, due 7/1/31	3,070,000	2,830,601
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC 5.50%, due 7/1/16	910,000	882,418
	Series C, Insured: AMBAC 5.50%, due 7/1/17	5,060,000	4,850,263
	Puerto Rico Municipal Finance Agency, General Obligation Series A, Insured: AGM 5.00%, due 8/1/27	2,000,000	1,726,600
	Puerto Rico Public Buildings Authority, Revenue Bonds Insured: NATL-RE 5.25%, due 7/1/19	2,000,000	1,904,760
	Puerto Rico, Unlimited General Obligation Series A, Insured: NATL-RE 5.50%, due 7/1/20	1,135,000	1,100,973
			25,619,257
	Rhode Island 0.7%
	Providence Redevelopment Agency, Port Providence Lease, Certificates of Participation
	Series A, Insured: RADIAN (zero coupon), due 9/1/24	1,735,000	789,564
	Series A, Insured: RADIAN (zero coupon), due 9/1/26	685,000	264,883
	Series A, Insured: RADIAN (zero coupon), due 9/1/29	1,835,000	554,739
	Series A, Insured: RADIAN (zero coupon), due 9/1/30	1,835,000	510,405
	Series A, Insured: RADIAN (zero coupon), due 9/1/32	1,500,000	355,770
	Series A, Insured: RADIAN (zero coupon), due 9/1/34	1,000,000	199,170
	Series A, Insured: RADIAN (zero coupon), due 9/1/35	280,000	50,504
	Series A, Insured: RADIAN (zero coupon), due 9/1/36	445,000	73,340
	Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds Series B, Insured: AMBAC 5.00%, due 5/15/21	1,000,000	979,020
	Tobacco Settlement Financing Corp., Asset-Backed, Revenue Bonds Series A 6.125%, due 6/1/32	205,000	204,984
	Woonsocket, Unlimited General Obligation
	Insured: NATL-RE 5.75%, due 10/1/14	520,000	520,026
	Insured: NATL-RE 5.75%, due 10/1/15	500,000	499,970
	Insured: NATL-RE 5.75%, due 10/1/16	530,000	529,825
	Insured: NATL-RE 6.00%, due 10/1/17	1,200,000	1,199,988
	Insured: NATL-RE 6.00%, due 10/1/18	695,000	695,097
			7,427,285
	South Dakota 0.3%
	South Dakota Health & Educational Facilities Authority, Revenue Bonds Series E 5.00%, due 11/1/42	3,150,000	3,189,847

	Tennessee 2.3%
	Chattanooga Health Educational & Housing Facility Board, CDFI Phase Project, Revenue Bonds
	Series A 5.125%, due 10/1/35	2,000,000	1,935,060
	Series B 6.00%, due 10/1/35	500,000	502,150
	Franklin Public Building Authority, Revenue Bonds 0.37%, due 6/1/37 (c)	400,000	400,000
¤	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds Insured: AGM 0.10%, due 6/1/42 (c)	20,000,000	20,000,000
			22,837,210
	Texas 9.9%
	Austin Convention Enterprises, Inc., Revenue Bonds
	Series A, Insured: XLCA 4.30%, due 1/1/33	1,925,000	1,606,566
	Series A, Insured: XLCA 5.00%, due 1/1/34	3,095,000	2,823,383
¤	Central Texas Regional Mobility Authority, Revenue Bonds
	(zero coupon), due 1/1/23	1,000,000	650,570
	(zero coupon), due 1/1/33	205,000	67,619
	(zero coupon), due 1/1/34	3,275,000	1,010,894
	(zero coupon), due 1/1/35	3,700,000	1,073,999
	(zero coupon), due 1/1/36	2,000,000	533,420
	(zero coupon), due 1/1/39	3,500,000	764,155
	5.00%, due 1/1/33	2,000,000	1,887,280
	6.75%, due 1/1/41	7,500,000	7,970,850
	Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds
	5.75%, due 8/15/41	1,750,000	1,783,932
	6.00%, due 8/15/43	3,500,000	3,695,300
	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds 7.00%, due 1/1/43	1,500,000	1,532,745
¤	Harris County-Houston Sports Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 11/15/15	1,350,000	1,227,271
	Series B, Insured: NATL-RE (zero coupon), due 11/15/16	180,000	155,000
	Series B, Insured: NATL-RE (zero coupon), due 11/15/18	850,000	656,175
	Series G, Insured: NATL-RE (zero coupon), due 11/15/18	325,000	256,851
	Series B, Insured: NATL-RE (zero coupon), due 11/15/20	285,000	196,080
	Series B, Insured: NATL-RE (zero coupon), due 11/15/22	2,565,000	1,553,851
	Series H, Insured: NATL-RE (zero coupon), due 11/15/24	835,000	446,600
	Series H, Insured: NATL-RE (zero coupon), due 11/15/26	600,000	279,966
	Series H, Insured: NATL-RE (zero coupon), due 11/15/29	630,000	235,513
	Series H, Insured: NATL-RE (zero coupon), due 11/15/30	1,000,000	344,460
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	570,000	170,276
	Series H, Insured: NATL-RE (zero coupon), due 11/15/32	250,000	74,683
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	790,000	219,186
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	185,000	51,328
	Series A, Insured: NATL-RE (zero coupon), due 11/15/34	1,535,000	424,121
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/34	1,735,000	442,199
	Series A, Insured: NATL-RE (zero coupon), due 11/15/38	31,815,000	6,755,279
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	1,365,000	254,914
	Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,315,000	226,653
	Series A, Insured: NATL-RE (zero coupon), due 11/15/40	1,060,000	196,058
	Series H, Insured: NATL-RE (zero coupon), due 11/15/40	1,005,000	160,971
	Series H, Insured: NATL-RE (zero coupon), due 11/15/41	700,000	104,713
	Series G, Insured: NATL-RE 5.25%, due 11/15/21	110,000	110,263
	Series B, Insured: NATL-RE 5.25%, due 11/15/40	4,020,000	4,019,960
	Series G, Insured: NATL-RE 5.375%, due 11/15/41	195,000	195,000
	Houston Airport System Revenue, Special Facilities Continental Airlines, Revenue Bonds
	Series B 6.125%, due 7/15/27 (a)	175,000	175,011
	Series A 6.625%, due 7/15/38 (a)	1,000,000	1,037,090
	Series E 7.00%, due 7/1/29 (a)	500,000	500,020
	Houston Higher Education Finance Corp., Revenue Bonds Series A 6.875%, due 5/15/41	1,700,000	1,920,014
	Lufkin Health Facilities Development Corp., Memorial Health System, Revenue Bonds 5.50%, due 2/15/37	2,150,000	2,152,322
	New Hope Cultural Education Facilities Corp., Stephenville Tarleton, Revenue Bonds Series A 6.00%, due 4/1/45	3,550,000	3,534,770
	North Texas Education Finance Corp., Revenue Bonds Series A 5.25%, due 12/1/47	7,205,000	6,854,981
	San Juan, Texas Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,000,000	1,094,410
	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/32	7,000,000	7,029,470
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	3,080,000	3,411,747
	7.50%, due 6/30/33	750,000	854,888
¤	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds
	6.75%, due 6/30/43 (a)	11,500,000	12,363,880
	6.875%, due 12/31/39	5,050,000	5,525,508
	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Revenue Bonds Series A 5.375%, due 2/15/37	500,000	497,700
	Texas State Public Finance Authority Charter School Finance Corp., ED - Burnham Wood Project, Revenue Bonds Series A 6.25%, due 9/1/36	1,300,000	1,252,771
	Texas State Turnpike Authority, Central Texas System, Revenue Bonds Insured: AMBAC (zero coupon), due 8/15/37	155,000	37,719
	Travis County Cultural Education Facilities Finance Corp., Wayside Schools, Revenue Bonds Series A 5.25%, due 8/15/42	1,250,000	1,116,387
	Travis County Health Facilities Development Corp., Westminster Manor, Revenue Bonds 7.125%, due 11/1/40	1,000,000	1,071,290
	Tyler Health Facilities Development Corp., Revenue Bonds Series A 5.375%, due 11/1/37	5,200,000	5,007,236
			99,595,298
	Utah 0.1%
	Utah State Charter School Finance Authority, Da Vinci Academy, Revenue Bonds Series A 7.75%, due 3/15/39	700,000	752,269
	Utah State Charter School Finance Authority, North Star Academy, Revenue Bonds Series A 7.00%, due 7/15/45	600,000	631,374
			1,383,643
	Vermont 0.1%
	Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds
	Series A, Insured: RADIAN 4.75%, due 8/15/36	500,000	407,885
	Series A, Insured: RADIAN 5.75%, due 2/15/37	140,000	140,896
			548,781
	Virginia 4.2%
	Madison County Industrial Development Authority, Woodberry Forest School, Revenue Bonds 0.13%, due 10/1/37 (c)	3,900,000	3,900,000
	Roanoke Economic Development Authority, Carilion Health SYS-A-1, Revenue Bonds Insured: AGM 0.07%, due 7/1/36 (c)	5,400,000	5,400,000
	Roanoke Economic Development Authority, Carilion Health SYS-A-2, Revenue Bonds Insured: AGM 0.07%, due 7/1/36 (c)	9,700,000	9,700,000
	Route 460 Funding Corp., Revenue Bonds Senior Lien, Series - A 5.125%, due 7/1/49	6,675,000	6,572,806
	Stafford County & Staunton Industrial Development Authority, Chesterfield County Economic Development, Revenue Bonds Series B, Insured: XLCA 5.00%, due 8/1/37	2,450,000	2,462,103
	Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	5,000,000	3,318,150
	Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing, Revenue Bonds 6.00%, due 1/1/37 (a)	1,300,000	1,362,881
	Virginia Small Business Financing Authority, Senior Lien-Express Lanes LLC, Revenue Bonds 5.00%, due 1/1/40 (a)	10,000,000	9,235,500
	Virginia Small Business Financing Authority, University Real Estate, Revenue Bonds 0.05%, due 7/1/30 (c)	65,000	65,000
			42,016,440
	Washington 0.9%
	Greater Wenatchee Regional Events, Center Public Facilities District, Revenue Bonds Series A 5.50%, due 9/1/42	2,500,000	2,419,475
	King County Public Hospital District No. 4, Limited General Obligation 7.00%, due 12/1/40	1,000,000	1,022,810
	Port of Seattle Industrial Development Corp., King County Public Hospital District, Special Facilities Delta Airlines, Revenue Bonds 5.00%, due 4/1/30 (a)	1,825,000	1,648,157
	Washington Health Care Facilities Authority, Kadlec Regional Medical Center, Revenue Bonds 5.00%, due 12/1/42	1,000,000	898,810
	Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds 5.00%, due 1/1/48	3,000,000	2,659,680
			8,648,932
	West Virginia 0.3%
	Brooke County, Bethany College, Revenue Bonds Series A 6.75%, due 10/1/37	1,885,000	2,036,535
	Ohio County Building Commission, Brooke County, Wheeling Jesuit University Project, Revenue Bonds Series B 5.25%, due 6/1/15	360,000	367,459
	Ohio County, Wheeling Jesuit, Revenue Bonds Series A 5.50%, due 6/1/36	990,000	907,830
			3,311,824
	Wisconsin 1.4%
	Menasha, Unlimited General Obligation 4.40%, due 9/1/17	100,000	94,658
	Public Finance Authority Revenue, Continuing Care Retirement Community Revenue, Glenridge Palmer Ranch, Revenue Bonds Series A 8.25%, due 6/1/46	1,000,000	1,111,250
	Public Finance Authority, Charter School Revenue, Explore Knowledge Foundation Project, Revenue Bonds
	Series A 5.75%, due 7/15/32	1,820,000	1,817,889
	Series A 6.00%, due 7/15/42	865,000	859,135
	Public Finance Authority, Roseman University Health Sciences, Revenue Bonds
	5.50%, due 4/1/32	1,250,000	1,199,988
	5.75%, due 4/1/42	1,500,000	1,429,635
	Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds 5.75%, due 10/1/31 (a)	1,670,000	1,547,639
	Warrens, Unlimited General Obligation 4.70%, due 12/1/19	120,000	98,737
	Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Revenue Bonds
	5.25%, due 2/1/43	2,450,000	2,180,500
	5.375%, due 2/1/48	4,400,000	3,939,100
			14,278,531
	Wyoming 0.2%
	West Park Hospital District, West Park Hospital Project, Revenue Bonds Series B 6.50%, due 6/1/27	500,000	555,300
	Wyoming Community Development Authority, Student Housing, Revenue Bonds 6.50%, due 7/1/43	930,000	967,470
			1,522,770
	Total Municipal Bonds (Cost $979,040,674)		978,477,073

	Shares
Unaffiliated Investment Companies 0.5%
California 0.1%
BlackRock MuniYield California Insured Fund, Inc.	13,566	192,230
Nuveen California Municipal Market Opportunity Fund	31,970	454,614
		646,844
Michigan 0.1%
Nuveen Michigan Quality Income	24,503	321,234

Multi-State 0.2%
Blackrock Muniyield Fund, Inc.	54,000	733,860
Nuveen Dividend Advantage Municipal Fund 2	38,744	522,269
SPDR Nuveen S&P High Yield Municipal Bond ETF	18,000	958,860
		2,214,989
New York 0.0%‡
Nuveen New York Dividend Advantage Municipal Fund	3,713	49,457

Pennsylvania 0.1%
Nuveen Pennsylvania Investment Quality Municipal Fund	52,989	691,507
Nuveen Pennsylvania Premium Income Municipal Fund 2	45,500	575,120
		1,266,627
Total Unaffiliated Investment Companies (Cost $4,793,157)		4,499,151
Total Investments (Cost $983,833,831) (f)	98.1%	982,976,224
Other Assets, Less Liabilities	1.9	19,419,180
Net Assets	100.0%	$1,002,395,404

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2014. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown was the rate in effect as of January 31, 2014.
(d)	Illiquid security - The total market value of these securities as of January 31, 2014, was $2,319,032, which represented 0.2% of the Fund's net assets.
(e)	Issue in default.
(f)	As of January 31, 2014, cost was $984,336,783 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$30,057,636
Gross unrealized depreciation	(31,418,195)
Net unrealized depreciation	$(1,360,559)

The following abbreviations are used in the above portfolio:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
CIFG	—CIFG Group
ETF	—Exchange-Traded Fund
GTY	—Assured Guaranty Corp.
NATL-RE	—National Public Finance Guarantee Corp.
RADIAN	—Radian Asset Assurance, Inc.
SPDR	—Standard & Poor's Depositary Receipt
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$978,477,073	$—	$978,477,073
Unaffiliated Investment Companies	4,499,151	—	—	4,499,151
Total Investments in Securities	$4,499,151	$978,477,073	$—	$982,976,224

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Opportunities Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 100.5%†
	Asset-Backed Securities 2.2%
	Airlines 0.6%
	America West Airlines Pass-Through Trust Series 2000-1, Class G 8.057%, due 1/2/22		$1,371,167	$1,501,427
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21		4,116,611	4,631,188
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		850,771	944,356
				7,076,971
	Home Equity 1.4%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.218%, due 10/25/36 (a)(b)		2,315,709	1,958,238
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.228%, due 5/25/37 (a)(b)		567,004	421,862
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.218%, due 4/25/37 (a)(b)		82,231	80,758
	First NLC Trust Series 2007-1, Class A1 0.228%, due 8/25/37 (a)(b)(c)		1,084,427	521,301
	GSAA Home Equity Trust
	Series 2006-14, Class A1 0.208%, due 9/25/36 (a)(b)		467,843	242,131
	Series 2006-18, Class AV1 0.228%, due 11/25/36 (a)(b)		115,354	51,504
	Series 2007-5, Class 2A1A 0.278%, due 4/25/47 (a)(b)		429,551	321,649
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.288%, due 4/25/37 (a)(b)		515,586	473,183
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.258%, due 4/25/37 (a)(b)		1,357,368	1,223,418
	JP Morgan Mortgage Acquisition Corp.
	Series 2007-HE1, Class AF1 0.258%, due 3/25/47 (a)(b)		692,736	509,616
	Series 2007-CH2, Class AF2 5.233%, due 1/25/37 (b)(d)		1,419,992	1,131,541
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.268%, due 3/25/37 (a)(b)		1,816,131	1,139,228
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.258%, due 9/25/36 (a)(b)		940,108	505,952
	Series 2006-HE8, Class A2B 0.258%, due 10/25/36 (a)(b)		230,263	131,315
	Series 2007-NC2, Class A2FP 0.308%, due 2/25/37 (a)(b)		1,808,042	990,657
	Option One Mortgage Loan Trust Series 2006-2, Class 2A2 0.258%, due 7/25/36 (a)(b)		604,483	373,943
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (b)(d)		3,294,886	1,823,291
	Securitized Asset Backed Receivables LLC Trust
	Series 2006-FR4, Class A2A 0.238%, due 8/25/36 (a)(b)		3,157,528	1,281,347
	Series 2007-BR4, Class A2A 0.248%, due 5/25/37 (a)(b)		1,140,235	689,843
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.238%, due 6/25/37 (a)(b)		1,316,450	716,909
	Series 2006-EQ2, Class A2 0.268%, due 1/25/37 (a)(b)		1,994,986	1,214,739
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.268%, due 9/25/37 (a)(b)		2,532,196	1,294,413
				17,096,838
	Student Loans 0.2%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.558%, due 5/25/29 (a)		2,652,551	2,456,862

	Total Asset-Backed Securities (Cost $30,097,702)			26,630,671

	Corporate Bonds 82.9%
	Aerospace & Defense 1.3%
	Alliant Techsystems, Inc. 5.25%, due 10/1/21 (c)		7,200,000	7,254,000
	Ducommun, Inc. 9.75%, due 7/15/18		2,630,000	2,945,600
	TransDigm, Inc. 7.75%, due 12/15/18 (e)		5,715,000	6,115,050
				16,314,650
	Airlines 1.2%
	Continental Airlines, Inc.
	7.875%, due 1/2/20		1,922,323	2,080,914
	9.798%, due 10/1/22		1,074,770	1,214,490
	U.S. Airways Group, Inc.
	6.125%, due 6/1/18		2,000,000	2,065,000
	Series A 6.25%, due 10/22/24		838,604	932,947
	U.S. Airways, Inc. Series 2012-1B, Pass Through Trust 8.00%, due 4/1/21		5,222,836	5,888,747
	UAL 2009-2B Pass-Through Trust 12.00%, due 7/15/17 (c)		1,795,125	2,032,979
				14,215,077
	Auto Manufacturers 1.9%
	Chrysler Group LLC / CG Co-Issuer, Inc.
	8.00%, due 6/15/19		535,000	582,481
	8.25%, due 6/15/21		7,138,000	8,003,483
¤	Ford Motor Co.
	7.50%, due 8/1/26		255,000	310,601
	8.90%, due 1/15/32		410,000	543,688
	9.98%, due 2/15/47 (e)		2,000,000	2,841,588
	Navistar International Corp. 8.25%, due 11/1/21 (e)		10,550,000	10,866,500
				23,148,341
	Auto Parts & Equipment 1.5%
	Dana Holding Corp. 5.375%, due 9/15/21		4,645,000	4,668,225
	Goodyear Tire & Rubber Co. (The) 7.00%, due 5/15/22		6,160,000	6,699,000
	Schaeffler Finance B.V. 4.75%, due 5/15/21 (c)		6,880,000	6,845,600
				18,212,825
	Banks 5.8%
	Ally Financial, Inc. 8.00%, due 11/1/31		4,450,000	5,351,125
	Banco de Bogota S.A. 5.375%, due 2/19/23 (c)		5,800,000	5,626,000
	Banco do Brasil S.A. 5.875%, due 1/19/23 (c)		5,700,000	5,343,750
	Bank of America Corp. 8.00%, due 7/29/49 (a)		504,000	557,590
	Deutsche Postbank Funding Trust IV 5.983%, due 6/29/49 (a)		€9,400,000	13,356,036
	Dresdner Funding Trust I 8.151%, due 6/30/31 (c)		$5,500,000	5,878,125
	ICICI Bank, Ltd. Series Reg S 6.375%, due 4/30/22 (a)		7,885,000	7,707,588
	Industrial Senior Trust 5.50%, due 11/1/22 (c)		7,500,000	6,825,000
	LBG Capital No.1 PLC 11.04%, due 3/19/20		£240,000	456,675
	Lloyds TSB Bank PLC 13.00%, due 12/19/21 (a)	A$	1,811,000	1,911,091
	Mellon Capital III 6.369%, due 9/5/66 (a)		£5,100,000	8,518,025
	National Capital Trust I Series Reg S 5.62%, due 9/29/49 (a)		5,000,000	8,589,371
	Wachovia Capital Trust III 5.57%, due 3/29/49 (a)		$1,000,000	935,000
				71,055,376
	Building Materials 2.8%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17		5,800,000	6,111,750
	Cemex Espana Luxembourg 9.25%, due 5/12/20 (c)		5,350,000	5,786,025
	Desarrolladora Homex S.A.B. de C.V. 7.50%, due 9/28/15		1,000,000	120,000
	Hanson Ltd. 6.125%, due 8/15/16 (e)		3,655,000	4,002,225
	Texas Industries, Inc. 9.25%, due 8/15/20		8,798,000	10,205,680
	USG Corp.
	5.875%, due 11/1/21 (c)		3,125,000	3,289,062
	8.375%, due 10/15/18 (c)		3,825,000	4,131,000
				33,645,742
	Chemicals 1.5%
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20		1,275,000	1,322,812
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18 (e)		6,710,000	6,978,400
	Huntsman International LLC 8.625%, due 3/15/21		2,980,000	3,359,950
	Momentive Performance Materials, Inc.
	8.875%, due 10/15/20		1,000,000	1,067,500
	10.00%, due 10/15/20		2,660,000	2,832,900
	U.S. Coatings Acquisition, Inc. / Flash Dutch 2 B.V. 7.375%, due 5/1/21 (c)		2,000,000	2,155,000
				17,716,562
	Coal 0.9%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19		2,100,000	1,737,750
	6.25%, due 6/1/21		835,000	682,612
	Arch Coal, Inc.
	7.00%, due 6/15/19		3,475,000	2,697,469
	7.25%, due 10/1/20		571,000	438,243
	7.25%, due 6/15/21		1,245,000	943,087
	Peabody Energy Corp. 6.00%, due 11/15/18		3,725,000	3,967,125
				10,466,286
	Commercial Services 2.9%
	Ashtead Capital, Inc. 6.50%, due 7/15/22 (c)		2,740,000	2,931,800
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, due 4/1/23		5,810,000	5,606,650
	Hertz Corp. (The)
	6.25%, due 10/15/22		750,000	772,500
	7.375%, due 1/15/21		3,345,000	3,637,688
	Iron Mountain, Inc. 6.00%, due 8/15/23 (e)		8,600,000	8,847,250
	United Rentals North America, Inc.
	7.375%, due 5/15/20		975,000	1,081,031
	7.625%, due 4/15/22		955,000	1,074,375
	8.375%, due 9/15/20		9,725,000	10,794,750
				34,746,044
	Computers 1.6%
	NCR Corp. 6.375%, due 12/15/23 (c)(f)		9,900,000	10,296,000
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19		6,135,000	6,426,413
	7.625%, due 11/15/20		2,507,000	2,754,566
				19,476,979
	Cosmetics & Personal Care 0.4%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (c)		5,020,000	5,271,000

	Diversified Financial Services 1.2%
	Ford Holdings LLC
	9.30%, due 3/1/30 (e)		2,475,000	3,461,899
	9.375%, due 3/1/20		210,000	272,458
	GE Capital Trust II 5.50%, due 9/15/67 (a)		€3,345,000	4,793,592
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)		2,828,000	3,916,459
	General Electric Capital Corp.
	Series Reg S 5.50%, due 9/15/67 (a)		1,000,000	1,431,911
	Series Reg S 6.50%, due 9/15/67 (a)		£405,000	720,043
				14,596,362
	Electric 0.5%
	Calpine Corp. 7.875%, due 7/31/20 (c)		$4,400,000	4,818,000
	NRG Energy, Inc. 8.25%, due 9/1/20 (e)		1,000,000	1,092,500
				5,910,500
	Entertainment 2.5%
	GLP Capital LP / GLP Financing II, Inc. 4.375%, due 11/1/18 (c)		6,150,000	6,303,750
	Isle of Capri Casinos, Inc.
	7.75%, due 3/15/19		5,500,000	5,995,000
	8.875%, due 6/15/20		3,750,000	4,059,375
	Mohegan Tribal Gaming Authority
	9.75%, due 9/1/21 (c)		3,960,000	4,326,300
	11.00%, due 9/15/18 (c)		1,000,000	1,006,250
	Pinnacle Entertainment, Inc.
	7.75%, due 4/1/22		6,255,000	6,786,675
	8.75%, due 5/15/20		2,000,000	2,190,000
				30,667,350
	Finance - Auto Loans 0.3%
	Banque PSA Finance S.A. 5.75%, due 4/4/21 (c)		3,000,000	3,071,430

	Finance - Commercial 0.1%
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(c)		1,010,000	906,475

	Finance - Consumer Loans 2.1%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)		5,980,000	6,174,350
	SLM Corp.
	4.75%, due 3/17/14		€1,750,000	2,365,341
	7.25%, due 1/25/22 (e)		$650,000	689,000
	8.00%, due 3/25/20 (e)		6,000,000	6,697,500
	Springleaf Finance Corp.
	6.00%, due 6/1/20		2,500,000	2,500,000
	6.50%, due 9/15/17 (e)		3,000,000	3,217,500
	7.75%, due 10/1/21		3,270,000	3,539,775
				25,183,466
	Finance - Other Services 1.5%
	Ausdrill Finance Pty, Ltd. 6.875%, due 11/1/19 (c)		5,695,000	5,153,975
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22 (c)		1,695,000	1,680,169
	6.00%, due 8/1/20 (c)		11,100,000	11,502,375
				18,336,519
	Food 2.0%
	ARAMARK Corp. 5.75%, due 3/15/20 (c)		2,625,000	2,723,438
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (c)		8,000,000	8,440,000
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (c)		7,875,000	7,658,437
	Smithfield Foods, Inc. 6.625%, due 8/15/22		5,085,000	5,351,962
				24,173,837
	Forest Products & Paper 0.3%
	Newpage Corp. (Escrow Shares) 10.00%, due 5/1/12 (g)(h)		1,000,000	100
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (c)		1,730,000	865,000
	Stora Enso OYJ 7.25%, due 4/15/36 (c)		3,000,000	2,827,500
				3,692,600
	Hand & Machine Tools 1.0%
	Mcron Finance Sub LLC / Mcron Finance Corp. 8.375%, due 5/15/19 (c)		5,400,000	6,007,500
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (c)		6,000,000	6,367,500
				12,375,000
	Health Care - Products 1.1%
	Alere, Inc.
	6.50%, due 6/15/20		4,190,000	4,305,225
	7.25%, due 7/1/18		1,461,000	1,599,795
	8.625%, due 10/1/18		2,000,000	2,150,000
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18		4,525,000	5,203,750
				13,258,770
	Health Care - Services 2.4%
	CHS / Community Health Systems, Inc. 6.875%, due 2/1/22 (c)		9,750,000	9,993,750
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22		4,500,000	4,606,875
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17 (i)		2,100,000	2,380,875
	HCA Holdings, Inc. 7.75%, due 5/15/21		4,250,000	4,664,375
	Tenet Healthcare Corp. 8.125%, due 4/1/22		6,695,000	7,305,919
				28,951,794
	Home Builders 2.8%
	Beazer Homes USA, Inc.
	7.25%, due 2/1/23 (e)		4,540,000	4,608,100
	8.125%, due 6/15/16 (e)		4,000,000	4,430,000
	9.125%, due 6/15/18		575,000	612,375
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (c)		6,080,000	6,581,600
	KB Home 9.10%, due 9/15/17		5,000,000	5,868,750
	PulteGroup, Inc. 7.875%, due 6/15/32		5,295,000	5,467,087
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19		5,500,000	6,050,000
				33,617,912
	Household Products & Wares 1.5%
¤	Reynolds Group Issuer, Inc.
	8.25%, due 2/15/21 (e)		2,600,000	2,762,500
	8.50%, due 5/15/18 (e)		5,175,000	5,433,750
	9.00%, due 4/15/19		1,315,000	1,402,119
	9.875%, due 8/15/19 (e)		8,066,000	8,912,930
				18,511,299
	Insurance 4.5%
¤	American International Group, Inc.
	Series A3 4.875%, due 3/15/67 (a)		€6,100,000	8,198,272
	Series A2 5.75%, due 3/15/67 (a)		£6,700,000	10,959,051
	Series Reg S 8.00%, due 5/22/68 (a)		€3,750,000	5,909,833
	8.175%, due 5/15/68 (a)(e)		$4,000,000	4,970,000
	Series Reg S 8.625%, due 5/22/68 (a)		£1,000,000	1,923,361
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (c)		$3,000,000	3,225,000
	10.75%, due 6/15/88 (a)(c)		2,000,000	3,000,000
	Lincoln National Corp.
	6.05%, due 4/20/67 (a)(e)		3,000,000	2,955,000
	7.00%, due 5/17/66 (a)(e)		3,840,000	3,916,800
	Oil Insurance, Ltd. 3.229%, due 12/29/49 (a)(c)		3,250,000	2,936,365
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (c)		2,000,000	2,600,850
	9.25%, due 6/15/39 (c)		1,000,000	1,450,938
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(c)		2,500,000	2,675,000
				54,720,470
	Iron & Steel 3.1%
	AK Steel Corp.
	7.625%, due 5/15/20		3,985,000	3,935,188
	8.375%, due 4/1/22		2,700,000	2,676,375
	APERAM 7.375%, due 4/1/16 (c)		5,215,000	5,410,562
	ArcelorMittal
	7.25%, due 3/1/41 (e)		5,825,000	5,592,000
	7.50%, due 10/15/39 (e)		7,975,000	7,835,437
	Severstal Oao Via Steel Capital S.A. 5.90%, due 10/17/22 (c)		6,000,000	5,730,000
	United States Steel Corp.
	7.00%, due 2/1/18		2,145,000	2,343,413
	7.375%, due 4/1/20		2,855,000	3,083,400
	7.50%, due 3/15/22		1,400,000	1,494,500
				38,100,875
	Leisure Time 0.3%
	Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27 (e)		3,000,000	3,180,000

	Lodging 3.4%
¤	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20		22,495,000	21,810,813
	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties 8.00%, due 10/1/20 (c)		3,475,000	3,605,313
¤	MGM Resorts International
	6.75%, due 10/1/20		10,859,000	11,700,572
	8.625%, due 2/1/19		3,975,000	4,680,562
				41,797,260
	Machinery - Construction & Mining 0.6%
	Terex Corp.
	6.00%, due 5/15/21 (e)		6,620,000	6,868,250
	6.50%, due 4/1/20		750,000	804,375
				7,672,625
	Media 2.7%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.75%, due 1/15/24		6,680,000	6,496,300
	7.375%, due 6/1/20		3,000,000	3,262,500
¤	Clear Channel Communications, Inc.
	5.50%, due 12/15/16		880,000	792,000
	6.875%, due 6/15/18		460,000	402,500
	9.00%, due 3/1/21		9,755,000	9,852,550
	Clear Channel Worldwide Holdings, Inc.
	7.625%, due 3/15/20		559,000	586,950
	Series B 7.625%, due 3/15/20		5,897,000	6,221,335
	DISH DBS Corp. 6.75%, due 6/1/21 (e)		5,120,000	5,465,600
				33,079,735
	Metal Fabricate & Hardware 0.7%
	Mueller Water Products, Inc.
	7.375%, due 6/1/17 (e)		1,875,000	1,926,563
	8.75%, due 9/1/20		1,476,000	1,653,120
	WPE International Cooperatief UA 10.375%, due 9/30/20 (c)		8,800,000	5,489,000
				9,068,683
	Mining 1.7%
	Aleris International, Inc.
	6.00%, due 6/1/20 (c)(g)(h)(j)		11,797	9,980
	7.625%, due 2/15/18		3,755,000	3,952,138
	7.875%, due 11/1/20		4,375,000	4,615,625
	Novelis, Inc. 8.75%, due 12/15/20		2,200,000	2,442,000
	Vedanta Resources PLC
	6.75%, due 6/7/16 (c)		1,000,000	1,038,000
	8.25%, due 6/7/21 (c)		8,435,000	8,435,000
				20,492,743
	Miscellaneous - Manufacturing 0.3%
	Bombardier, Inc. 7.75%, due 3/15/20 (c)		2,995,000	3,313,219

	Office Furnishings 0.1%
	Interface, Inc. 7.625%, due 12/1/18		1,530,000	1,640,925

	Oil & Gas 7.2%
	Berry Petroleum Co. 6.375%, due 9/15/22 (e)		7,995,000	8,134,912
¤	Chesapeake Energy Corp. 6.625%, due 8/15/20 (e)		15,100,000	16,836,500
	Concho Resources, Inc. 6.50%, due 1/15/22		2,500,000	2,693,750
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20		8,020,000	9,223,000
	Hilcorp Energy I, L.P. / Hilcorp Finance Co. 7.625%, due 4/15/21 (c)		4,770,000	5,163,525
	Linn Energy LLC / Linn Energy Finance Corp.
	7.00%, due 11/1/19 (c)		5,455,000	5,536,825
	7.75%, due 2/1/21		2,650,000	2,809,000
	8.625%, due 4/15/20		4,220,000	4,557,600
	Precision Drilling Corp.
	6.50%, due 12/15/21 (e)		2,865,000	3,044,063
	6.625%, due 11/15/20		1,600,000	1,700,000
	Samson Investment Co. 10.50%, due 2/15/20 (c)		9,245,000	10,169,500
	Swift Energy Co.
	7.875%, due 3/1/22		5,000,000	5,100,000
	8.875%, due 1/15/20		2,849,000	3,034,185
	Whiting Petroleum Corp. 5.75%, due 3/15/21		9,450,000	9,922,500
				87,925,360
	Oil & Gas Services 2.1%
	Basic Energy Services, Inc.
	7.75%, due 2/15/19		6,710,000	7,045,500
	7.75%, due 10/15/22		2,025,000	2,121,188
	CGG 6.50%, due 6/1/21 (e)		5,550,000	5,647,125
	Hornbeck Offshore Services, Inc. 5.00%, due 3/1/21 (e)		10,695,000	10,400,887
				25,214,700
	Packaging & Containers 0.0%‡
	CB Smurfit Stone (Escrow Shares) 8.00%, due 3/15/17		2,000,000	2,000

	Pharmaceuticals 1.1%
	Valeant Pharmaceuticals International, Inc.
	5.625%, due 12/1/21 (c)		5,400,000	5,589,000
	7.50%, due 7/15/21 (c)		6,530,000	7,272,788
				12,861,788
	Pipelines 2.7%
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp.
	4.75%, due 11/15/21		4,000,000	3,690,000
	5.875%, due 8/1/23		4,165,000	3,987,987
	Georgian Oil and Gas Corp. 6.875%, due 5/16/17 (c)		5,350,000	5,537,250
	Kinder Morgan, Inc. 5.00%, due 2/15/21 (c)		8,160,000	8,093,072
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	6.25%, due 6/15/22		1,333,000	1,429,643
	6.50%, due 8/15/21		293,000	314,975
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23 (c)		3,000,000	2,711,250
	6.875%, due 2/1/21		5,500,000	5,871,250
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 5.875%, due 10/1/20		1,400,000	1,435,000
				33,070,427
	Real Estate Investment Trusts 0.1%
	American Tower Corp. 7.00%, due 10/15/17 (i)		1,100,000	1,292,298

	Semiconductors 0.7%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (c)		3,150,000	3,126,375
	6.00%, due 1/15/22 (c)		4,908,000	5,104,320
				8,230,695
	Software 0.7%
	First Data Corp. 10.625%, due 6/15/21 (c)		7,600,000	8,284,000

	Telecommunications 7.0%
	CenturyLink, Inc. 6.75%, due 12/1/23		5,685,000	5,756,063
	Frontier Communications Corp. 8.50%, due 4/15/20 (e)		3,500,000	3,920,000
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21		5,601,000	6,357,135
	Intelsat Luxembourg S.A.
	7.75%, due 6/1/21 (c)		10,584,000	11,351,340
	8.125%, due 6/1/23 (c)		2,060,000	2,229,950
	MetroPCS Wireless, Inc. 6.625%, due 11/15/20 (e)		1,550,000	1,639,125
	Sprint Capital Corp.
	6.875%, due 11/15/28		1,450,000	1,384,750
	6.90%, due 5/1/19		4,680,000	5,054,400
	8.75%, due 3/15/32		6,685,000	7,236,512
¤	Sprint Communications, Inc.
	6.00%, due 11/15/22 (e)		6,325,000	6,214,312
	8.375%, due 8/15/17		7,530,000	8,697,150
	Sprint Corp. 7.875%, due 9/15/23 (c)		3,500,000	3,736,250
¤	T-Mobile USA, Inc.
	6.125%, due 1/15/22		5,225,000	5,342,563
	6.542%, due 4/28/20		8,000,000	8,470,000
	ViaSat, Inc. 6.875%, due 6/15/20		4,030,000	4,231,500
	Windstream Corp. 7.50%, due 4/1/23		3,000,000	3,000,000
				84,621,050
	Transportation 2.8%
	CEVA Group PLC 8.375%, due 12/1/17 (c)		7,060,000	7,368,875
	CHC Helicopter S.A. 9.25%, due 10/15/20		10,555,000	11,241,075
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)		4,770,000	5,068,125
	PHI, Inc. 8.625%, due 10/15/18 (e)		3,425,000	3,686,156
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (c)		8,370,000	7,240,050
				34,604,281
	Total Corporate Bonds (Cost $948,676,455)			1,006,695,330

	Foreign Bonds 10.5%
	Banks 5.6%
	ABN Amro Bank N.V. 4.31%, due 3/29/49 (a)		€8,500,000	11,463,946
	Bank of Scotland PLC 7.286%, due 11/29/49 (a)		£1,800,000	3,130,640
	Barclays Bank PLC 4.75%, due 3/29/49 (a)		€9,000,000	10,719,329
	Belfius Funding N.V. 1.224%, due 2/9/17 (a)		£3,550,000	5,412,742
	HBOS Capital Fund L.P. Series A 6.461%, due 11/29/49 (a)		3,500,000	5,983,791
	HBOS PLC 5.125%, due 10/29/49 (a)		€1,000,000	1,281,804
¤	Royal Bank of Scotland N.V. 4.70%, due 6/10/19 (a)(j)		12,650,000	17,331,296
	Santander UK PLC 4.814%, due 9/28/49 (a)		£5,000,000	7,644,129
	UT2 Funding PLC 5.321%, due 6/30/16		€3,300,000	4,472,962
				67,440,639
	Chemicals 0.2%
	INEOS Group Holdings S.A. Series Reg S 7.875%, due 2/15/16		2,020,971	2,727,263

	Diversified Financial Services 0.5%
	Ageas Hybrid Financing S.A. 5.125%, due 6/29/49 (a)		4,750,000	6,486,402

	Holding Company - Diversified 0.1%
	Stena AB Series Reg S 7.875%, due 3/15/20		1,000,000	1,534,146

	Insurance 2.0%
	Assicurazioni Generali S.p.A. 6.416%, due 12/29/49 (a)		£6,400,000	10,205,323
	Aviva PLC 6.875%, due 5/22/38 (a)		€2,000,000	3,081,778
	CNP Assurances 4.75%, due 12/29/49 (a)		2,000,000	2,704,143
	ING Groep N.V. 5.14%, due 3/29/49 (a)		£5,000,000	8,157,847
				24,149,091
	Packaging & Containers 1.4%
	Ardagh Packaging Finance PLC Series Reg S 9.25%, due 10/15/20		€5,700,000	8,373,320
	Rexam PLC 6.75%, due 6/29/67 (a)		6,300,000	9,027,858
				17,401,178
	Telecommunications 0.4%
	EN Germany Holdings B.V. 10.75%, due 11/15/15		3,414,000	4,696,549

	Transportation 0.3%
	Rede Ferroviaria Nacional - Refer Epe 4.25%, due 12/13/21		3,100,000	3,695,558

	Total Foreign Bonds (Cost $110,991,647)			128,130,826

	Foreign Government Bond 0.3%
	Sovereign 0.3%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23		2,500,000	3,392,323

	Total Foreign Government Bond (Cost $2,890,434)			3,392,323

	Loan Assignments 2.5% (k)
	Airlines 0.2%
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19		$3,000,000	3,012,750

	Auto Parts & Equipment 0.4%
	Allison Transmission, Inc.
	Term Loan B2 3.16%, due 8/7/17		1,189,042	1,190,529
	New Term Loan B3 3.75%, due 8/23/19		3,569,134	3,576,943
				4,767,472
	Building Materials 0.1%
	Nortek, Inc. Term Loan 5.25%, due 4/26/17		744,050	747,150

	Computers 0.1%
	SunGard Data Systems, Inc. Term Loan E 4.00%, due 3/9/20		675,502	677,691

	Entertainment 0.4%
	Scientific Games International, Inc. New Term Loan B 4.25%, due 10/18/20		5,000,000	5,017,855

	Food 0.1%
	ARAMARK Corp.
	Extended Synthetic LOC 2 3.669%, due 7/26/16		57,145	57,263
	Extended Synthetic LOC 3 3.679%, due 7/26/16		31,723	31,812
	Extended Term Loan B 3.747%, due 7/26/16		476,891	477,877
	Extended Term Loan C 3.747%, due 7/26/16		393,802	394,905
				961,857
	Leisure Time 0.2%
	ClubCorp Club Operations, Inc. New Term Loan 4.00%, due 7/24/20		1,878,103	1,887,494

	Media 0.3%
	Charter Communications Operating, LLC Term Loan F 3.00%, due 1/31/21		383,539	381,621
¤	Clear Channel Communications, Inc. Term Loan D 6.91%, due 1/30/19		3,127,798	3,032,847
				3,414,468
	Mining 0.1%
	FMG Resources August 2006 Pty, Ltd. New Term Loan B 4.25%, due 6/28/19		1,481,288	1,497,490

	Oil & Gas 0.6%
	MEG Energy Corp. Refi Term Loan 3.75%, due 3/31/20		7,820,233	7,880,511

	Real Estate 0.0%‡
	Realogy Corp. Extended Letter of Credit 8.897%, due 10/10/16		357,894	357,000

	Total Loan Assignments (Cost $29,853,267)			30,221,738

	Mortgage-Backed Securities 0.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.7%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.635%, due 4/10/49 (l)		600,000	666,667
	Banc of America Commercial Mortgage, Inc. Series 2005-J, Class 1A1 2.606%, due 11/25/35 (l)		618,561	543,504
	Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class A4 5.201%, due 12/11/38		590,000	644,076
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48		590,000	642,272
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		362,219	336,982
	GreenPoint Mortgage Funding Trust Series 2007-AR2, Class 1A1 0.288%, due 4/25/47 (a)		1,964	1,964
	GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.806%, due 8/10/45 (l)		635,000	699,953
	IndyMac Index Mortgage Loan Trust
	Series 2005-AR9, Class 4A2 2.531%, due 7/25/35 (l)		2,167,724	1,902,009
	Series 2004-AR4, Class 3A 2.533%, due 8/25/34 (l)		579,912	572,483
	Morgan Stanley Mortgage Loan Trust Series 2007-6XS, Class 2A1S 0.268%, due 2/25/47 (a)		1,195,318	1,099,689
	Structured Asset Securities Corp. Series 2005-11H, Class A2 5.00%, due 6/25/35 (g)		230,475	224,735
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.064%, due 11/25/36 (l)		504,698	439,944
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.612%, due 7/25/36 (l)		601,410	581,616

	Total Mortgage-Backed Securities (Cost $7,116,609)			8,355,894

	Yankee Bonds 1.4% (m)
	Banks 1.0%
	Credit Agricole S.A. 7.875%, due 1/29/49 (a)(c)		6,000,000	6,090,000
	Sberbank of Russia Via Sb Capital S.A. Series Reg S 5.125%, due 10/29/22		6,800,000	6,375,000
				12,465,000
	Miscellaneous - Manufacturing 0.4%
	Bombardier, Inc. 6.125%, due 1/15/23 (c)		5,000,000	4,925,000
	Total Yankee Bonds (Cost $18,139,561)			17,390,000

	Total Long-Term Bonds (Cost $1,147,765,675)			1,220,816,782

		Shares	Value
	Common Stocks 2.3%
	Auto Manufacturers 1.8%
¤	Ford Motor Co.	1,059,000	15,842,640
	General Motors Co. (f)	142,163	5,129,241
	Motors Liquidation Co. GUC Trust (f)	19,523	602,285
			21,574,166
	Banks 0.3%
	Citigroup, Inc.	71,966	3,413,347

	Building Materials 0.1%
	U.S. Concrete, Inc. (f)(g)	33,000	747,780
	Electric 0.0%‡
	Dynegy, Inc. (f)(i)	13,120	267,123

	Mining 0.0%‡
	Aleris International, Inc. (g)(h)(j)	13,652	146,486

	Packaging & Containers 0.1%
	Rock-Tenn Co. Class A	20,604	2,090,894

	Total Common Stocks (Cost $26,627,765)		28,239,796

	Preferred Stock 0.1%
	Diversified Financial Services 0.1%
	Citigroup Capital XIII 7.875% (a)	40,000	1,085,200

	Total Preferred Stock (Cost $1,000,000)		1,085,200

	Number of Warrants	Value
Warrants 0.2%
Auto Manufacturers 0.2%
General Motors Co.
Strike Price $10.00 Expires 7/10/16 (f)	74,451	1,984,119
Strike Price $18.33 Expires 7/10/19 (f)	38,552	727,862

Total Warrants (Cost $2,201,543)		2,711,981

	Principal Amount	Value
Short-Term Investment 0.8%
Repurchase Agreement 0.8%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $9,770,952 (Collateralized by a Federal National Mortgage Association Corp. security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $10,680,000 and a Market Value of $9,970,132)	$9,770,952	9,770,952
Total Short-Term Investment (Cost $9,770,952)		9,770,952

Total Investments, Before Investments Sold Short (Cost $1,187,365,935) (p)	103.9%	1,262,624,711

Long-Term Bonds Sold Short (8.2%)
Corporate Bonds Sold Short (1.7%)
Apparel (0.8%)
Levi Strauss & Co. 7.625%, due 5/15/20	$(9,150,000)	(9,973,500)

Banks (0.2%)
SunTrust Bank 7.25%, due 3/15/18	(2,000,000)	(2,366,602)

Entertainment (0.1%)
Mohegan Tribal Gaming Authority 7.125%, due 8/15/14	(1,000,000)	(995,000)

Food (0.1%)
Dean Foods Co. 7.00%, due 6/1/16	(1,000,000)	(1,105,000)

Forest Products & Paper (0.0%)‡
Newpage Corp. (Escrow Shares) 10.00%, due 5/1/12 (g)(h)	(1,000,000)	(100)

Home Builders (0.0%)‡
Desarrolladora Homex S.A.B. de C.V. 7.50%, due 9/28/15	(1,000,000)	(120,000)

Leisure Time (0.1%)
Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27	(2,000,000)	(2,120,000)

Media (0.1%)
Time Warner Cable, Inc. 8.75%, due 2/14/19	(1,000,000)	(1,202,342)

Packaging & Containers (0.0%)‡
CB Smurfit Stone (Escrow Shares) 8.00%, due 3/15/17	(2,000,000)	(2,000)

Retail (0.3%)
Nordstrom, Inc. 6.25%, due 1/15/18	(3,000,000)	(3,507,756)

Total Corporate Bonds Sold Short (Proceeds $19,979,299)		(21,392,300)

U.S. Government Sold Short (6.5%)
United States Treasury Notes
0.875%, due 2/28/17	(22,000,000)	(22,075,636)
1.50%, due 12/31/18	(47,000,000)	(47,029,375)
3.50%, due 2/15/18	(9,000,000)	(9,828,981)
Total U.S. Government Sold Short (Proceeds $77,735,669)		(78,933,992)

Total Long-Term Bonds Sold Short (Proceeds $97,714,968)		(100,326,292)

	Shares	Value
Common Stock Sold Short (0.2%)
Packaging & Containers (0.2%)
Rock-Tenn Co. Class A	(20,604)	(2,090,894)

Total Common Stock Sold Short (Proceeds $1,493,252)		(2,090,894)

Total Investments Sold Short (Proceeds $99,208,220)	(8.4)%	(102,417,186)

Total Investments, Net of Investments Sold Short (Cost $1,088,157,715)	95.5	1,160,207,525

New York Life Agreement (i)	0.0	0
Other Assets, Less Liabilities	4.5	54,745,857
Net Assets	100.0%	$1,214,953,382

	Contracts Short	Unrealized Appreciation (Depreciation) (n)
Futures Contracts (0.0%) ‡

United States Treasury Notes March 2014 (2 Year) (o)	(1,752)	$(3,770)

Total Futures Contracts (Notional Amount $385,795,877)		$(3,770)

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2014.
(b)	Subprime mortgage investment or other asset-backed securities. The total market value of these securities as of January 31, 2014, was $17,096,838, which represents 1.4% of the Fund's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon - Rate shown was the rate in effect as of January 31, 2014.
(e)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(f)	Non-income producing security.
(g)	Illiquid security - The total market value of these securities as of January 31, 2014, was $1,128,981, which represented 0.1% of the Fund's net assets.
(h)	Restricted security.
(i)	Security or a portion of the security was pledged as collateral for the benefit of Lehman Brothers International (Europe). As a result of the Lehman Brothers International (Europe) bankruptcy, these securities are operationally illiquid. The total market value of these securities at January 31, 2014 is $3,940,296 which represents 0.3% of the Fund's net assets. Additionally, the Fund had other securities that were originally pledged as collateral for Lehman Brothers International (Europe) which have since been called by the issuer or have matured. As a result, cash in the amount of $45,196,775, representing 3.7% of the Fund's net assets is pledged as collateral for the benefit of Lehman Brothers International (Europe), and has been deemed restricted by the Fund. The Fund has entered into an agreement with New York Life Insurance Company, pursuant to which, at the conclusion of the bankruptcy appeal process relating to Lehman Brothers Inc., should the Fund be entitled to obtain less than 100% of the then current market value of the collateral, New York Life Insurance Company will contribute to the Fund the difference between the value of the assets ultimately returned to the Fund and the then current market value of the collateral. As of January 31, 2014, the fair value of the agreement is $0.
(j)	Fair valued security–Security was fair valued in accordance with the Fund’s valuation policy. As of January 31, 2014, the total market value of fair valued security was $17,487,762, which represented 1.4% of the Fund’s net assets.
(k)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2014.
(l)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2014.
(m)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(n)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2014.
(o)	As of January 31, 2014, cash in the amount of $438,000 was on deposit with broker for futures transactions.
(p)	As of January 31, 2014, cost was $1,188,029,953 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$91,151,958
Gross unrealized depreciation	(16,557,200)
Net unrealized appreciation	$74,594,758

The following abbreviations are used in the above portfolio:

£	—British Pound Sterling
€	—Euro
A$	—Australian Dollar

As of January 31, 2014, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

EUR vs. USD	2/20/14	JPMorgan Chase Bank	EUR	750,000	USD	1,019,228	USD	(7,699)
GBP vs. USD	2/20/14	JPMorgan Chase Bank	GBP	1,950,000	USD	3,207,848		(2,624)

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

EUR vs. USD	2/20/14	JPMorgan Chase Bank	EUR	99,906,000	USD	137,084,519	USD	2,340,775
GBP vs. USD	2/20/14	JPMorgan Chase Bank	GBP	45,904,000	USD	74,736,302		(716,303)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	1,614,149

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$26,630,671	$—	$26,630,671
Corporate Bonds (b)	—	1,006,685,350	9,980	1,006,695,330
Foreign Bonds (c)	—	110,799,530	17,331,296	128,130,826
Foreign Government Bond	—	3,392,323	—	3,392,323
Loan Assignments (d)	—	26,786,715	3,435,023	30,221,738
Mortgage-Backed Securities	—	8,355,894	—	8,355,894
Yankee Bonds	—	17,390,000	—	17,390,000
Total Long-Term Bonds	—	1,200,040,483	20,776,299	1,220,816,782
Common Stocks (e)	28,093,310	—	146,486	28,239,796
Preferred Stock	1,085,200	—	—	1,085,200
Warrants	2,711,981	—	—	2,711,981
Short-Term Investment
Repurchase Agreement	—	9,770,952	—	9,770,952
Total Investments in Securities	31,890,491	1,209,811,435	20,922,785	1,262,624,711
Other Financial Instruments
Foreign Currency Forward Contract (f)	—	2,340,775	—	2,340,775
Total Investments in Securities and Other Financial Instruments	$31,890,491	$1,212,152,210	$20,922,785	$1,264,965,486

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(21,392,300)	$—	$(21,392,300)
U.S. Government Sold Short	—	(78,933,992)	—	(78,933,992)
Total Long-Term Bonds Sold Short	—	(100,326,292)	—	(100,326,292)
Common Stock Sold Short	(2,090,894)	—	—	(2,090,894)
Total Investments in Securities Sold Short	(2,090,894)	(100,326,292)	—	(102,417,186)
Other Financial Instruments
Foreign Currency Forward Contracts (f)	—	(726,626)	—	(726,626)
Futures Contracts Short (f)	(3,770)	—	—	(3,770)
Total Other Financial Instruments	(3,770)	(726,626)	—	(730,396)
Total Investments in Securities Sold Short and Other Financial Instruments	$(2,094,664)	$(101,052,918)	$—	$(103,147,582)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $9,980 was held in Mining within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $17,331,296 was held in Banks within the Foreign Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $1,190,529, $1,887,494 and $357,000 represent Loan Assignments whose value was obtained from an independent pricing service which used a single broker quote to measure such value as referenced in the Portfolio of Investments.

(e)	The Level 3 security valued at $146,486 was held in Mining within the Common Stocks section of the Portfolio of Investments.

(f)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, securities with a total value of $1,886,320 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain Loan Assignments obtained from an independent pricing service utilizing a single broker quote with significant unobservable inputs. The fair value obtained for these securities from an independent pricing service as of October 31, 2013 utilized the average of multiple bid quotations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2014
Long-Term Bonds
Corporate Bonds
Mining	$11,797	$-	$-	$(1,817)	$-	$-	$-	$-	$9,980	$(1,817)
Foreign Bonds
Banks	17,282,532	88,884	-	(40,120)	-	-	-	-	17,331,296	(40,120)
Loan Assignments
Auto Parts & Equipment	5,351,657	3,759	8,220	(73,380)	-	(4,099,727)	-	-	1,190,529	(54,912)
Leisure Time	-	374	-	800	-	-	1,886,320	-	1,887,494	800
Real Estate	358,798	1,290	36	(2,220)	-	(904)	-	-	357,000	(2,185)
Common Stock
Mining	177,203	-	-	(30,717)	-	-	-	-	146,486	(30,717)
Total	$23,181,987	$94,307	$8,256	$(147,454)	$-	$(4,100,631)	$1,886,320	$-	$20,922,785	$(128,951)

As of January 31, 2014, the Fund held the following restricted securities:

Security	Date of Acquisition	Shares/ Principal Amount	Cost		1/31/14 Value	Percent of Net Assets
Aleris International, Inc.
Common Stocks	7/6/10	13,652	$922,364		$146,486	0.0	%‡
Corporate Bond 6.00%, due 6/1/20	7/6/10	$11,797	8,872		9,980	0.0	‡
Newpage Corp.
Corporate Bond 10.00%, due 5/1/12	3/25/13	1,000,000	—	(a)	100	0.0	‡
Corporate Bond Sold Short 10.00%, due 5/1/12	3/25/13	(1,000,000)	—	(a)	(100)	0.0	‡
Total			$931,236		$156,466	0.0	%‡

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay ICAP Equity Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 96.1% †
	Aerospace & Defense 4.9%
	Boeing Co. (The)	201,850	$25,283,731
	Honeywell International, Inc.	309,225	28,210,597
			53,494,328
	Auto Components 2.4%
	Johnson Controls, Inc.	571,421	26,353,937

	Automobiles 2.7%
	Ford Motor Co.	1,942,650	29,062,044

	Beverages 1.7%
	Coca-Cola Co. (The)	504,612	19,084,426

	Chemicals 3.6%
	Monsanto Co.	270,919	28,866,419
	Mosaic Co. (The)	238,100	10,633,546
			39,499,965
	Commercial Banks 3.0%
¤	PNC Financial Services Group, Inc.	415,700	33,206,116

	Communications Equipment 2.1%
	Cisco Systems, Inc.	1,029,650	22,559,631

	Computers & Peripherals 1.4%
	NetApp, Inc.	358,150	15,164,071

	Consumer Finance 3.0%
¤	Capital One Financial Corp.	462,050	32,625,350

	Containers & Packaging 0.5%
	Owens-Illinois, Inc. (a)	159,241	5,102,082

	Diversified Financial Services 8.4%
¤	Bank of America Corp.	2,229,800	37,349,150
¤	Citigroup, Inc.	693,700	32,902,191
	JPMorgan Chase & Co.	385,800	21,357,888
			91,609,229
	Diversified Telecommunication Services 1.8%
	BCE, Inc.	482,749	20,260,976

	Electric Utilities 2.0%
	Exelon Corp.	753,700	21,857,300

	Energy Equipment & Services 3.8%
	Cameron International Corp. (a)	217,650	13,052,470
	Halliburton Co.	590,200	28,925,702
			41,978,172
	Food & Staples Retailing 2.1%
	CVS Caremark Corp.	335,000	22,686,200

	Health Care Equipment & Supplies 4.6%
	Baxter International, Inc.	452,100	30,878,430
	Covidien PLC	285,206	19,462,457
			50,340,887
	Health Care Providers & Services 3.4%
	McKesson Corp.	52,375	9,134,724
	UnitedHealth Group, Inc.	387,200	27,986,816
			37,121,540
	Hotels, Restaurants & Leisure 1.5%
	McDonald's Corp.	170,450	16,051,277

	Industrial Conglomerates 4.6%
¤	General Electric Co.	2,002,600	50,325,338

	Insurance 2.8%
¤	ACE, Ltd.	330,241	30,979,908

	Media 5.6%
¤	Time Warner, Inc.	498,692	31,332,818
	Viacom, Inc. Class B	370,334	30,404,422
			61,737,240
	Multiline Retail 1.9%
	Dollar General Corp. (a)	365,550	20,587,776

	Oil, Gas & Consumable Fuels 9.4%
	Encana Corp.	680,500	12,228,585
¤	Exxon Mobil Corp.	530,350	48,877,056
	Marathon Oil Corp.	738,550	24,217,054
	Southwestern Energy Co. (a)	439,750	17,893,428
			103,216,123
	Pharmaceuticals 8.8%
	Allergan, Inc.	110,800	12,697,680
	Johnson & Johnson	206,950	18,308,866
	Novartis A.G., ADR	205,900	16,280,513
¤	Pfizer, Inc.	1,619,620	49,236,448
			96,523,507
	Semiconductors & Semiconductor Equipment 2.8%
	Texas Instruments, Inc.	728,038	30,868,811

	Software 3.7%
	Oracle Corp.	738,650	27,256,185
	Symantec Corp.	596,500	12,771,065
			40,027,250
	Wireless Telecommunication Services 3.6%
¤	Vodafone Group PLC, Sponsored ADR	1,055,876	39,130,765

	Total Common Stocks (Cost $781,296,876)		1,051,454,249

	Principal Amount	Value
Short-Term Investment 4.4%
Repurchase Agreement 4.4%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $47,988,212 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $52,670,000 and a Market Value of $48,952,393)	$47,988,212	47,988,212

Total Short-Term Investment (Cost $47,988,212)		47,988,212

Total Investments (Cost $829,285,088) (b)	100.5%	1,099,442,461
Other Assets, Less Liabilities	(0.5)	(5,998,019)
Net Assets	100.0%	$1,093,444,442

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2014, cost was $834,636,421 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$279,955,187
Gross unrealized depreciation	(15,149,147)
Net unrealized appreciation	$264,806,040

The following abbreviation is used in the above portfolio:
ADR	— American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,051,454,249	$—	$—	$1,051,454,249
Short-Term Investment
Repurchase Agreement	—	47,988,212	—	47,988,212
Total Investments in Securities	$1,051,454,249	$47,988,212	$—	$1,099,442,461

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Global Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 99.4% †
	Canada 3.1%
	BCE, Inc. (Diversified Telecommunication Services)	26,650	$1,118,500
	Encana Corp. (Oil, Gas & Consumable Fuels)	48,000	862,560
			1,981,060
	China 0.5%
	China Huishan Dairy Holdings Co., Ltd. (Food Products) (a)	953,000	316,693

	France 3.7%
	Total S.A. (Oil, Gas & Consumable Fuels)	22,750	1,299,114
	Vallourec S.A. (Machinery)	20,950	1,046,716
			2,345,830
	Germany 8.2%
	Bayer A.G. (Pharmaceuticals)	10,650	1,406,058
	Bayerische Motoren Werke A.G. (Automobiles)	6,350	692,162
	Fresenius SE & Co. KGaA (Health Care Providers & Services)	8,000	1,247,817
	SAP A.G. (Software)	17,050	1,302,915
	ThyssenKrupp A.G. (Metals & Mining) (a)	22,350	575,589
			5,224,541
	Italy 3.8%
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	63,800	1,449,892
	UniCredit S.p.A. (Commercial Banks)	131,550	990,012
			2,439,904
	Japan 9.8%
	Bridgestone Corp. (Auto Components)	26,750	977,630
	Mitsubishi Corp. (Trading Companies & Distributors)	60,400	1,125,000
	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	56,500	1,407,385
¤	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	34,900	1,899,568
	Tokio Marine Holdings, Inc. (Insurance)	28,600	849,294
			6,258,877
	Netherlands 2.7%
	Akzo Nobel N.V. (Chemicals)	7,156	515,476
	Wolters Kluwer N.V. (Media)	44,600	1,231,913
			1,747,389
	Singapore 1.8%
	DBS Group Holdings, Ltd. (Commercial Banks)	88,250	1,138,420

	Switzerland 6.8%
	ABB, Ltd. (Electrical Equipment) (a)	51,100	1,274,893
¤	Julius Baer Group, Ltd. (Capital Markets) (a)	30,450	1,479,427
¤	Novartis A.G. (Pharmaceuticals)	20,450	1,619,490
			4,373,810
	Thailand 0.4%
	Shin Corp. PCL (Wireless Telecommunication Services)	112,900	241,122

	United Kingdom 6.9%
	GlaxoSmithKline PLC (Pharmaceuticals)	51,800	1,331,808
	Lloyds Banking Group PLC (Commercial Banks) (a)	821,900	1,125,483
¤	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services)	52,650	1,951,209
			4,408,500
	United States 51.7%
	ACE, Ltd. (Insurance)	9,750	914,648
¤	Bank of America Corp. (Diversified Financial Services)	87,200	1,460,600
	Baxter International, Inc. (Health Care Equipment & Supplies)	15,800	1,079,140
	Boeing Co. (The) (Aerospace & Defense)	8,550	1,070,973
	Capital One Financial Corp. (Consumer Finance)	15,900	1,122,699
	Cisco Systems, Inc. (Communications Equipment)	43,800	959,658
¤	Citigroup, Inc. (Diversified Financial Services)	32,800	1,555,704
	Covidien PLC (Health Care Equipment & Supplies)	17,700	1,207,848
	CVS Caremark Corp. (Food & Staples Retailing)	15,600	1,056,432
	Exelon Corp. (Electric Utilities)	35,300	1,023,700
¤	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	16,150	1,488,384
	Ford Motor Co. (Automobiles)	52,150	780,164
¤	General Electric Co. (Industrial Conglomerates)	68,450	1,720,148
	Halliburton Co. (Energy Equipment & Services)	18,200	891,982
	Honeywell International, Inc. (Aerospace & Defense)	12,450	1,135,813
	Johnson Controls, Inc. (Auto Components)	16,500	760,980
	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	22,400	734,496
¤	Monsanto Co. (Chemicals)	13,700	1,459,735
	Mosaic Co. (The) (Chemicals)	14,150	631,939
	NetApp, Inc. (Computers & Peripherals)	14,800	626,632
	Oracle Corp. (Software)	34,600	1,276,740
¤	Pfizer, Inc. (Pharmaceuticals)	80,400	2,444,160
	PNC Financial Services Group, Inc. (Commercial Banks)	17,550	1,401,894
	Southwestern Energy Co. (Oil, Gas & Consumable Fuels) (a)	21,550	876,870
	Symantec Corp. (Software)	33,250	711,883
	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	26,100	1,106,640
	Time Warner, Inc. (Media)	20,235	1,271,365
	UnitedHealth Group, Inc. (Health Care Providers & Services)	12,700	917,956
	Viacom, Inc. Class B (Media)	16,150	1,325,915
			33,015,098
	Total Common Stocks (Cost $51,441,347)		63,491,244

	Principal Amount	Value
Short-Term Investment 0.6%
Repurchase Agreement 0.6%
United States 0.6%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $385,870 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $425,000 and a Market Value of $396,752 (Capital Markets)	$385,870	385,870

Total Short-Term Investment (Cost $385,870)		385,870

Total Investments (Cost $51,827,217) (b)	100.0%	63,877,114
Other Assets, Less Liabilities	(0.0)‡	(23,286)
Net Assets	100.0%	$63,853,828

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of January 31, 2014, cost was $51,959,490 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$13,159,983
Gross unrealized depreciation	(1,242,359)
Net unrealized appreciation	$11,917,624

The following abbreviation is used in the above portfolio:
ADR	— American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$63,491,244	$—	$—	$63,491,244
Short-Term Investment
Repurchase Agreement	—	385,870	—	385,870
Total Investments in Securities	$63,491,244	$385,870	$—	$63,877,114

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2013 and January 31, 2014, foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP International Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 96.9% †
	Canada 4.7%
¤	BCE, Inc. (Diversified Telecommunication Services)	1,559,450	$65,450,117
	Encana Corp. (Oil, Gas & Consumable Fuels)	1,388,900	24,958,533
			90,408,650
	China 0.4%
	China Huishan Dairy Holdings Co., Ltd. (Food Products) (a)	23,012,000	7,647,152

	France 9.6%
	Pernod-Ricard S.A. (Beverages)	418,500	44,951,265
	Sanofi (Pharmaceuticals)	375,900	36,907,863
	Total S.A. (Oil, Gas & Consumable Fuels)	1,123,300	64,144,853
	Vallourec S.A. (Machinery)	798,739	39,907,056
			185,911,037
	Germany 18.5%
¤	Bayer A.G. (Pharmaceuticals)	688,550	90,905,260
	Bayerische Motoren Werke A.G. (Automobiles)	424,750	46,298,555
	Deutsche Wohnen A.G. (Real Estate Management & Development)	968,400	18,147,990
¤	Fresenius SE & Co. KGaA (Health Care Providers & Services)	425,450	66,360,457
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	108,400	22,390,381
	SAP A.G. (Software)	596,750	45,602,033
	Siemens A.G. (Industrial Conglomerates)	329,950	41,812,520
	ThyssenKrupp A.G. (Metals & Mining) (a)	997,980	25,701,395
			357,218,591
	Italy 5.9%
¤	ENI S.p.A. (Oil, Gas & Consumable Fuels)	3,330,950	75,697,793
	UniCredit S.p.A. (Commercial Banks)	5,134,950	38,644,316
			114,342,109
	Japan 15.9%
	Bridgestone Corp. (Auto Components)	1,345,350	49,168,415
¤	Mitsubishi Corp. (Trading Companies & Distributors)	3,569,950	66,493,245
	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	2,328,450	58,000,443
¤	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,424,150	77,514,908
	Tokio Marine Holdings, Inc. (Insurance)	1,846,750	54,840,359
			306,017,370
	Netherlands 5.5%
	Akzo Nobel N.V. (Chemicals)	532,342	38,346,746
	ING Groep N.V. (Diversified Financial Services) (a)	2,196,600	29,151,525
	Wolters Kluwer N.V. (Media)	1,413,100	39,031,752
			106,530,023
	Norway 2.8%
	DNB ASA (Commercial Banks)	3,160,350	53,415,501

	Singapore 2.8%
	DBS Group Holdings, Ltd. (Commercial Banks)	4,234,850	54,629,316

	Switzerland 14.3%
¤	ABB, Ltd. (Electrical Equipment) (a)	2,674,200	66,718,584
	Holcim, Ltd. (Construction Materials) (a)	502,500	36,579,716
	Julius Baer Group, Ltd. (Capital Markets) (a)	1,217,550	59,155,217
¤	Novartis A.G. (Pharmaceuticals)	1,422,700	112,667,358
			275,120,875
	Thailand 0.3%
	Shin Corp. PCL (Wireless Telecommunication Services)	3,023,500	6,457,339

	United Kingdom 16.2%
	BP PLC (Oil, Gas & Consumable Fuels)	3,562,088	27,990,302
	GlaxoSmithKline PLC (Pharmaceuticals)	2,222,450	57,140,468
¤	Lloyds Banking Group PLC (Commercial Banks) (a)	53,811,350	73,687,519
	Smith & Nephew PLC (Health Care Equipment & Supplies)	4,022,700	57,929,102
¤	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services)	2,270,600	84,148,436
	WPP PLC (Media)	511,500	10,737,707
			311,633,534
	Total Common Stocks (Cost $1,584,584,141)		1,869,331,497

	Principal Amount	Value
Short-Term Investment 4.1%
Repurchase Agreement 4.1%
United States 4.1%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $79,317,719 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $87,050,000 and a Market Value of $80,905,750) (Capital Markets)	$79,317,719	79,317,719

Total Short-Term Investment (Cost $79,317,719)		79,317,719

Total Investments (Cost $1,663,901,860) (b)	101.0%	1,948,649,216
Other Assets, Less Liabilities	(1.0)	(18,990,024)
Net Assets	100.0%	$1,929,659,192

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2014, cost was $1,671,903,350 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$302,141,191
Gross unrealized depreciation	(25,395,325)
Net unrealized appreciation	$276,745,866

The following abbreviation is used in the above portfolio:
ADR	— American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,869,331,497	$—	$—	$1,869,331,497
Short-Term Investment
Repurchase Agreement	—	79,317,719	—	79,317,719
Total Investments in Securities	$1,869,331,497	$79,317,719	$—	$1,948,649,216

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2013 and January 31, 2014, foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Select Equity Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 98.3% †
	Aerospace & Defense 6.5%
	Boeing Co. (The)	1,326,600	$166,169,916
	Honeywell International, Inc.	1,781,574	162,532,996
			328,702,912
	Auto Components 3.3%
	Johnson Controls, Inc.	3,638,225	167,794,937

	Automobiles 2.8%
	Ford Motor Co.	9,529,150	142,556,084

	Chemicals 4.3%
	Monsanto Co.	1,427,603	152,111,100
	Mosaic Co. (The)	1,459,800	65,194,668
			217,305,768
	Commercial Banks 4.0%
¤	PNC Financial Services Group, Inc.	2,557,650	204,305,082

	Communications Equipment 2.5%
	Cisco Systems, Inc.	5,846,187	128,089,957

	Computers & Peripherals 1.7%
	NetApp, Inc.	2,054,750	86,998,115

	Consumer Finance 3.7%
¤	Capital One Financial Corp.	2,700,422	190,676,797

	Diversified Financial Services 7.8%
¤	Bank of America Corp.	12,853,150	215,290,263
	Citigroup, Inc.	3,833,207	181,809,008
			397,099,271
	Electric Utilities 2.4%
	Exelon Corp.	4,196,400	121,695,600

	Energy Equipment & Services 3.0%
	Halliburton Co.	3,080,450	150,972,855

	Food & Staples Retailing 3.4%
	CVS Caremark Corp.	2,551,600	172,794,352

	Health Care Equipment & Supplies 6.3%
¤	Baxter International, Inc.	2,876,700	196,478,610
	Covidien PLC	1,821,427	124,294,178
			320,772,788
	Industrial Conglomerates 6.2%
¤	General Electric Co.	12,577,865	316,081,747

	Insurance 2.9%
	ACE, Ltd.	1,554,900	145,865,169

	Media 7.6%
¤	Time Warner, Inc.	3,229,609	202,916,334
¤	Viacom, Inc. Class B	2,238,344	183,768,042
			386,684,376
	Oil, Gas & Consumable Fuels 11.1%
	Encana Corp.	3,592,900	64,564,413
¤	Exxon Mobil Corp.	2,912,764	268,440,330
	Marathon Oil Corp.	4,233,200	138,806,628
	Southwestern Energy Co. (a)	2,339,066	95,176,596
			566,987,967
	Pharmaceuticals 6.5%
¤	Pfizer, Inc.	10,899,603	331,347,931

	Semiconductors & Semiconductor Equipment 3.5%
	Texas Instruments, Inc.	4,144,050	175,707,720

	Software 4.6%
	Oracle Corp.	4,293,550	158,431,995
	Symantec Corp.	3,648,750	78,119,738
			236,551,733
	Wireless Telecommunication Services 4.2%
¤	Vodafone Group PLC, Sponsored ADR	5,755,151	213,285,896

	Total Common Stocks (Cost $3,825,361,067)		5,002,277,057

	Principal Amount	Value
Short-Term Investment 1.7%
Repurchase Agreement 1.7%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $85,696,083 (Collateralized by Government Agency securities with rates between 2.07% and 2.11% and a maturity date 11/7/22, with a Principal Amount of $95,055,000 and a Market Value of $87,412,016)	$85,696,083	85,696,083

Total Short-Term Investment (Cost $85,696,083)		85,696,083

Total Investments (Cost $3,911,057,150) (b)	100.0%	5,087,973,140
Other Assets, Less Liabilities	0.0 ‡	2,077,887
Net Assets	100.0%	$5,090,051,027

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of January 31, 2014, cost was $3,929,600,183 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$1,245,875,953
Gross unrealized depreciation	(87,502,996)
Net unrealized appreciation	$1,158,372,957

The following abbreviation is used in the above portfolio:
ADR	— American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$5,002,277,057	$—	$—	$5,002,277,057
Short-Term Investment
Repurchase Agreement	—	85,696,083	—	85,696,083
Total Investments in Securities	$5,002,277,057	$85,696,083	$—	$5,087,973,140

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Indexed Bond Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.3%†
	Asset-Backed Securities 0.6%
	Airlines 0.0%‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 9/15/21	$47,163	$52,469

	Auto Floor Plan 0.2%
	Ford Credit Floorplan Master Owner Trust A Series 2013-4, Class A2 0.71%, due 6/15/20 (a)	600,000	601,079

	Automobile 0.2%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.615%, due 1/7/25 (a)(b)	900,000	897,559

	Home Equity 0.1%
	Equity One ABS, Inc. Series 2003-4, Class AF6 5.333%, due 10/25/34 (c)(d)	102,762	104,198
	RAMP Trust Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (d)	49,762	51,405
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (c)(d)	96,707	100,722
			256,325
	Other ABS 0.1%
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF3 4.556%, due 3/25/47 (c)(d)	500,000	380,283

	Total Asset-Backed Securities (Cost $2,293,234)		2,187,715

	Corporate Bonds 23.0%
	Aerospace & Defense 0.4%
	Boeing Co. (The) 6.125%, due 2/15/33	250,000	309,096
	General Dynamics Corp. 3.60%, due 11/15/42	250,000	216,639
	L-3 Communications Corp. 5.20%, due 10/15/19	100,000	109,967
	Lockheed Martin Corp. 4.85%, due 9/15/41	100,000	104,137
	Northrop Grumman Corp. 5.05%, due 8/1/19	100,000	112,095
	United Technologies Corp.
	3.10%, due 6/1/22	300,000	299,647
	4.50%, due 4/15/20	200,000	222,371
	4.50%, due 6/1/42	100,000	100,729
			1,474,681
	Agriculture 0.1%
	Archer-Daniels-Midland Co. 4.535%, due 3/26/42	216,000	212,309
	Bunge, Ltd. Finance Corp. 5.35%, due 4/15/14	100,000	100,870
			313,179
	Apparel 0.0%‡
	VF Corp. 6.45%, due 11/1/37	50,000	61,657

	Auto Manufacturers 0.1%
	Daimler Finance N.A. LLC 8.50%, due 1/18/31	150,000	221,912

	Auto Parts & Equipment 0.0%‡
	Johnson Controls, Inc.
	5.50%, due 1/15/16	50,000	54,197
	6.00%, due 1/15/36	50,000	56,442
			110,639
	Banks 4.9%
¤	Bank of America Corp.
	2.00%, due 1/11/18	1,250,000	1,251,092
	5.25%, due 12/1/15	200,000	214,291
	5.42%, due 3/15/17	900,000	990,934
	5.70%, due 1/24/22	325,000	370,328
	Bank of Nova Scotia 1.95%, due 1/30/17 (b)	250,000	257,210
	BNP Paribas S.A. 3.25%, due 3/3/23	250,000	238,118
	Capital One Financial Corp.
	1.00%, due 11/6/15	250,000	250,174
	5.25%, due 2/21/17	100,000	110,237
	Citigroup, Inc.
	4.45%, due 1/10/17	100,000	108,305
	4.50%, due 1/14/22	200,000	212,110
	4.875%, due 5/7/15	350,000	366,426
	5.875%, due 2/22/33	450,000	472,252
	6.125%, due 11/21/17	500,000	576,168
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
	4.50%, due 1/11/21	300,000	325,797
	5.75%, due 12/1/43	250,000	262,717
	Deutsche Bank A.G. 6.00%, due 9/1/17	325,000	373,839
	Fifth Third Bank 4.75%, due 2/1/15	250,000	260,200
	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23	150,000	146,395
	5.95%, due 1/18/18	500,000	569,250
	6.00%, due 6/15/20	900,000	1,037,433
	6.25%, due 9/1/17	200,000	229,084
	JPMorgan Chase & Co.
	4.40%, due 7/22/20	750,000	810,510
	4.85%, due 2/1/44	250,000	249,444
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	785,000	900,208
	Korea Development Bank 4.375%, due 8/10/15	300,000	315,223
	Kreditanstalt fuer Wiederaufbau
	4.50%, due 7/16/18	850,000	960,372
	Series G 4.875%, due 1/17/17	850,000	950,878
	Landwirtschaftliche Rentenbank 5.125%, due 2/1/17	475,000	534,836
	Morgan Stanley
	5.50%, due 7/24/20	1,000,000	1,126,176
	6.25%, due 8/28/17	300,000	344,989
	Northern Trust Corp. 3.45%, due 11/4/20	100,000	105,692
	PNC Bank N.A. 5.25%, due 1/15/17	175,000	193,670
	PNC Funding Corp. 5.125%, due 2/8/20	100,000	113,982
	Royal Bank of Scotland PLC (The)
	4.375%, due 3/16/16	200,000	213,823
	5.05%, due 1/8/15	100,000	102,500
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	114,362
	SunTrust Banks, Inc. 5.40%, due 4/1/20	15,000	16,594
	UBS A.G.
	5.875%, due 7/15/16	125,000	139,261
	5.875%, due 12/20/17	200,000	229,719
	7.75%, due 9/1/26	100,000	128,527
	Wachovia Bank N.A. 5.60%, due 3/15/16	200,000	219,480
	Wachovia Corp. 5.50%, due 8/1/35	125,000	131,413
	Wells Fargo & Co.
	4.48%, due 1/16/24 (b)	103,000	105,181
	4.60%, due 4/1/21	250,000	275,142
	Wells Fargo Bank N.A. 5.95%, due 8/26/36	150,000	178,140
	Westpac Banking Corp. 3.00%, due 12/9/15	300,000	313,470
			17,395,952
	Beverages 0.4%
	Anheuser-Busch Cos. LLC 6.45%, due 9/1/37	300,000	384,239
	Anheuser-Busch InBev Worldwide, Inc. 3.75%, due 7/15/42	200,000	176,822
	Beam, Inc. 5.375%, due 1/15/16	18,000	19,382
	Brown-Forman Corp. 3.75%, due 1/15/43	50,000	44,155
	Coca-Cola Co. (The) 3.15%, due 11/15/20	275,000	284,568
	Pepsi Bottling Group, Inc. (The) 7.00%, due 3/1/29	60,000	78,257
	PepsiCo., Inc. 5.00%, due 6/1/18	500,000	568,318
			1,555,741
	Biotechnology 0.1%
	Amgen, Inc.
	3.45%, due 10/1/20	150,000	155,910
	5.85%, due 6/1/17	150,000	171,747
	6.40%, due 2/1/39	100,000	119,944
			447,601
	Building Materials 0.1%
	CRH America, Inc.
	4.125%, due 1/15/16	100,000	105,486
	6.00%, due 9/30/16	100,000	111,687
	Lafarge S.A.
	6.50%, due 7/15/16	50,000	55,000
	7.125%, due 7/15/36	50,000	52,000
			324,173
	Chemicals 0.3%
	Dow Chemical Co. (The) 4.125%, due 11/15/21	350,000	362,820
	E.I. du Pont de Nemours & Co. 3.625%, due 1/15/21	100,000	104,109
	Eastman Chemical Co. 4.50%, due 1/15/21	50,000	52,882
	LYB International Finance B.V. 4.00%, due 7/15/23	200,000	201,788
	Potash Corporation of Saskatchewan, Inc. 4.875%, due 3/30/20	150,000	166,787
	Rohm & Haas Co. 7.85%, due 7/15/29	100,000	133,181
			1,021,567
	Commercial Services 0.0%‡
	R.R. Donnelley & Sons Co. 5.50%, due 5/15/15	3,000	3,142
	Western Union Co. (The) 5.93%, due 10/1/16	130,000	144,720
			147,862
	Computers 0.2%
	Hewlett-Packard Co.
	2.20%, due 12/1/15	150,000	153,352
	4.375%, due 9/15/21	150,000	153,895
	International Business Machines Corp.
	5.70%, due 9/14/17	250,000	287,691
	5.875%, due 11/29/32	100,000	120,257
	6.50%, due 1/15/28	100,000	126,325
			841,520
	Cosmetics & Personal Care 0.1%
	Colgate-Palmolive Co. 3.15%, due 8/5/15	100,000	104,094
	Procter & Gamble Co. (The) 5.55%, due 3/5/37	100,000	118,602
			222,696
	Diversified Financial Services 0.4%
	General Electric Capital Corp.
	5.875%, due 1/14/38	625,000	720,568
	Series A 6.75%, due 3/15/32	650,000	818,217
			1,538,785
	Electric 2.1%
	Alliant Energy Corp. 4.00%, due 10/15/14	100,000	102,341
	Appalachian Power Co. Series H 5.95%, due 5/15/33	100,000	108,108
	CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	133,282
	Commonwealth Edison Co. 6.15%, due 9/15/17	150,000	173,965
	Consolidated Edison Company of New York, Inc. 6.30%, due 8/15/37	275,000	347,599
	Constellation Energy Group, Inc. 7.60%, due 4/1/32	100,000	123,595
	Duke Energy Carolinas LLC 5.30%, due 2/15/40	200,000	226,917
	Duke Energy Florida, Inc. 6.35%, due 9/15/37	200,000	255,378
	Entergy Gulf States Louisiana LLC 3.95%, due 10/1/20	250,000	268,021
	FirstEnergy Corp.
	4.25%, due 3/15/23	75,000	72,812
	Series C 7.375%, due 11/15/31	200,000	228,023
	Florida Power & Light Co.
	3.80%, due 12/15/42	300,000	274,206
	5.55%, due 11/1/17	100,000	114,984
	Georgia Power Co. 4.75%, due 9/1/40	250,000	252,102
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	42,300
	Kentucky Utilities Co. 1.625%, due 11/1/15	100,000	101,911
	Nevada Power Co. 6.50%, due 8/1/18	150,000	179,293
	NextEra Energy Capital Holdings, Inc. 2.60%, due 9/1/15	300,000	308,611
	Nisource Finance Corp. 4.80%, due 2/15/44	175,000	167,384
	Ohio Power Co. Series G 6.60%, due 2/15/33	150,000	183,989
	Oncor Electric Delivery Co. LLC 7.00%, due 9/1/22	100,000	122,027
	Pacific Gas & Electric Co.
	3.25%, due 9/15/21	175,000	175,868
	5.625%, due 11/30/17	500,000	571,661
	PacifiCorp 6.25%, due 10/15/37	350,000	437,235
	Peco Energy Co. 5.95%, due 10/1/36	150,000	181,313
	Pepco Holdings, Inc. 2.70%, due 10/1/15	200,000	205,069
	PPL Electric Utilities Corp. 3.00%, due 9/15/21	200,000	201,275
	Progress Energy, Inc. 5.625%, due 1/15/16	125,000	136,156
	PSEG Power LLC
	5.125%, due 4/15/20	80,000	88,651
	8.625%, due 4/15/31	50,000	70,562
	Public Service Electric & Gas Co. Series D 5.25%, due 7/1/35	100,000	112,090
	Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	124,091
	San Diego Gas & Electric Co. 5.35%, due 5/15/35	175,000	199,799
	Scottish Power, Ltd. 5.375%, due 3/15/15	100,000	104,753
	South Carolina Electric & Gas Co. 6.05%, due 1/15/38	100,000	122,338
	Southern California Edison Co. 4.50%, due 9/1/40	175,000	176,785
	Union Electric Co. 5.40%, due 2/1/16	100,000	108,080
	Virginia Electric and Power Co.
	6.00%, due 1/15/36	100,000	120,397
	6.00%, due 5/15/37	175,000	211,925
	Wisconsin Electric Power Co. 3.65%, due 12/15/42	250,000	220,476
	Xcel Energy, Inc. 6.50%, due 7/1/36	150,000	188,994
			7,544,366
	Electrical Components & Equipment 0.1%
	Emerson Electric Co. 4.25%, due 11/15/20	150,000	164,437

	Electronics 0.2%
	Honeywell International, Inc. 5.70%, due 3/15/37	100,000	118,022
	Koninklijke Philips Electronics N.V. 6.875%, due 3/11/38	100,000	126,524
	Thermo Fisher Scientific, Inc. 3.20%, due 3/1/16	250,000	261,621
			506,167
	Environmental Controls 0.2%
	Republic Services, Inc. 5.00%, due 3/1/20	175,000	194,431
	Waste Management, Inc.
	2.60%, due 9/1/16	100,000	103,794
	7.125%, due 12/15/17	100,000	116,596
	7.75%, due 5/15/32	75,000	101,670
			516,491
	Finance - Auto Loans 0.4%
	Ford Motor Credit Co. LLC
	4.25%, due 2/3/17	950,000	1,020,136
	4.375%, due 8/6/23	200,000	203,099
	Toyota Motor Credit Corp.
	2.80%, due 1/11/16	100,000	104,243
	3.40%, due 9/15/21	200,000	207,256
			1,534,734
	Finance - Consumer Loans 0.5%
	HSBC Finance Corp. 6.676%, due 1/15/21	1,000,000	1,163,745
	SLM Corp. 5.625%, due 8/1/33	250,000	209,375
	Springleaf Finance Corp. Series I 5.40%, due 12/1/15	350,000	367,500
			1,740,620
	Finance - Credit Card 0.2%
	American Express Co. 6.15%, due 8/28/17	625,000	723,136

	Finance - Investment Banker/Broker 0.2%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18	400,000	478,654
	Merrill Lynch & Co., Inc. 5.70%, due 5/2/17	100,000	111,520
			590,174
	Finance - Other Services 0.0%‡
	National Rural Utilities Cooperative Finance Corp. 8.00%, due 3/1/32	75,000	104,071

	Food 0.7%
	ConAgra Foods, Inc. 7.00%, due 10/1/28	100,000	121,698
	General Mills, Inc. 5.70%, due 2/15/17	300,000	339,541
	Hershey Co. (The) 5.45%, due 9/1/16	100,000	111,426
	Ingredion, Inc. 4.625%, due 11/1/20	50,000	53,700
	Kellogg Co. Series B 7.45%, due 4/1/31	75,000	98,005
	Kraft Foods Group, Inc.
	3.50%, due 6/6/22	200,000	200,198
	6.125%, due 8/23/18	332,000	389,117
	Kroger Co. (The) 6.40%, due 8/15/17	225,000	258,971
	Mondelez International, Inc. 4.00%, due 2/1/24	300,000	303,729
	Safeway, Inc.
	5.00%, due 8/15/19	100,000	107,548
	6.35%, due 8/15/17	100,000	113,356
	Sysco Corp. 5.375%, due 9/21/35	100,000	109,902
	Unilever Capital Corp. 5.90%, due 11/15/32	100,000	127,312
			2,334,503
	Forest Products & Paper 0.1%
	Celulosa Arauco y Constitucion S.A. 5.625%, due 4/20/15	50,000	52,422
	International Paper Co.
	4.75%, due 2/15/22	100,000	107,493
	5.25%, due 4/1/16	150,000	161,919
			321,834
	Health Care - Products 0.2%
	Baxter International, Inc.
	4.625%, due 3/15/15	150,000	157,002
	5.90%, due 9/1/16	100,000	112,440
	Becton Dickinson and Co. 3.125%, due 11/8/21	100,000	100,403
	Covidien International Finance S.A. 6.00%, due 10/15/17	150,000	172,705
	Medtronic, Inc. 2.75%, due 4/1/23	250,000	237,191
			779,741
	Health Care - Services 0.4%
	Aetna, Inc. 4.125%, due 6/1/21	175,000	188,258
	CIGNA Corp. 5.125%, due 6/15/20	150,000	168,637
	Laboratory Corporation of America Holdings 4.625%, due 11/15/20	100,000	107,753
	Quest Diagnostics, Inc. 4.75%, due 1/30/20	100,000	107,051
	UnitedHealth Group, Inc.
	2.875%, due 3/15/22	200,000	193,494
	6.00%, due 6/15/17	330,000	378,839
	WellPoint, Inc. 5.95%, due 12/15/34	250,000	285,315
			1,429,347
	Home Builders 0.0%‡
	MDC Holdings, Inc. 5.375%, due 7/1/15	50,000	52,375

	Household Products & Wares 0.0%‡
	Kimberly-Clark Corp. 6.375%, due 1/1/28	100,000	120,774

	Insurance 0.7%
	ACE INA Holdings, Inc.
	2.60%, due 11/23/15	100,000	103,502
	5.70%, due 2/15/17	60,000	67,660
	AEGON Funding Co. LLC 5.75%, due 12/15/20	100,000	116,351
	American International Group, Inc.
	5.85%, due 1/16/18	300,000	345,143
	6.25%, due 5/1/36	200,000	240,778
	AXA S.A. 8.60%, due 12/15/30	105,000	131,571
	Berkshire Hathaway, Inc. 3.00%, due 2/11/23	250,000	241,425
	Chubb Corp. (The) 5.75%, due 5/15/18	100,000	115,802
	Genworth Holdings, Inc. 5.75%, due 6/15/14	31,000	31,550
	Hartford Financial Services Group, Inc. 5.50%, due 3/30/20	150,000	171,403
	Lincoln National Corp. 4.85%, due 6/24/21	25,000	27,339
	Loews Corp. 4.125%, due 5/15/43	125,000	111,725
	MetLife, Inc.
	4.75%, due 2/8/21	200,000	220,966
	5.70%, due 6/15/35	100,000	113,032
	Nationwide Financial Services, Inc. 5.10%, due 10/1/15	25,000	26,398
	Principal Financial Group, Inc. 6.05%, due 10/15/36	100,000	118,331
	Progressive Corp. (The) 6.25%, due 12/1/32	50,000	60,495
	Prudential Financial, Inc. 5.70%, due 12/14/36	200,000	219,680
	Travelers Cos., Inc. (The) 6.75%, due 6/20/36	75,000	97,955
			2,561,106
	Internet 0.0%‡
	Symantec Corp. 2.75%, due 9/15/15	50,000	51,468

	Iron & Steel 0.3%
	ArcelorMittal 6.125%, due 6/1/18	300,000	326,250
	Nucor Corp. 4.125%, due 9/15/22	50,000	51,161
	Vale Overseas, Ltd.
	4.375%, due 1/11/22	100,000	96,480
	6.25%, due 1/23/17	600,000	665,400
			1,139,291
	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 3.803%, due 8/15/42	342,000	300,210

	Machinery - Diversified 0.1%
	Deere & Co.
	4.375%, due 10/16/19	100,000	111,546
	7.125%, due 3/3/31	125,000	166,603
			278,149
	Media 1.0%
	21st Century Fox America, Inc. 6.40%, due 12/15/35	175,000	204,655
	CBS Corp. 4.85%, due 7/1/42	100,000	94,489
	Comcast Corp.
	5.65%, due 6/15/35	325,000	357,763
	6.45%, due 3/15/37	250,000	298,013
	COX Communications, Inc. 5.45%, due 12/15/14	32,000	33,328
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.20%, due 3/15/20	250,000	275,697
	Discovery Communications LLC 6.35%, due 6/1/40	105,000	120,148
	Historic TW, Inc. 6.625%, due 5/15/29	250,000	299,407
	NBC Universal Media LLC 5.15%, due 4/30/20	300,000	339,949
	News America, Inc.
	4.50%, due 2/15/21	100,000	109,269
	7.25%, due 5/18/18	100,000	121,795
	Thomson Reuters Corp. 5.85%, due 4/15/40	105,000	110,448
	Time Warner Cable, Inc.
	5.00%, due 2/1/20	250,000	257,335
	6.55%, due 5/1/37	275,000	264,078
	Time Warner, Inc. 7.625%, due 4/15/31	375,000	489,463
	Viacom, Inc. 4.375%, due 3/15/43	354,000	311,669
			3,687,506
	Metal Fabricate & Hardware 0.0%‡
	Precision Castparts Corp. 3.90%, due 1/15/43	125,000	114,937

	Mining 0.5%
	Alcoa, Inc.
	5.72%, due 2/23/19	287,000	311,594
	5.95%, due 2/1/37	100,000	95,265
	Barrick Australia Finance Property, Ltd. 5.95%, due 10/15/39	150,000	137,579
	Freeport-McMoRan Copper & Gold, Inc.
	3.875%, due 3/15/23	150,000	143,638
	5.45%, due 3/15/43	150,000	143,380
	Goldcorp, Inc. 2.125%, due 3/15/18	100,000	98,980
	Newmont Mining Corp. 5.125%, due 10/1/19	150,000	154,727
	Rio Tinto Alcan, Inc. 5.75%, due 6/1/35	50,000	55,130
	Rio Tinto Finance USA PLC 3.50%, due 3/22/22	400,000	395,917
	Teck Resources, Ltd. 3.75%, due 2/1/23	250,000	237,403
			1,773,613
	Miscellaneous - Manufacturing 0.2%
	Cooper U.S., Inc. 2.375%, due 1/15/16	125,000	128,767
	Danaher Corp.
	3.90%, due 6/23/21	50,000	53,083
	5.625%, due 1/15/18	100,000	114,967
	Dover Corp. 5.45%, due 3/15/18	100,000	114,456
	Ingersoll-Rand PLC 4.75%, due 5/15/15	150,000	155,931
			567,204
	Multi-National 0.5%
	European Investment Bank
	2.25%, due 3/15/16	1,100,000	1,139,699
	2.875%, due 9/15/20	300,000	309,177
	International Bank for Reconstruction & Development (zero coupon), due 3/11/31	504,000	237,862
			1,686,738
	Office & Business Equipment 0.1%
	Pitney Bowes, Inc. 5.75%, due 9/15/17	100,000	111,042
	Xerox Corp.
	6.35%, due 5/15/18	100,000	116,465
	6.40%, due 3/15/16	160,000	176,936
			404,443
	Oil & Gas 1.7%
	Anadarko Petroleum Corp.
	5.95%, due 9/15/16	475,000	529,831
	6.45%, due 9/15/36	150,000	175,326
	Apache Corp.
	3.625%, due 2/1/21	250,000	262,267
	4.75%, due 4/15/43	100,000	99,616
	BP Capital Markets PLC 4.50%, due 10/1/20	250,000	274,256
	Burlington Resources, Inc. 7.375%, due 3/1/29	104,000	136,927
	Cenovus Energy, Inc. 6.75%, due 11/15/39	100,000	122,614
	Chevron Corp. 4.95%, due 3/3/19	125,000	143,131
	ConocoPhillips 5.90%, due 10/15/32	350,000	415,210
	Devon Energy Corp.
	4.00%, due 7/15/21	200,000	206,885
	7.95%, due 4/15/32	50,000	67,162
	Encana Corp. 6.50%, due 2/1/38	125,000	143,849
	EOG Resources, Inc. 4.10%, due 2/1/21	200,000	214,224
	Hess Corp. 7.30%, due 8/15/31	100,000	126,586
	Marathon Oil Corp. 6.80%, due 3/15/32	100,000	121,895
	Marathon Petroleum Corp.
	3.50%, due 3/1/16	50,000	52,578
	5.125%, due 3/1/21	100,000	110,656
	Occidental Petroleum Corp. 3.125%, due 2/15/22	175,000	173,883
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	500,000	521,645
	Petrobras International Finance Co. 5.875%, due 3/1/18	475,000	503,628
	Phillips 66 5.875%, due 5/1/42	200,000	224,532
	Shell International Finance B.V. 5.50%, due 3/25/40	275,000	318,206
	Total Capital International S.A. 1.55%, due 6/28/17	250,000	252,985
	Total Capital S.A. 2.30%, due 3/15/16	200,000	206,695
	Transocean, Inc.
	6.00%, due 3/15/18	175,000	197,347
	7.375%, due 4/15/18	100,000	116,103
	Valero Energy Corp.
	6.625%, due 6/15/37	100,000	117,415
	7.50%, due 4/15/32	100,000	124,877
			5,960,329
	Oil & Gas Services 0.2%
	Baker Hughes, Inc. 5.125%, due 9/15/40	200,000	218,806
	Halliburton Co. 6.15%, due 9/15/19	250,000	299,128
	Weatherford International LLC 6.35%, due 6/15/17	225,000	253,291
			771,225
	Pharmaceuticals 0.9%
	AbbVie, Inc. 4.40%, due 11/6/42	200,000	192,591
	Allergan, Inc. 5.75%, due 4/1/16	50,000	55,184
	AstraZeneca PLC 6.45%, due 9/15/37	100,000	124,299
	Bristol-Myers Squibb Co.
	5.875%, due 11/15/36	75,000	90,269
	7.15%, due 6/15/23	50,000	63,925
	Cardinal Health, Inc. 4.00%, due 6/15/15	200,000	209,036
	Eli Lilly & Co. 7.125%, due 6/1/25	175,000	230,100
	Express Scripts Holding Co. 6.125%, due 11/15/41	150,000	175,324
	GlaxoSmithKline Capital, Inc. 6.375%, due 5/15/38	125,000	158,435
	Johnson & Johnson 6.95%, due 9/1/29	100,000	135,941
	McKesson Corp. 5.70%, due 3/1/17	50,000	55,706
	Medco Health Solutions, Inc. 2.75%, due 9/15/15	200,000	206,525
	Merck & Co., Inc. 4.15%, due 5/18/43	200,000	191,038
	Merck Sharp & Dohme Corp.
	4.75%, due 3/1/15	100,000	104,617
	5.00%, due 6/30/19	250,000	286,338
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	225,000	257,384
	Teva Pharmaceutical Finance II B.V. 3.65%, due 11/10/21	100,000	99,422
	Teva Pharmaceutical Finance LLC 3.00%, due 6/15/15	180,000	185,574
	Wyeth LLC
	6.00%, due 2/15/36	200,000	241,837
	6.45%, due 2/1/24	100,000	123,018
			3,186,563
	Pipelines 0.6%
	Energy Transfer Partners, L.P.
	5.20%, due 2/1/22	200,000	214,119
	5.95%, due 2/1/15	130,000	136,502
	6.70%, due 7/1/18	100,000	117,020
	Enterprise Products Operating LLC
	4.85%, due 3/15/44	100,000	98,529
	Series B 6.875%, due 3/1/33	200,000	246,761
	Kinder Morgan Energy Partners, L.P. 5.80%, due 3/15/35	300,000	313,668
	ONEOK Partners, L.P. 6.15%, due 10/1/16	200,000	224,621
	Plains All American Pipeline, L.P. / PAA Finance Corp. 6.65%, due 1/15/37	65,000	78,791
	Spectra Energy Capital LLC
	6.20%, due 4/15/18	50,000	57,200
	6.75%, due 2/15/32	125,000	133,750
	Tennessee Gas Pipeline Co. LLC 7.50%, due 4/1/17	300,000	349,399
	Williams Cos., Inc. (The) 8.75%, due 3/15/32	114,000	135,285
			2,105,645
	Real Estate Investment Trusts 0.3%
	Boston Properties, L.P. 4.125%, due 5/15/21	50,000	52,102
	Camden Property Trust 5.00%, due 6/15/15	100,000	105,421
	ERP Operating, L.P.
	5.125%, due 3/15/16	50,000	54,287
	5.375%, due 8/1/16	50,000	55,130
	Kimco Realty Corp. 5.783%, due 3/15/16	50,000	54,763
	ProLogis, L.P. 6.625%, due 5/15/18	45,000	52,830
	Simon Property Group, L.P. 3.375%, due 3/15/22	400,000	399,406
	Weyerhaeuser Co. 7.375%, due 3/15/32	100,000	126,625
			900,564
	Retail 0.7%
	Costco Wholesale Corp. 5.50%, due 3/15/17	100,000	113,386
	CVS Caremark Corp.
	4.75%, due 5/18/20	250,000	279,184
	6.25%, due 6/1/27	175,000	211,991
	Home Depot, Inc. (The) 5.875%, due 12/16/36	250,000	298,995
	Lowe's Cos., Inc.
	6.65%, due 9/15/37	100,000	125,891
	6.875%, due 2/15/28	150,000	190,628
	McDonald's Corp. 5.80%, due 10/15/17	300,000	347,591
	Target Corp. 6.50%, due 10/15/37	150,000	184,280
	Wal-Mart Stores, Inc.
	5.00%, due 10/25/40	400,000	432,578
	6.50%, due 8/15/37	175,000	224,751
	Yum! Brands, Inc. 6.25%, due 3/15/18	29,000	33,633
			2,442,908
	Software 0.3%
	Fiserv, Inc. 3.50%, due 10/1/22	100,000	97,184
	Microsoft Corp. 3.00%, due 10/1/20	300,000	309,947
	Oracle Corp.
	5.00%, due 7/8/19	400,000	456,826
	5.25%, due 1/15/16	200,000	217,748
			1,081,705
	Telecommunications 1.8%
	America Movil S.A.B. de C.V. 3.125%, due 7/16/22	200,000	185,302
	AT&T, Inc.
	4.35%, due 6/15/45	666,000	570,264
	5.55%, due 8/15/41	100,000	102,511
	6.30%, due 1/15/38	300,000	335,851
	BellSouth Corp.
	6.00%, due 11/15/34	6,000	6,350
	6.875%, due 10/15/31	14,000	16,117
	British Telecommunications PLC 9.625%, due 12/15/30	100,000	151,446
	Cisco Systems, Inc.
	4.45%, due 1/15/20	250,000	277,549
	5.50%, due 2/22/16	450,000	494,218
	Deutsche Telekom International Finance B.V.
	5.75%, due 3/23/16	325,000	357,066
	6.00%, due 7/8/19	250,000	293,619
	Embarq Corp. 7.995%, due 6/1/36	200,000	207,646
	Motorola Solutions, Inc. 7.50%, due 5/15/25	100,000	121,769
	New Cingular Wireless Services, Inc. 8.75%, due 3/1/31	100,000	145,608
	Orange S.A. 8.75%, due 3/1/31	250,000	357,513
	Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	269,514
	Telecom Italia Capital S.A.
	6.00%, due 9/30/34	100,000	90,250
	6.375%, due 11/15/33	175,000	164,062
	Telefonica Emisones S.A.U. 7.045%, due 6/20/36	100,000	113,923
	Telefonica Europe B.V. 8.25%, due 9/15/30	200,000	248,242
	Verizon Communications, Inc.
	2.45%, due 11/1/22	100,000	90,766
	5.15%, due 9/15/23	350,000	380,508
	5.85%, due 9/15/35	300,000	332,422
	6.40%, due 2/15/38	175,000	202,450
	6.55%, due 9/15/43	475,000	570,161
	7.75%, due 12/1/30	100,000	130,429
	Vodafone Group PLC
	6.15%, due 2/27/37	125,000	140,586
	7.875%, due 2/15/30	100,000	130,472
			6,486,614
	Transportation 0.5%
	Burlington Northern Santa Fe LLC
	5.75%, due 5/1/40	300,000	343,026
	6.15%, due 5/1/37	175,000	208,295
	6.20%, due 8/15/36	50,000	58,852
	Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	153,163
	CSX Corp. 5.60%, due 5/1/17	100,000	112,472
	CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	138,752
	FedEx Corp. 8.00%, due 1/15/19	50,000	63,016
	Norfolk Southern Corp.
	2.903%, due 2/15/23	106,000	101,488
	4.837%, due 10/1/41	128,000	129,025
	Union Pacific Corp. 4.163%, due 7/15/22	150,000	159,278
	United Parcel Service, Inc. 6.20%, due 1/15/38	300,000	378,181
			1,845,548
	Water 0.1%
	American Water Capital Corp. 4.30%, due 12/1/42	200,000	188,813

	Total Corporate Bonds (Cost $76,052,485)		81,675,314

	Foreign Government Bonds 2.1%
	Foreign Governments 2.1%
¤	Federal Republic of Brazil
	4.875%, due 1/22/21	750,000	785,250
	6.00%, due 1/17/17	1,350,000	1,491,750
	Philippine Government International Bond 4.20%, due 1/21/24	625,000	631,250
	Poland Government International Bond
	3.00%, due 3/17/23	150,000	137,250
	5.125%, due 4/21/21	200,000	217,600
	Province of Manitoba 1.30%, due 4/3/17	100,000	100,962
	Province of Ontario
	4.00%, due 10/7/19	225,000	246,906
	4.95%, due 11/28/16	350,000	389,956
	Province of Quebec Series NJ 7.50%, due 7/15/23	302,000	394,143
	Republic of Italy 6.875%, due 9/27/23	375,000	455,475
	Republic of Peru 7.35%, due 7/21/25	275,000	342,375
	Svensk Exportkredit AB 5.125%, due 3/1/17	200,000	224,518
	Turkey Government International Bond 4.875%, due 4/16/43	425,000	323,531
	United Mexican States
	5.125%, due 1/15/20	1,000,000	1,101,250
	5.625%, due 1/15/17	400,000	444,000
	Total Foreign Government Bonds (Cost $7,081,186)		7,286,216

	Mortgage-Backed Securities 1.9%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.9%
	Banc of America Commercial Mortgage, Inc. Series 2005-4, Class A3 4.891%, due 7/10/45	929,036	928,447
	CD Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322%, due 12/11/49	1,000,000	1,098,848
	GS Mortgage Securities Trust Series 2006-GG6, Class AM 5.622%, due 4/10/38 (a)	1,200,000	1,299,076
	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class A4 5.44%, due 6/12/47	1,245,000	1,371,401
	Morgan Stanley Capital I, Inc.
	Series 2006-HQ8, Class AM 5.466%, due 3/12/44 (e)	1,200,000	1,298,128
	Series 2006-IQ11, Class A4 5.658%, due 10/15/42 (e)	781,806	837,058
	Total Mortgage-Backed Securities (Cost $5,716,330)		6,832,958

	Municipal Bonds 1.0%
	Arizona 0.3%
	Salt River Project Agricultural Improvement and Power District Electric System Revenue 4.839%, due 1/1/41	1,000,000	1,082,920

	Connecticut 0.1%
	State of Connecticut, Transportation & Infrastructure Revenue 5.459%, due 11/1/30	500,000	542,470

	Kansas 0.3%
	Kansas State Department of Transportation, Highway Revenue 4.596%, due 9/1/35	1,000,000	1,047,910

	Texas 0.3%
	Texas Transportation Commission 5.178%, due 4/1/30	900,000	1,010,502

	Total Municipal Bonds (Cost $3,618,521)		3,683,802

	U.S. Government & Federal Agencies 69.0%
¤	Federal Home Loan Mortgage Corporation 2.7%
	0.875%, due 3/7/18	1,000,000	981,280
	1.125%, due 5/25/18	500,000	492,134
	2.375%, due 1/13/22	1,500,000	1,464,885
	3.75%, due 3/27/19	1,100,000	1,208,760
	4.50%, due 1/15/15	1,500,000	1,561,851
	4.75%, due 1/19/16	1,500,000	1,629,993
	5.125%, due 10/18/16	1,930,000	2,151,147
			9,490,050
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.0%
	2.414%, due 12/1/41 (a)	874,901	897,201
	2.50%, due 6/1/28	1,365,748	1,372,674
	3.00%, due 10/1/26 TBA (f)	1,600,000	1,648,563
	3.00%, due 7/1/43	300,000	291,401
	3.00%, due 8/1/43	3,252,506	3,159,277
	3.00%, due 9/1/43	499,125	484,818
	3.50%, due 4/1/26	481,065	506,399
	3.50%, due 5/1/26	196,825	207,173
	3.50%, due 4/1/32	738,479	766,812
	3.50%, due 4/1/41	243,361	246,558
	3.50%, due 3/1/42	403,644	408,947
	3.50%, due 4/1/42	587,567	595,286
	3.50%, due 5/1/42 TBA (f)	2,600,000	2,623,562
	4.00%, due 8/1/18	200,000	212,906
	4.00%, due 6/1/24	221,564	235,924
	4.00%, due 4/1/26	217,458	231,577
	4.00%, due 2/1/31	318,043	337,643
	4.00%, due 7/1/39	705,818	737,861
	4.00%, due 12/1/40	1,516,784	1,585,968
	4.00%, due 2/1/41	311,752	325,932
	4.00%, due 4/1/41 TBA (f)	400,000	416,563
	4.00%, due 5/1/42	319,405	333,940
	4.50%, due 5/1/25	244,352	263,898
	4.50%, due 7/1/30	222,332	241,731
	4.50%, due 6/1/34	123,619	132,376
	4.50%, due 6/1/35	122,556	131,464
	4.50%, due 8/1/35	173,175	185,865
	4.50%, due 7/1/39	15,628	16,721
	4.50%, due 8/1/39	290,188	310,676
	4.50%, due 1/1/40	720,355	771,363
	4.50%, due 8/1/40	1,607,122	1,719,392
	4.50%, due 2/1/41	12,616	13,514
	5.00%, due 1/1/25	361,989	393,417
	5.00%, due 8/1/30	231,364	258,558
	5.00%, due 8/1/35	1,229,691	1,340,498
	5.00%, due 6/1/37	279,396	303,353
	5.00%, due 2/1/41	454,665	495,947
	5.50%, due 2/1/18	68,874	73,485
	5.50%, due 3/1/23	36,053	39,382
	5.50%, due 6/1/23	102,591	112,060
	5.50%, due 11/1/27	127,555	140,142
	5.50%, due 9/1/35	158,642	174,066
	5.50%, due 4/1/37	658,346	720,014
	5.50%, due 4/1/38	155,259	170,006
	5.50%, due 8/1/38	152,879	167,124
	5.63%, due 4/1/39 (a)	131,393	139,654
	6.00%, due 8/1/17	58,906	61,398
	6.00%, due 6/1/21	31,676	34,485
	6.00%, due 9/1/21	44,218	47,832
	6.00%, due 11/1/22	46,514	50,098
	6.00%, due 2/1/37	268,841	297,452
	6.00%, due 12/1/39	227,446	250,507
	6.00%, due 5/1/40	556,176	614,643
	6.048%, due 10/1/36 (a)	107,123	113,765
	6.50%, due 6/1/14	326	327
	6.50%, due 4/1/17	2,193	2,301
	6.50%, due 5/1/17	12,204	12,813
	6.50%, due 11/1/25	12,468	13,920
	6.50%, due 5/1/26	958	1,069
	6.50%, due 3/1/27	6,305	7,043
	6.50%, due 5/1/31	7,858	8,775
	6.50%, due 8/1/31	3,722	4,187
	6.50%, due 1/1/32	35,879	40,945
	6.50%, due 3/1/32	29,815	33,309
	6.50%, due 4/1/32	15,884	17,959
	6.50%, due 7/1/32	27,165	30,360
	6.50%, due 1/1/34	37,715	42,157
	6.50%, due 1/1/37	111,010	123,817
	6.50%, due 9/1/37	62,868	70,070
	7.00%, due 4/1/26	3,787	4,359
	7.00%, due 7/1/26	426	480
	7.00%, due 12/1/27	5,210	5,894
	7.00%, due 1/1/30	2,540	2,801
	7.00%, due 3/1/31	23,720	26,718
	7.00%, due 10/1/31	8,057	9,411
	7.00%, due 3/1/32	31,566	36,191
	7.00%, due 9/1/33	194,863	222,806
	7.00%, due 11/1/36	37,884	40,814
	7.00%, due 12/1/37	120,441	142,134
	7.50%, due 1/1/16	824	852
	7.50%, due 1/1/26	997	1,163
	7.50%, due 2/1/32	16,863	18,551
	8.00%, due 7/1/26	314	356
			28,333,453
¤	Federal National Mortgage Association 1.5%
	0.875%, due 10/26/17	1,000,000	989,190
	0.875%, due 5/21/18	1,000,000	977,158
	1.00%, due 12/28/17	650,000	640,865
	1.00%, due 2/15/18	1,000,000	981,305
	5.375%, due 6/12/17	1,100,000	1,259,493
	6.21%, due 8/6/38	475,000	624,597
			5,472,608
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 14.0%
	2.238%, due 12/1/41 (a)	715,468	742,745
	2.50%, due 2/1/28	876,008	879,644
	2.50%, due 5/1/28	2,141,053	2,149,924
	2.50%, due 9/1/28	1,267,375	1,272,631
	2.50%, due 5/1/43	298,519	277,660
	3.00%, due 5/1/27 TBA (f)	2,000,000	2,064,062
	3.00%, due 3/1/43	300,000	291,986
	3.00%, due 7/1/43	2,973,530	2,894,096
	3.00%, due 8/1/43	2,570,273	2,501,612
	3.00%, due 9/1/43	1,381,420	1,344,518
	3.46%, due 8/1/40 (a)	311,987	332,327
	3.50%, due 11/1/25	1,102,938	1,163,608
	3.50%, due 5/1/26 TBA (f)	300,000	316,219
	3.50%, due 5/1/31	458,382	475,052
	3.50%, due 12/1/40	627,217	636,945
	3.50%, due 1/1/41	355,623	361,144
	3.50%, due 2/1/41	350,701	356,111
	3.50%, due 12/1/41	907,740	921,769
	3.50%, due 3/1/42	690,144	700,847
	3.50%, due 5/1/42 TBA (f)	200,000	202,281
	3.50%, due 10/1/43	3,881,445	3,941,402
	3.50%, due 1/1/44	300,000	304,640
	4.00%, due 3/1/22	167,211	180,034
	4.00%, due 3/1/25	683,952	730,213
	4.00%, due 6/1/30	109,475	116,374
	4.00%, due 1/1/31	241,523	256,879
	4.00%, due 6/1/39	773,905	810,686
	4.00%, due 12/1/39	709,435	743,815
	4.00%, due 7/1/40	459,270	481,075
	4.00%, due 9/1/40	2,572,618	2,696,473
	4.00%, due 3/1/41	921,672	966,081
	4.00%, due 7/1/41 TBA (f)	1,600,000	1,670,750
	4.50%, due 5/1/19	8,507	9,110
	4.50%, due 11/1/22	9,196	9,864
	4.50%, due 2/1/23	40,710	43,567
	4.50%, due 3/1/23	31,962	34,259
	4.50%, due 6/1/23	298,802	320,389
	4.50%, due 4/1/24	238,528	256,493
	4.50%, due 3/1/30	271,543	296,066
	4.50%, due 11/1/39 TBA (f)	2,250,000	2,406,445
	4.50%, due 3/1/40	1,698,307	1,830,723
	4.50%, due 4/1/41	336,526	357,584
	4.50%, due 5/1/41	835,008	898,611
	5.00%, due 3/1/21	6,638	7,111
	5.00%, due 6/1/22	82,135	89,159
	5.00%, due 4/1/23	76,545	83,005
	5.00%, due 7/1/23	73,952	80,186
	5.00%, due 8/1/23	90,406	97,984
	5.00%, due 1/1/24	124,814	135,351
	5.00%, due 11/1/29	203,562	223,336
	5.00%, due 7/1/30	153,476	168,363
	5.00%, due 7/1/35	303,414	331,536
	5.00%, due 11/1/35	195,700	213,714
	5.00%, due 2/1/36	466,867	509,810
	5.00%, due 7/1/36	280,787	307,330
	5.00%, due 4/1/37 TBA (f)	300,000	326,941
	5.00%, due 7/1/37	864,021	947,074
	5.00%, due 8/1/38	382,691	417,909
	5.00%, due 7/1/39	396,544	432,916
	5.00%, due 9/1/40	167,306	183,310
	5.50%, due 8/1/17	8,489	9,121
	5.50%, due 7/1/22	165,616	181,215
	5.50%, due 11/1/23	35,198	38,515
	5.50%, due 4/1/30	230,930	256,983
	5.50%, due 12/1/34	340,006	374,590
	5.50%, due 5/1/35	173,647	190,952
	5.50%, due 6/1/35	54,259	59,764
	5.50%, due 8/1/35	50,063	55,117
	5.50%, due 11/1/36	82,598	90,783
	5.50%, due 8/1/37	691,556	762,834
	5.50%, due 3/1/38	778,425	855,562
	5.50%, due 2/1/39	110,455	121,639
	5.50%, due 7/1/40	192,414	213,507
	6.00%, due 6/1/16	6,216	6,419
	6.00%, due 7/1/16	4,410	4,564
	6.00%, due 9/1/16	3,229	3,348
	6.00%, due 9/1/17	4,261	4,387
	6.00%, due 7/1/36	155,507	171,872
	6.00%, due 12/1/36	53,645	59,540
	6.00%, due 4/1/37	144,726	160,541
	6.00%, due 7/1/37	411,773	455,561
	6.00%, due 8/1/37	86,785	95,997
	6.00%, due 12/1/37	159,570	176,364
	6.00%, due 2/1/38	311,111	343,990
	6.50%, due 6/1/15	300	303
	6.50%, due 7/1/32	2,168	2,421
	6.50%, due 8/1/32	70,879	79,068
	6.50%, due 8/1/35	47,656	53,223
	6.50%, due 9/1/35	2,348	2,620
	6.50%, due 7/1/36	155,842	173,713
	6.50%, due 8/1/36	30,176	33,627
	6.50%, due 9/1/36	52,152	58,110
	6.50%, due 10/1/36	64,358	71,716
	6.50%, due 11/1/36	48,797	54,390
	6.50%, due 8/1/37	3,616	4,032
	6.50%, due 10/1/37	2,466	2,848
	6.50%, due 11/1/37	33,869	39,187
	6.50%, due 12/1/37	48,333	53,855
	6.50%, due 2/1/38	164,318	183,219
	7.00%, due 10/1/37	3,074	3,440
	7.00%, due 11/1/37	160,019	189,228
	7.50%, due 7/1/30	4,691	4,952
	7.50%, due 7/1/31	35,105	40,170
	8.00%, due 1/1/25	152	156
	8.00%, due 6/1/25	135	156
	8.00%, due 9/1/25	780	893
	8.00%, due 9/1/26	4,069	4,906
	8.00%, due 10/1/26	646	669
	8.00%, due 11/1/26	650	744
	8.00%, due 4/1/27	1,330	1,546
	8.00%, due 6/1/27	964	967
	8.00%, due 12/1/27	3,977	4,017
	8.00%, due 1/1/28	27,418	31,510
			49,590,600
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.6%
	3.00%, due 7/20/43	396,808	393,878
	3.00%, due 8/15/43	396,563	393,382
	3.00%, due 8/20/43	3,452,357	3,426,866
	3.00%, due 9/15/43	593,317	588,558
	3.50%, due 7/1/42 TBA (f)	950,000	978,500
	3.50%, due 4/15/43	898,676	927,019
	3.50%, due 8/20/43	2,378,162	2,453,335
	3.50%, due 11/20/43	1,991,423	2,054,810
	4.00%, due 9/15/25	341,588	364,968
	4.00%, due 9/1/40 TBA (f)	300,000	317,965
	4.00%, due 9/15/40	396,676	421,007
	4.00%, due 12/15/41	742,562	788,110
	4.00%, due 1/1/42 TBA (f)	400,000	424,078
	4.00%, due 1/20/42	2,439,237	2,589,222
	4.50%, due 11/15/24	252,203	270,894
	4.50%, due 4/15/39	1,040,155	1,129,209
	4.50%, due 5/20/39	748,350	817,065
	4.50%, due 10/20/39	253,226	276,020
	4.50%, due 6/20/40	273,164	296,980
	4.50%, due 9/1/40 TBA (f)	300,000	325,594
	4.50%, due 9/15/40	913,287	998,493
	4.50%, due 10/20/40	266,790	290,803
	4.50%, due 7/20/41	438,081	476,142
	4.50%, due 9/20/41	285,892	310,739
	5.00%, due 4/20/33	81,934	90,363
	5.00%, due 8/15/33	45,322	50,325
	5.00%, due 2/15/36	254,376	279,058
	5.00%, due 6/20/36	6,426	7,071
	5.00%, due 8/15/39	562,545	621,923
	5.00%, due 9/15/39	324,476	356,221
	5.00%, due 9/20/40	1,249,892	1,381,183
	5.50%, due 3/15/33	521,496	580,650
	5.50%, due 7/20/34	80,578	89,701
	5.50%, due 12/20/35	163,326	181,067
	5.50%, due 1/20/39	325,923	359,826
	6.00%, due 3/20/29	23,264	25,926
	6.00%, due 1/15/32	34,207	38,591
	6.00%, due 12/15/32	14,739	16,970
	6.00%, due 3/20/33	119,886	137,131
	6.00%, due 2/15/34	133,810	153,888
	6.00%, due 1/20/35	62,692	71,710
	6.00%, due 6/15/35	47,663	53,006
	6.00%, due 9/15/35	152,076	174,248
	6.50%, due 3/20/31	15,235	17,739
	6.50%, due 1/15/32	20,811	23,387
	6.50%, due 6/15/35	1,381	1,623
	6.50%, due 1/15/36	95,135	106,984
	6.50%, due 9/15/36	44,871	50,444
	6.50%, due 9/15/37	67,867	76,314
	6.50%, due 10/15/37	55,817	62,682
	6.50%, due 11/15/38	301,690	340,502
	7.00%, due 2/15/26	542	544
	7.00%, due 6/15/29	533	547
	7.00%, due 12/15/29	3,004	3,527
	7.00%, due 5/15/31	2,228	2,502
	7.00%, due 8/15/31	5,556	5,836
	7.00%, due 8/20/31	24,044	28,545
	7.00%, due 8/15/32	33,576	39,428
	7.50%, due 10/15/26	1,643	1,726
	7.50%, due 11/15/26	1,182	1,239
	7.50%, due 1/15/30	14,193	15,319
	7.50%, due 10/15/30	6,850	7,809
	7.50%, due 3/15/32	18,893	22,604
	8.00%, due 6/15/26	130	148
	8.00%, due 10/15/26	232	262
	8.00%, due 11/15/26	1,380	1,396
	8.00%, due 5/15/27	113	116
	8.00%, due 7/15/27	620	708
	8.00%, due 9/15/27	340	390
	8.00%, due 11/15/30	18,921	22,081
	8.50%, due 7/15/26	977	1,135
	8.50%, due 11/15/26	5,549	5,697
			26,823,729
¤	United States Treasury Bonds 2.1%
	3.75%, due 8/15/41	940,000	968,641
	3.75%, due 11/15/43	4,300,000	4,400,108
	4.75%, due 2/15/41	1,755,000	2,127,115
			7,495,864
¤	United States Treasury Notes 33.1%
	0.25%, due 2/28/15	4,200,000	4,203,772
	0.25%, due 5/31/15	3,000,000	3,002,460
	0.25%, due 7/31/15	6,600,000	6,603,610
	0.25%, due 8/15/15	5,200,000	5,201,830
	0.25%, due 9/15/15	2,800,000	2,799,891
	0.25%, due 11/30/15	2,400,000	2,398,406
	0.375%, due 11/15/15	3,100,000	3,104,966
	0.375%, due 1/15/16	6,600,000	6,605,669
	0.375%, due 3/15/16	4,600,000	4,599,641
	0.50%, due 6/15/16	3,200,000	3,202,749
	0.625%, due 7/15/16	5,700,000	5,717,813
	0.625%, due 11/15/16	5,095,000	5,096,192
	0.75%, due 1/15/17	1,000,000	1,002,031
	0.75%, due 6/30/17	6,750,000	6,713,084
	0.75%, due 12/31/17	11,475,000	11,310,047
	0.875%, due 9/15/16	1,000,000	1,008,203
	1.00%, due 9/30/19	7,200,000	6,905,246
	1.125%, due 12/31/19	1,000,000	960,000
	1.25%, due 10/31/18	300,000	297,469
	1.25%, due 11/30/18	3,090,000	3,059,341
	1.375%, due 6/30/18	1,000,000	1,002,578
	1.50%, due 12/31/18	3,000,000	3,001,875
	1.75%, due 10/31/20	1,300,000	1,272,578
	1.875%, due 9/30/17	3,000,000	3,091,875
	1.875%, due 6/30/20	4,000,000	3,973,752
	2.00%, due 9/30/20	1,000,000	996,328
	2.125%, due 8/31/20	500,000	502,813
	2.125%, due 1/31/21	1,500,000	1,506,329
	2.375%, due 12/31/20	2,300,000	2,337,913
	2.625%, due 11/15/20	1,236,000	1,280,129
	2.75%, due 11/15/23	8,315,000	8,374,768
	3.375%, due 11/15/19	5,855,000	6,380,123
			117,513,481
	Total U.S. Government & Federal Agencies (Cost $242,252,156)		244,719,785

	Yankee Bonds 0.7% (g)
	Banks 0.0%‡
	Westpac Banking Corp. 4.625%, due 6/1/18	50,000	53,928

	Mining 0.1%
	BHP Billiton Finance USA, Ltd. 5.00%, due 9/30/43	200,000	206,470
	Glencore Canada Corp. 5.50%, due 6/15/17	50,000	54,805
			261,275
	Multi-National 0.2%
	Inter-American Development Bank 6.80%, due 10/15/25	604,000	786,803

	Oil & Gas 0.2%
	Canadian Natural Resources, Ltd.
	5.85%, due 2/1/35	155,000	170,633
	6.50%, due 2/15/37	75,000	88,215
	Encana Corp. 6.50%, due 8/15/34	85,000	95,898
	Statoil ASA 7.75%, due 6/15/23	125,000	165,138
	Suncor Energy, Inc.
	6.10%, due 6/1/18	100,000	116,682
	6.50%, due 6/15/38	100,000	120,598
	Talisman Energy, Inc. 6.25%, due 2/1/38	55,000	57,496
			814,660
	Pipelines 0.1%
	TransCanada PipeLines, Ltd. 5.85%, due 3/15/36	150,000	170,773

	Transportation 0.1%
	Canadian National Railway Co. 6.20%, due 6/1/36	100,000	124,038

	Water 0.0%‡
	United Utilities PLC 5.375%, due 2/1/19	100,000	108,721

	Total Yankee Bonds (Cost $2,008,921)		2,320,198
	Total Long-Term Bonds (Cost $339,022,833)		348,705,988

		Shares
	Exchange-Traded Fund 1.0% (h)
¤	iShares IBOXX Investment Grade Corporate Bond Fund ETF	30,000	3,490,200

	Total Exchange-Traded Fund (Cost $3,433,452)		3,490,200

	Principal Amount	Value
Short-Term Investment 3.2%
Repurchase Agreement 3.2%
TD Securities LLC 0.02%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $11,462,019 (Collateralized by a United States Treasury Notes with rates between 1.25% and 7.50% and maturity dates between 3/15/14 and 11/15/24, with a Principal Amount of $11,195,600 and a Market Value of $11,691,274)	$11,462,000	11,462,000

Total Short-Term Investment (Cost $11,462,000)		11,462,000
Total Investments (Cost $353,918,285) (i)	102.5%	363,658,188
Other Assets, Less Liabilities	(2.5)	(8,712,753)
Net Assets	100.0%	$354,945,435

¤	Among the Fund's 10 largest issuers held, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2014.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Subprime mortgage investment or other asset-backed security. The total market value of these securities as of January 31, 2014 was $585,203, which represented 0.2% of the Fund's net assets.
(d)	Step coupon - Rate shown was the rate in effect as of January 31, 2014.
(e)	Collateral strip rate - A bond whose interest is based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2014.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of January 31, 2014, was $13,721,523, which represented 3.9% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(g)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(i)	As of January 31, 2014, cost was $353,967,480 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$11,839,939
Gross unrealized depreciation	(2,149,231)
Net unrealized appreciation	$9,690,708

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,187,715	$—	$2,187,715
Corporate Bonds	—	81,675,314	—	81,675,314
Foreign Government Bonds	—	7,286,216	—	7,286,216
Mortgage-Backed Securities	—	6,832,958	—	6,832,958
Municipal Bonds	—	3,683,802	—	3,683,802
U.S. Government & Federal Agencies	—	244,719,785	—	244,719,785
Yankee Bonds	—	2,320,198	—	2,320,198
Total Long-Term Bonds	—	348,705,988	—	348,705,988
Exchange-Traded Fund	3,490,200	—	—	3,490,200
Short-Term Investment
Repurchase Agreement	—	11,462,000	—	11,462,000
Total Investments in Securities	$3,490,200	$360,167,988	$—	$363,658,188

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Intermediate Term Bond Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.3%†
	Asset-Backed Security 0.1%
	Utilities 0.1%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$675,000	$774,849

	Total Asset-Backed Security (Cost $674,811)		774,849

	Corporate Bonds 58.3%
	Agriculture 1.4%
	Altria Group, Inc. 9.25%, due 8/6/19	308,000	409,466
	Bunge, Ltd. Finance Corp. 4.10%, due 3/15/16	2,200,000	2,329,752
	Cargill, Inc.
	4.307%, due 5/14/21 (a)	3,000,000	3,200,694
	6.00%, due 11/27/17 (a)	1,050,000	1,214,629
	7.35%, due 3/6/19 (a)	540,000	660,389
	Lorillard Tobacco Co. 8.125%, due 6/23/19	720,000	896,596
	Philip Morris International, Inc. 4.375%, due 11/15/41	3,175,000	3,023,194
			11,734,720
	Auto Manufacturers 0.7%
	Ford Motor Co.
	7.45%, due 7/16/31	2,095,000	2,632,891
	9.215%, due 9/15/21	2,355,000	3,060,935
			5,693,826
	Auto Parts & Equipment 0.3%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (a)	600,000	631,680
	Schaeffler Finance B.V.
	7.75%, due 2/15/17 (a)	885,000	1,008,900
	8.50%, due 2/15/19 (a)	625,000	698,437
			2,339,017
	Banks 7.2%
¤	AgriBank FCB 9.125%, due 7/15/19	5,795,000	7,502,427
	Ally Financial, Inc.
	4.625%, due 6/26/15	527,000	546,178
	5.50%, due 2/15/17	722,000	778,858
	6.25%, due 12/1/17	53,000	58,830
	7.50%, due 9/15/20	295,000	346,625
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (a)	4,120,000	3,852,200
	Bank of America Corp.
	3.30%, due 1/11/23	680,000	652,153
	5.70%, due 1/24/22	415,000	472,881
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (a)	3,025,000	3,240,531
	CIT Group, Inc. 6.625%, due 4/1/18 (a)	3,835,000	4,295,200
¤	Citigroup, Inc.
	5.875%, due 1/30/42	2,020,000	2,280,077
	6.125%, due 8/25/36	4,579,000	4,906,554
	8.50%, due 5/22/19	466,500	600,340
	Discover Bank
	7.00%, due 4/15/20	2,100,000	2,482,053
	8.70%, due 11/18/19	474,000	595,918
	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23	2,850,000	2,781,506
	5.95%, due 1/18/18	1,000,000	1,138,500
	JPMorgan Chase & Co.
	5.15%, due 10/1/15	1,000,000	1,066,083
	7.90%, due 4/29/49 (b)	3,750,000	4,148,250
	Mellon Capital III 6.369%, due 9/5/66 (b)	£2,500,000	4,175,503
¤	Morgan Stanley
	3.75%, due 2/25/23	$2,830,000	2,788,108
	4.875%, due 11/1/22	820,000	851,827
	5.00%, due 11/24/25	4,535,000	4,601,052
	5.625%, due 9/23/19	285,000	325,616
	6.00%, due 4/28/15	300,000	318,640
	Regions Bank
	6.45%, due 6/26/37	1,985,000	2,153,725
	7.50%, due 5/15/18	1,985,000	2,340,105
			59,299,740
	Beverages 0.8%
	Anheuser-Busch InBev Worldwide, Inc. 7.75%, due 1/15/19	2,000,000	2,510,190
	Constellation Brands, Inc. 7.25%, due 9/1/16	1,723,000	1,953,451
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (a)	2,450,000	2,465,555
			6,929,196
	Building Materials 0.3%
	Building Materials Corp. of America 6.75%, due 5/1/21 (a)	2,105,000	2,260,244

	Chemicals 0.5%
	CF Industries, Inc. 3.45%, due 6/1/23	4,130,000	3,842,709

	Coal 0.2%
	CONSOL Energy, Inc.
	6.375%, due 3/1/21	515,000	535,600
	8.00%, due 4/1/17	805,000	843,237
	Peabody Energy Corp. 7.375%, due 11/1/16	441,000	496,125
			1,874,962
	Commercial Services 1.7%
	Hertz Corp. (The)
	6.75%, due 4/15/19	2,895,000	3,079,556
	7.375%, due 1/15/21	1,655,000	1,799,812
	Iron Mountain, Inc. 5.75%, due 8/15/24	4,975,000	4,651,625
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 8/1/49 (c)(d)(e)(g)	15,000	221
	United Rentals North America, Inc. 7.625%, due 4/15/22	3,750,000	4,218,750
			13,749,964
	Computers 0.9%
	Hewlett-Packard Co. 2.65%, due 6/1/16	3,435,000	3,543,927
	NCR Corp. 5.00%, due 7/15/22	4,150,000	4,046,250
			7,590,177
	Diversified Financial Services 0.8%
	Alterra Finance LLC 6.25%, due 9/30/20	2,900,000	3,334,867
	General Electric Capital Corp. 5.40%, due 2/15/17	2,985,000	3,350,955
			6,685,822
	Electric 2.7%
	Abu Dhabi National Energy Co. 6.25%, due 9/16/19 (a)	185,000	212,750
	AES Corp. (The) 7.75%, due 10/15/15	349,000	382,155
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (a)	3,000,000	3,397,566
	IPALCO Enterprises, Inc.
	5.00%, due 5/1/18	1,000,000	1,055,000
	7.25%, due 4/1/16 (a)	1,605,000	1,761,487
	N.V. Energy, Inc. 6.25%, due 11/15/20	5,000,000	5,910,060
	PPL Energy Supply LLC 4.60%, due 12/15/21	3,580,000	3,552,849
	PPL WEM Holdings PLC 3.90%, due 5/1/16 (a)	950,000	1,002,369
	Public Service Co. of New Mexico 7.95%, due 5/15/18	604,000	722,435
	Puget Energy, Inc. 6.50%, due 12/15/20	3,155,000	3,727,756
			21,724,427
	Engineering & Construction 0.4%
	MasTec, Inc. 4.875%, due 3/15/23	3,605,000	3,397,712

	Finance - Auto Loans 0.5%
	Ford Motor Credit Co. LLC
	8.125%, due 1/15/20	2,580,000	3,255,367
	12.00%, due 5/15/15	1,000,000	1,139,841
			4,395,208
	Finance - Consumer Loans 0.5%
	SLM Corp. 6.00%, due 1/25/17	3,935,000	4,264,753

	Finance - Credit Card 0.5%
	Capital One Bank USA NA 3.375%, due 2/15/23	3,046,000	2,903,846
	Discover Financial Services 3.85%, due 11/21/22	1,526,000	1,476,540
			4,380,386
	Finance - Investment Banker/Broker 0.6%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18	275,000	329,075
	Jefferies Group LLC
	5.125%, due 1/20/23	1,190,000	1,234,028
	6.45%, due 6/8/27	1,960,000	2,079,507
	8.50%, due 7/15/19	800,000	984,804
			4,627,414
	Finance - Leasing Companies 0.3%
	International Lease Finance Corp. 5.75%, due 5/15/16	2,070,000	2,217,487

	Finance - Mortgage Loan/Banker 1.2%
¤	Countrywide Financial Corp. 6.25%, due 5/15/16	8,615,000	9,521,668

	Finance - Other Services 0.5%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22 (a)	555,000	550,144
	6.00%, due 8/1/20 (a)	3,615,000	3,746,043
			4,296,187
	Food 1.0%
	ARAMARK Corp. 5.75%, due 3/15/20 (a)	4,215,000	4,373,062
	Kerry Group Financial Services 3.20%, due 4/9/23 (a)	4,375,000	4,087,108
			8,460,170
	Forest Products & Paper 0.0%‡
	Georgia-Pacific LLC 8.875%, due 5/15/31	50,000	72,427

	Health Care - Services 2.3%
	CHS / Community Health Systems, Inc. 7.125%, due 7/15/20	3,750,000	3,993,750
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22	3,950,000	4,043,812
	Fresenius Medical Care U.S. Finance II, Inc. 5.625%, due 7/31/19 (a)	2,690,000	2,858,125
	Fresenius Medical Care U.S. Finance, Inc.
	5.75%, due 2/15/21 (a)	825,000	876,563
	6.50%, due 9/15/18 (a)	65,000	73,206
	6.875%, due 7/15/17	1,250,000	1,417,188
	Health Care Service Corp. 4.70%, due 1/15/21 (a)	1,500,000	1,593,527
	Roche Holdings, Inc. 6.00%, due 3/1/19 (a)	1,617,000	1,918,323
	WellPoint, Inc. 5.25%, due 1/15/16	1,895,000	2,050,473
			18,824,967
	Home Builders 1.6%
	KB Home 7.25%, due 6/15/18	6,450,000	7,175,625
	NVR, Inc. 3.95%, due 9/15/22	6,420,000	6,229,878
			13,405,503
	Household Products & Wares 0.6%
	Tupperware Brands Corp. 4.75%, due 6/1/21	4,785,000	4,910,434

	Insurance 5.7%
	American International Group, Inc.
	4.875%, due 9/15/16	1,000,000	1,098,263
	5.75%, due 3/15/67 (b)	£2,750,000	4,498,118
	Genworth Financial, Inc. 8.625%, due 12/15/16	$4,300,000	5,100,122
	Hartford Financial Services Group, Inc.
	6.00%, due 1/15/19	600,000	696,891
	6.10%, due 10/1/41	4,495,000	5,296,112
	ING U.S., Inc. 2.90%, due 2/15/18	4,100,000	4,228,170
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (a)	2,020,000	2,005,159
	6.50%, due 3/15/35 (a)	335,000	378,588
	6.50%, due 5/1/42 (a)	3,675,000	4,213,465
	Markel Corp. 3.625%, due 3/30/23	1,640,000	1,582,715
	Protective Life Corp. 8.45%, due 10/15/39	2,170,000	2,906,294
¤	Prudential Financial, Inc. 7.375%, due 6/15/19	6,550,000	8,151,220
	St. Paul Travelers Cos., Inc. (The) 6.25%, due 6/20/16	1,200,000	1,347,190
	Unum Group 7.125%, due 9/30/16	750,000	857,337
	XL Group PLC 6.50%, due 12/29/49 (b)	4,475,000	4,385,500
			46,745,144
	Iron & Steel 1.6%
	Cliffs Natural Resources, Inc. 4.875%, due 4/1/21	6,430,000	6,061,561
	United States Steel Corp. 7.50%, due 3/15/22	3,600,000	3,843,000
	Vale S.A. 5.625%, due 9/11/42	3,970,000	3,509,837
			13,414,398
	Lodging 1.4%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20	7,455,000	7,222,525
	Wyndham Worldwide Corp.
	2.50%, due 3/1/18	1,735,000	1,756,323
	4.25%, due 3/1/22	2,370,000	2,391,124
			11,369,972
	Media 2.1%
	Clear Channel Worldwide Holdings, Inc. Series B 7.625%, due 3/15/20	3,950,000	4,167,250
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	5,000,000	5,249,410
	DISH DBS Corp.
	4.625%, due 7/15/17	600,000	628,500
	7.125%, due 2/1/16	955,000	1,050,500
	NBC Universal Media LLC 5.15%, due 4/30/20	2,900,000	3,286,170
	Time Warner, Inc. 7.70%, due 5/1/32	1,980,000	2,621,975
	Videotron, Ltd. 6.375%, due 12/15/15	542,000	543,626
			17,547,431
	Mining 1.3%
	Anglo American Capital PLC 9.375%, due 4/8/19 (a)	4,880,000	6,235,176
	Rio Tinto Finance USA, Ltd. 3.75%, due 9/20/21	845,000	870,094
	Vedanta Resources PLC 7.125%, due 5/31/23 (a)	4,270,000	3,816,312
			10,921,582
	Miscellaneous - Manufacturing 0.5%
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (a)	265,000	317,939
	Tyco Electronics Group S.A. 6.55%, due 10/1/17	2,945,000	3,417,222
			3,735,161
	Oil & Gas 5.9%
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	192,000	215,520
	6.625%, due 8/15/20	3,325,000	3,707,375
	9.50%, due 2/15/15	1,060,000	1,142,150
	CNOOC Finance 2011, Ltd. 4.25%, due 1/26/21 (a)	5,490,000	5,600,404
	Concho Resources, Inc.
	5.50%, due 4/1/23	4,150,000	4,191,500
	7.00%, due 1/15/21	345,000	377,775
	ENI S.p.A. 4.15%, due 10/1/20 (a)	2,900,000	2,995,854
	Gazprom OAO Via Gaz Capital S.A. 4.95%, due 7/19/22 (a)	3,800,000	3,614,750
	Marathon Petroleum Corp. 6.50%, due 3/1/41	3,480,000	4,113,861
	PetroHawk Energy Corp.
	6.25%, due 6/1/19	850,000	926,500
	7.25%, due 8/15/18	2,000,000	2,140,600
	Plains Exploration & Production Co.
	6.75%, due 2/1/22	3,565,000	3,908,131
	7.625%, due 4/1/20	500,000	547,500
	Rosneft Finance S.A. 7.25%, due 2/2/20 (a)	2,770,000	3,102,400
	Samson Investment Co. 10.50%, due 2/15/20 (a)	3,245,000	3,569,500
	SM Energy Co. 5.00%, due 1/15/24 (a)	4,000,000	3,760,000
	Whiting Petroleum Corp. 5.00%, due 3/15/19	4,100,000	4,212,750
			48,126,570
	Packaging & Containers 0.0%‡
	Greif, Inc. 6.75%, due 2/1/17	320,000	354,000

	Pharmaceuticals 0.4%
	Mylan, Inc. 7.875%, due 7/15/20 (a)	575,000	648,736
	Zoetis, Inc. 4.70%, due 2/1/43	2,745,000	2,704,759
			3,353,495
	Pipelines 3.7%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23	2,900,000	2,842,000
	Boardwalk Pipelines, L.P. 5.875%, due 11/15/16	2,445,000	2,734,214
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21	408,000	469,459
¤	Energy Transfer Partners, L.P.
	5.20%, due 2/1/22	3,500,000	3,747,086
	6.05%, due 6/1/41	1,310,000	1,359,253
	9.70%, due 3/15/19	2,000,000	2,605,420
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	4,185,000	4,619,060
	Kinder Morgan Finance Co. LLC 6.00%, due 1/15/18 (a)	3,720,000	4,054,800
	ONEOK, Inc. 6.00%, due 6/15/35	1,425,000	1,387,419
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19	600,000	737,353
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	5,137,000	5,420,244
			29,976,308
	Real Estate Investment Trusts 1.4%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22	3,325,000	3,416,870
	Health Care REIT, Inc. 5.25%, due 1/15/22	3,000,000	3,260,286
	Host Hotels & Resorts, L.P. Series Q 6.75%, due 6/1/16	254,000	256,789
	Ventas Realty, L.P. / Ventas Capital Corp. 4.00%, due 4/30/19	4,290,000	4,561,583
	Weyerhaeuser Co. 7.375%, due 10/1/19	131,000	160,322
			11,655,850
	Retail 1.2%
	CVS Caremark Corp. 5.789%, due 1/10/26 (a)(d)	78,935	88,035
	L Brands, Inc. 8.50%, due 6/15/19	127,000	153,352
	Macy's Retail Holdings, Inc. 6.90%, due 4/1/29	1,988,000	2,398,727
	Nordstrom, Inc. 5.00%, due 1/15/44 (a)	2,643,000	2,723,818
	O'Reilly Automotive, Inc. 4.625%, due 9/15/21	3,955,000	4,171,722
			9,535,654
	Savings & Loans 0.2%
	Amsouth Bank 5.20%, due 4/1/15	1,435,000	1,497,128

	Semiconductors 0.5%
	Freescale Semiconductor, Inc. 5.00%, due 5/15/21 (a)	3,860,000	3,831,050

	Telecommunications 3.5%
	American Tower Corp. 4.50%, due 1/15/18	2,750,000	2,994,568
	Cellco Partnership / Verizon Wireless Capital LLC 8.50%, due 11/15/18	1,500,000	1,919,473
	Corning, Inc. 6.625%, due 5/15/19	500,000	607,247
	Crown Castle International Corp.
	5.25%, due 1/15/23	126,000	124,898
	7.125%, due 11/1/19	243,000	260,010
	Crown Castle Towers LLC 5.495%, due 1/15/37 (a)	3,578,000	3,910,597
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19	1,051,000	1,142,963
	SBA Telecommunications, Inc. 8.25%, due 8/15/19	696,000	744,720
	SBA Tower Trust 2.933%, due 12/15/42 (a)	3,225,000	3,292,699
	Sprint Capital Corp.
	6.875%, due 11/15/28	515,000	491,825
	8.75%, due 3/15/32	500,000	541,250
	Sprint Communications, Inc. 9.125%, due 3/1/17	250,000	293,750
	Telefonica Emisiones SAU
	4.57%, due 4/27/23	5,110,000	5,138,074
	5.462%, due 2/16/21	785,000	850,431
	Verizon Communications, Inc. 5.15%, due 9/15/23	4,680,000	5,087,942
	Virgin Media Finance PLC 8.375%, due 10/15/19	312,000	337,350
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	1,160,000	1,177,770
			28,915,567
	Textiles 0.7%
	Cintas Corp. No 2 2.85%, due 6/1/16	5,480,000	5,681,341

	Transportation 0.1%
	Florida East Coast Railway Corp. 8.125%, due 2/1/17	725,000	756,538

	Trucking & Leasing 0.6%
	Penske Truck Leasing Co., L.P. / PTL Finance Corp. 3.75%, due 5/11/17 (a)	4,398,000	4,645,792

	Total Corporate Bonds (Cost $462,646,184)		478,562,101

	Foreign Government Bond 0.3%
	Sovereign 0.3%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23 (a)	€1,800,000	2,442,473

	Total Foreign Government Bond (Cost $2,081,112)		2,442,473

	Mortgage-Backed Securities 5.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.5%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.635%, due 4/10/49 (f)	$2,560,000	2,844,447
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.388%, due 12/25/36 (a)(b)(g)	139,742	118,964
	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW16, Class A4 5.706%, due 6/11/40 (f)	2,270,000	2,552,774
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	3,390,000	3,690,340
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (a)	1,340,000	1,406,156
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.136%, due 12/10/49 (f)	1,300,000	1,474,860
	Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B 6.008%, due 12/10/49 (f)	4,926,000	5,487,766
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	2,470,000	2,790,942
	Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.224%, due 4/10/37 (f)	2,960,000	3,115,862
	GS Mortgage Securities Corp. II
	Series 2006-GG6, Class A4 5.553%, due 4/10/38 (b)	2,919,880	3,138,418
	Series 2007-GG10, Class A4 5.806%, due 8/10/45 (f)	3,095,000	3,411,584
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2007-LDPX, Class A3 5.42%, due 1/15/49	3,565,000	3,917,333
	Series 2007-CB18, Class A4 5.44%, due 6/12/47	2,260,000	2,489,451
	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class A4 5.858%, due 7/15/40 (b)	1,670,892	1,797,184
	Morgan Stanley Capital I, Trust Series 2007-IQ15, Class A4 5.908%, due 6/11/49 (f)	2,585,000	2,894,934
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (a)	160,000	174,596
	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.922%, due 2/15/51 (f)	3,065,000	3,369,024
			44,674,635
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0%‡
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.60%, due 2/25/42 (a)(b)(d)(g)	361,249	271,699

	Total Mortgage-Backed Securities (Cost $39,921,513)		44,946,334

	U.S. Government & Federal Agencies 30.8%
	Fannie Mae (Collateralized Mortgage Obligation) 0.0%‡
	Series 1991-66, Class J 8.125%, due 6/25/21	337	382

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.1%
	2.375%, due 6/1/35 (b)	154,787	165,377
	3.50%, due 5/1/43	4,131,557	4,185,834
	4.00%, due 8/1/31	3,287,463	3,490,754
	4.00%, due 1/1/41	3,384,552	3,549,995
	4.00%, due 2/1/41	6,271,882	6,567,498
	4.00%, due 1/1/42	19,506,238	20,442,801
	4.00%, due 6/1/42	6,904,789	7,162,007
	4.50%, due 9/1/39	498,098	537,997
	4.50%, due 1/1/40	3,799,278	4,091,099
	4.50%, due 12/1/40	2,539,613	2,743,535
	4.50%, due 5/1/41	2,561,151	2,745,312
	4.50%, due 6/1/41	2,492,878	2,671,658
	4.50%, due 8/1/41	5,554,575	5,959,005
	5.00%, due 8/1/33	365,787	399,434
	5.50%, due 1/1/21	141,130	154,150
	5.50%, due 2/1/33	127,648	140,014
	5.50%, due 7/1/34	368,353	405,425
	5.50%, due 4/1/37	22,949	25,104
	5.50%, due 5/1/37	15,746	17,216
	5.50%, due 7/1/37	79,297	86,686
	5.50%, due 1/1/38	106,031	118,374
	6.00%, due 2/1/27	87,497	96,739
	6.00%, due 3/1/36	145,609	161,258
	6.50%, due 4/1/37	197,218	220,015
			66,137,287
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 15.8%
	3.50%, due 2/1/41	9,694,033	9,844,048
	3.50%, due 3/1/41	905,016	919,044
	3.50%, due 11/1/41	3,099,732	3,151,404
	3.50%, due 1/1/42	2,523,644	2,566,688
	3.50%, due 3/1/42	8,577,856	8,710,800
	3.50%, due 10/1/42	4,121,933	4,138,318
	3.50%, due 2/1/43	4,315,967	4,388,297
	3.50%, due 3/1/43	7,200,658	7,229,283
	3.50%, due 5/1/43	3,785,080	3,843,668
	3.50%, due 6/1/43	1,097,776	1,102,116
	4.00%, due 9/1/31	2,591,224	2,755,547
	4.00%, due 11/1/40	1,603,179	1,685,731
	4.00%, due 1/1/41	4,628,137	4,861,665
	4.00%, due 2/1/41	364,440	382,758
	4.00%, due 3/1/41	4,268,048	4,487,894
	4.00%, due 10/1/41	5,648,760	5,940,365
	4.00%, due 2/1/42	3,320,427	3,479,740
	4.00%, due 3/1/42	3,949,045	4,116,873
	4.00%, due 7/1/42	3,095,332	3,246,337
	4.00%, due 9/1/42	5,484,951	5,695,347
	4.50%, due 4/1/18	55,155	59,035
	4.50%, due 7/1/18	288,664	308,966
	4.50%, due 11/1/18	355,627	380,703
	4.50%, due 6/1/23	347,761	372,884
	4.50%, due 6/1/39	5,991,723	6,467,915
	4.50%, due 8/1/39	5,751,395	6,214,654
	4.50%, due 9/1/39	1,089,546	1,177,263
	4.50%, due 7/1/41	5,415,345	5,838,380
	4.50%, due 8/1/41	3,044,141	3,282,030
	5.00%, due 9/1/17	112,050	119,918
	5.00%, due 9/1/20	59,554	63,773
	5.00%, due 10/1/20	126,615	136,930
	5.00%, due 12/1/20	240,950	260,742
	5.00%, due 7/1/33	718,002	785,995
	5.00%, due 10/1/33	298,189	326,654
	5.00%, due 5/1/35	1,742,885	1,904,262
	5.00%, due 6/1/35	3,102,972	3,391,621
	5.00%, due 7/1/35	304,449	332,008
	5.00%, due 1/1/36	367,052	400,868
	5.00%, due 2/1/36	2,736,359	2,988,055
	5.00%, due 5/1/36	1,010,201	1,103,127
	5.00%, due 9/1/36	265,775	290,301
	5.50%, due 2/1/17	78,565	84,392
	5.50%, due 6/1/21	276,287	299,697
	5.50%, due 6/1/33	1,715,295	1,902,943
	5.50%, due 11/1/33	267,663	295,411
	5.50%, due 12/1/33	200,279	220,873
	5.50%, due 4/1/34	725,623	801,717
	5.50%, due 5/1/34	944,000	1,041,472
	5.50%, due 6/1/34	244,413	269,426
	5.50%, due 3/1/35	355,801	391,751
	5.50%, due 4/1/36	711,087	782,781
	5.50%, due 12/1/36	194,416	213,935
	5.50%, due 1/1/37	701,349	786,306
	5.50%, due 4/1/37	464,687	510,756
	5.50%, due 7/1/37	723,454	811,401
	5.50%, due 8/1/37	239,271	263,461
	5.50%, due 9/1/37	6,456	7,096
	6.00%, due 8/1/17	15,151	15,870
	6.00%, due 1/1/33	101,672	113,718
	6.00%, due 3/1/33	111,412	124,498
	6.00%, due 8/1/34	4,250	4,754
	6.00%, due 9/1/35	282,965	318,082
	6.00%, due 6/1/36	112,108	123,906
	6.00%, due 12/1/36	190,917	212,021
	6.00%, due 4/1/37	106,553	114,890
	6.00%, due 9/1/37	42,033	46,515
	6.00%, due 10/1/37	379,703	409,072
	6.00%, due 11/1/37	37,164	41,075
	6.00%, due 1/1/38	4,714	5,216
	6.00%, due 11/1/38	208,849	231,063
	6.50%, due 6/1/31	36,457	40,687
	6.50%, due 8/1/31	20,747	23,814
	6.50%, due 10/1/31	17,108	19,267
	6.50%, due 6/1/32	34,552	38,537
	6.50%, due 6/1/36	11,194	12,613
	6.50%, due 7/1/36	32,723	37,267
	6.50%, due 8/1/36	3,639	4,097
	6.50%, due 11/1/36	143,084	159,482
	6.50%, due 2/1/37	48,711	54,477
	6.50%, due 7/1/37	14,153	15,770
	6.50%, due 8/1/37	56,784	65,297
	6.50%, due 9/1/37	137,654	153,378
	6.50%, due 3/1/38	113,730	126,721
			129,947,512
	Freddie Mac (Collateralized Mortgage Obligations) 0.1%
	Series 2690, Class PG 5.00%, due 4/15/32	329,584	340,338
	Series 2734, Class PG 5.00%, due 7/15/32	63,373	63,581
	Series 3113, Class QD 5.00%, due 6/15/34	422,083	430,053
			833,972
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
	4.00%, due 11/20/40	797,241	846,531
	6.00%, due 2/15/29	21,299	23,811
	6.00%, due 4/15/29	97,209	111,128
	6.00%, due 8/15/32	200,310	230,659
	6.50%, due 7/15/28	23,935	27,919
	6.50%, due 5/15/29	13,226	15,448
			1,255,496
¤	United States Treasury Bonds 4.0%
	2.875%, due 5/15/43	32,131,000	27,672,824
	5.375%, due 2/15/31	2,525,000	3,220,163
	6.25%, due 5/15/30	1,240,000	1,718,175
			32,611,162
¤	United States Treasury Notes 2.6%
	0.875%, due 9/15/16	1,815,000	1,829,888
	1.25%, due 10/31/18	12,915,000	12,806,023
	1.375%, due 9/30/18	1,700,000	1,697,477
	2.75%, due 11/15/23	4,790,000	4,824,431
			21,157,819
	United States Treasury Strip Principal 0.1%
	(zero coupon), due 8/15/23	820,000	632,956

	Total U.S. Government & Federal Agencies (Cost $252,585,751)		252,576,586

	Yankee Bond 0.3% (h)
	Insurance 0.3%
	Validus Holdings, Ltd. 8.875%, due 1/26/40	1,810,000	2,474,174
	Total Yankee Bond (Cost $2,409,669)		2,474,174
	Total Long-Term Bonds (Cost $760,319,040)		781,776,517

	Number of Warrants
Warrants 0.0%‡
Media 0.0%‡
ION Media Networks, Inc.
Second Lien Expires 12/18/39 (c)(d)(e)(g)	1	378
Unsecured Debt Expires 12/18/16 (c)(d)(e)(g)	1	378
Total Warrants (Cost $4)		756

	Principal Amount
Short-Term Investment 3.7%
Repurchase Agreement 3.7%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $30,192,870 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $32,990,000 and a Market Value of $30,797,254)	$30,192,870	30,192,870

Total Short-Term Investment (Cost $30,192,870)		30,192,870

Total Investments (Cost $790,511,914) (k)	99.0%	811,970,143
Other Assets, Less Liabilities	1.0	8,385,729

Net Assets	100.0%	$820,355,872

	Contracts Long	Unrealized Appreciation (Depreciation)(i)
Futures Contracts 0.0% ‡

United States Treasury Bond Ultra Long March 2014 (j)	79	$430,010
Total Futures Contracts Long (Notional Amount $11,361,188)		430,010

	Contracts Short

United States Treasury Notes March 2014 (2 Year) (j)	(506)	(1,089)
United States Treasury Notes March 2014 (5 Year) (j)	(1,014)	251,320
United States Treasury Notes March 2014 (10 Year) (j)	(850)	(307,296)
Total Futures Contracts Short (Notional Amount $340,624,032)		(57,065)
Total Futures Contracts (Notional Amount $329,262,844)		$372,945

¤	Among the Fund's 10 largest issuers held, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2014.
(c)	Non-income producing security.
(d)	Fair valued security - Security was fair valued in accordance with the Fund’s valuation policy. As of January 31, 2014, the total market value of fair valued securities was $360,711, which represented less than one-tenth of a percent of the Fund’s net assets.
(e)	Restricted security.
(f)	Collateral strip rate - A bond whose interest is based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2014.
(g)	Illiquid security - The total market value of these securities as of January 31, 2014, was $391,640, which represented less than one-tenth of a percent of the Fund's net assets.
(h)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(i)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2014.
(j)	As of January 31, 2014, cash in the amount of $2,066,219 was on deposit with the broker for futures transactions.
(k)	As of January 31, 2014, cost was $790,820,208 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$31,231,887
Gross unrealized depreciation	(10,081,952)
Net unrealized appreciation	$21,149,935

The following abbreviation are used in the above portfolio:

£	—British Pound Sterling
€	—Euro

As of January 31, 2014, the Fund held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	2/20/14	JPMorgan Chase Bank N.A	EUR	1,827,000	USD	2,505,790	USD	41,706
Pound Sterling vs. U.S. Dollar	2/20/14	JPMorgan Chase Bank N.A	GBP	5,328,000	USD	8,674,517		(83,140)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(41,434)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$774,849	$—	$774,849
Corporate Bonds (b)	—	478,473,845	88,256	478,562,101
Foreign Government Bond	—	2,442,473	—	2,442,473
Mortgage-Backed Securities (c)	—	44,674,635	271,699	44,946,334
U.S. Government & Federal Agencies	—	252,576,586	—	252,576,586
Yankee Bond	—	2,474,174	—	2,474,174
Total Long-Term Bonds	—	781,416,562	359,955	781,776,517
Warrants (d)	—	—	756	756
Short-Term Investment
Repurchase Agreement	—	30,192,870	—	30,192,870
Total Investments in Securities	—	811,609,432	360,711	811,970,143
Other Financial Instruments
Foreign Currency Forward Contract (e)	—	41,706	—	41,706
Futures Contracts Long (e)	430,010	—	—	430,010
Futures Contracts Short (e)	251,320	—	—	251,320
Total Other Financial Instruments	681,330	41,706	—	723,036
Total Investments in Securities and Other Financial Instruments	$681,330	$811,651,138	$360,711	$812,693,179

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (e)	$—	$(83,140)	$—	$(83,140)
Futures Contracts Short (e)	(308,385)	—	—	(308,385)
Total Other Financial Instruments	$(308,385)	$(83,140)	$—	$(391,525)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $221 and $88,035 are held in Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $271,699 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $756 are held in Media within the Warrants section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2014
Long-Term Bonds
Corporate Bonds
Commercial Services	$221		$-	$-	$-	$-	$-	$-	$-	$221	$-
Retail	88,011		(26)	(27)	1,256	-	(1,179)	-	-	88,035	1,344
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	280,588		-	-	14,237	-	(23,126)	-	-	271,699	7,993
Warrants
Media	0	(a)	-	-	756	-	-	-	-	756	756
Total	$368,820		$(26)	$(27)	$16,249	$-	$(24,305)	$-	$-	$360,711	$10,093

(a)	Less than one dollar.

As of January 31, 2014, the Fund held the following restricted securities:

Security	Date(s) of Acquisition	Number of Warrants/Shares	Cost	1/31/14 Value	Percent of Net Assets
ION Media Networks, Inc.
Warrant, Second Lien, Expires 12/18/39	12/20/10	1	$—	$378	0.0	%‡
Warrant, Unsecured Debt, Expires 12/18/16	3/12/10	1	4	378	0.0	%‡
Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
Corporate Bond 9.75%	9/3/09	15,000	—	221	0.0	‡
Total			$4	$977	0.0	%‡

‡	Less than one-tenth of a percent.

MainStay International Opportunities Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 128.9% †
	Australia 9.3%
	Arrium, Ltd. (Metals & Mining)	1,014,122	$1,380,077
	Australia & New Zealand Banking Group, Ltd. (Commercial Banks)	49,675	1,309,844
	BC Iron, Ltd. (Metals & Mining)	203,243	917,800
	Bendigo and Adelaide Bank, Ltd. (Commercial Banks)	22,874	232,211
	BGP Holdings PLC (Diversified Financial Services) (a)(b)(c)	106,339	9
	BHP Billiton, Ltd. (Metals & Mining)	56,844	1,819,249
	Cabcharge Australia, Ltd. (Commercial Services & Supplies)	3,485	11,681
	Challenger, Ltd. (Diversified Financial Services)	269,453	1,414,871
	Commonwealth Bank of Australia (Commercial Banks)	6,603	428,947
	Flight Centre, Ltd. (Hotels, Restaurants & Leisure)	26,034	1,081,540
	Fortescue Metals Group, Ltd. (Metals & Mining)	371,607	1,733,380
	Grange Resources, Ltd. (Metals & Mining)	47,830	11,302
	iiNET, Ltd. (Diversified Telecommunication Services)	128,996	760,884
	JB Hi-Fi, Ltd. (Specialty Retail)	25,804	406,483
	Leighton Holdings, Ltd. (Construction & Engineering)	21,927	315,666
	Macquarie Group, Ltd. (Capital Markets)	36,716	1,738,021
	Metcash, Ltd. (Food & Staples Retailing)	69,491	183,661
	Mount Gibson Iron, Ltd. (Metals & Mining)	1,605,957	1,475,726
	Myer Holdings, Ltd. (Multiline Retail)	302,820	670,483
	Orica, Ltd. (Chemicals)	85,381	1,755,948
	Pacific Brands, Ltd. (Distributors)	534,439	287,644
	RCR Tomlinson, Ltd. (Construction & Engineering)	70,052	188,209
	Sigma Pharmaceuticals, Ltd. (Health Care Providers & Services)	647,746	337,291
	Slater & Gordon, Ltd. (Diversified Consumer Services)	52,586	202,491
	Sonic Healthcare, Ltd. (Health Care Providers & Services)	28,295	408,827
	Suncorp-Group, Ltd. (Insurance)	172,889	1,842,881
	Sydney Airport (Transportation Infrastructure)	37,074	127,834
	Westpac Banking Corp. (Commercial Banks)	55,997	1,512,809
			22,555,769
	Austria 1.4%
	Cat Oil A.G. (Energy Equipment & Services)	2,290	52,103
	OMV A.G. (Oil, Gas & Consumable Fuels) (d)	35,002	1,515,351
	Raiffeisen Bank International A.G. (Commercial Banks)	6,805	261,570
	Voestalpine A.G. (Metals & Mining) (d)	37,267	1,670,960
			3,499,984
	Belgium 1.7%
	Ageas (Insurance)	5,791	248,954
	Anheuser-Busch InBev N.V. (Beverages) (d)	31,224	2,992,043
	Barco N.V. (Electronic Equipment, Instruments & Components)	77	5,840
	Delhaize Group S.A. (Food & Staples Retailing) (d)	14,537	935,404
			4,182,241
	Brazil 0.3%
	Banco do Brasil S.A. (Commercial Banks)	21,500	186,112
	MRV Engenharia e Participacoes S.A. (Household Durables)	136,500	466,643
			652,755
	Cambodia 0.3%
	NagaCorp, Ltd. (Hotels, Restaurants & Leisure)	762,000	727,275

	China 4.8%
	Anta Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	327,000	477,624
	Bank of Communications Co., Ltd. Class H (Commercial Banks)	247,000	160,344
	BBMG Corp. Class H (Construction Materials)	342,000	269,590
	BYD Electronic International Co., Ltd. (Communications Equipment) (c)	448,500	221,252
	Changshouhua Food Co., Ltd. (Food Products)	33,000	39,572
	China BlueChemical, Ltd. (Chemicals)	708,000	391,216
	China CITIC Bank Corp., Ltd. Class H (Commercial Banks)	616,000	296,741
	China Hongqiao Group, Ltd. (Metals & Mining)	756,500	471,607
	China Machinery Engineering Corp. (Construction & Engineering)	219,000	164,734
	China Merchants Bank Co., Ltd. Class H (Commercial Banks)	185,000	326,928
	China Oilfield Services, Ltd. (Energy Equipment & Services)	164,000	436,204
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	564,000	473,644
	China Railway Group, Ltd. Class H (Construction & Engineering)	1,003,000	443,119
	China Resources Power Holdings Co., Ltd. (Independent Power Producers & Energy Traders)	84,000	199,294
	China Shanshui Cement Group Ltd. (Construction Materials)	134,000	44,357
	China Shenhua Energy Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	21,000	54,232
	China Unicom Hong Kong, Ltd. (Diversified Telecommunication Services)	288,000	378,371
	Chongqing Rural Commercial Bank Co., Ltd. Class H (Commercial Banks)	1,118,000	472,325
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	310,000	487,133
	Dongyue Group (Chemicals)	454,000	160,810
	Fosun International, Ltd. (Metals & Mining)	377,500	406,489
	Huaneng Power International, Inc. Class H (Independent Power Producers & Energy Traders)	528,000	491,697
	Jiangsu Expressway Co., Ltd. (Transportation Infrastructure)	132,000	167,470
	Labixiaoxin Snacks Group, Ltd. (Food Products)	124,000	79,858
	Man Wah Holdings, Ltd. (Household Durables)	586,000	1,071,795
	NAM TAI Electronics, Inc. (Electronic Equipment, Instruments & Components)	45,300	275,877
	Shougang Fushan Resources Group, Ltd. (Metals & Mining)	354,000	97,120
	SinoMedia Holding, Ltd. (Media)	377,000	261,246
	TCL Communication Technology Holdings, Ltd. (Communications Equipment) (c)	467,000	504,065
	Texhong Textile Group, Ltd. (Textiles, Apparel & Luxury Goods)	212,000	236,745
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	618,000	334,321
	Xingda International Holdings, Ltd. (Auto Components)	429,000	233,735
	Yangzijiang Shipbuilding Holdings, Ltd. (Machinery)	1,749,000	1,575,367
			11,704,882
	Denmark 3.2%
	A.P. Moeller - Maersk A/S (Marine)	44	490,709
	A.P. Moeller - Maersk A/S Class A (Marine)	48	513,195
	Auriga Industries Class B (Chemicals) (c)	4,419	138,982
	Danske Bank A/S (Commercial Banks) (c)	82,788	1,867,533
	GN Store Nord A/S (Health Care Equipment & Supplies)	16,510	391,532
	NKT Holding A/S (Machinery)	20,450	1,189,504
	Pandora A/S (Textiles, Apparel & Luxury Goods) (d)	25,162	1,440,388
	Royal Unibrew (Beverages)	1,929	243,723
	Vestas Wind Systems A/S (Electrical Equipment) (c)	41,672	1,370,889
			7,646,455
	Egypt 0.2%
	Commercial International Bank Egypt S.A.E. (Commercial Banks)	105,178	510,506
	Telecom Egypt Co. (Diversified Telecommunication Services)	21,336	45,359
			555,865
	Faeroe Islands 0.0%‡
	Bakkafrost P/F (Food Products)	3,968	59,102

	Finland 1.9%
	Elektrobit Oyj (Software)	21,822	80,642
	Neste Oil Oyj (Oil, Gas & Consumable Fuels) (d)	69,632	1,244,342
	Pohjola Bank PLC Class A (Diversified Financial Services)	14,303	281,641
	Stora Enso Oyj (Paper & Forest Products)	139,392	1,304,706
	UPM-Kymmene Oyj (Paper & Forest Products) (d)	104,697	1,606,910
			4,518,241
	France 11.2%
	AXA S.A. (Insurance) (d)	94,926	2,496,520
¤	BNP Paribas S.A. (Commercial Banks) (d)	39,747	3,079,708
	Bouygues S.A. (Construction & Engineering) (d)	44,088	1,688,111
	Christian Dior S.A. (Textiles, Apparel & Luxury Goods)	3,678	673,142
	Cie de St-Gobain (Building Products)	23,488	1,234,343
	CNP Assurances (Insurance)	27,674	542,316
	GDF Suez (Multi-Utilities)	51,353	1,134,821
	Metropole Television S.A. (Media)	12,173	264,079
	Natixis (Commercial Banks)	294,115	1,731,477
	Orange S.A. (Diversified Telecommunication Services) (d)	161,829	2,002,742
	Plastic Omnium S.A. (Auto Components)	8,406	217,730
	Renault S.A. (Automobiles) (d)	9,667	844,333
	Sanofi (Pharmaceuticals) (d)	28,214	2,770,201
	Societe Generale S.A. (Commercial Banks)	24,781	1,406,403
	Technicolor S.A. (Media) (c)	22,764	113,075
	Thales S.A. (Aerospace & Defense) (d)	12,507	815,155
¤	Total S.A. (Oil, Gas & Consumable Fuels) (d)	67,008	3,826,421
	Valeo S.A. (Auto Components)	15,877	1,774,949
	Vinci S.A. (Construction & Engineering)	8,886	582,029
			27,197,555
	Germany 10.5%
	Allianz S.E. (Insurance) (d)	17,614	2,940,992
¤	BASF S.E. (Chemicals) (d)	32,368	3,471,859
¤	Bayer A.G. (Pharmaceuticals) (d)	23,723	3,132,010
	Daimler A.G., (Registered Shares) (Automobiles) (d)	14,167	1,187,119
	Deutsche Lufthansa A.G. (Airlines) (c)(d)	73,363	1,747,857
	Deutsche Post A.G. Registered (Air Freight & Logistics) (d)	33,828	1,171,163
	Deutsche Telekom A.G. (Diversified Telecommunication Services)	34,795	563,136
	Deutz A.G. (Machinery) (c)	41,504	412,826
	Grammer A.G. (Auto Components)	2,244	105,987
	Hannover Rueck S.E. (Insurance)	1,301	103,349
	Henkel A.G. & Co. KGaA (Household Products)	6,714	653,421
	Infineon Technologies A.G. (Semiconductors & Semiconductor Equipment)	74,980	774,217
	Manz A.G. (Semiconductors & Semiconductor Equipment) (c)	2,412	223,128
	Metro A.G. (Food & Staples Retailing)	19,506	804,753
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance) (d)	3,148	650,230
	Nordex S.E. (Electrical Equipment) (c)	76,375	1,020,284
	ProSiebenSat.1 Media A.G. (Media) (d)	39,760	1,785,153
	Siemens A.G. (Industrial Conglomerates) (d)	21,960	2,782,855
	Sixt S.E. (Road & Rail)	3,650	120,017
	United Internet A.G. (Internet Software & Services)	37,763	1,651,181
			25,301,537
	Greece 0.2%
	Motor Oil Hellas Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	10,986	126,536
	OPAP S.A. (Hotels, Restaurants & Leisure)	23,864	307,370
			433,906
	Hong Kong 3.1%
	AMVIG Holdings, Ltd. (Containers & Packaging)	68,000	27,152
	Chaoda Modern Agriculture Holdings, Ltd. (Food Products) (a)(b)(c)	38,000	3,588
	China Resources Cement Holdings, Ltd. (Construction Materials)	522,000	357,018
	Dah Sing Banking Group, Ltd. (Commercial Banks)	75,200	109,645
	Dah Sing Financial Holdings, Ltd. (Commercial Banks)	9,600	45,813
	Emperor Entertainment Hotel, Ltd. (Hotels, Restaurants & Leisure)	280,000	155,439
	HKT Trust / HKT, Ltd. (Diversified Telecommunication Services)	702,000	672,722
	Hopewell Holdings, Ltd. (Industrial Conglomerates) (d)	310,500	1,073,820
	Ju Teng International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	250,000	166,156
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment, Instruments & Components)	28,000	62,969
	Luk Fook Holdings International, Ltd. (Specialty Retail)	31,000	100,421
	NetDragon Websoft, Inc. (Software)	175,000	354,788
	NewOcean Energy Holdings, Ltd. (Oil, Gas & Consumable Fuels)	348,000	296,283
	REXLot Holdings, Ltd. (Hotels, Restaurants & Leisure)	3,000,000	475,283
	Sands China, Ltd. (Hotels, Restaurants & Leisure)	157,600	1,216,945
	Shun Tak Holdings, Ltd. (Industrial Conglomerates)	188,000	108,967
	Truly International Holdings (Electronic Equipment, Instruments & Components)	2,620,000	1,451,094
	Wasion Group Holdings, Ltd. (Electronic Equipment, Instruments & Components)	336,000	202,540
	Wharf Holdings, Ltd. (The) (Real Estate Management & Development)	35,000	238,929
	Wheelock & Co, Ltd. (Real Estate Management & Development)	68,000	275,896
			7,395,468
	India 0.2%
	Oriental Bank of Commerce (Commercial Banks)	114,566	321,637
	Union Bank of India (Commercial Banks)	53,492	92,590
			414,227
	Ireland 0.1%
	Shire PLC (Pharmaceuticals)	3,542	177,184

	Israel 2.0%
	Bezeq-The Israeli Telecommunication Corp., Ltd. (Diversified Telecommunication Services)	1,120,348	1,717,582
	Delek Group, Ltd. (Oil, Gas & Consumable Fuels)	1,750	625,676
	Teva Pharmaceutical Industries, Ltd. (Pharmaceuticals)	54,342	2,423,581
			4,766,839
	Italy 3.8%
	Autostrada Torino-Milano S.p.A. (Transportation Infrastructure)	7,051	105,938
	Banca IFIS S.p.A. (Diversified Financial Services)	20,170	328,615
	Credito Emiliano S.p.A. (Commercial Banks)	51,294	420,270
	Enel S.p.A. (Electric Utilities)	408,318	1,865,766
	ENI S.p.A. (Oil, Gas & Consumable Fuels) (d)	84,163	1,912,653
	Fiat Industrial S.p.A. (Automobiles) (c)	185,582	1,850,927
	Iren S.p.A. (Multi-Utilities)	508,232	720,410
	Mediolanum S.p.A. (Insurance)	85,255	735,319
	Reply S.p.A. (IT Services)	847	64,600
	Salini Impregilo S.p.A. (Construction & Engineering)	142,846	847,302
	Societa Cattolica di Assicurazioni SCRL (Insurance)	1,762	44,439
	Sogefi S.p.A. (Auto Components)	6,876	37,095
	Unipol Gruppo Finanziario S.p.A. (Insurance)	31,943	183,010
			9,116,344
	Japan 30.3%
	77 Bank, Ltd. (The) (Commercial Banks)	52,000	240,736
	Aichi Steel Corp. (Metals & Mining)	35,000	142,508
	Alfresa Holdings Corp. (Health Care Providers & Services)	8,300	476,050
	Alpine Electronics, Inc. (Household Durables)	57,600	817,461
	Amada Co., Ltd. (Machinery)	125,000	1,028,922
	AOYAMA TRADING Co., Ltd. (Specialty Retail) (d)	25,900	673,294
	Bank of Nagoya, Ltd. (The) (Commercial Banks)	2,000	6,616
	BML, Inc. (Health Care Providers & Services)	2,100	71,631
	Calsonic Kansei Corp. (Auto Components)	289,000	1,459,567
	Chubu Electric Power Co., Inc. (Electric Utilities)	25,700	307,384
	Coca-Cola West Co., Ltd. (Beverages)	17,700	349,600
	Cosmo Oil Co., Ltd. (Oil, Gas & Consumable Fuels) (c)	499,000	937,731
	Daiichi Sankyo Co, Ltd. (Pharmaceuticals)	8,400	141,658
	Daiwa House Industry Co., Ltd. (Real Estate Management & Development)	10,000	192,229
	Daiwa Securities Group, Inc. (Capital Markets) (d)	158,000	1,500,049
	Dena Co., Ltd. (Internet Software & Services)	78,000	1,509,308
	EDION Corp. (Specialty Retail) (d)	220,300	1,239,821
	Fields Corp. (Leisure Equipment & Products)	9,500	182,524
	Fuji Heavy Industries, Ltd. (Automobiles) (d)	60,800	1,694,212
	Fuji Machine Manufacturing Co., Ltd. (Machinery)	7,400	66,199
	FUJIFILM Holdings Corp. (Electronic Equipment, Instruments & Components) (d)	65,500	1,940,575
	Fujikura, Ltd. (Electrical Equipment)	290,000	1,365,274
	Funai Electric Co., Ltd. (Household Durables)	1,500	18,528
	G-Tekt Corp. (Auto Components)	7,100	214,730
	Geo Holdings Corp. (Specialty Retail)	1,500	14,285
	Hanwa Co., Ltd. (Trading Companies & Distributors)	43,000	224,322
	Honda Motor Co., Ltd. (Automobiles)	20,600	784,925
	Inabata & Co., Ltd. (Trading Companies & Distributors)	34,700	390,914
	INPEX Corp. (Oil, Gas & Consumable Fuels) (d)	144,300	1,723,069
	Jaccs Co., Ltd. (Consumer Finance) (d)	233,000	1,053,597
	Japan Airlines Co., Ltd. (Airlines)	32,400	1,636,332
	Japan Securities Finance Co., Ltd. (Diversified Financial Services)	126,900	884,338
	JFE Holdings, Inc. (Metals & Mining) (d)	85,600	1,809,690
	JTEKT Corp. (Machinery) (d)	101,000	1,525,330
	kabu.com Securities Co., Ltd. (Capital Markets)	63,000	353,939
	Kadokawa Corp. (Media)	8,100	264,001
	Kamei Corp. (Trading Companies & Distributors)	21,200	160,188
	KDDI Corp. (Wireless Telecommunication Services) (d)	38,100	2,127,440
	Kinden Corp. (Construction & Engineering)	106,000	1,045,786
	Kureha Corp. (Chemicals)	65,000	300,284
	KYB Co., Ltd. (Auto Components)	236,000	1,180,346
	Kyokuto Securities Co., Ltd. (Capital Markets)	36,100	687,585
	Kyudenko Corp. (Construction & Engineering)	13,000	103,191
	Maeda Corp. (Construction & Engineering)	35,000	237,398
	Medipal Holdings Corp. (Health Care Providers & Services)	46,100	677,716
	Mitsuba Corp. (Auto Components)	24,900	423,814
	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	36,000	896,741
	Mitsubishi Materials Corp. (Metals & Mining)	20,000	68,317
	Mitsubishi Steel Manufacturing Co., Ltd. (Metals & Mining)	195,000	490,506
	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks) (d)	492,500	3,003,108
	Mitsui Fudosan Co., Ltd. (Real Estate Management & Development)	22,000	708,212
	Mitsui Mining & Smelting Co., Ltd. (Metals & Mining)	215,000	580,797
	Monex Group, Inc. (Capital Markets)	311,300	1,343,675
	Namura Shipbuilding Co., Ltd. (Machinery)	106,100	1,483,967
	NEC Capital Solutions, Ltd. (Trading Companies & Distributors)	31,000	743,369
	Nichiha Corp. (Building Products)	9,500	131,384
	Nippon Paper Industries Co., Ltd. (Paper & Forest Products)	83,800	1,528,036
	Nippon Road Co., Ltd. (The) (Construction & Engineering)	35,000	187,726
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services) (d)	37,500	2,041,083
	Nippon Yusen KK (Marine)	421,000	1,322,707
	Nishimatsu Construction Co., Ltd. (Construction & Engineering)	254,000	890,007
	Nisshin Steel Holdings Co., Ltd. (Metals & Mining)	22,200	239,013
	NKSJ Holdings, Inc. (Insurance)	53,100	1,408,966
	Nomura Co., Ltd. (Professional Services)	19,200	164,808
	Nomura Holdings, Inc. (Capital Markets) (d)	180,800	1,282,960
	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	6,600	107,427
	Otsuka Holdings Co., Ltd. (Pharmaceuticals)	42,000	1,293,256
	Pacific Industrial Co., Ltd. (Auto Components)	7,900	50,801
	Piolax, Inc. (Auto Components)	4,500	171,552
	Prima Meat Packers, Ltd. (Food Products)	1,000	1,830
	Rohm Co., Ltd. (Semiconductors & Semiconductor Equipment)	1,000	50,700
	Round One Corp. (Hotels, Restaurants & Leisure)	157,100	1,466,902
	Ryobi, Ltd. (Machinery)	250,000	1,030,146
	Sakata INX Corp. (Chemicals)	5,500	50,010
	Sankyo Tateyama, Inc. (Building Products)	8,100	191,064
	Sanyo Special Steel Co., Ltd. (Metals & Mining)	171,000	769,893
	SBI Holdings, Inc. (Capital Markets) (d)	39,700	556,429
	Seino Holdings Co., Ltd (Road & Rail)	102,000	976,373
	Shindengen Electric Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	66,000	411,491
	ShinMaywa Industries, Ltd. (Machinery)	31,000	268,826
	SKY Perfect JSAT Holdings, Inc. (Media)	31,000	160,507
	Sojitz Corp. (Trading Companies & Distributors)	817,800	1,424,767
	Sumitomo Densetsu Co., Ltd. (Construction & Engineering)	5,500	80,694
	Sumitomo Forestry Co., Ltd. (Household Durables)	11,100	121,571
	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks) (d)	25,176	1,188,696
	Sumitomo Realty & Development Co., Ltd. (Real Estate Management & Development)	13,000	584,281
	T&D Holdings, Inc. (Insurance)	49,400	611,637
	Takeuchi Manufacturing Co., Ltd. (Machinery)	5,300	159,514
	Takuma Co., Ltd. (Machinery)	2,000	18,264
	TDK Corp. (Electronic Equipment, Instruments & Components)	6,000	275,423
	Toda Corp. (Construction & Engineering)	51,000	171,714
	Tokai Tokyo Financial Holdings, Inc. (Capital Markets)	89,000	795,312
	Tokuyama Corp. (Chemicals)	230,000	938,730
	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development) (c)	9,900	85,948
	Topre Corp. (Auto Components)	14,500	189,889
	Topy Industries, Ltd. (Metals & Mining)	12,000	21,141
	Toyo Kohan Co., Ltd. (Metals & Mining)	25,000	115,738
¤	Toyota Motor Corp. (Automobiles) (d)	72,500	4,202,261
	TSI Holdings Co., Ltd. (Textiles, Apparel & Luxury Goods)	22,800	137,019
	Universal Entertainment Corp. (Leisure Equipment & Products)	49,900	920,149
	Wakita & Co., Ltd. (Trading Companies & Distributors)	10,000	112,949
	Yamada Denki Co., Ltd. (Specialty Retail)	245,000	848,879
			73,262,262
	Jersey 0.2%
	Kentz Corp., Ltd. (Construction & Engineering)	40,134	434,124

	Macau 0.1%
	MGM China Holdings, Ltd. (Hotels, Restaurants & Leisure)	55,200	217,919

	Malaysia 0.1%
	Coastal Contracts BHD (Machinery)	18,800	21,684
	Puncak Niaga Holdings BHD (Water Utilities)	259,400	228,666
			250,350
	Netherlands 4.6%
	Aegon N.V. (Insurance)	217,524	1,903,121
	BinckBank N.V. (Capital Markets)	13,739	153,241
	ING Groep N.V. (Diversified Financial Services) (c)	87,761	1,164,694
	Koninklijke Ahold N.V. (Food & Staples Retailing) (d)	117,439	1,958,491
¤	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels) (d)	103,504	3,579,107
	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels) (d)	64,403	2,355,652
	Unilever N.V., CVA (Food Products) (d)	2,104	78,618
			11,192,924
	New Zealand 0.7%
	Air New Zealand, Ltd. (Airlines)	73,640	101,822
	Kathmandu Holdings, Ltd. (Specialty Retail)	22,828	58,330
	Telecom Corp. of New Zealand, Ltd. (Diversified Telecommunication Services)	854,533	1,623,793
			1,783,945
	Norway 3.2%
	DnB ASA (Commercial Banks) (d)	111,049	1,876,924
	Golden Ocean Group, Ltd. (Marine)	384,374	796,002
	Marine Harvest ASA (Food Products)	121,485	1,396,287
	Salmar ASA (Food Products) (c)	45,331	554,231
	SpareBank 1 SMN (Commercial Banks)	45,016	421,300
	Statoil ASA (Oil, Gas & Consumable Fuels) (d)	32,527	769,980
	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services)	26,164	675,622
	Yara International ASA (Chemicals) (d)	28,229	1,164,694
			7,655,040
	Republic of Korea 0.8%
	Basic House Co., Ltd. (The) (Textiles, Apparel & Luxury Goods) (c)	3,270	77,904
	Golfzon Co., Ltd. (Software)	2,618	40,358
	Hanil E-Wha Co., Ltd. (Auto Components)	35,770	556,426
	Hansol Paper Co. (Paper & Forest Products)	41,780	474,263
	SL Corp. (Auto Components)	12,900	208,502
	Sungwoo Hitech Co., Ltd. (Auto Components)	35,532	516,207
			1,873,660
	Singapore 0.1%
	GuocoLeisure, Ltd. (Hotels, Restaurants & Leisure)	169,000	109,203
	UOL Group, Ltd. (Real Estate Management & Development)	12,000	55,171
			164,374
	Spain 2.4%
	Banco Santander S.A. (Commercial Banks)	98,464	851,237
	Gamesa Corp. Tecnologica S.A. (Electrical Equipment) (c)	126,124	1,386,343
	Grifols S.A. (Biotechnology)	22,849	1,184,738
	Mapfre S.A. (Insurance)	151,426	625,551
	Repsol, S.A. (Oil, Gas & Consumable Fuels) (d)	76,840	1,801,160
			5,849,029
	Sweden 4.7%
	Arcam AB (Machinery) (c)	36,976	1,600,070
	Bilia AB (Specialty Retail)	6,711	171,581
	Eniro AB (Media) (c)	32,563	243,300
	Haldex AB (Machinery)	8,173	79,841
	Intrum Justitia AB (Commercial Services & Supplies)	43,733	1,234,943
	Nordea Bank AB (Commercial Banks) (d)	93,321	1,249,237
	Opus Group AB (Electronic Equipment, Instruments & Components)	89,480	172,776
	SAS AB (Airlines) (c)	371,884	1,027,429
	Skandinaviska Enskilda Banken AB Class A (Commercial Banks)	156,430	2,020,023
	Svenska Cellulosa AB Class B (Household Products)	62,028	1,765,763
	Swedbank AB Class A (Commercial Banks) (d)	53,488	1,398,555
	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	27,475	335,501
			11,299,019
	Switzerland 7.3%
	Actelion, Ltd. Registered (Biotechnology) (c)	12,016	1,129,171
	Adecco S.A. (Professional Services) (c)	6,040	475,326
	Autoneum Holding A.G. (Auto Components) (c)	1,112	192,559
	Basilea Pharmaceutica Registered (Biotechnology) (c)	10,617	1,464,939
	Credit Suisse Group A.G. Registered (Capital Markets)	30,553	923,347
	Implenia A.G. Registered (Construction & Engineering) (c)	5,869	413,319
	Komax Holding A.G. (Machinery) (c)	1,472	230,870
	Kudelski S.A. (Electronic Equipment, Instruments & Components)	9,633	147,154
	Logitech International S.A. (Computers & Peripherals)	27,739	437,509
	Lonza Group A.G. (Life Sciences Tools & Services) (c)	1,919	192,927
¤	Nestle S.A. Registered (Food Products) (d)	63,403	4,601,464
	Novartis A.G. (Pharmaceuticals) (d)	23,227	1,839,407
¤	Roche Holding A.G., (Genusscheine) (Pharmaceuticals) (d)	11,376	3,128,039
	Swiss Life Holding A.G. Registered (Insurance) (c)(d)	7,269	1,568,209
	U-Blox A.G. (Semiconductors & Semiconductor Equipment) (c)	781	99,062
	UBS A.G. Registered (Capital Markets) (c)	38,608	766,071
			17,609,373
	Taiwan 0.8%
	AcBel Polytech, Inc. (Electrical Equipment)	475,000	493,852
	Elitegroup Computer Systems Co., Ltd. (Computers & Peripherals)	245,000	144,748
	Inventec Corp. (Computers & Peripherals)	533,000	491,702
	Merry Electronics Co., Ltd. (Household Durables)	95,000	550,293
	Namchow Chemical Industrial Co., Ltd. (Food Products)	34,000	48,367
	Rechi Precision Co., Ltd. (Machinery)	128,000	134,348
	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	144,000	159,221
			2,022,531
	Thailand 0.4%
	Delta Electronics Thailand PCL (Electronic Equipment, Instruments & Components)	114,100	183,196
	PTT Global Chemical PCL (Chemicals)	220,400	475,719
	Thai Oil PCL (Oil, Gas & Consumable Fuels)	67,200	107,386
	Thanachart Capital PCL (Commercial Banks)	333,200	312,911
			1,079,212
	Turkey 0.3%
	Aksa Akrilik Kimya Sanayii AS (Textiles, Apparel & Luxury Goods)	13,761	45,533
	Otokar Otomotiv Ve Savunma Sanayi AS (Machinery)	3,963	84,498
	TAV Havalimanlari Holding AS (Transportation Infrastructure)	71,275	534,421
			664,452
	United Kingdom 18.6%
	Aberdeen Asset Management PLC (Capital Markets)	203,869	1,309,727
	AstraZeneca PLC (Pharmaceuticals) (d)	48,517	3,077,425
	Awilco Drilling PLC (Energy Equipment & Services)	15,402	295,652
	BAE Systems PLC (Aerospace & Defense)	294,604	2,078,128
	Barratt Developments PLC (Household Durables)	230,650	1,435,520
	Bellway PLC (Household Durables)	50,999	1,302,830
	BHP Billiton PLC (Metals & Mining) (d)	37,866	1,117,660
	BP PLC (Oil, Gas & Consumable Fuels)	340,999	2,679,514
	British American Tobacco PLC (Tobacco) (d)	47,840	2,293,262
	British Sky Broadcasting Group PLC (Media)	60,116	865,704
	Britvic PLC (Beverages)	41,223	469,621
	BT Group PLC (Diversified Telecommunication Services)	75,311	474,539
	CSR PLC (Semiconductors & Semiconductor Equipment)	7,765	84,440
	easyJet PLC (Airlines)	46,343	1,252,452
	GlaxoSmithKline PLC (Pharmaceuticals) (d)	101,095	2,599,211
	Halfords Group PLC (Specialty Retail)	70,266	529,614
	Home Retail Group PLC (Internet & Catalog Retail)	446,870	1,317,154
¤	HSBC Holdings PLC (Commercial Banks) (d)	422,309	4,352,842
	ITV PLC (Media)	584,627	1,888,498
	J Sainsbury PLC (Food & Staples Retailing)	261,685	1,483,703
	Keller Group PLC (Construction & Engineering)	60,338	1,174,404
	Micro Focus International PLC (Software)	26,812	330,572
	Moneysupermarket.com Group PLC (Internet Software & Services)	31,574	92,546
	Next PLC (Multiline Retail)	16,393	1,684,277
	Pace PLC (Communications Equipment)	199,815	1,173,643
	Persimmon PLC (Household Durables) (d)	85,798	1,851,897
	Phoenix Group Holdings (Insurance)	68,025	821,364
	Rio Tinto PLC (Metals & Mining)	16,092	858,023
	Soco International PLC (Oil, Gas & Consumable Fuels) (c)	12,219	82,818
	Speedy Hire PLC (Trading Companies & Distributors)	38,753	41,090
	Trinity Mirror PLC (Media) (c)	33,473	97,947
	TUI Travel PLC (Hotels, Restaurants & Leisure)	204,359	1,429,112
	Vodafone Group PLC (Wireless Telecommunication Services)	820,913	3,057,287
	WH Smith PLC (Specialty Retail)	7,857	134,715
	WM Morrison Supermarkets PLC (Food & Staples Retailing)	306,525	1,208,847
			44,946,038
	United States 0.1%
	China Yuchai International, Ltd. (Machinery)	7,900	167,875

	Total Common Stocks (Cost $280,129,495)		311,377,756

	Exchange-Traded Fund 1.6% (e)
	United States 1.6%
¤	iShares MSCI EAFE Index Fund (Capital Markets)	61,128	3,888,352

	Total Exchange-Traded Fund (Cost $4,002,580)		3,888,352

	Preferred Stocks 0.1%
	Brazil 0.0%‡
	Banco ABC Brasil S.A. 5.09% (Commercial Banks)	12,700	62,783

	Germany 0.1%
	Henkel A.G. & Co. KGaA 1.17% (Household Products)	2,350	254,760

	Total Preferred Stocks (Cost $323,628)		317,543

	Number of Rights	Value
Rights 0.0%‡
Austria 0.0%‡
Raiffeisen Bank International A.G. (a)(b)(c)	6,805	2,572

Total Rights (Cost $0)		2,572

	Number of Warrants	Value
Warrants 0.0%‡
Spain 0.0%‡
Promotora de Informaciones S.A. Strike Price €2.00 Expires 6/5/14 (Media) (c)	85,100	1,148

Total Warrants (Cost $0)		1,148

	Principal Amount	Value
Short-Term Investment 0.4%
Repurchase Agreement 0.4%
United States 0.4%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $923,359 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $1,015,000 and a Market Value of $943,358) (Capital Markets)	$923,359	923,359

Total Short-Term Investment (Cost $923,359)		923,359

Total Investments, Before Investments Sold Short (Cost $285,379,062) (h)	131.0%	316,510,730

	Shares	Value
Investments Sold Short (31.6%)
Common Stocks Sold Short (31.6%)
Australia (4.5%)
Aquila Resources, Ltd. (Oil, Gas & Consumable Fuels) (c)	(81,360)	(173,021)
ARB Corp., Ltd. (Auto Components)	(12,009)	(115,922)
Aurora Oil & Gas, Ltd. (Oil, Gas & Consumable Fuels) (c)	(8,124)	(19,409)
Bandanna Energy, Ltd. (Oil, Gas & Consumable Fuels) (c)	(233,827)	(32,741)
Bathurst Resources New Zeala (Metals & Mining) (c)	(616,482)	(97,112)
Beadell Resources, Ltd. (Metals & Mining) (c)	(1,717,344)	(1,089,627)
Buru Energy, Ltd. (Oil, Gas & Consumable Fuels) (c)	(345,669)	(555,110)
Coalspur Mines, Ltd. (Oil, Gas & Consumable Fuels) (c)	(101,105)	(27,872)
CuDeco, Ltd. (Metals & Mining) (c)	(224,896)	(287,354)
Energy World Corp., Ltd. (Independent Power Producers & Energy Traders) (c)	(392,946)	(125,519)
Evolution Mining, Ltd. (Metals & Mining)	(118,470)	(66,354)
Gindalbie Metals, Ltd. (Metals & Mining) (c)	(216,353)	(18,745)
Independence Group NL (Metals & Mining)	(29,596)	(85,473)
Karoon Gas Australia, Ltd. (Oil, Gas & Consumable Fuels) (c)	(120,394)	(338,215)
Linc Energy, Ltd. (Oil, Gas & Consumable Fuels) (c)	(492,902)	(513,460)
Lynas Corp., Ltd. (Metals & Mining) (c)	(2,494,627)	(622,204)
Macquarie Atlas Roads Group (Transportation Infrastructure)	(117,198)	(289,236)
Maverick Drilling & Exploration, Ltd. (Oil, Gas & Consumable Fuels) (c)	(152,004)	(55,871)
McMillan Shakespeare, Ltd. (Professional Services)	(121,363)	(1,259,661)
MMG, Ltd. (Metals & Mining) (c)	(1,584,000)	(326,438)
NEXTDC, Ltd. (Diversified Telecommunication Services) (c)	(9,819)	(18,905)
Paladin Energy, Ltd. (Oil, Gas & Consumable Fuels) (c)	(2,679,312)	(1,184,124)
PanAust, Ltd. (Metals & Mining)	(57,061)	(81,647)
Papillon Resources, Ltd. (Metals & Mining) (c)	(133,927)	(137,717)
Regis Resources, Ltd. (Metals & Mining)	(306,288)	(723,730)
Sandfire Resources NL (Metals & Mining) (c)	(127,827)	(649,952)
Senex Energy, Ltd. (Oil, Gas & Consumable Fuels) (c)	(846,036)	(488,670)
Sirius Resources NL (Metals & Mining) (c)	(293,117)	(561,782)
Virgin Australia Holdings, Ltd. (Airlines) (c)	(1,605,329)	(484,692)
Virgin Australia International Holdings Pty, Ltd. (Airlines) (a)(b)(c)	(444,108)	(3,887)
Western Areas, Ltd. (Metals & Mining)	(72,934)	(170,421)
Whitehaven Coal, Ltd. (Oil, Gas & Consumable Fuels) (c)	(144,154)	(226,451)
Wotif.com Holdings, Ltd. (Internet & Catalog Retail)	(45,444)	(97,040)
		(10,928,362)
Austria (0.3%)
Lenzing A.G. (Chemicals)	(1,733)	(104,840)
RHI A.G. (Construction Materials)	(2,646)	(86,736)
Schoeller-Bleckmann Oilfield Equipment A.G. (Energy Equipment & Services)	(5,172)	(540,320)
		(731,896)
Belgium (0.4%)
KBC Ancora (Diversified Financial Services) (c)	(10,178)	(386,966)
Mobistar S.A. (Wireless Telecommunication Services)	(2,003)	(37,874)
Tessenderlo Chemie N.V. (Chemicals)	(6,427)	(167,554)
ThromboGenics N.V. (Biotechnology) (c)	(12,565)	(317,237)
		(909,631)
China (4.1%)
Aluminum Corp. of China, Ltd. Class H (Metals & Mining) (c)	(444,000)	(159,556)
Anton Oilfield Services Group (Energy Equipment & Services)	(640,000)	(410,521)
AviChina Industry & Technology Co., Ltd. (Aerospace & Defense)	(388,000)	(227,389)
Bloomage Biotechnology Corp., Ltd. (Chemicals)	(30,000)	(80,953)
Boshiwa International Holding, Ltd. (Specialty Retail) (a)(b)(c)	(86,000)	(18,609)
Brilliance China Automotive Holdings, Ltd. (Automobiles)	(294,000)	(453,659)
China Communications Services Corp., Ltd. (Diversified Telecommunication Services)	(864,000)	(468,513)
China Datang Corp. Renewable Power Co., Ltd. (Independent Power Producers & Energy Traders)	(1,100,000)	(216,775)
China Eastern Airlines Corp., Ltd. (Airlines) (c)	(788,000)	(266,936)
China Foods, Ltd. (Food Products) (c)	(1,110,000)	(394,601)
China ITS Holdings Co., Ltd. (IT Services)	(581,000)	(121,980)
China Lilang, Ltd. (Textiles, Apparel & Luxury Goods)	(108,000)	(64,685)
China Medical System Holdings, Ltd. (Pharmaceuticals)	(220,000)	(253,896)
China Oil & Gas Group, Ltd. (Gas Utilities)	(660,000)	(112,213)
China Rongsheng Heavy Industries Group Holdings, Ltd. (Machinery) (c)	(3,047,500)	(533,837)
China Shipping Container Lines Co., Ltd. (Marine) (c)	(1,946,000)	(458,690)
China Singyes Solar Technologies Holdings, Ltd. (Construction & Engineering)	(149,000)	(170,230)
CPMC Holdings, Ltd. (Containers & Packaging)	(32,000)	(24,689)
Daphne International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	(842,000)	(431,639)
Goodbaby International Holdings, Ltd. (Leisure Equipment & Products)	(1,051,000)	(527,950)
Greatview Aseptic Packaging Co., Ltd. (Containers & Packaging)	(119,000)	(65,908)
HC International, Inc. (Media) (c)	(114,000)	(258,136)
Hidili Industry International Development, Ltd. (Oil, Gas & Consumable Fuels) (c)	(243,000)	(30,673)
Hollysys Automation Technologies, Ltd. (Electronic Equipment, Instruments & Components) (c)	(25,600)	(431,872)
Honghua Group, Ltd. (Energy Equipment & Services)	(670,000)	(188,993)
Huaneng Renewables Corp., Ltd. (Independent Power Producers & Energy Traders)	(158,000)	(66,140)
Hunan Nonferrous Metal Corp., Ltd. Class H (Metals & Mining) (c)	(1,094,000)	(342,412)
Kunlun Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	(266,000)	(442,660)
Li Ning Co., Ltd. (Textiles, Apparel & Luxury Goods) (c)	(567,500)	(455,386)
Lianhua Supermarket Holdings Co., Ltd. Class H (Food & Staples Retailing)	(307,000)	(179,127)
Midas Holdings, Ltd. (Metals & Mining)	(351,000)	(126,462)
Parkson Retail Group, Ltd. (Multiline Retail)	(1,523,500)	(465,068)
Sinopec Kantons Holdings, Ltd. (Oil, Gas & Consumable Fuels)	(430,000)	(495,698)
Sunny Optical Technology Group Co., Ltd. (Electronic Equipment, Instruments & Components)	(471,000)	(385,230)
Tong Ren Tang Technologies Co., Ltd. Class H (Pharmaceuticals)	(38,000)	(130,439)
Vinda International Holdings, Ltd. (Household Products)	(89,000)	(140,542)
Welling Holding, Ltd. (Household Durables)	(112,000)	(34,911)
Zhaojin Mining Industry Co., Ltd. Class H (Metals & Mining)	(330,000)	(196,798)
		(9,833,776)
Denmark (0.4%)
Chr. Hansen Holding A/S (Chemicals)	(22,353)	(863,429)

Finland (0.8%)
Outokumpu Oyj (Metals & Mining) (c)	(2,189,139)	(1,276,362)
Outotec Oyj (Construction & Engineering)	(58,244)	(594,651)
		(1,871,013)
France (0.3%)
AB Science S.A. (Pharmaceuticals) (c)	(2,440)	(40,839)
Bull (IT Services) (c)	(70,392)	(349,371)
Eramet (Metals & Mining)	(444)	(42,391)
Soitec (Semiconductors & Semiconductor Equipment) (c)	(71,976)	(142,699)
Valneva S.E. (Life Sciences Tools & Services) (c)	(8,620)	(58,361)
		(633,661)
Germany (3.4%)
Aixtron S.E. (Semiconductors & Semiconductor Equipment) (c)	(64,847)	(990,037)
Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment) (c)	(40,160)	(782,125)
ElringKlinger A.G. (Auto Components)	(6,849)	(253,470)
Evotec A.G. (Life Sciences Tools & Services) (c)	(178,474)	(986,902)
Gerry Weber International A.G. (Textiles, Apparel & Luxury Goods)	(24,196)	(1,076,893)
Heidelberger Druckmaschinen A.G. (Machinery) (c)	(265,692)	(1,093,650)
KWS Saat A.G. (Food Products)	(98)	(32,964)
Pfeiffer Vacuum Technology A.G. (Machinery)	(83)	(9,862)
Puma S.E. (Textiles, Apparel & Luxury Goods)	(1,067)	(303,570)
QSC A.G. (Diversified Telecommunication Services)	(34,680)	(188,963)
Rational A.G. (Machinery)	(1,181)	(363,640)
SGL Carbon S.E. (Electrical Equipment)	(36,608)	(1,367,637)
Tipp24 SE (Hotels, Restaurants & Leisure) (c)	(3,172)	(213,904)
Tom Tailor Holding A.G. (Specialty Retail) (c)	(10,658)	(218,635)
Wacker Chemie A.G. (Chemicals)	(2,629)	(313,017)
		(8,195,269)
Hong Kong (0.7%)
Ajisen China Holdings, Ltd. (Hotels, Restaurants & Leisure)	(13,000)	(15,355)
China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (c)	(220,000)	(133,182)
China Precious Metal Resources Holdings Co., Ltd. (Metals & Mining) (c)	(1,044,000)	(153,296)
Chong Hing Bank, Ltd. (Commercial Banks)	(30,000)	(118,434)
Comba Telecom Systems Holdings, Ltd. (Communications Equipment) (c)	(1,362,500)	(466,814)
Emperor Watch & Jewellery, Ltd. (Specialty Retail)	(590,000)	(38,757)
Esprit Holdings, Ltd. (Specialty Retail) (c)	(56,000)	(105,742)
Haier Electronics Group Co., Ltd. (Household Durables)	(154,000)	(446,302)
Hanergy Solar Group, Ltd. (Semiconductors & Semiconductor Equipment) (c)	(152,000)	(21,536)
Hengdeli Holdings, Ltd. (Specialty Retail)	(167,200)	(35,534)
Jardine Matheson Holdings, Ltd. (Industrial Conglomerates)	(2,800)	(150,024)
MIE Holdings Corp. (Oil, Gas & Consumable Fuels)	(416,000)	(73,943)
		(1,758,919)
Italy (2.7%)
Ansaldo STS S.p.A. (Transportation Infrastructure)	(44,920)	(500,723)
Geox S.p.A. (Textiles, Apparel & Luxury Goods)	(108,296)	(437,884)
Indesit Co. S.p.A. (Household Durables)	(46,384)	(633,088)
Maire Tecnimont S.p.A. (Construction & Engineering) (c)	(533,090)	(1,132,391)
Piaggio & C. S.p.A. (Automobiles)	(26,048)	(79,747)
Prada S.p.A. (Textiles, Apparel & Luxury Goods)	(129,500)	(950,759)
RCS Mediagroup S.p.A. (Media) (c)	(631,728)	(1,297,613)
Telecom Italia Media S.p.A. (Media) (c)	(365,022)	(66,018)
Tod's S.p.A. (Textiles, Apparel & Luxury Goods)	(4,986)	(681,204)
Yoox S.p.A. (Internet & Catalog Retail) (c)	(16,724)	(633,588)
		(6,413,015)
Japan (8.6%)
3-D Matrix, Ltd. (Biotechnology) (c)	(11,100)	(554,077)
Adways, Inc. (Media) (c)	(38,200)	(1,009,120)
Aplus Financial Co., Ltd. (Consumer Finance) (c)	(327,900)	(423,635)
Askul Corp. (Internet & Catalog Retail)	(8,600)	(329,539)
Atom Corp. (Hotels, Restaurants & Leisure)	(16,400)	(86,519)
Cookpad, Inc. (Media) (c)	(7,900)	(262,122)
Cosel Co., Ltd. (Electrical Equipment)	(2,900)	(33,436)
Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	(5,700)	(718,567)
Daiichi Chuo Kisen Kaisha (Marine) (c)	(42,000)	(45,219)
Endo Lighting Corp. (Electrical Equipment)	(9,300)	(168,942)
Euglena Co., Ltd. (Personal Products) (c)	(40,100)	(485,894)
Fuji Kyuko Co., Ltd. (Hotels, Restaurants & Leisure)	(54,000)	(452,422)
Fujita Kanko, Inc. (Hotels, Restaurants & Leisure)	(37,000)	(130,009)
Gun-Ei Chemical Industry Co., Ltd. (Chemicals)	(25,000)	(105,706)
Ichigo Group Holdings Co., Ltd. (Capital Markets)	(270,200)	(809,251)
Ikyu Corp. (Internet & Catalog Retail)	(344)	(491,573)
Japan Bridge Corp. (Construction & Engineering) (c)	(244,200)	(454,125)
Japan Drilling Co., Ltd. (Energy Equipment & Services)	(4,700)	(242,889)
Japan Tissue Engineering Co., Ltd. (Biotechnology) (c)	(147)	(578,389)
Jin Co., Ltd. (Specialty Retail)	(25,100)	(873,353)
JP-Holdings Inc. (Diversified Consumer Services)	(123,400)	(553,168)
Katakura Industries Co., Ltd. (Industrial Conglomerates)	(3,200)	(36,332)
Kusuri No Aoki Co., Ltd. (Food & Staples Retailing)	(1,800)	(95,312)
Matsuya Co., Ltd. (Multiline Retail) (c)	(42,100)	(421,536)
Medinet Co., Ltd. (Life Sciences Tools & Services) (c)	(1,564)	(636,805)
Monotaro Co., Ltd. (Trading Companies & Distributors)	(43,700)	(946,113)
Nakayama Steel Works, Ltd. (Metals & Mining) (c)	(386,000)	(343,800)
Nippon Yakin Kogyo Co., Ltd. (Metals & Mining) (c)	(311,500)	(914,652)
Nissha Printing Co., Ltd. (Commercial Services & Supplies) (c)	(28,500)	(414,236)
Orient Corp. (Consumer Finance) (c)	(406,400)	(926,800)
OSAKA Titanium Technologies Co. (Metals & Mining)	(45,000)	(728,932)
Pacific Metals Co., Ltd. (Metals & Mining)	(7,000)	(24,939)
R-Tech Ueno, Ltd. (Pharmaceuticals)	(15,700)	(228,962)
Sanix, Inc. (Commercial Services & Supplies) (c)	(103,100)	(891,037)
Seria Co., Ltd. (Multiline Retail)	(4,500)	(186,748)
Shin Nippon Biomedical Laboratories, Ltd. (Life Sciences Tools & Services) (c)	(80,300)	(1,343,966)
Sparx Group Co., Ltd. (Capital Markets) (c)	(238,400)	(674,343)
tella, Inc. (Life Sciences Tools & Services) (c)	(16,800)	(371,451)
Toho Titanium Co., Ltd. (Metals & Mining)	(49,300)	(323,777)
TOKYOTOKEIBA Co., Ltd. (Hotels, Restaurants & Leisure)	(231,000)	(813,938)
United Arrows, Ltd. (Specialty Retail)	(24,800)	(805,873)
Yomiuri Land Co., Ltd. (Hotels, Restaurants & Leisure)	(67,000)	(425,595)
Yumeshin Holdings Co., Ltd. (Professional Services)	(57,000)	(508,799)
		(20,871,901)
Jersey (0.1%)
Heritage Oil PLC (Oil, Gas & Consumable Fuels) (c)	(120,330)	(371,883)

Mongolia (0.1%)
Mongolian Mining Corp. (Metals & Mining) (c)	(1,177,000)	(127,345)

Netherlands (0.5%)
Royal Imtech N.V. (Construction & Engineering) (c)	(448,801)	(1,283,836)

Norway (0.7%)
Archer, Ltd. (Energy Equipment & Services) (c)	(495,359)	(426,119)
Det Norske Oljeselskap ASA (Oil, Gas & Consumable Fuels) (c)	(39,341)	(398,270)
ElectroMagnetic GeoServices ASA (Energy Equipment & Services) (c)	(118,162)	(130,821)
Schibsted ASA (Media)	(8,251)	(482,117)
Vard Holdings, Ltd. (Machinery) (c)	(379,000)	(243,415)
		(1,680,742)
Russia (0.1%)
Polyus Gold International, Ltd. (Metals & Mining)	(83,497)	(255,305)

Singapore (0.5%)
Dyna-Mac Holdings, Ltd. (Energy Equipment & Services)	(232,000)	(68,142)
Ezra Holdings, Ltd. (Energy Equipment & Services) (c)	(202,000)	(152,677)
Super Group, Ltd. (Food Products)	(95,000)	(276,797)
Tiger Airways Holdings, Ltd. (Airlines) (c)	(30,000)	(9,986)
United Envirotech, Ltd. (Commercial Services & Supplies)	(33,000)	(31,016)
Yoma Strategic Holdings, Ltd. (Construction & Engineering)	(1,266,000)	(723,853)
		(1,262,471)
Spain (0.1%)
Abengoa S.A. (c)	(25,848)	(103,468)
Tubacex S.A. (Metals & Mining)	(39,777)	(151,821)
		(255,289)
Sweden (0.5%)
Active Biotech AB (Biotechnology) (c)	(9,160)	(48,237)
Avanza Bank Holding AB (Capital Markets)	(1,312)	(48,063)
CDON Group AB (Internet & Catalog Retail) (c)	(140,852)	(589,087)
Medivir AB (Biotechnology) (c)	(14,898)	(205,799)
Saab AB (Aerospace & Defense)	(13,302)	(345,169)
		(1,236,355)
Switzerland (0.6%)
DKSH Holding, Ltd. (Professional Services)	(5,631)	(383,515)
Gategroup Holding A.G. (Commercial Services & Supplies) (c)	(11,704)	(348,545)
Schmolz + Bickenbach A.G. (Metals & Mining) (c)	(524,843)	(688,869)
Temenos Group A.G. (Software) (c)	(1,474)	(41,457)
		(1,462,386)
United Arab Emirates (0.1%)
Lamprell PLC (Energy Equipment & Services) (c)	(12,861)	(30,286)
Polarcus, Ltd. (Energy Equipment & Services) (c)	(177,355)	(110,751)
		(141,037)
United Kingdom (2.1%)
Anite PLC (IT Services)	(172,363)	(258,554)
Bumi PLC (Oil, Gas & Consumable Fuels) (c)	(102,208)	(401,567)
Dialight PLC (Electrical Equipment)	(28,602)	(359,929)
Imagination Technologies Group PLC (Semiconductors & Semiconductor Equipment) (c)	(394,346)	(1,118,257)
London Mining PLC (Metals & Mining) (c)	(64,665)	(99,659)
Ophir Energy PLC (Oil, Gas & Consumable Fuels) (c)	(295,610)	(1,357,752)
Oxford Instruments PLC (Electronic Equipment, Instruments & Components)	(25,411)	(699,700)
Petra Diamonds, Ltd. (Metals & Mining) (c)	(33,132)	(75,108)
Renishaw PLC (Electronic Equipment, Instruments & Components)	(4,176)	(129,404)
Salamander Energy PLC (Oil, Gas & Consumable Fuels) (c)	(34,381)	(60,051)
Spirent Communications PLC (Communications Equipment)	(259,895)	(406,520)
Telecom Plus PLC (Multi-Utilities)	(4,715)	(147,501)
Tullett Prebon PLC (Capital Markets)	(7,768)	(42,396)
Xaar PLC (Computers & Peripherals)	(2,412)	(44,012)
		(5,200,410)
Total Common Stocks Sold Short (Proceeds $86,332,743)		(76,287,931)

Convertible Preferred Stock Sold Short (0.0%)‡
France (0.0%)‡
Valneva S.E. (Life Sciences Tools & Services) (c)	(6,226)	(2,947)

Total Convertible Preferred Stock Sold Short (Proceeds $7,091)		(2,947)

Rights Sold Short (0.0%)‡
Austria (0.0%)‡
Intercell A.G. (Biotechnology) (a)(b)(c)	(19,159)	(3)

Total Rights Sold Short (Proceeds $0)		(3)

Total Investments Sold Short (Proceeds $(86,339,834)	(31.6)%	(76,290,881)

Total Investments, Net of Investments Sold Short (Proceeds $199,039,228)	99.4	240,219,849
Other Assets, Less Liabilities	0.6	1,366,821
Net Assets	100.0%	$241,586,670

	Contracts Short	Unrealized Appreciation (Depreciation) (f)
Futures Contracts (0.1%)
Japanese Yen Currency March 2014 (g)	(80)	$(186,728)

Total Futures Contracts (Notional Amount $9,775,000)		$(186,728)

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Illiquid security - The total market value of these securities as of January 31, 2014, was $(16,330), which represented less than one-tenth of a percent of the Fund's net assets.
(b)	Fair valued security – Security was fair valued in accordance with the Fund’s valuation policy. As of January 31, 2014, the total market value of fair valued securities was $(16,330), which represented less than one-tenth of a percent of the Fund’s net assets.
(c)	Non-income producing security.
(d)	Represents a security, or a portion thereof, which is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2014.
(g)	At January 31, 2014, cash in the amount of $252,000 was on deposit with the broker for futures transactions.
(h)	As of January 31, 2014, cost was $287,992,705 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$38,006,587
Gross unrealized depreciation	(9,488,562)
Net unrealized appreciation	$28,518,025

The following abbreviation is used in the above portfolio:
€	—Euro

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$311,374,159	$—	$3,597	$311,377,756
Exchange-Traded Fund	3,888,352	—	—	3,888,352
Preferred Stocks	317,543	—	—	317,543
Rights (c)	—	—	2,572	2,572
Warrants	1,148	—	—	1,148
Short-Term Investment
Repurchase Agreement	—	923,359	—	923,359
Total Investments in Securities	$315,581,202	$923,359	$6,169	$316,510,730

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short (d)	$(76,265,435)	$—	$(22,496)	$(76,287,931)
Convertible Preferred Stock Sold Short	(2,947)	—	—	(2,947)
Rights Sold Short (e)	—	—	(3)	(3)
Total Investments in Securities Sold Short	(76,268,382)	—	(22,499)	(76,290,881)

Other Financial Instruments
Futures Contracts Short (f)	(186,728)	—	—	(186,728)
Total Investments in Securities Sold Short and other Financial Instruments	$(76,455,110)	$—	$(22,499)	$(76,477,609)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $9 and $3,588 are held in Australia and Hong Kong, respectively, within the Common Stocks section of the Portfolio of Investments.

(c)	The Level 3 security valued at $2,572 is held in Austria within the Rights section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $(3,887) and $(18,609) are held in Australia and China, respectively, within the Common Stocks Sold Short section of the Portfolio of Investments.

(e)	The Level 3 security valued at $(3) is held in Austria within the Rights Sold Short section of the Portfolio of Investments.

(f)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

During the period ended January 31, 2014, a foreign equity security with a total value of $543,957 was transferred from Level 3 to Level 1. The transfer occurred as a result of the foreign equity security being valued by an independent pricing service as of January 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2014
Common Stocks
Australia	$10	$-	$-	$(1)	$-	$-	$-	$-	$9	$(1)
China	543,957	-	-	-	-	-	-	(543,957)	-	-
Hong Kong	4,132	-	-	(544)	-	-	-	-	3,588	(544)
Common Stocks Sold Short
Australia	(4,197)	-	-	310	-	-	-	-	(3,887)	310
China	(18,635)	-	-	26	-	-	-	-	(18,609)	26
Rights
Austria	-	-	-	2,572	-	-	-	-	2,572	2,572
Rights Sold Short
Austria	(3)	-	-	-	-	-	-	-	(3)	-
Total	$525,264	$-	$-	$2,363	$-	$-	$-	$(543,957)	$(16,330)	$2,363

MainStay Moderate Allocation Fund

Portfolio of Investments January 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 59.9%
MainStay Cornerstone Growth Fund Class I	688,757	$21,516,779
MainStay Emerging Markets Opportunities Fund Class I (a)	809,424	7,333,385
MainStay Epoch Global Choice Fund Class I (a)	879,491	17,352,364
MainStay Epoch U.S. All Cap Fund Class I	1,149,372	30,791,676
MainStay ICAP Equity Fund Class I	593,495	29,526,371
MainStay ICAP International Fund Class I	581,071	20,070,192
MainStay International Equity Fund Class I	480,230	6,257,399
MainStay International Opportunities Fund Class I (a)	1,783,279	15,532,360
MainStay Large Cap Growth Fund Class I (b)	5,285,093	53,590,841
MainStay MAP Fund Class I	1,267,511	54,388,911
MainStay Marketfield Fund Class I	617,363	11,316,262
MainStay S&P 500 Index Fund Class I	197,105	8,140,428
MainStay U.S. Equity Opportunities Fund Class I (a)	4,835,979	39,219,786
MainStay U.S. Small Cap Fund Class I (a)(b)	1,561,175	38,482,971
Total Equity Funds (Cost $277,787,956)		353,519,725

Fixed Income Funds 40.1%
MainStay Floating Rate Fund Class I	3,994,631	38,388,405
MainStay High Yield Corporate Bond Fund Class I	2,051,234	12,450,990
MainStay High Yield Municipal Bond Fund Class I	531,255	5,859,742
MainStay Indexed Bond Fund Class I	56,432	619,060
MainStay Intermediate Term Bond Fund Class I (a)	11,368,918	121,874,796
MainStay Money Market Fund Class A (a)	24,964,795	24,964,795
MainStay Short Duration High Yield Fund Class I (a)	1,230,554	12,428,594
MainStay Unconstrained Bond Fund Class I	2,200,468	20,464,354
Total Fixed Income Funds (Cost $232,869,717)		237,050,736
Total Investments (Cost $510,657,673) (c)	100.0%	590,570,461
Other Assets, Less Liabilities	(0.0)‡	(242,834)
Net Assets	100.0%	$590,327,627

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.

(b)	Non-income producing Underlying Fund.

(c)	As of January 31, 2014, cost was $515,867,062 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$80,800,089
Gross unrealized depreciation	(6,096,690)
Net unrealized appreciation	$74,703,399

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$353,519,725	$—	$—	$353,519,725
Fixed Income Funds	237,050,736	—	—	237,050,736
Total Investments	$590,570,461	$—	$—	$590,570,461

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund

Portfolio of Investments January 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 80.1%
MainStay Cornerstone Growth Fund Class I (a)	895,133	$27,963,969
MainStay Emerging Markets Opportunities Fund Class I (a)	839,940	7,609,858
MainStay Epoch Global Choice Fund Class I (a)	857,105	16,910,691
MainStay Epoch U.S. All Cap Fund Class I	1,109,475	29,722,846
MainStay ICAP Equity Fund Class I	634,241	31,553,504
MainStay ICAP International Fund Class I	951,705	32,871,890
MainStay International Equity Fund Class I (a)	779,891	10,161,981
MainStay International Opportunities Fund Class I (a)	2,921,386	25,445,276
MainStay Large Cap Growth Fund Class I (b)	5,982,228	60,659,792
MainStay MAP Fund Class I	1,511,174	64,844,463
MainStay Marketfield Fund Class I	602,413	11,042,232
MainStay S&P 500 Index Fund Class I	179,877	7,428,933
MainStay U.S. Equity Opportunities Fund Class I (a)	6,792,890	55,090,338
MainStay U.S. Small Cap Fund Class I (a)(b)	3,049,039	75,158,804
Total Equity Funds (Cost $356,721,023)		456,464,577

Fixed Income Funds 19.9%
MainStay Floating Rate Fund Class I	3,248,927	31,222,185
MainStay High Yield Corporate Bond Fund Class I	1,602,721	9,728,518
MainStay High Yield Municipal Bond Fund Class I	437,785	4,828,767
MainStay Intermediate Term Bond Fund Class I	1,882,454	20,179,906
MainStay Money Market Fund Class A (a)	22,717,877	22,717,877
MainStay Short Duration High Yield Fund Class I (a)	1,152,809	11,643,370
MainStay Unconstrained Bond Fund Class I	1,444,145	13,430,553
Total Fixed Income Funds (Cost $111,097,070)		113,751,176
Total Investments (Cost $467,818,093) (c)	100.0%	570,215,753
Other Assets, Less Liabilities	(0.0)‡	(104,743)
Net Assets	100.0%	$570,111,010

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of January 31, 2014, cost was $474,685,978 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$103,495,919
Gross unrealized depreciation	(7,966,144)
Net unrealized appreciation	$95,529,775

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$456,464,577	$—	$—	$456,464,577
Fixed Income Funds	113,751,176	—	—	113,751,176
Total Investments	$570,215,753	$—	$—	$570,215,753

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay New York Tax Free Opportunities Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 98.8% †
	Airport 3.6%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds
	Series C 6.00%, due 10/1/23 (a)	$500,000	$529,515
	Series C, Insured: AGM 6.00%, due 10/1/34 (a)	1,000,000	1,076,830
	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds
	5.50%, due 12/1/31	600,000	635,646
	6.00%, due 12/1/42	520,000	564,455
			2,806,446
	Appropriation 0.2%
	Hudson Yards Infrastructure Corp., Revenue Bonds Series A, Insured: NATL-RE 4.50%, due 2/15/47	145,000	143,856

	Charter School 1.0%
	Build NYC Resource Corp., Bronx Charter School For Excellence, Revenue Bonds Series A 5.50%, due 4/1/43	750,000	737,100

	Dedicated Tax 2.1%
	Guam Government, Revenue Bonds Series A 5.375%, due 12/1/24	1,000,000	1,048,780
	New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds Series F-1 5.00%, due 5/1/28	500,000	556,100
			1,604,880
	Development 1.8%
	New York City Industrial Development Agency, British Airways PLC Project, Revenue Bonds 5.25%, due 12/1/32 (a)	1,500,000	1,396,350

	Education 2.0%
	Riverhead Industrial Development Agency, Revenue Bonds 7.00%, due 8/1/43	1,500,000	1,529,145

	Facilities 1.6%
	Territory of Guam, Unlimited General Obligation Series A 6.75%, due 11/15/29	1,175,000	1,230,566

	General 11.3%
¤	Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
	5.00%, due 8/1/32	1,000,000	1,041,810
	5.00%, due 8/1/42	1,000,000	1,023,990
	Nassau County Industrial Development Agency, Revenue Bonds 0.04%, due 1/1/34 (b)	200,000	200,000
¤	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/36	830,000	763,119
	Insured: AMBAC 5.00%, due 1/1/39	500,000	451,560
	Insured: GTY 6.375%, due 1/1/39	500,000	550,225
	New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds
	Insured: GTY (zero coupon), due 3/1/40	160,000	39,206
	Insured: GTY (zero coupon), due 3/1/44	500,000	92,625
	Insured: GTY (zero coupon), due 3/1/46	3,250,000	536,640
	Insured: GTY (zero coupon), due 3/1/47	400,000	62,448
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds Series C, Insured: AMBAC 5.50%, due 7/1/17	700,000	670,985
	Schenectady Metroplex Development Authority, Revenue Bonds Series A, Insured: AGM 5.50%, due 8/1/33	1,000,000	1,093,190
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,000,000	1,013,620
	Virgin Islands Public Finance Authority, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,200,000	1,216,344
			8,755,762
	General Obligation 7.0%
	City of New York, Unlimited General Obligation Series H-5 0.30%, due 3/1/34 (b)	900,000	900,000
	Genesee Valley Central School District at Angelica Belmont, General Obligation Insured: AGM 4.00%, due 6/15/30	665,000	675,155
	Moravia Central School District, General Obligation
	Insured: AGM 4.00%, due 6/15/35	335,000	327,680
	Insured: AGM 4.00%, due 6/15/36	345,000	333,822
	Insured: AGM 4.00%, due 6/15/37	360,000	340,351
	Nassau County, General Obligation Series A 4.00%, due 4/1/27	1,000,000	1,007,720
	Newburgh, Limited General Obligation Series A 5.50%, due 6/15/31	500,000	488,760
	Oyster Bay Public Improvement, Unlimited General Obligation Series B 4.00%, due 12/1/20	100,000	107,723
	Suffolk County Industrial Development Agency, Westhampton Free Association Library, Revenue Bonds Insured: AMBAC 5.00%, due 6/15/17	315,000	344,213
	Village of Harrison, NY, Public Improvement, General Obligation
	5.00%, due 12/15/24	395,000	467,629
	5.00%, due 12/15/25	365,000	427,298
			5,420,351
	Higher Education 24.4%
	Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing, Revenue Bonds Series: A 5.375%, due 10/1/41	855,000	903,829
¤	Dutchess County Industrial Development Agency, Bard College, Revenue Bonds Series A-1 5.00%, due 8/1/46	2,015,000	1,728,346
	Dutchess County Local Development Corp., Marist College Project, Revenue Bonds Series A 5.00%, due 7/1/39	1,000,000	1,050,930
	Geneva Development Corp., Hobart & William Smith College, Revenue Bonds 5.00%, due 9/1/32	1,000,000	1,068,640
	Hempstead Town Local Development Corp., Adelphi University Project, Revenue Bonds Series B 5.25%, due 2/1/39	475,000	495,653
	Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds Series A 5.00%, due 7/1/29	1,000,000	1,119,730
	Monroe County Industrial Development Corp., John Fisher College, Revenue Bonds Series A 5.00%, due 6/1/24	330,000	357,614
	New York City Industrial Development Agency, Polytechnic University Project, Revenue Bonds Insured: ACA 5.25%, due 11/1/37	440,000	457,627
	New York City Industrial Development Agency, Vaughn College of Aeronautics & Technology, Revenue Bonds Series B 5.25%, due 12/1/36	500,000	464,800
	New York State Dormitory Authority, Catholic Health System Obligation Group, Revenue Bonds
	Series A 5.00%, due 7/1/32	600,000	604,074
	Series B 5.00%, due 7/1/32	390,000	392,648
	New York State Dormitory Authority, Culinary Institute of America, Revenue Bonds 6.00%, due 7/1/38	1,500,000	1,595,355
	New York State Dormitory Authority, Miriam Osborn Memorial Home, Revenue Bonds 5.00%, due 7/1/42	815,000	831,618
	New York State Dormitory Authority, New York University, Revenue Bonds Series A 5.25%, due 7/1/48	755,000	824,241
	New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series B 5.00%, due 5/1/39	1,500,000	1,557,390
	New York State Dormitory Authority, Pace University, Revenue Bonds Series A 5.00%, due 5/1/29	1,100,000	1,056,792
¤	New York State Dormitory Authority, The New School, Revenue Bonds 6.00%, due 7/1/50	1,500,000	1,627,170
	Orange County Funding Corp., Revenue Bonds Series A 5.00%, due 7/1/42	1,000,000	988,740
	St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds 5.375%, due 9/1/41	500,000	523,085
	Troy Capital Resource Corp., Rensselaer Polytechnic-A, Revenue Bonds 5.125%, due 9/1/40	1,185,000	1,221,640
			18,869,922
	Hospital 7.0%
¤	Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds Insured: AGM 4.75%, due 12/15/32	2,000,000	2,015,740
	Monroe County Industrial Development Corp., Rochester General Hospital, Revenue Bonds Series A 5.00%, due 12/1/32	540,000	557,880
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds
	4.50%, due 7/1/32	1,000,000	835,090
	5.00%, due 7/1/42	500,000	420,270
	Westchester County Healthcare Corp., Revenue Bonds
	Series A 4.50%, due 11/1/26	125,000	128,926
	Series A 5.00%, due 11/1/30	1,400,000	1,457,358
			5,415,264
	Housing 2.3%
	New York State Housing Finance Agency, Affordable Housing, Revenue Bonds Series B 4.85%, due 11/1/41	1,000,000	1,017,310
	Southampton Housing Authority, Revenue Bonds
	3.00%, due 5/15/32	425,000	360,090
	3.125%, due 5/15/35	315,000	256,435
	3.25%, due 5/15/37	200,000	161,278
			1,795,113
	Industrial Development / Pollution Control 10.1%
	New York City Industrial Development Agency, Liberty Interactive Corp., Revenue Bonds 5.00%, due 9/1/35	700,000	700,308
	New York City Industrial Development Agency, Revenue Bonds Series A 5.00%, due 7/1/28 (a)	1,500,000	1,454,970
	New York City Trust for Cultural Resources, Wildlife Conservation Society, Revenue Bonds Series A 5.00%, due 8/1/33	1,000,000	1,076,340
¤	New York Liberty Development Corp., Bank of America, Revenue Bonds
	Class 2 5.625%, due 7/15/47	1,050,000	1,124,949
	Class 3 6.375%, due 7/15/49	545,000	584,333
	New York Liberty Development Corp., Goldman Sachs Headquarters, Revenue Bonds 5.50%, due 10/1/37	365,000	400,058
	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	Class 2 5.00%, due 9/15/43	1,040,000	1,062,568
	Class 3 5.00%, due 3/15/44	500,000	501,795
	Niagara Area Development Corp., Covanta Energy Project, Revenue Bonds 5.25%, due 11/1/42 (a)	1,000,000	913,010
			7,818,331
	Life Care 3.1%
	Tompkins County Development Corp., Kendall at Ithaca, Inc. Project, Revenue Bonds 4.50%, due 7/1/42	770,000	656,987
¤	Westchester County Local Development Corp., Kendal on Hudson Project, Revenue Bonds 5.00%, due 1/1/34	1,750,000	1,768,743
			2,425,730
	Medical 4.6%
	Albany Industrial Development Agency, Revenue Bonds Series A 5.25%, due 11/15/32	1,400,000	1,454,880
¤	New York State Dormitory Authority, Revenue Bonds 5.00%, due 7/1/41	2,000,000	2,099,180
			3,554,060
	Multi Family Housing 3.1%
	Housing Development Corp., College of Staten Island Residence, Revenue Bonds Insured: AGM 4.10%, due 7/1/42	1,000,000	936,330
	Housing Development Corp., Revenue Bonds
	Series D-1-A 4.00%, due 5/1/32	1,000,000	989,090
	Series D-1-B 4.20%, due 5/1/37	500,000	484,445
			2,409,865
	Power 1.2%
	Puerto Rico Electric Power Authority, Revenue Bonds Series N, Insured: NATL-RE 5.25%, due 7/1/19	500,000	472,250
	Virgin Islands Water And Power Authority, Revenue Bonds Series A 5.00%, due 7/1/31	600,000	478,716
			950,966
	Public Power 0.2%
	Guam Power Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/30	175,000	183,839

	Tobacco Settlement 6.9%
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	1,000,000	740,110
	Series A-3 5.125%, due 6/1/46	1,150,000	798,721
	New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds Series A 5.00%, due 6/1/42	485,000	356,732
¤	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
	Series B 5.25%, due 6/1/37	950,000	963,044
	5.375%, due 6/1/28	825,000	757,226
¤	TSASC, Inc., Revenue Bonds
	Series 1 5.00%, due 6/1/34	1,205,000	935,815
	Series 1 5.125%, due 6/1/42	1,025,000	777,862
			5,329,510
	Transportation 3.7%
	Metropolitan Transportation Authority, Revenue Bonds Series E 5.00%, due 11/15/42	890,000	915,765
	Port Authority of New York And New Jersey, Revenue Bonds 5.00%, due 12/1/38 (a)	1,500,000	1,565,640
	Triborough Bridge And Tunnel Authority, Revenue Bonds 0.05%, due 1/1/32 (b)	405,000	405,000
			2,886,405
	Utilities 1.6%
	Guam Government Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	1,210,000	1,220,684

	Total Municipal Bonds (Cost $78,690,452)		76,484,145

	Shares
Unaffiliated Investment Company 0.3%
New York 0.3%
Nuveen New York AMT-Free Municipal Income Fund	17,036	214,483

Total Unaffiliated Investment Company (Cost $255,425)		214,483
Total Investments (Cost $78,945,877) (e)	99.1%	76,698,628
Other Assets, Less Liabilities	0.9	704,319
Net Assets	100.0%	$77,402,947

	Contracts Short	Unrealized Appreciation (Depreciation)(c)
Futures Contracts (0.1%)
United States Treasury Notes March 2014 (10 Year) (d)	(115)	$(51,458)

Total Futures Contracts (Notional Amount $14,461,250)		$(51,458)

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2014. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown was the rate in effect as of January 31, 2014.
(c)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2014.
(d)	As of January 31, 2014, cash in the amount of $169,625 was on deposit with the broker for futures transactions.
(e)	As of January 31, 2014, cost was $78,945,877 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$636,277
Gross unrealized depreciation	(2,883,526)
Net unrealized depreciation	$(2,247,249)

The following abbreviations are used in the above portfolio:
ACA	—ACA Financial Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
GTY	—Assured Guaranty Corp.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$76,484,145	$—	$76,484,145
Unaffiliated Investment Company	214,483	—	—	214,483
Total Investments in Securities	$214,483	$76,484,145	$—	$76,698,628

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(51,458)	$—	$—	$(51,458)
Total Other Financial Instruments	$(51,458)	$—	$—	$(51,458)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund

Portfolio of Investments January 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 91.3% †
Equity Funds 32.3%
MainStay Common Stock Fund Class I	86,732	$1,452,768
MainStay Cornerstone Growth Fund Class I	24,282	758,556
MainStay Emerging Markets Opportunities Fund Class I	26,018	235,725
MainStay Epoch International Small Cap Fund Class I	30,313	689,630
MainStay Epoch U.S. All Cap Fund Class I	118,187	3,166,232
MainStay ICAP Equity Fund Class I	28,259	1,405,878
MainStay ICAP International Fund Class I	46,965	1,622,157
MainStay International Equity Fund Class I	55,668	725,357
MainStay Large Cap Growth Fund Class I (a)	324,919	3,294,676
MainStay MAP Fund Class I	67,698	2,904,917
MainStay S&P 500 Index Fund Class I	60,864	2,513,665
Total Equity Funds (Cost $14,513,302)		18,769,561

Fixed Income Funds 59.0%
MainStay Floating Rate Fund Class I	208,504	2,003,726
MainStay High Yield Corporate Bond Fund Class I	166,292	1,009,395
MainStay High Yield Municipal Bond Fund Class I	54,467	600,768
MainStay Indexed Bond Fund Class I	1,092,922	11,989,359
MainStay Intermediate Term Bond Fund Class I	1,303,710	13,975,770
MainStay Money Market Fund Class A	2,638,961	2,638,961
MainStay Short Duration High Yield Fund Class I	199,602	2,015,978
Total Fixed Income Funds (Cost $34,157,933)		34,233,957
Total Affiliated Investment Companies (Cost $48,671,235)		53,003,518

Unaffiliated Investment Companies 8.5%
Equity Funds 5.4%
Guggenheim China Small Cap ETF	7,943	200,720
iShares MSCI All Country Asia ex-Japan ETF	7,508	419,922
iShares MSCI Poland Capped ETF	3,632	101,442
iShares Russell 2000 Index ETF	18,857	2,115,001
Market Vectors Vietnam ETF	5,375	113,251
SPDR S&P Emerging Markets SmallCap ETF	4,573	199,246
Total Equity Funds (Cost $2,871,819)		3,149,582

Fixed Income Funds 3.1%
iShares TIPS Bond Fund ETF	13,473	1,511,805
Market Vectors Emerging Markets Local Currency Bond ETF	13,118	295,418
Total Fixed Income Funds (Cost $1,808,658)		1,807,223
Total Unaffiliated Investment Companies (Cost $4,680,477)		4,956,805

Total Investments (Cost $53,351,712) (b)	99.8%	57,960,323
Other Assets, Less Liabilities	0.2	90,247
Net Assets	100.0%	$58,050,570

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	As of January 31, 2014, cost was $53,978,994 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$4,805,105
Gross unrealized depreciation	(823,776)
Net unrealized appreciation	$3,981,329

The following abbreviations are used in the above portfolio:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$18,769,561	$—	$—	$18,769,561
Fixed Income Funds	34,233,957	—	—	34,233,957
Total Affiliated Investment Companies	53,003,518	—	—	53,003,518
Unaffiliated Investment Companies
Equity Funds	3,149,582	—	—	3,149,582
Fixed Income Funds	1,807,223	—	—	1,807,223
Total Unaffiliated Investment Companies	4,956,805	—	—	4,956,805
Total Investments	$57,960,323	$—	$—	$57,960,323

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund

Portfolio of Investments January 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 90.5% †
Equity Funds 49.2%
MainStay Common Stock Fund Class I (a)	258,109	$4,323,332
MainStay Cornerstone Growth Fund Class I	76,992	2,405,227
MainStay Emerging Markets Opportunities Fund Class I	84,058	761,566
MainStay Epoch International Small Cap Fund Class I	108,698	2,472,874
MainStay Epoch U.S. All Cap Fund Class I	376,845	10,095,683
MainStay ICAP Equity Fund Class I	97,347	4,843,017
MainStay ICAP International Fund Class I	188,938	6,525,920
MainStay International Equity Fund Class I	222,396	2,897,823
MainStay Large Cap Growth Fund Class I (b)	994,797	10,087,245
MainStay MAP Fund Class I	228,912	9,822,593
MainStay S&P 500 Index Fund Class I	190,605	7,872,002
Total Equity Funds (Cost $49,152,421)		62,107,282

Fixed Income Funds 41.3%
MainStay Floating Rate Fund Class I	418,540	4,022,169
MainStay High Yield Corporate Bond Fund Class I	85,236	517,382
MainStay High Yield Municipal Bond Fund Class I	118,657	1,308,789
MainStay Indexed Bond Fund Class I	833,305	9,141,351
MainStay Intermediate Term Bond Fund Class I	2,509,877	26,905,879
MainStay Money Market Fund Class A	5,795,528	5,795,528
MainStay Short Duration High Yield Fund Class I	436,322	4,406,853
Total Fixed Income Funds (Cost $51,906,645)		52,097,951
Total Affiliated Investment Companies (Cost $101,059,066)		114,205,233

Unaffiliated Investment Companies 9.4%
Equity Funds 7.7%
Guggenheim China Small Cap ETF	25,113	634,606
iShares MSCI All Country Asia ex-Japan ETF	23,601	1,320,004
iShares MSCI Poland Capped ETF	11,462	320,134
iShares Russell 2000 Index ETF	57,653	6,466,360
Market Vectors Vietnam ETF	16,992	358,021
SPDR S&P Emerging Markets SmallCap ETF	14,464	630,196
Total Equity Funds (Cost $8,733,862)		9,729,321

Fixed Income Funds 1.7%
iShares TIPS Bond Fund ETF	16,803	1,885,465
Market Vectors Emerging Markets Local Currency Bond ETF	11,835	266,524
Total Fixed Income Funds (Cost $2,161,484)		2,151,989
Total Unaffiliated Investment Companies (Cost $10,895,346)		11,881,310

Total Investments (Cost $111,954,412) (c)	99.9%	126,086,543
Other Assets, Less Liabilities	0.1	63,507
Net Assets	100.0%	$126,150,050

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of January 31, 2014, cost was $113,168,185 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$14,371,421
Gross unrealized depreciation	(1,453,063)
Net unrealized appreciation	$12,918,358

The following abbreviations are used in the above portfolio:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$62,107,282	$—	$—	$62,107,282
Fixed Income Funds	52,097,951	—	—	52,097,951
Total Affiliated Investment Companies	114,205,233	—	—	114,205,233
Unaffiliated Investment Companies
Equity Funds	9,729,321	—	—	9,729,321
Fixed Income Funds	2,151,989	—	—	2,151,989
Total Unaffiliated Investment Companies	11,881,310	—	—	11,881,310
Total Investments	$126,086,543	$—	$—	$126,086,543

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund

Portfolio of Investments January 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 89.0% †
Equity Funds 63.9%
MainStay Common Stock Fund Class I (a)	454,909	$7,619,725
MainStay Cornerstone Growth Fund Class I	143,271	4,475,792
MainStay Emerging Markets Opportunities Fund Class I	104,250	944,502
MainStay Epoch International Small Cap Fund Class I	177,711	4,042,933
MainStay Epoch U.S. All Cap Fund Class I	550,294	14,742,365
MainStay ICAP Equity Fund Class I	150,759	7,500,238
MainStay ICAP International Fund Class I	323,724	11,181,419
MainStay International Equity Fund Class I	376,439	4,904,996
MainStay Large Cap Growth Fund Class I (b)	1,487,878	15,087,084
MainStay MAP Fund Class I	336,608	14,443,857
MainStay S&P 500 Index Fund Class I	289,392	11,951,910
Total Equity Funds (Cost $76,387,363)		96,894,821

Fixed Income Funds 25.1%
MainStay Floating Rate Fund Class I	584,464	5,616,701
MainStay High Yield Corporate Bond Fund Class I	37,589	228,167
MainStay High Yield Municipal Bond Fund Class I	143,601	1,583,919
MainStay Intermediate Term Bond Fund Class I	1,743,311	18,688,294
MainStay Money Market Fund Class A	6,975,288	6,975,288
MainStay Short Duration High Yield Fund Class I	490,520	4,954,252
Total Fixed Income Funds (Cost $37,732,352)		38,046,621
Total Affiliated Investment Companies (Cost $114,119,715)		134,941,442

Unaffiliated Investment Companies 10.9%
Equity Funds 10.1%
Guggenheim China Small Cap ETF	37,631	950,935
iShares MSCI All Country Asia ex-Japan ETF	34,957	1,955,145
iShares MSCI Poland Capped ETF	17,093	477,408
iShares Russell 2000 Index ETF	93,425	10,478,548
Market Vectors Vietnam ETF	25,332	533,745
SPDR S&P Emerging Markets SmallCap ETF	21,675	944,380
Total Equity Funds (Cost $12,918,193)		15,340,161

Fixed Income Fund 0.8%
Market Vectors Emerging Markets Local Currency Bond ETF	53,286	1,200,001

Total Fixed Income Fund (Cost $1,303,356)		1,200,001
Total Unaffiliated Investment Companies (Cost $14,221,549)		16,540,162
Total Investments (Cost $128,341,264) (c)	99.9%	151,481,604
Other Assets, Less Liabilities	0.1	121,602
Net Assets	100.0%	$151,603,206

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of January 31, 2014, cost was $130,685,088 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$23,488,702
Gross unrealized depreciation	(2,692,186)
Net unrealized appreciation	$20,796,516

The following abbreviations are used in the above portfolio:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$96,894,821	$—	$—	$96,894,821
Fixed Income Funds	38,046,621	—	—	38,046,621
Total Affiliated Investment Companies	134,941,442	—	—	134,941,442
Unaffiliated Investment Companies
Equity Funds	15,340,161	—	—	15,340,161
Fixed Income Fund	1,200,001	—	—	1,200,001
Total Unaffiliated Investment Companies	16,540,162	—	—	16,540,162
Total Investments	$151,481,604	$—	$—	$151,481,604

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund

Portfolio of Investments January 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 85.9% †
Equity Funds 71.6%
MainStay Common Stock Fund Class I (a)	433,698	$7,264,448
MainStay Cornerstone Growth Fund Class I	146,317	4,570,955
MainStay Emerging Markets Opportunities Fund Class I	82,056	743,426
MainStay Epoch International Small Cap Fund Class I	144,493	3,287,207
MainStay Epoch U.S. All Cap Fund Class I	472,435	12,656,522
MainStay ICAP Equity Fund Class I	94,158	4,684,378
MainStay ICAP International Fund Class I	268,450	9,272,272
MainStay International Equity Fund Class I	313,658	4,086,958
MainStay Large Cap Growth Fund Class I (b)	1,045,943	10,605,862
MainStay MAP Fund Class I	210,499	9,032,500
MainStay S&P 500 Index Fund Class I	216,502	8,941,541
Total Equity Funds (Cost $61,645,044)		75,146,069

Fixed Income Funds 14.3%
MainStay Floating Rate Fund Class I	327,952	3,151,622
MainStay High Yield Municipal Bond Fund Class I	98,148	1,082,571
MainStay Intermediate Term Bond Fund Class I	379,629	4,069,628
MainStay Money Market Fund Class A	4,726,363	4,726,363
MainStay Short Duration High Yield Fund Class I	190,538	1,924,435
Total Fixed Income Funds (Cost $14,792,603)		14,954,619
Total Affiliated Investment Companies (Cost $76,437,647)		90,100,688

Unaffiliated Investment Companies 14.0%
Equity Funds 13.6%
Guggenheim China Small Cap ETF	30,346	766,844
iShares MSCI All Country Asia ex-Japan ETF	28,237	1,579,295
iShares MSCI Poland Capped ETF	13,704	382,753
iShares Russell 2000 Index ETF	92,240	10,345,638
Market Vectors Vietnam ETF	20,305	427,826
SPDR S&P Emerging Markets SmallCap ETF	17,479	761,560
Total Equity Funds (Cost $11,417,990)		14,263,916

Fixed Income Fund 0.4%
Market Vectors Emerging Markets Local Currency Bond ETF	17,455	393,087

Total Fixed Income Fund (Cost $408,661)		393,087
Total Unaffiliated Investment Companies (Cost $11,826,651)		14,657,003
Total Investments (Cost $88,264,298) (c)	99.9%	104,757,691
Other Assets, Less Liabilities	0.1	127,912
Net Assets	100.0%	$104,885,603

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of January 31, 2014, cost was $89,937,663 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$16,701,589
Gross unrealized depreciation	(1,881,561)
Net unrealized appreciation	$14,820,028

The following abbreviation is used in the above portfolio:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$75,146,069	$—	$—	$75,146,069
Fixed Income Funds	14,954,619	—	—	14,954,619
Total Affiliated Investment Companies	90,100,688	—	—	90,100,688
Unaffiliated Investment Companies
Equity Funds	14,263,916	—	—	14,263,916
Fixed Income Fund	393,087	—	—	393,087
Total Unaffiliated Investment Companies	14,657,003	—	—	14,657,003
Total Investments	$104,757,691	$—	$—	$104,757,691

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund

Portfolio of Investments January 31, 2014 (Unaudited)

	Shares	Value
Affiliated Investment Companies 85.5% †
Equity Funds 75.1%
MainStay Common Stock Fund Class I (a)	399,970	$6,699,503
MainStay Cornerstone Growth Fund Class I	176,556	5,515,596
MainStay Emerging Markets Opportunities Fund Class I	53,193	481,930
MainStay Epoch International Small Cap Fund Class I	93,502	2,127,171
MainStay Epoch U.S. All Cap Fund Class I	331,006	8,867,648
MainStay ICAP Equity Fund Class I	55,194	2,745,891
MainStay ICAP International Fund Class I	177,550	6,132,566
MainStay International Equity Fund Class I	206,465	2,690,240
MainStay Large Cap Growth Fund Class I (b)	512,814	5,199,933
MainStay MAP Fund Class I	132,472	5,684,375
MainStay S&P 500 Index Fund Class I	29,196	1,205,795
Total Equity Funds (Cost $39,494,838)		47,350,648

Fixed Income Funds 10.4%
MainStay Floating Rate Fund Class I	134,715	1,294,613
MainStay High Yield Municipal Bond Fund Class I	58,524	645,525
MainStay Intermediate Term Bond Fund Class I	81,326	871,818
MainStay Money Market Fund Class A	2,851,336	2,851,336
MainStay Short Duration High Yield Fund Class I	89,814	907,124
Total Fixed Income Funds (Cost $6,516,907)		6,570,416
Total Affiliated Investment Companies (Cost $46,011,745)		53,921,064

Unaffiliated Investment Companies 14.4%
Equity Funds 14.4%
Guggenheim China Small Cap ETF	18,960	479,119
iShares MSCI All Country Asia ex-Japan ETF	17,908	1,001,595
iShares MSCI Poland Capped ETF	8,490	237,126
iShares Russell 2000 Index ETF	58,965	6,613,514
Market Vectors Vietnam ETF	12,571	264,871
SPDR S&P Emerging Markets SmallCap ETF	10,918	475,697
Total Equity Funds (Cost $7,145,423)		9,071,922

Fixed Income Fund 0.0%‡
Market Vectors Emerging Markets Local Currency Bond ETF	1,095	24,660

Total Fixed Income Fund (Cost $24,785)		24,660
Total Unaffiliated Investment Companies (Cost $7,170,208)		9,096,582
Total Investments (Cost $53,181,953) (c)	99.9%	63,017,646
Other Assets, Less Liabilities	0.1	67,810
Net Assets	100.0%	$63,085,456

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of January 31, 2014, cost was $54,377,775 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$9,960,460
Gross unrealized depreciation	(1,320,589)
Net unrealized appreciation	$8,639,871

The following abbreviations are used in the above portfolio:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$47,350,648	$—	$—	$47,350,648
Fixed Income Funds	6,570,416	—	—	6,570,416
Total Affiliated Investment Companies	53,921,064	—	—	53,921,064
Unaffiliated Investment Companies
Equity Funds	9,071,922	—	—	9,071,922
Fixed Income Fund	24,660	—	—	24,660
Total Unaffiliated Investment Companies	9,096,582	—	—	9,096,582
Total Investments	$63,017,646	$—	$—	$63,017,646

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 97.0% †
	Aerospace & Defense 2.8%
	Boeing Co. (The)	76,926	$9,635,750
	General Dynamics Corp.	37,234	3,772,176
	Honeywell International, Inc.	87,319	7,966,112
	L-3 Communications Holdings, Inc.	9,859	1,095,039
	Lockheed Martin Corp.	29,945	4,519,000
	Northrop Grumman Corp.	24,704	2,854,547
	Precision Castparts Corp.	16,169	4,119,053
	Raytheon Co.	35,553	3,380,024
	Rockwell Collins, Inc.	15,034	1,135,969
	Textron, Inc.	31,280	1,110,440
	United Technologies Corp.	93,940	10,711,039
			50,299,149
	Air Freight & Logistics 0.8%
	C.H. Robinson Worldwide, Inc.	16,869	987,511
	Expeditors International of Washington, Inc.	22,878	934,795
	FedEx Corp.	33,116	4,415,025
	United Parcel Service, Inc. Class B	79,541	7,574,690
			13,912,021
	Airlines 0.3%
	Delta Air Lines, Inc.	95,197	2,913,980
	Southwest Airlines Co.	77,527	1,624,191
			4,538,171
	Auto Components 0.4%
	BorgWarner, Inc.	25,327	1,360,060
	Delphi Automotive PLC	31,158	1,897,210
	Goodyear Tire & Rubber Co. (The)	27,474	650,035
	Johnson Controls, Inc.	76,225	3,515,497
			7,422,802
	Automobiles 0.7%
	Ford Motor Co.	438,922	6,566,273
	General Motors Co. (a)	126,745	4,572,960
	Harley-Davidson, Inc.	24,604	1,517,821
			12,657,054
	Beverages 2.1%
	Beam, Inc.	18,149	1,511,812
	Brown-Forman Corp. Class B	18,026	1,388,002
	Coca-Cola Co. (The)	422,597	15,982,619
	Coca-Cola Enterprises, Inc.	26,874	1,163,375
	Constellation Brands, Inc. Class A (a)	18,538	1,421,308
	Dr. Pepper Snapple Group, Inc.	22,322	1,068,777
	Molson Coors Brewing Co. Class B	17,592	926,043
	Monster Beverage Corp. (a)	15,112	1,026,105
	PepsiCo., Inc.	170,655	13,713,836
			38,201,877
	Biotechnology 2.6%
	Alexion Pharmaceuticals, Inc. (a)	21,821	3,463,647
	Amgen, Inc.	83,914	9,981,570
	Biogen Idec, Inc. (a)	26,284	8,217,430
	Celgene Corp. (a)	45,858	6,967,206
	Gilead Sciences, Inc. (a)	170,621	13,760,583
	Regeneron Pharmaceuticals, Inc. (a)	8,735	2,520,834
	Vertex Pharmaceuticals, Inc. (a)	26,017	2,056,384
			46,967,654
	Building Products 0.1%
	Allegion PLC (a)	9,937	490,391
	Masco Corp.	39,726	840,602
			1,330,993
	Capital Markets 2.1%
	Ameriprise Financial, Inc.	21,643	2,286,367
	Bank of New York Mellon Corp.	127,801	4,084,520
	BlackRock, Inc.	14,143	4,249,547
	Charles Schwab Corp. (The)	129,115	3,204,634
	E*TRADE Financial Corp. (a)	31,959	639,819
	Franklin Resources, Inc.	44,922	2,336,393
	Goldman Sachs Group, Inc. (The)	46,903	7,697,720
	Invesco, Ltd.	49,329	1,640,189
	Legg Mason, Inc.	11,817	500,450
	Morgan Stanley	154,175	4,549,704
	Northern Trust Corp.	24,993	1,505,079
	State Street Corp.	48,850	3,270,508
	T. Rowe Price Group, Inc.	29,032	2,277,270
			38,242,200
	Chemicals 2.5%
	Air Products & Chemicals, Inc.	23,513	2,472,157
	Airgas, Inc.	7,389	762,840
	CF Industries Holdings, Inc.	6,376	1,471,963
	Dow Chemical Co. (The)	134,969	6,142,439
	E.I. du Pont de Nemours & Co.	103,054	6,287,325
	Eastman Chemical Co.	17,125	1,335,065
	Ecolab, Inc.	30,179	3,034,197
	FMC Corp.	14,833	1,047,655
	International Flavors & Fragrances, Inc.	9,069	786,101
	LyondellBasell Industries, N.V. Class A	48,606	3,828,209
	Monsanto Co.	58,510	6,234,240
	Mosaic Co. (The)	37,924	1,693,686
	PPG Industries, Inc.	15,802	2,881,653
	Praxair, Inc.	32,760	4,085,827
	Sherwin-Williams Co. (The)	9,581	1,755,814
	Sigma-Aldrich Corp.	13,320	1,238,360
			45,057,531
	Commercial Banks 2.8%
	BB&T Corp.	78,439	2,934,403
	Comerica, Inc.	20,353	932,167
	Fifth Third Bancorp	98,235	2,064,900
	Huntington Bancshares, Inc.	92,416	838,213
	KeyCorp	99,783	1,273,231
	M&T Bank Corp.	14,488	1,615,557
	PNC Financial Services Group, Inc.	59,211	4,729,775
	Regions Financial Corp.	153,296	1,559,020
	SunTrust Banks, Inc.	59,567	2,205,170
	U.S. Bancorp	203,226	8,074,169
¤	Wells Fargo & Co.	533,408	24,184,719
	Zions Bancorp.	20,541	590,554
			51,001,878
	Commercial Services & Supplies 0.5%
	ADT Corp. (The)	22,255	668,540
	Cintas Corp.	11,206	639,526
	Iron Mountain, Inc.	18,940	500,205
	Pitney Bowes, Inc.	22,478	565,996
	Republic Services, Inc.	30,056	962,694
	Stericycle, Inc. (a)	9,537	1,116,401
	Tyco International, Ltd.	51,777	2,096,451
	Waste Management, Inc.	48,551	2,028,461
			8,578,274
	Communications Equipment 1.7%
	Cisco Systems, Inc.	594,955	13,035,464
	F5 Networks, Inc. (a)	8,635	923,945
	Harris Corp.	11,895	824,799
	Juniper Networks, Inc. (a)	56,195	1,495,349
	Motorola Solutions, Inc.	25,627	1,635,003
	QUALCOMM, Inc.	187,992	13,952,766
			31,867,326
	Computers & Peripherals 3.8%
¤	Apple, Inc.	100,116	50,118,070
	EMC Corp.	228,986	5,550,621
	Hewlett-Packard Co.	213,852	6,201,708
	NetApp, Inc.	37,924	1,605,702
	SanDisk Corp.	25,137	1,748,278
	Seagate Technology PLC	36,288	1,918,184
	Western Digital Corp.	23,424	2,018,446
			69,161,009
	Construction & Engineering 0.2%
	Fluor Corp.	18,182	1,381,105
	Jacobs Engineering Group, Inc. (a)	14,655	889,705
	Quanta Services, Inc. (a)	24,025	748,859
			3,019,669
	Construction Materials 0.1%
	Vulcan Materials Co.	14,466	892,986

	Consumer Finance 0.9%
	American Express Co.	102,519	8,716,165
	Capital One Financial Corp.	64,163	4,530,550
	Discover Financial Services	53,302	2,859,652
	SLM Corp.	48,551	1,105,021
			17,211,388
	Containers & Packaging 0.2%
	Avery Dennison Corp.	10,750	529,653
	Ball Corp.	16,091	823,698
	Bemis Co., Inc.	11,450	440,940
	MeadWestvaco Corp.	19,796	714,042
	Owens-Illinois, Inc. (a)	18,360	588,254
	Sealed Air Corp.	21,833	680,971
			3,777,558
	Distributors 0.1%
	Genuine Parts Co.	17,181	1,413,137

	Diversified Consumer Services 0.1%
	Graham Holdings Co. Class B	490	306,769
	H&R Block, Inc.	30,412	924,525
			1,231,294
	Diversified Financial Services 5.0%
	Bank of America Corp.	1,186,894	19,880,475
	Berkshire Hathaway, Inc. Class B (a)	200,299	22,353,368
	Citigroup, Inc.	337,504	16,007,815
	CME Group, Inc.	35,075	2,622,207
	IntercontinentalExchange Group, Inc.	12,797	2,671,886
¤	JPMorgan Chase & Co.	418,313	23,157,808
	Leucadia National Corp.	34,885	953,407
	McGraw Hill Financial, Inc.	30,134	2,291,389
	Moody's Corp.	21,065	1,571,028
	NASDAQ OMX Group, Inc. (The)	12,863	490,723
			92,000,106
	Diversified Telecommunication Services 2.1%
	AT&T, Inc.	586,209	19,532,484
	CenturyLink, Inc.	65,776	1,898,295
	Frontier Communications Corp.	111,222	522,744
	Verizon Communications, Inc.	318,454	15,292,161
	Windstream Holdings, Inc.	66,332	496,163
			37,741,847
	Electric Utilities 1.7%
	American Electric Power Co., Inc.	54,226	2,646,771
	Duke Energy Corp.	78,562	5,548,048
	Edison International	36,255	1,746,041
	Entergy Corp.	19,841	1,250,578
	Exelon Corp.	95,353	2,765,237
	FirstEnergy Corp.	46,536	1,465,419
	NextEra Energy, Inc.	47,927	4,405,929
	Northeast Utilities	35,063	1,535,759
	Pepco Holdings, Inc.	27,797	540,096
	Pinnacle West Capital Corp.	12,240	644,191
	PPL Corp.	70,126	2,143,752
	Southern Co.	98,113	4,046,180
	Xcel Energy, Inc.	55,371	1,600,776
			30,338,777
	Electrical Equipment 0.7%
	AMETEK, Inc.	27,240	1,346,201
	Eaton Corp. PLC	52,801	3,859,225
	Emerson Electric Co.	78,339	5,165,674
	Rockwell Automation, Inc.	15,434	1,772,440
	Roper Industries, Inc.	11,050	1,516,502
			13,660,042
	Electronic Equipment, Instruments & Components 0.4%
	Amphenol Corp. Class A	17,615	1,530,391
	Corning, Inc.	161,040	2,771,498
	FLIR Systems, Inc.	15,768	500,161
	Jabil Circuit, Inc.	20,576	369,751
	TE Connectivity, Ltd.	45,668	2,580,699
			7,752,500
	Energy Equipment & Services 1.8%
	Baker Hughes, Inc.	49,318	2,793,372
	Cameron International Corp. (a)	26,473	1,587,586
	Diamond Offshore Drilling, Inc.	7,733	375,360
	Ensco PLC Class A	25,995	1,309,368
	FMC Technologies, Inc. (a)	26,328	1,301,656
	Halliburton Co.	94,385	4,625,809
	Helmerich & Payne, Inc.	11,917	1,049,173
	Nabors Industries, Ltd.	28,899	493,595
	National Oilwell Varco, Inc.	47,638	3,573,326
	Noble Corp. PLC	28,198	874,984
	Rowan Cos. PLC Class A (a)	13,820	433,533
	Schlumberger, Ltd.	146,552	12,833,559
	Transocean, Ltd.	37,723	1,632,651
			32,883,972
	Food & Staples Retailing 2.2%
	Costco Wholesale Corp.	48,617	5,462,606
	CVS Caremark Corp.	132,454	8,969,785
	Kroger Co. (The)	57,908	2,090,479
	Safeway, Inc.	27,463	857,944
	Sysco Corp.	64,719	2,270,343
	Wal-Mart Stores, Inc.	180,036	13,445,088
	Walgreen Co.	96,912	5,557,903
	Whole Foods Market, Inc.	41,406	2,163,878
			40,818,026
	Food Products 1.5%
	Archer-Daniels-Midland Co.	73,221	2,890,765
	Campbell Soup Co.	19,986	823,623
	ConAgra Foods, Inc.	46,948	1,492,477
	General Mills, Inc.	70,583	3,389,396
	Hershey Co. (The)	16,669	1,656,899
	Hormel Foods Corp.	14,978	680,600
	J.M. Smucker Co. (The)	11,695	1,127,281
	Kellogg Co.	28,621	1,659,446
	Kraft Foods Group, Inc.	66,311	3,471,381
	McCormick & Co., Inc.	14,700	943,446
	Mead Johnson Nutrition Co.	22,478	1,728,333
	Mondelez International, Inc. Class A	195,158	6,391,424
	Tyson Foods, Inc. Class A	30,223	1,130,340
			27,385,411
	Gas Utilities 0.0%‡
	AGL Resources, Inc.	13,220	631,652

	Health Care Equipment & Supplies 2.0%
	Abbott Laboratories	172,057	6,307,610
	Baxter International, Inc.	60,390	4,124,637
	Becton, Dickinson & Co.	21,599	2,335,284
	Boston Scientific Corp. (a)	148,577	2,010,247
	C.R. Bard, Inc.	8,669	1,123,416
	CareFusion Corp. (a)	23,513	958,625
	Covidien PLC	51,187	3,493,001
	DENTSPLY International, Inc.	15,880	732,703
	Edwards Lifesciences Corp. (a)	12,173	792,706
	Intuitive Surgical, Inc. (a)	4,240	1,728,139
	Medtronic, Inc.	111,100	6,283,816
	St. Jude Medical, Inc.	32,471	1,971,964
	Stryker Corp.	32,849	2,549,082
	Varian Medical Systems, Inc. (a)	11,762	956,368
	Zimmer Holdings, Inc.	19,028	1,788,061
			37,155,659
	Health Care Providers & Services 2.0%
	Aetna, Inc.	40,894	2,794,287
	AmerisourceBergen Corp.	25,593	1,720,361
	Cardinal Health, Inc.	38,002	2,584,896
	Cigna Corp.	30,757	2,654,637
	DaVita HealthCare Partners, Inc. (a)	19,640	1,275,225
	Express Scripts Holding Co. (a)	89,668	6,697,303
	Humana, Inc.	17,348	1,687,960
	Laboratory Corporation of America Holdings (a)	9,726	873,687
	McKesson Corp.	25,560	4,457,920
	Patterson Cos., Inc.	9,281	370,869
	Quest Diagnostics, Inc.	16,179	849,397
	Tenet Healthcare Corp. (a)	11,039	507,904
	UnitedHealth Group, Inc.	112,034	8,097,818
	WellPoint, Inc.	32,872	2,826,992
			37,399,256
	Health Care Technology 0.1%
	Cerner Corp. (a)	32,849	1,868,780

	Hotels, Restaurants & Leisure 1.7%
	Carnival Corp.	48,739	1,910,081
	Chipotle Mexican Grill, Inc. (a)	3,438	1,897,638
	Darden Restaurants, Inc.	14,533	718,512
	International Game Technology	27,697	399,668
	Marriott International, Inc. Class A	25,004	1,232,697
	McDonald's Corp.	110,721	10,426,597
	Starbucks Corp.	83,858	5,963,981
	Starwood Hotels & Resorts Worldwide, Inc.	21,309	1,591,995
	Wyndham Worldwide Corp.	14,499	1,028,559
	Wynn Resorts, Ltd.	8,991	1,954,823
	Yum! Brands, Inc.	49,552	3,327,417
			30,451,968
	Household Durables 0.4%
	D.R. Horton, Inc.	31,625	742,555
	Garmin, Ltd.	13,687	616,599
	Harman International Industries, Inc.	7,522	778,000
	Leggett & Platt, Inc.	15,712	471,674
	Lennar Corp. Class A	18,606	747,217
	Mohawk Industries, Inc. (a)	6,787	964,976
	Newell Rubbermaid, Inc.	31,959	987,533
	PulteGroup, Inc.	38,369	779,658
	Whirlpool Corp.	8,735	1,164,376
			7,252,588
	Household Products 1.9%
	Clorox Co. (The)	14,354	1,267,028
	Colgate-Palmolive Co.	97,802	5,988,416
	Kimberly-Clark Corp.	42,463	4,644,178
¤	Procter & Gamble Co. (The)	302,474	23,175,558
			35,075,180
	Independent Power Producers & Energy Traders 0.1%
	AES Corp. (The)	73,065	1,027,294
	NRG Energy, Inc.	35,987	1,002,238
			2,029,532
	Industrial Conglomerates 2.3%
	3M Co.	71,173	9,123,667
	Danaher Corp.	66,722	4,963,449
¤	General Electric Co.	1,125,836	28,292,259
			42,379,375
	Insurance 2.8%
	ACE, Ltd.	37,846	3,550,333
	Aflac, Inc.	51,867	3,256,210
	Allstate Corp. (The)	50,609	2,591,181
	American International Group, Inc.	163,833	7,857,431
	Aon PLC	33,494	2,694,927
	Assurant, Inc.	8,090	528,681
	Chubb Corp. (The)	28,020	2,368,811
	Cincinnati Financial Corp.	16,402	794,677
	Genworth Financial, Inc. Class A (a)	55,004	811,309
	Hartford Financial Services Group, Inc. (The)	49,752	1,654,254
	Lincoln National Corp.	29,188	1,401,900
	Loews Corp.	34,040	1,517,843
	Marsh & McLennan Cos., Inc.	61,069	2,791,464
	MetLife, Inc.	124,753	6,119,135
	Principal Financial Group, Inc.	30,468	1,327,491
	Progressive Corp. (The)	61,425	1,427,517
	Prudential Financial, Inc.	51,521	4,347,857
	Torchmark Corp.	10,059	755,934
	Travelers Companies, Inc. (The)	40,517	3,293,222
	Unum Group	29,065	935,893
	XL Group PLC	31,469	904,419
			50,930,489
	Internet & Catalog Retail 1.4%
	Amazon.com, Inc. (a)	41,262	14,800,267
	Expedia, Inc.	11,462	744,801
	Netflix, Inc. (a)	6,599	2,701,169
	priceline.com, Inc. (a)	5,720	6,548,771
	TripAdvisor, Inc. (a)	12,329	951,675
			25,746,683
	Internet Software & Services 3.3%
	Akamai Technologies, Inc. (a)	19,919	949,738
	eBay, Inc. (a)	129,649	6,897,327
	Facebook, Inc. Class A (a)	183,018	11,451,436
¤	Google, Inc. Class A (a)	31,225	36,875,788
	VeriSign, Inc. (a)	14,332	842,005
	Yahoo!, Inc. (a)	104,979	3,781,344
			60,797,638
	IT Services 3.5%
	Accenture PLC Class A	70,739	5,650,631
	Alliance Data Systems Corp. (a)	5,419	1,298,718
	Automatic Data Processing, Inc.	53,569	4,103,385
	Cognizant Technology Solutions Corp. Class A (a)	33,662	3,262,521
	Computer Sciences Corp.	16,380	989,516
	Fidelity National Information Services, Inc.	32,393	1,642,325
	Fiserv, Inc. (a)	28,698	1,608,523
	International Business Machines Corp.	113,580	20,067,314
	MasterCard, Inc. Class A	115,170	8,716,066
	Paychex, Inc.	36,165	1,512,420
	Teradata Corp. (a)	18,182	747,644
	Total System Services, Inc.	18,583	555,260
	Visa, Inc. Class A	56,663	12,206,910
	Western Union Co. (The)	61,459	946,469
	Xerox Corp.	128,770	1,397,154
			64,704,856
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	12,853	631,339
	Mattel, Inc.	37,656	1,424,903
			2,056,242
	Life Sciences Tools & Services 0.5%
	Agilent Technologies, Inc.	36,810	2,140,502
	Life Technologies Corp. (a)	19,218	1,461,913
	PerkinElmer, Inc.	12,507	545,305
	Thermo Fisher Scientific, Inc.	40,216	4,630,470
	Waters Corp. (a)	9,470	1,025,317
			9,803,507
	Machinery 1.7%
	Caterpillar, Inc.	70,817	6,650,424
	Cummins, Inc.	19,384	2,461,380
	Deere & Co.	42,597	3,661,638
	Dover Corp.	18,962	1,641,351
	Flowserve Corp.	15,523	1,122,779
	Illinois Tool Works, Inc.	45,434	3,583,380
	Ingersoll-Rand PLC	29,812	1,752,648
	Joy Global, Inc.	11,829	624,453
	PACCAR, Inc.	39,403	2,206,568
	Pall Corp.	12,329	987,553
	Parker Hannifin Corp.	16,603	1,882,282
	Pentair, Ltd.	22,177	1,648,416
	Snap-on, Inc.	6,465	647,470
	Stanley Black & Decker, Inc.	17,270	1,336,698
	Xylem, Inc.	20,531	684,914
			30,891,954
	Media 3.6%
	Cablevision Systems Corp. Class A	23,824	382,137
	CBS Corp. Class B	62,104	3,646,747
	Comcast Corp. Class A	289,989	15,789,901
	DIRECTV (a)	54,382	3,775,742
	Discovery Communications, Inc. Class A (a)	25,116	2,003,754
	Gannett Co., Inc.	25,360	698,161
	Interpublic Group of Cos., Inc. (The)	46,313	755,828
	News Corp. Class A (a)	55,394	884,088
	Omnicom Group, Inc.	28,643	2,078,909
	Scripps Networks Interactive Class A	12,196	884,454
	Time Warner Cable, Inc.	31,369	4,180,547
	Time Warner, Inc.	100,672	6,325,222
	Twenty-First Century Fox, Inc. Class A	218,370	6,948,533
	Viacom, Inc. Class B	45,156	3,707,308
	Walt Disney Co. (The)	181,861	13,204,927
			65,266,258
	Metals & Mining 0.5%
	Alcoa, Inc.	119,022	1,369,943
	Allegheny Technologies, Inc.	12,018	377,846
	Cliffs Natural Resources, Inc.	17,037	329,155
	Freeport-McMoRan Copper & Gold, Inc.	115,528	3,744,263
	Newmont Mining Corp.	55,405	1,196,748
	Nucor Corp.	35,409	1,712,025
	United States Steel Corp.	16,102	420,423
			9,150,403
	Multi-Utilities 1.1%
	Ameren Corp.	26,996	1,021,529
	CenterPoint Energy, Inc.	47,693	1,116,016
	CMS Energy Corp.	29,599	822,556
	Consolidated Edison, Inc.	32,593	1,773,385
	Dominion Resources, Inc.	64,585	4,385,968
	DTE Energy Co.	19,674	1,342,160
	Integrys Energy Group, Inc.	8,880	482,539
	NiSource, Inc.	34,863	1,198,241
	PG&E Corp.	49,997	2,107,374
	Public Service Enterprise Group, Inc.	56,295	1,876,875
	SCANA Corp.	15,634	739,019
	Sempra Energy	25,293	2,344,914
	TECO Energy, Inc.	22,734	372,383
	Wisconsin Energy Corp.	25,204	1,075,455
			20,658,414
	Multiline Retail 0.7%
	Dollar General Corp. (a)	32,782	1,846,282
	Dollar Tree, Inc. (a)	23,157	1,169,892
	Family Dollar Stores, Inc.	10,760	665,183
	Kohl's Corp.	22,400	1,134,112
	Macy's, Inc.	41,006	2,181,519
	Nordstrom, Inc.	15,923	914,777
	Target Corp.	70,339	3,984,001
			11,895,766
	Oil, Gas & Consumable Fuels 8.0%
	Anadarko Petroleum Corp.	56,006	4,519,124
	Apache Corp.	44,422	3,565,310
	Cabot Oil & Gas Corp.	46,870	1,873,863
	Chesapeake Energy Corp.	56,251	1,513,714
¤	Chevron Corp.	214,008	23,889,713
	ConocoPhillips	136,326	8,854,374
	CONSOL Energy, Inc.	25,471	951,342
	Denbury Resources, Inc. (a)	40,806	655,752
	Devon Energy Corp.	42,463	2,514,659
	EOG Resources, Inc.	30,379	5,019,826
	EQT Corp.	16,769	1,556,331
¤	Exxon Mobil Corp.	486,115	44,800,358
	Hess Corp.	31,647	2,389,032
	Kinder Morgan, Inc.	74,923	2,548,131
	Marathon Oil Corp.	77,515	2,541,717
	Marathon Petroleum Corp.	33,494	2,915,653
	Murphy Oil Corp.	19,562	1,107,405
	Newfield Exploration Co. (a)	15,145	375,142
	Noble Energy, Inc.	39,982	2,492,078
	Occidental Petroleum Corp.	89,701	7,855,117
	ONEOK, Inc.	22,956	1,572,256
	Peabody Energy Corp.	30,023	511,892
	Phillips 66	66,710	4,875,834
	Pioneer Natural Resources Co.	15,868	2,686,770
	QEP Resources, Inc.	19,952	616,317
	Range Resources Corp.	18,182	1,567,107
	Southwestern Energy Co. (a)	39,024	1,587,886
	Spectra Energy Corp.	74,556	2,680,288
	Tesoro Corp.	14,778	761,363
	Valero Energy Corp.	60,045	3,068,299
	Williams Cos., Inc. (The)	76,047	3,079,143
	WPX Energy, Inc. (a)	22,345	425,672
			145,371,468
	Paper & Forest Products 0.1%
	International Paper Co.	49,362	2,356,542

	Personal Products 0.1%
	Avon Products, Inc.	48,272	718,770
	Estee Lauder Cos., Inc. (The) Class A	28,487	1,958,196
			2,676,966
	Pharmaceuticals 5.8%
	AbbVie, Inc.	177,032	8,715,285
	Actavis PLC (a)	19,362	3,659,031
	Allergan, Inc.	33,072	3,790,051
	Bristol-Myers Squibb Co.	183,218	9,155,404
	Eli Lilly & Co.	110,332	5,959,031
	Forest Laboratories, Inc. (a)	26,384	1,749,259
	Hospira, Inc. (a)	18,461	812,469
¤	Johnson & Johnson	313,957	27,775,776
	Merck & Co., Inc.	325,141	17,222,719
	Mylan, Inc. (a)	42,608	1,934,829
	Perrigo Co. PLC	14,811	2,305,480
	Pfizer, Inc.	721,199	21,924,450
	Zoetis, Inc.	55,639	1,689,200
			106,692,984
	Professional Services 0.2%
	Dun & Bradstreet Corp.	4,251	467,610
	Equifax, Inc.	13,543	948,823
	Nielsen Holdings N.V.	28,153	1,190,590
	Robert Half International, Inc.	15,423	644,373
			3,251,396
	Real Estate Investment Trusts 1.9%
	American Tower Corp.	43,910	3,551,441
	Apartment Investment & Management Co. Class A	16,236	454,121
	AvalonBay Communities, Inc.	13,531	1,671,079
	Boston Properties, Inc.	17,014	1,839,043
	Equity Residential	37,300	2,065,674
	General Growth Properties, Inc.	59,823	1,204,835
	HCP, Inc.	50,776	1,987,880
	Health Care REIT, Inc.	32,126	1,860,738
	Host Hotels & Resorts, Inc.	84,159	1,547,684
	Kimco Realty Corp.	45,590	953,287
	Macerich Co. (The)	15,634	884,884
	Plum Creek Timber Co., Inc.	19,685	847,833
	ProLogis, Inc.	55,494	2,150,947
	Public Storage	16,079	2,533,890
	Simon Property Group, Inc.	34,529	5,346,470
	Ventas, Inc.	32,727	2,041,838
	Vornado Realty Trust	19,362	1,778,012
	Weyerhaeuser Co.	64,853	1,937,808
			34,657,464
	Real Estate Management & Development 0.0%‡
	CBRE Group, Inc. Class A (a)	30,980	822,209

	Road & Rail 0.9%
	CSX Corp.	112,802	3,035,502
	Kansas City Southern	12,263	1,294,850
	Norfolk Southern Corp.	34,373	3,182,596
	Ryder System, Inc.	5,853	416,675
	Union Pacific Corp.	51,254	8,930,497
			16,860,120
	Semiconductors & Semiconductor Equipment 2.0%
	Altera Corp.	35,731	1,194,487
	Analog Devices, Inc.	34,607	1,670,480
	Applied Materials, Inc.	134,000	2,253,880
	Broadcom Corp. Class A	60,045	1,786,939
	First Solar, Inc. (a)	7,856	397,356
	Intel Corp.	553,159	13,574,522
	KLA-Tencor Corp.	18,538	1,139,531
	Lam Research Corp. (a)	18,071	914,573
	Linear Technology Corp.	26,061	1,160,757
	LSI Corp.	60,634	668,793
	Microchip Technology, Inc.	22,077	990,374
	Micron Technology, Inc. (a)	117,053	2,696,901
	NVIDIA Corp.	64,385	1,010,845
	Texas Instruments, Inc.	121,804	5,164,490
	Xilinx, Inc.	29,855	1,385,869
			36,009,797
	Software 3.4%
	Adobe Systems, Inc. (a)	51,733	3,062,076
	Autodesk, Inc. (a)	25,104	1,286,580
	CA, Inc.	36,154	1,159,820
	Citrix Systems, Inc. (a)	20,742	1,121,520
	Electronic Arts, Inc. (a)	34,396	908,054
	Intuit, Inc.	31,703	2,322,245
¤	Microsoft Corp.	845,340	31,996,119
	Oracle Corp.	390,494	14,409,229
	Red Hat, Inc. (a)	21,087	1,191,416
	Salesforce.com, Inc. (a)	61,736	3,736,880
	Symantec Corp.	77,449	1,658,183
			62,852,122
	Specialty Retail 2.1%
	AutoNation, Inc. (a)	7,189	355,065
	AutoZone, Inc. (a)	3,783	1,872,812
	Bed Bath & Beyond, Inc. (a)	23,891	1,525,440
	Best Buy Co., Inc.	30,412	715,899
	Carmax, Inc. (a)	24,848	1,120,893
	GameStop Corp. Class A	13,008	456,191
	Gap, Inc. (The)	29,477	1,122,484
	Home Depot, Inc. (The)	156,700	12,042,395
	L Brands, Inc.	27,129	1,420,474
	Lowe's Companies, Inc.	116,373	5,386,906
	O'Reilly Automotive, Inc. (a)	11,940	1,563,901
	PetSmart, Inc.	11,540	727,020
	Ross Stores, Inc.	24,114	1,637,582
	Staples, Inc.	73,499	967,247
	Tiffany & Co.	12,251	1,019,161
	TJX Cos., Inc.	79,140	4,539,470
	Tractor Supply Co.	15,525	1,032,568
	Urban Outfitters, Inc. (a)	12,140	434,855
			37,940,363
	Textiles, Apparel & Luxury Goods 0.8%
	Coach, Inc.	31,213	1,494,791
	Fossil Group, Inc. (a)	5,464	611,039
	Michael Kors Holdings, Ltd. (a)	19,963	1,595,643
	NIKE, Inc. Class B	83,147	6,057,259
	PVH Corp.	9,081	1,097,620
	Ralph Lauren Corp.	6,632	1,040,495
	VF Corp.	39,192	2,290,772
			14,187,619
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	52,924	478,433
	People's United Financial, Inc.	35,364	502,522
			980,955
	Tobacco 1.4%
	Altria Group, Inc.	222,554	7,838,352
	Lorillard, Inc.	40,994	2,017,725
	Philip Morris International, Inc.	178,289	13,931,502
	Reynolds American, Inc.	34,885	1,691,923
			25,479,502
	Trading Companies & Distributors 0.2%
	Fastenal Co.	30,379	1,334,549
	W.W. Grainger, Inc.	6,877	1,612,519
			2,947,068
	Wireless Telecommunication Services 0.1%
	Crown Castle International Corp. (a)	37,178	2,638,151

	Total Common Stocks (Cost $799,273,941)		1,771,235,578	(b)

	Principal Amount	Value
Short-Term Investments 2.6%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $125,653 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $140,000 and a Market Value of $130,118)	$125,653	125,653
Total Repurchase Agreement (Cost $125,653)		125,653

U.S. Government 2.6%
United States Treasury Bills 2.6%
0.025 - 0.054%, due 4/10/14 (c)	44,800,000	44,798,208
0.035%, due 4/24/14 (c)(d)	3,500,000	3,499,755
Total U.S. Government (Cost $48,296,376)		48,297,963
Total Short-Term Investments (Cost $48,422,029)		48,423,616
Total Investments (Cost $847,695,970) (f)	99.6%	1,819,659,194
Other Assets, Less Liabilities	0.4	6,466,418
Net Assets	100.0%	$1,826,125,612

	Contracts Long	Unrealized Appreciation (Depreciation)(e)
Futures Contracts (0.1%)
Standard & Poor's 500 Index Mini March 2014	632	$(1,318,725)

Total Futures Contracts (Notional Amount $56,140,560) (b)		$(1,318,725)

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and notional amount of Standard & Poor's 500 Index futures contracts represents 100.1% of the Fund’s net assets.
(c)	Interest rate shown presents yield to maturity.
(d)	Represents a security, or a portion thereof, which was maintained at a broker as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2014.
(f)	As of January 31, 2014, cost was $890,045,827 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$983,048,010
Gross unrealized depreciation	(53,434,643)
Net unrealized appreciation	$929,613,367

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,771,235,578	$—	$—	$1,771,235,578
Short-Term Investments
Repurchase Agreement	—	125,653	—	125,653
U.S. Government	—	48,297,963	—	48,297,963
Total Short-Term Investments	—	48,423,616	—	48,423,616
Total Investments in Securities	$1,771,235,578	$48,423,616	$—	$1,819,659,194

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long(b)	$(1,318,725)	$—	$—	$(1,318,725)
Total Other Financial Instruments	$(1,318,725)	$—	$—	$(1,318,725)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Duration High Yield Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.2%†
	Convertible Bond 0.2%
	Packaging & Containers 0.2%
	Owens-Brockway Glass Container, Inc. 3.00%, due 6/1/15 (a)	$650,000	$674,781

	Total Convertible Bond (Cost $648,104)		674,781

	Corporate Bonds 90.7%
	Advertising 0.1%
	Lamar Media Corp. 7.875%, due 4/15/18	250,000	262,188

	Aerospace & Defense 0.6%
	B/E Aerospace, Inc. 6.875%, due 10/1/20	118,000	128,915
	GenCorp, Inc. 7.125%, due 3/15/21	1,085,000	1,163,663
	TransDigm, Inc. 7.75%, due 12/15/18	390,000	417,300
			1,709,878
	Airlines 0.4%
	United Continental Holdings, Inc. 6.375%, due 6/1/18	1,120,000	1,177,400

	Auto Manufacturers 1.3%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (a)	1,840,000	1,932,000
	Jaguar Land Rover Automotive PLC 4.125%, due 12/15/18 (a)	740,000	745,550
	Oshkosh Corp.
	8.25%, due 3/1/17	700,000	731,500
	8.50%, due 3/1/20	288,000	316,080
			3,725,130
	Auto Parts & Equipment 5.1%
	Chassix, Inc. 9.25%, due 8/1/18 (a)	1,074,000	1,146,495
	Cooper-Standard Automotive, Inc. 8.50%, due 5/1/18	430,000	453,112
	Cooper-Standard Holding, Inc. 7.375%, due 4/1/18 (a)(b)	335,000	342,119
	Dana Holding Corp. 6.50%, due 2/15/19	505,000	537,825
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (a)	760,000	792,300
	Pittsburgh Glass Works LLC 8.00%, due 11/15/18 (a)	1,215,000	1,312,200
	Schaeffler Finance B.V.
	4.75%, due 5/15/21 (a)	672,000	668,640
	7.75%, due 2/15/17 (a)	650,000	741,000
	8.50%, due 2/15/19 (a)	266,000	297,255
¤	Schaeffler Holding Finance B.V. 6.875%, due 8/15/18 (a)(b)	5,314,000	5,632,840
	Tenneco, Inc.
	6.875%, due 12/15/20	1,014,000	1,107,795
	7.75%, due 8/15/18	230,000	246,100
	Titan International, Inc. 6.875%, due 10/1/20 (a)	715,000	754,325
	TRW Automotive, Inc. 7.25%, due 3/15/17 (a)	200,000	228,500
			14,260,506
	Banks 1.2%
	Ally Financial, Inc.
	2.75%, due 1/30/17	1,400,000	1,405,250
	4.625%, due 6/26/15	440,000	456,012
	8.30%, due 2/12/15	1,430,000	1,521,162
			3,382,424
	Beverages 0.4%
	Constellation Brands, Inc. 8.375%, due 12/15/14	100,000	105,375
	Cott Beverages, Inc.
	8.125%, due 9/1/18	840,000	898,800
	8.375%, due 11/15/17	14,000	14,578
			1,018,753
	Building Materials 6.5%
¤	Building Materials Corporation of America
	6.75%, due 5/1/21 (a)	1,000,000	1,073,750
	6.875%, due 8/15/18 (a)	1,025,000	1,081,375
	7.00%, due 2/15/20 (a)	1,934,000	2,064,545
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	570,000	590,663
	Griffon Corp. 7.125%, due 4/1/18	915,000	967,613
	Headwaters, Inc.
	7.25%, due 1/15/19 (a)	500,000	512,500
	7.625%, due 4/1/19	1,967,000	2,124,360
	Jeld-Wen, Inc. 12.25%, due 10/15/17 (a)	3,020,000	3,389,950
	Summit Materials LLC / Summit Materials Finance Corp. 10.50%, due 1/31/20 (a)	1,185,000	1,316,831
	Texas Industries, Inc. 9.25%, due 8/15/20	1,410,000	1,635,600
	USG Corp.
	6.30%, due 11/15/16	1,575,000	1,689,187
	8.375%, due 10/15/18 (a)	70,000	75,600
	9.75%, due 8/1/14 (a)	900,000	939,375
	Vulcan Materials Co. 6.50%, due 12/1/16	560,000	635,600
			18,096,949
	Chemicals 3.0%
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	660,000	699,600
	NOVA Chemicals Corp. 8.625%, due 11/1/19	2,374,000	2,596,562
	Olin Corp. 8.875%, due 8/15/19	1,255,000	1,355,400
¤	Phibro Animal Health Corp. 9.25%, due 7/1/18 (a)	3,320,000	3,519,200
	PolyOne Corp. 7.375%, due 9/15/20	200,000	220,000
			8,390,762
	Coal 1.2%
	Arch Coal, Inc.
	7.00%, due 6/15/19	230,000	178,538
	8.00%, due 1/15/19 (a)	855,000	852,862
	CONSOL Energy, Inc. 8.00%, due 4/1/17	1,920,000	2,011,200
	Peabody Energy Corp. 7.375%, due 11/1/16	250,000	281,250
			3,323,850
	Commercial Services 5.2%
	Alliance Data Systems Corp. 5.25%, due 12/1/17 (a)	935,000	974,737
	American Capital, Ltd. 6.50%, due 9/15/18 (a)	3,010,000	3,137,925
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.25%, due 1/15/19	2,488,000	2,677,710
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	2,566,000	2,684,677
	Jaguar Holding Co. I 9.375%, due 10/15/17 (a)(b)	550,000	580,250
	PHH Corp.
	7.375%, due 9/1/19	10,000	10,775
	9.25%, due 3/1/16	595,000	675,325
	Safway Group Holding LLC / Safway Finance Corp. 7.00%, due 5/15/18 (a)	465,000	490,575
	Service Corp. International
	6.75%, due 4/1/16	500,000	545,000
	7.625%, due 10/1/18	155,000	178,638
	United Rentals North America, Inc.
	5.75%, due 7/15/18	280,000	299,250
	9.25%, due 12/15/19	2,000,000	2,200,000
			14,454,862
	Computers 0.5%
	iGATE Corp. 9.00%, due 5/1/16	375,000	396,563
	NCR Corp. 5.875%, due 12/15/21 (a)	1,000,000	1,037,500
			1,434,063
	Distribution & Wholesale 0.7%
	American Tire Distributors, Inc. 9.75%, due 6/1/17	1,750,000	1,855,000

	Diversified Financial Services 2.1%
	Community Choice Financial, Inc. 10.75%, due 5/1/19	765,000	638,775
¤	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 3.50%, due 3/15/17 (a)	5,160,000	5,166,450
			5,805,225
	Electric 1.7%
	Calpine Corp.
	7.50%, due 2/15/21 (a)	577,000	630,372
	7.875%, due 7/31/20 (a)	915,000	1,001,925
	GenOn Energy, Inc.
	7.875%, due 6/15/17	2,195,000	2,293,775
	9.50%, due 10/15/18	855,000	919,125
			4,845,197
	Electrical Components & Equipment 0.1%
	Anixter, Inc. 5.625%, due 5/1/19	360,000	376,200

	Electronics 0.7%
	Kemet Corp. 10.50%, due 5/1/18	1,220,000	1,265,750
	Stoneridge, Inc. 9.50%, due 10/15/17 (a)	725,000	784,813
			2,050,563
	Entertainment 4.1%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	1,024,000	1,090,560
	GLP Capital LP / GLP Financing II, Inc. 4.375%, due 11/1/18 (a)	1,600,000	1,640,000
	Isle of Capri Casinos, Inc. 7.75%, due 3/15/19	1,033,000	1,125,970
	MU Finance PLC 8.375%, due 2/1/17 (a)	1,532,203	1,597,321
	NAI Entertainment Holdings / NAI Entertainment Finance Corp. 5.00%, due 8/1/18 (a)	2,330,000	2,417,375
	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (a)	1,463,000	1,594,670
	Speedway Motorsports, Inc. 6.75%, due 2/1/19	925,000	980,500
	Vail Resorts, Inc. 6.50%, due 5/1/19	1,015,000	1,073,363
			11,519,759
	Environmental Controls 0.2%
	Darling International, Inc. 8.50%, due 12/15/18	560,000	621,600

	Finance - Auto Loans 0.5%
	Credit Acceptance Corp. 9.125%, due 2/1/17	1,075,000	1,127,353
	General Motors Financial Co., Inc. 4.75%, due 8/15/17 (a)	145,000	153,156
			1,280,509
	Finance - Leasing Companies 0.3%
	Oxford Finance LLC / Oxford Finance Co-Issuer, Inc. 7.25%, due 1/15/18 (a)	765,000	810,900

	Finance - Mortgage Loan/Banker 0.1%
	Prospect Holding Co. LLC / Prospect Holding Finance Co. 10.25%, due 10/1/18 (a)	440,000	418,000

	Finance - Other Services 1.3%
	Cantor Commercial Real Estate Co., L.P. 7.75%, due 2/15/18 (a)	1,415,000	1,503,437
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	545,000	550,450
	9.625%, due 5/1/19	900,000	1,010,250
	10.875%, due 4/1/15	195,000	197,194
	SquareTwo Financial Corp. 11.625%, due 4/1/17	490,000	494,900
			3,756,231
	Food 1.8%
	C&S Group Enterprises LLC 8.375%, due 5/1/17 (a)	1,400,000	1,470,000
	KeHE Distributors LLC / KeHE Distributors Finance Corp. 7.625%, due 8/15/21 (a)	820,000	869,200
	Smithfield Foods, Inc. 7.75%, due 7/1/17	620,000	716,875
	TreeHouse Foods, Inc. 7.75%, due 3/1/18	1,900,000	1,978,375
			5,034,450
	Forest Products & Paper 0.3%
	Clearwater Paper Corp. 7.125%, due 11/1/18	720,000	770,400

	Health Care - Products 1.1%
	Hanger, Inc. 7.125%, due 11/15/18	1,895,000	2,003,962
	Teleflex, Inc. 6.875%, due 6/1/19	1,116,000	1,166,220
			3,170,182
	Health Care - Services 2.8%
	Centene Corp. 5.75%, due 6/1/17	1,044,000	1,111,860
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17	525,000	595,219
	HCA, Inc.
	6.50%, due 2/15/16	760,000	826,500
	8.00%, due 10/1/18	225,000	266,625
	8.50%, due 4/15/19	1,215,000	1,281,217
	9.00%, due 12/15/14	440,000	466,400
	INC Research LLC 11.50%, due 7/15/19 (a)	590,000	662,275
	MPH Intermediate Holding Co. 2 8.375%, due 8/1/18 (a)	800,000	824,000
	ResCare, Inc. 10.75%, due 1/15/19	827,000	920,038
	Wellcare Health Plans, Inc. 5.75%, due 11/15/20	855,000	884,925
			7,839,059
	Holding Companies - Diversified 0.5%
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (a)	795,000	838,725
	Leucadia National Corp. 8.125%, due 9/15/15	470,000	518,175
			1,356,900
	Home Builders 1.1%
	D.R. Horton, Inc. 6.50%, due 4/15/16	80,000	87,800
	Meritage Homes Corp. 4.50%, due 3/1/18	2,265,000	2,276,325
	Standard Pacific Corp. 10.75%, due 9/15/16	570,000	691,125
			3,055,250
	Household Products & Wares 1.2%
	Jarden Corp. 7.50%, due 5/1/17	760,000	874,000
	Prestige Brands, Inc. 8.125%, due 2/1/20	1,590,000	1,776,825
	Scotts Miracle-Gro Co. (The) 6.625%, due 12/15/20	725,000	781,187
			3,432,012
	Insurance 0.4%
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (a)	1,000,000	1,167,366

	Internet 3.4%
¤	Cogent Communications Group, Inc. 8.375%, due 2/15/18 (a)	6,335,000	6,905,150
	IAC / InterActiveCorp. 4.875%, due 11/30/18 (a)	2,575,000	2,652,250
			9,557,400
	Iron & Steel 0.5%
	Bluescope Steel, Ltd. / Bluescope Steel Finance 7.125%, due 5/1/18 (a)	1,230,000	1,303,800

	Leisure Time 1.5%
¤	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (a)	4,125,000	4,305,469

	Lodging 0.7%
	Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, due 6/15/19 (a)	520,000	547,300
	MTR Gaming Group, Inc. 11.50%, due 8/1/19	1,210,000	1,361,250
			1,908,550
	Machinery - Construction & Mining 0.5%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (a)	1,300,000	1,343,875

	Media 3.7%
¤	CCO Holdings LLC / CCO Holdings Capital Corp. 7.25%, due 10/30/17	3,205,000	3,393,294
	DISH DBS Corp.
	4.25%, due 4/1/18	605,000	617,100
	5.125%, due 5/1/20	465,000	465,000
	7.75%, due 5/31/15	150,000	162,375
	Nielsen Finance LLC / Nielsen Finance Co. 7.75%, due 10/15/18	535,000	575,125
	ProQuest LLC / ProQuest Notes Co. 9.00%, due 10/15/18 (a)	1,972,000	2,050,880
	Videotron, Ltd.
	6.375%, due 12/15/15	635,000	636,905
	9.125%, due 4/15/18	2,306,000	2,409,770
			10,310,449
	Metal Fabricate & Hardware 1.0%
	A. M. Castle & Co. 12.75%, due 12/15/16	385,000	431,200
	Mueller Water Products, Inc. 7.375%, due 6/1/17	760,000	780,900
	Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.75%, due 11/15/19 (a)	455,000	462,963
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (a)	1,030,000	1,091,800
			2,766,863
	Mining 1.6%
	Hecla Mining Co. 6.875%, due 5/1/21	245,000	235,200
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	1,400,000	1,575,000
	New Gold, Inc. 7.00%, due 4/15/20 (a)	1,070,000	1,096,750
	St. Barbara, Ltd. 8.875%, due 4/15/18 (a)	1,785,000	1,481,550
			4,388,500
	Miscellaneous - Manufacturing 3.1%
¤	Amsted Industries, Inc. 8.125%, due 3/15/18 (a)	3,984,000	4,173,240
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (a)	1,480,000	1,557,700
	FGI Operating Co. LLC / FGI Finance, Inc. 7.875%, due 5/1/20	965,000	1,030,137
	LSB Industries, Inc. 7.75%, due 8/1/19 (a)	1,420,000	1,505,200
	SPX Corp. 6.875%, due 9/1/17	405,000	457,650
			8,723,927
	Office Furnishings 0.5%
	Interface, Inc. 7.625%, due 12/1/18	1,335,000	1,431,788

	Oil & Gas 4.4%
	Berry Petroleum Co., LLC 10.25%, due 6/1/14	330,000	337,425
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	9.375%, due 5/1/19	2,115,000	2,342,363
	9.625%, due 8/1/20	500,000	567,500
	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. 6.625%, due 11/15/19	1,200,000	1,260,000
	Comstock Resources, Inc. 7.75%, due 4/1/19	1,775,000	1,890,375
	Frontier Oil Corp. 6.875%, due 11/15/18	450,000	481,500
	Newfield Exploration Co. 7.125%, due 5/15/18	695,000	722,453
	Oasis Petroleum, Inc. 7.25%, due 2/1/19	350,000	374,500
	PetroQuest Energy, Inc. 10.00%, due 9/1/17	815,000	853,712
	Range Resources Corp. 8.00%, due 5/15/19	550,000	581,625
	Rex Energy Corp. 8.875%, due 12/1/20	660,000	726,000
	SM Energy Co. 6.625%, due 2/15/19	687,000	726,502
	Whiting Petroleum Corp. 6.50%, due 10/1/18	635,000	672,306
	WPX Energy, Inc. 5.25%, due 1/15/17	690,000	740,025
			12,276,286
	Oil & Gas Services 0.4%
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (a)	550,000	574,750
	Pioneer Energy Services Corp. 9.875%, due 3/15/18	420,000	444,675
			1,019,425
	Packaging & Containers 0.8%
	AEP Industries, Inc. 8.25%, due 4/15/19	1,830,000	1,958,100
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	100,000	111,750
	Owens-Illinois, Inc. 7.80%, due 5/15/18	120,000	140,400
			2,210,250
	Pharmaceuticals 3.1%
	Forest Laboratories, Inc. 4.375%, due 2/1/19 (a)	1,370,000	1,375,137
	Grifols, Inc. 8.25%, due 2/1/18	1,530,000	1,633,275
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	235,000	217,375
	NBTY, Inc. 9.00%, due 10/1/18	2,835,000	3,061,800
	Salix Pharmaceuticals, Ltd. 6.00%, due 1/15/21 (a)	1,070,000	1,115,475
	Valeant Pharmaceuticals International, Inc.
	6.75%, due 10/1/17 (a)	555,000	590,381
	6.75%, due 8/15/18 (a)	295,000	323,394
	6.875%, due 12/1/18 (a)	440,000	469,700
			8,786,537
	Pipelines 0.4%
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. 8.25%, due 4/15/18	1,020,000	1,072,275

	Real Estate 0.7%
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (a)	1,920,000	1,939,200

	Real Estate Investment Trusts 0.1%
	Host Hotels & Resorts, L.P. Series Q 6.75%, due 6/1/16	184,000	186,021

	Retail 3.1%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 6.25%, due 8/20/19	1,035,000	1,104,862
	Asbury Automotive Group, Inc. 8.375%, due 11/15/20	1,195,000	1,347,362
	Building Materials Holding Corp. 9.00%, due 9/15/18 (a)	1,390,000	1,494,250
	Cash America International, Inc. 5.75%, due 5/15/18 (a)	215,000	202,638
	DineEquity, Inc. 9.50%, due 10/30/18	3,025,000	3,308,594
	Radio Systems Corp. 8.375%, due 11/1/19 (a)	1,137,000	1,252,121
			8,709,827
	Shipbuilding 0.1%
	Huntington Ingalls Industries, Inc. 6.875%, due 3/15/18	250,000	269,063

	Software 0.8%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (a)	2,060,000	2,152,700

	Storage & Warehousing 0.9%
	Algeco Scotsman Global Finance PLC
	8.50%, due 10/15/18 (a)	1,845,000	1,997,212
	10.75%, due 10/15/19 (a)	595,000	641,113
			2,638,325
	Telecommunications 8.6%
	Crown Castle International Corp. 7.125%, due 11/1/19	900,000	963,000
¤	Hughes Satellite Systems Corp. 6.50%, due 6/15/19	4,140,000	4,502,250
	Inmarsat Finance PLC 7.375%, due 12/1/17 (a)	975,000	1,009,125
	MetroPCS Wireless, Inc. 7.875%, due 9/1/18	420,000	448,350
	Sable International Finance, Ltd. 7.75%, due 2/15/17 (a)	2,245,000	2,339,290
	Satelites Mexicanos S.A. de C.V. 9.50%, due 5/15/17	1,540,000	1,632,400
	SBA Telecommunications, Inc. 8.25%, due 8/15/19	2,112,000	2,259,840
	Sprint Capital Corp. 6.90%, due 5/1/19	1,475,000	1,593,000
	Sprint Communications, Inc.
	8.375%, due 8/15/17	1,200,000	1,386,000
	9.125%, due 3/1/17	890,000	1,045,750
	T-Mobile USA, Inc.
	5.25%, due 9/1/18 (a)	2,075,000	2,189,125
	6.464%, due 4/28/19	865,000	910,412
	Virgin Media Finance PLC 8.375%, due 10/15/19	595,000	643,344
	Virgin Media Secured Finance PLC
	5.25%, due 1/15/21	1,000,000	1,015,319
	6.50%, due 1/15/18	1,990,000	2,059,650
			23,996,855
	Transportation 2.3%
	Florida East Coast Holdings Corp. 10.50%, due 8/1/17 (b)	306,000	314,415
	Florida East Coast Railway Corp. 8.125%, due 2/1/17	2,760,000	2,880,060
¤	Swift Services Holdings, Inc. 10.00%, due 11/15/18	3,085,000	3,401,212
			6,595,687
	Trucking & Leasing 1.5%
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (a)	950,000	1,035,500
	NESCO LLC / NESCO Holdings Corp. 11.75%, due 4/15/17 (a)	560,000	627,200
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	2,305,000	2,627,700
			4,290,400
	Vitamins & Nutrition Products 0.5%
	Alphabet Holding Co., Inc.
	7.75%, due 11/1/17 (b)	760,000	782,800
	7.75%, due 11/1/17 (a)(b)	625,000	643,750
			1,426,550
	Total Corporate Bonds (Cost $253,000,532)		254,011,590

	Loan Assignments 3.1% (c)
	Aerospace & Defense 0.0%‡
	DAE Aviation Holdings, Inc. 2nd Lien Term Loan (zero coupon), due 8/11/19	55,000	55,825

	Auto Parts & Equipment 0.6%
	Exide Technologies, Inc. DIP Second-Out Term Loan 9.00%, due 12/31/14	1,705,150	1,739,253

	Chemicals 0.1%
	Tata Chemicals North America, Inc. Term Loan B 3.75%, due 8/7/20	368,150	369,070

	Coal 0.1%
	Arch Coal, Inc. Term Loan B 6.25%, due 5/16/18	279,293	276,400

	Distribution & Wholesale 0.2%
	Performance Food Group Co. 2nd Lien Term Loan 6.25%, due 11/14/19	497,500	502,475

	Diversified Financial Services 0.2%
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	655,050	660,782

	Lodging 0.2%
	Cannery Casino Resorts LLC New 2nd Lien Term Loan 10.00%, due 10/2/19	145,000	131,950
	Four Seasons Holdings, Inc.
	1st Lien Term Loan 4.25%, due 6/27/20	119,700	119,999
	2nd Lien Term Loan 6.25%, due 12/28/20	150,000	153,375
			405,324
	Machinery 0.2%
	Filtration Group Corp. 1st Lien Term Loan 4.50%, due 11/21/20	500,000	506,094

	Media 0.2%
	Nielsen Finance LLC USD Term Loan E 2.912%, due 5/2/16	495,000	496,080

	Metal Fabricate & Hardware 0.2%
	Neenah Foundry Co. Term Loan 6.75%, due 4/26/17 (d)(e)	637,918	635,526

	Miscellaneous - Manufacturing 0.5%
	FGI Operating Co. LLC Term Loan 5.50%, due 4/19/19	1,277,251	1,292,418

	Retail 0.3%
	Dunkin' Brands, Inc. Term Loan B3 3.75%, due 2/14/20	494,591	495,983
	Steinway Musical Instruments, Inc. 1st Lien Term Loan 4.75%, due 9/19/19	249,375	252,492
			748,475
	Software 0.3%
	Activision Blizzard, Inc. Term Loan B 3.25%, due 10/12/20	847,875	854,347

	Total Loan Assignments (Cost $8,407,505)		8,542,069

	Yankee Bond 0.2% (f)
	Computers 0.2%
	Seagate Technology HDD Holdings 6.80%, due 10/1/16	410,000	461,250

	Total Yankee Bond (Cost $451,237)		461,250
	Total Long-Term Bonds (Cost $262,507,378)		263,689,690

	Short-Term Investment 2.6%
	Repurchase Agreement 2.6%
	State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $7,352,248 (Collateralized by a Federal National Mortgage Association Corp. security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $8,035,000 and a Market Value of $7,500,938)	7,352,248	7,352,248
	Total Short-Term Investment (Cost $7,352,248)		7,352,248
	Total Investments (Cost $269,859,626) (g)	96.8%	271,041,938
	Other Assets, Less Liabilities	3.2	9,037,872
	Net Assets	100.0%	$280,079,810

¤	Among the Fund's 10 largest issuers held, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2014.
(d)	Illiquid security - The total market value of this security as of January 31, 2014, was $635,526, which represents 0.2% of the Fund's net assets.
(e)	Restricted security.
(f)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	As of January 31, 2014, cost was $269,871,806 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$2,575,336
Gross unrealized depreciation	(1,405,204)
Net unrealized appreciation	$1,170,132

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bond	$—	$674,781	$—	$674,781
Corporate Bonds	—	254,011,590	—	254,011,590
Loan Assignments (b)	—	6,341,124	2,200,945	8,542,069
Yankee Bonds	—	461,250	—	461,250
Total Long-Term Bonds	—	261,488,745	2,200,945	263,689,690
Short-Term Investment
Repurchase Agreement	—	7,352,248	—	7,352,248
Total Investments in Securities	$—	$268,840,993	$2,200,945	$271,041,938

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $2,200,945 represent Loan Assignments whose value was obtained from an independent pricing service which used a single broker quote to measure such value as referenced in the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, securities with a total value of $1,978,183 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain Loan Assignments obtained from an independent pricing service utilizing a single broker quote with significant unobservable inputs. The fair value obtained for these securities from an independent pricing service as of October 31, 2013 utilized the average of multiple bid quotations.

As of January 31, 2014, a security with a total value of $121,050 transferred from Level 3 to Level 2. The transfer occurred as a result of the value for certain Loan Assignments obtained from an independent pricing service utilizing the average of multiple bid quotations as of January 31, 2014. The fair value obtained for this security from an independent pricing service as of October 31, 2013 utilized a single broker quote with significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2014
Loan Assignments
Aerospace & Defense	$-	$-	$-	$550	$55,275	$-		$-	$-	$55,825	$550
Auto Parts & Equipment	-	2,155	-	10,634	-	-		1,726,464	-	1,739,253	10,634
Lodging	274,800	51	-	(426)	-	-		-	(121,050)	153,375	(426)
Retail	-	52	3	1,343	-	(625)	(a)	251,719	-	252,492	1,343
Total	$274,800	$2,258	$3	$12,101	$55,275	$(625)		$1,978,183	$(121,050)	$2,200,945	$12,101

(a)	Sales include principal reductions.

As of January 31, 2014, the Fund held the following restricted security:

Security	Date of Acquisition	Principal Amount	Cost	1/31/14 Value	Percent of Net Assets
Neenah Foundry Co.
Term Loan 6.75%, due 4/26/17	5/10/13	$637,918	$614,508	$635,526	0.2%

MainStay Short Term Bond Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 96.8%†

	Asset-Backed Security 0.9%
	Automobile 0.9%
	Hertz Vehicle Financing LLC Series 2009-2A, Class A2 5.29%, due 3/25/16 (a)	$700,000	$729,328

	Total Asset-Backed Security (Cost $735,716)		729,328

	Corporate Bonds 48.5%
	Agriculture 1.8%
	Japan Tobacco, Inc. 2.10%, due 7/23/18 (a)	1,070,000	1,074,815
	Reynolds American, Inc. 1.05%, due 10/30/15	420,000	421,446
			1,496,261
	Banks 13.6%
	Bank of America Corp.
	2.00%, due 1/11/18	305,000	305,267
	6.50%, due 8/1/16	645,000	725,529
	Barclays Bank PLC 5.00%, due 9/22/16	640,000	704,014
	BB&T Corp. 1.60%, due 8/15/17	915,000	918,359
	Capital One Financial Corp. 3.50%, due 6/15/23	484,000	467,970
	Citigroup, Inc. 2.65%, due 3/2/15	835,000	851,683
	Discover Bank / Greenwood DE 2.00%, due 2/21/18	340,000	339,517
	Goldman Sachs Group, Inc. (The) 3.625%, due 2/7/16	975,000	1,022,118
	HSBC Bank PLC 1.50%, due 5/15/18 (a)	945,000	930,043
¤	JPMorgan Chase & Co. 3.45%, due 3/1/16	1,235,000	1,296,383
	Morgan Stanley 4.00%, due 7/24/15	895,000	934,474
¤	PNC Funding Corp. 3.625%, due 2/8/15	1,240,000	1,279,188
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	565,000	577,882
	Wells Fargo & Co. 5.00%, due 11/15/14	780,000	807,464
			11,159,891
	Beverages 2.8%
	Coca-Cola Co. (The) 0.75%, due 3/13/15	785,000	789,246
	PepsiCo., Inc.
	0.75%, due 3/5/15	560,000	562,361
	0.80%, due 8/25/14	375,000	376,124
	SABMiller Holdings, Inc. 1.85%, due 1/15/15 (a)	585,000	591,656
			2,319,387
	Computers & Peripherals 1.0%
	Apple, Inc. 1.00%, due 5/3/18	875,000	852,948

	Diversified Financial Services 1.5%
	General Electric Capital Corp. 3.75%, due 11/14/14	1,220,000	1,252,868

	Electric 1.1%
	Dominion Gas Holdings LLC 1.05%, due 11/1/16 (a)	890,000	888,898

	Finance - Commercial 1.0%
	Caterpillar Financial Services Corp. 1.25%, due 11/6/17	790,000	785,671

	Finance - Consumer Loans 0.5%
	John Deere Capital Corp. 1.05%, due 10/11/16	440,000	441,749

	Finance - Other Services 1.3%
	Private Export Funding Corp. 1.375%, due 2/15/17	1,020,000	1,034,540

	Food 0.7%
	Kellogg Co. 1.125%, due 5/15/15	305,000	307,231
	Kraft Foods Group, Inc. 1.625%, due 6/4/15	290,000	293,972
			601,203
	Health Care - Products 0.5%
	Baxter International, Inc. 0.95%, due 6/1/16	440,000	441,417

	Health Care - Services 0.7%
	UnitedHealth Group, Inc. 0.85%, due 10/15/15	535,000	537,615

	Holding Company - Diversified 1.6%
¤	Hutchison Whampoa International, Ltd. 4.625%, due 9/11/15 (a)	1,195,000	1,263,191

	Insurance 3.0%
	Berkshire Hathaway Finance Corp. 0.95%, due 8/15/16	305,000	306,680
¤	Hartford Financial Services Group, Inc. 4.75%, due 3/1/14	1,250,000	1,253,740
	MetLife, Inc. 2.375%, due 2/6/14	890,000	890,054
			2,450,474
	Mining 0.9%
	Anglo American Capital PLC 9.375%, due 4/8/14 (a)	750,000	761,320

	Miscellaneous - Manufacturing 0.8%
	3M Co. 1.375%, due 9/29/16	660,000	670,808

	Office Equipment/Supplies 0.5%
	Xerox Corp. 8.25%, due 5/15/14	385,000	392,824

	Oil & Gas 7.7%
	BP Capital Markets PLC 3.20%, due 3/11/16	385,000	405,280
¤	Chevron Corp.
	0.889%, due 6/24/16	1,365,000	1,371,426
	1.104%, due 12/5/17	445,000	440,753
	ConocoPhillips Co. 1.05%, due 12/15/17	455,000	450,384
	Petrobras Global Finance B.V. 2.00%, due 5/20/16	480,000	475,634
	PetroHawk Energy Corp. 7.25%, due 8/15/18	805,000	861,592
	Phillips 66 2.95%, due 5/1/17	285,000	298,103
	Shell International Finance B.V. 3.10%, due 6/28/15	665,000	690,089
¤	Total Capital S.A. 3.125%, due 10/2/15	1,235,000	1,290,153
			6,283,414
	Pharmaceuticals 1.6%
	Pfizer, Inc. 5.35%, due 3/15/15	750,000	790,512
	Sanofi 1.20%, due 9/30/14	510,000	513,091
			1,303,603
	Retail 1.2%
	Costco Wholesale Corp. 0.65%, due 12/7/15	940,000	943,961

	Semiconductors 1.1%
	Intel Corp. 1.35%, due 12/15/17	910,000	907,942

	Software 0.9%
	Oracle Corp. 1.20%, due 10/15/17	730,000	726,841

	Telecommunications 2.7%
	BellSouth Corp. 5.20%, due 9/15/14	540,000	555,461
	Telefonica Emisiones S.A.U 4.949%, due 1/15/15	785,000	813,449
	Verizon Communications, Inc. 0.70%, due 11/2/15	800,000	798,761
			2,167,671
	Total Corporate Bonds (Cost $39,262,070)		39,684,497

	Mortgage-Backed Securities 2.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.7%
	Banc of America Commercial Mortgage, Inc. Series 2007-1, Class AAB 5.422%, due 1/15/49	531,735	531,206
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2004-T16, Class A6 4.75%, due 2/13/46 (b)	186,383	189,968
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	400,000	423,565
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	137,903	142,436
	RBSCF Trust
	Series 2010-MB1, Class A1 2.367%, due 4/15/24 (a)	281,317	283,843
	Series 2010-MB1, Class A2 3.686%, due 4/15/24 (a)	450,000	461,468
	Wachovia Bank Commercial Mortgage Trust Series 2004-C14, Class A4 5.088%, due 8/15/41 (b)	224,568	227,346
	Total Mortgage-Backed Securities (Cost $2,325,853)		2,259,832

	U.S. Government & Federal Agencies 44.7%
¤	Federal Home Loan Bank 2.4%
	1.40%, due 6/12/18	1,010,000	999,094
	1.625%, due 6/19/18	965,000	962,870
			1,961,964
¤	Federal Home Loan Mortgage Corporation 1.8%
	0.57%, due 3/5/15	670,000	670,319
	1.00%, due 8/20/14	825,000	828,880
			1,499,199
¤	Federal National Mortgage Association 1.9%
	0.50%, due 1/15/16	600,000	600,393
	1.05%, due 8/26/16	900,000	900,452
			1,500,845
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.1%
	4.50%, due 11/1/18	80,038	85,681

¤	United States Treasury Notes 38.5%
	0.25%, due 9/15/14	5,185,000	5,189,454
	0.25%, due 4/15/16	8,430,000	8,401,018
	0.375%, due 3/15/15	8,625,000	8,644,544
	0.375%, due 6/15/15	5,885,000	5,899,483
	0.50%, due 6/15/16	3,390,000	3,392,912
			31,527,411
	Total U.S. Government & Federal Agencies (Cost $36,515,948)		36,575,100

	Total Long-Term Bonds (Cost $78,839,587)		79,248,757

	Short-Term Investment 1.5%
	Repurchase Agreement 1.5%
	State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $1,235,134 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $1,360,000 and a Market Value of $1,264,007)	1,235,134	1,235,134
	Total Short-Term Investment (Cost $1,235,134)		1,235,134

	Total Investments (Cost $80,074,721) (c)	98.3%	80,483,891
	Other Assets, Less Liabilities	1.7	1,376,825
	Net Assets	100.0%	$81,860,716

¤	Among the Fund's 10 largest issuers held, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2014.
(c)	As of January 31, 2014, cost was $80,074,721 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$597,273
Gross unrealized depreciation	(188,103)
Net unrealized appreciation	$409,170

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$729,328	$—	$729,328
Corporate Bonds	—	39,684,497	—	39,684,497
Mortgage-Backed Securities	—	2,259,832	—	2,259,832
U.S. Government & Federal Agencies	—	36,575,100	—	36,575,100
Total Long-Term Bonds	—	79,248,757	—	79,248,757
Short-Term Investment
Repurchase Agreement	—	1,235,134	—	1,235,134
Total Investments in Securities	$—	$80,483,891	$—	$80,483,891

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay U.S. Equity Opportunities Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 128.5% †
	Aerospace & Defense 2.9%
	AAR Corp. (a)	23,731	$632,431
	Boeing Co. (The) (a)	35,587	4,457,628
	Engility Holdings, Inc. (b)	24,654	944,495
	Exelis, Inc.	130,528	2,557,043
	Huntington Ingalls Industries, Inc.	5,843	555,202
	Kratos Defense & Security Solutions, Inc. (b)	45,709	330,476
	Spirit AeroSystems Holdings, Inc. Class A (b)	78,200	2,651,762
			12,129,037
	Air Freight & Logistics 0.4%
	FedEx Corp. (a)	11,931	1,590,641

	Airlines 0.4%
	Alaska Air Group, Inc.	13,672	1,081,045
	Southwest Airlines Co.	9,100	190,645
	United Continental Holdings, Inc. (b)	4,987	228,604
			1,500,294
	Auto Components 0.9%
	Goodyear Tire & Rubber Co. (The)	111,000	2,626,260
	Lear Corp.	9,700	701,601
	TRW Automotive Holdings Corp. (b)	7,900	585,785
			3,913,646
	Automobiles 1.2%
	Ford Motor Co.	115,342	1,725,516
	General Motors Co. (a)(b)	84,528	3,049,770
	Tesla Motors, Inc. (b)	1,921	348,489
			5,123,775
	Beverages 1.2%
	Coca-Cola Co. (The) (a)	21,889	827,842
	PepsiCo., Inc. (a)	54,884	4,410,478
			5,238,320
	Biotechnology 3.9%
	Acorda Therapeutics, Inc. (b)	7,100	208,385
	Alkermes PLC (b)	58,800	2,862,384
	Amgen, Inc. (a)	38,627	4,594,682
	Biogen Idec, Inc. (a)(b)	2,300	719,072
	Celgene Corp. (a)(b)	3,678	558,799
	Cubist Pharmaceuticals, Inc. (b)	37,200	2,718,948
	Dyax Corp. (b)	26,184	220,469
	Emergent BioSolutions, Inc. (b)	63,400	1,517,162
	Gilead Sciences, Inc. (b)	1,600	129,040
	Momenta Pharmaceuticals, Inc. (b)	19,100	341,890
	Myriad Genetics, Inc. (b)	10,300	284,589
	NPS Pharmaceuticals, Inc. (b)	23,400	837,252
	Repligen Corp. (b)	2,700	41,796
	Spectrum Pharmaceuticals, Inc. (b)	78,635	661,320
	United Therapeutics Corp. (b)	7,400	759,388
	XOMA Corp. (b)	6,400	49,728
			16,504,904
	Capital Markets 4.2%
	Ameriprise Financial, Inc.	8,400	887,376
	Artisan Partners Asset Management, Inc. Class A	10,000	634,200
	Bank of New York Mellon Corp.	88,234	2,819,959
	Lazard, Ltd. Class A	59,740	2,554,482
	LPL Financial Holdings, Inc.	51,000	2,730,030
	Raymond James Financial, Inc.	51,300	2,611,683
	State Street Corp. (a)	45,327	3,034,643
	TD Ameritrade Holding Corp.	81,800	2,556,250
			17,828,623
	Chemicals 2.0%
	Dow Chemical Co. (The) (a)	84,700	3,854,697
	LyondellBasell Industries, N.V. Class A (a)	41,993	3,307,369
	Scotts Miracle-Gro Co. (The) Class A	21,300	1,265,007
			8,427,073
	Commercial Banks 4.7%
	Banco Latinoamericano de Comercio Exterior S.A. Class E	33,400	848,360
	BB&T Corp.	2,000	74,820
	Cardinal Financial Corp.	16,100	274,505
	Comerica, Inc.	49,900	2,285,420
	Commerce Bancshares, Inc.	7,900	343,413
	Fifth Third Bancorp	140,810	2,959,826
	First Niagara Financial Group, Inc.	259,900	2,245,536
	First Republic Bank	52,569	2,551,174
	KeyCorp	209,681	2,675,529
	PNC Financial Services Group, Inc.	3,700	295,556
	SunTrust Banks, Inc.	79,463	2,941,720
	Wells Fargo & Co.	54,467	2,469,534
			19,965,393
	Commercial Services & Supplies 1.5%
	Pitney Bowes, Inc.	117,700	2,963,686
	Quad Graphics, Inc.	17,800	408,154
	R.R. Donnelley & Sons Co.	136,500	2,521,155
	Viad Corp.	16,700	439,043
			6,332,038
	Communications Equipment 3.0%
	Brocade Communications Systems, Inc. (b)	285,543	2,666,972
	Cisco Systems, Inc. (a)	187,625	4,110,864
	EchoStar Corp. Class A (b)	48,519	2,281,848
	Harris Corp.	34,900	2,419,966
	QUALCOMM, Inc. (a)	16,576	1,230,271
			12,709,921
	Computers & Peripherals 4.9%
¤	Apple, Inc. (a)	26,210	13,120,726
	Hewlett-Packard Co. (a)	135,101	3,917,929
	Silicon Graphics International Corp. (b)	48,900	636,189
	Western Digital Corp.	34,192	2,946,325
			20,621,169
	Construction & Engineering 0.4%
	AECOM Technology Corp. (b)	63,678	1,825,648

	Containers & Packaging 0.4%
	Rock-Tenn Co. Class A	15,700	1,593,236

	Diversified Consumer Services 0.7%
	Graham Holdings Co. Class B	4,044	2,531,787
	Strayer Education, Inc. (b)	6,700	234,232
			2,766,019
	Diversified Financial Services 5.0%
	Bank of America Corp. (a)	92,783	1,554,115
¤	Berkshire Hathaway, Inc. Class B (a)(b)	63,389	7,074,213
	Citigroup, Inc. (a)	65,368	3,100,404
	Interactive Brokers Group, Inc. Class A	92,017	1,950,760
¤	JPMorgan Chase & Co. (a)	131,619	7,286,428
			20,965,920
	Diversified Telecommunication Services 1.0%
	AT&T, Inc. (a)	46,069	1,535,019
	Inteliquent, Inc.	52,106	604,429
	Verizon Communications, Inc. (a)	11,138	534,847
	Vonage Holdings Corp. (b)	376,200	1,734,282
			4,408,577
	Electric Utilities 0.3%
	Exelon Corp.	49,350	1,431,150

	Electrical Equipment 0.7%
	Emerson Electric Co.	5,400	356,076
	Regal-Beloit Corp.	34,700	2,570,923
	SolarCity Corp. (b)	535	39,638
			2,966,637
	Electronic Equipment, Instruments & Components 1.5%
	Avnet, Inc.	31,258	1,283,766
	Ingram Micro, Inc. Class A (b)	18,600	465,372
	Jabil Circuit, Inc.	150,341	2,701,628
	Sanmina Corp. (b)	48,800	815,936
	ScanSource, Inc. (b)	11,700	439,218
	SYNNEX Corp. (b)	13,900	780,485
			6,486,405
	Energy Equipment & Services 2.5%
	Baker Hughes, Inc.	56,500	3,200,160
	Halliburton Co. (a)	30,935	1,516,124
	Nabors Industries, Ltd.	158,937	2,714,644
	Oil States International, Inc. (b)	7,900	742,205
	Schlumberger, Ltd.	1,000	87,570
	Superior Energy Services, Inc.	98,300	2,323,812
			10,584,515
	Food & Staples Retailing 1.8%
	Andersons, Inc. (The)	5,200	430,248
	CVS Caremark Corp.	3,400	230,248
	Kroger Co. (The) (a)	80,127	2,892,585
	Rite Aid Corp. (b)	151,400	840,270
	Safeway, Inc. (a)	87,193	2,723,909
	Wal-Mart Stores, Inc. (a)	4,502	336,209
			7,453,469
	Food Products 2.9%
	Archer-Daniels-Midland Co. (a)	74,700	2,949,156
	Bunge, Ltd.	35,400	2,681,904
	Chiquita Brands International, Inc. (b)	92,900	982,882
	Ingredion, Inc.	29,945	1,865,574
	Pilgrim's Pride Corp. (b)	51,100	854,903
	Tyson Foods, Inc. Class A	80,493	3,010,438
			12,344,857
	Health Care Equipment & Supplies 2.0%
	Abbott Laboratories (a)	35,283	1,293,475
	Anika Therapeutics, Inc. (b)	22,200	738,594
	Boston Scientific Corp. (b)	227,300	3,075,369
	CareFusion Corp. (b)	5,986	244,049
	Greatbatch, Inc. (b)	11,800	501,618
	ICU Medical, Inc. (b)	5,100	329,001
	Invacare Corp.	46,300	934,334
	Natus Medical, Inc. (b)	18,900	489,321
	NuVasive, Inc. (b)	23,600	883,584
			8,489,345
	Health Care Providers & Services 3.7%
	Amedisys, Inc. (b)	57,200	863,148
	Cardinal Health, Inc.	23,300	1,584,866
	Gentiva Health Services, Inc. (b)	28,069	318,864
	Health Net, Inc. (b)	64,400	2,118,116
	Humana, Inc.	30,100	2,928,730
	Kindred Healthcare, Inc.	21,700	410,998
	McKesson Corp. (a)	20,038	3,494,827
	PharMerica Corp. (b)	34,900	849,466
	UnitedHealth Group, Inc.	1,071	77,412
	WellPoint, Inc.	35,862	3,084,132
			15,730,559
	Hotels, Restaurants & Leisure 1.9%
	Brinker International, Inc.	20,200	976,872
	Hyatt Hotels Corp. Class A (b)	5,600	267,624
	International Game Technology	28,400	409,812
	MGM Resorts International (b)	32,312	787,120
	Royal Caribbean Cruises, Ltd.	57,409	2,847,487
	Wendy's Co. (The)	299,300	2,714,651
			8,003,566
	Household Durables 2.5%
	Harman International Industries, Inc.	31,100	3,216,673
	Jarden Corp. (b)	45,500	2,750,475
	PulteGroup, Inc.	114,003	2,316,541
	Whirlpool Corp.	18,368	2,448,454
			10,732,143
	Household Products 0.9%
	Energizer Holdings, Inc.	15,300	1,445,850
	Procter & Gamble Co. (The) (a)	32,359	2,479,347
			3,925,197
	Independent Power Producers & Energy Traders 0.0%‡
	AES Corp. (The) (a)	452	6,355

	Industrial Conglomerates 0.8%
	General Electric Co. (a)	139,485	3,505,258

	Insurance 1.6%
	American International Group, Inc. (a)	84,726	4,063,459
	Genworth Financial, Inc. Class A (b)	95,200	1,404,200
	MetLife, Inc.	10,200	500,310
	Reinsurance Group of America, Inc.	6,500	485,355
	Stewart Information Services Corp.	10,500	341,355
			6,794,679
	Internet & Catalog Retail 3.0%
	Amazon.com, Inc. (b)	14,923	5,352,731
	Expedia, Inc.	40,492	2,631,170
	Liberty Interactive Corp. Class A (b)	103,300	2,759,143
	Overstock.com, Inc. (b)	13,300	280,098
	priceline.com, Inc. (b)	1,600	1,831,824
			12,854,966
	Internet Software & Services 5.5%
	AOL, Inc. (a)(b)	53,800	2,479,104
	Blucora, Inc. (b)	15,100	386,711
	EarthLink, Inc.	7,016	30,450
	eBay, Inc. (a)(b)	78,157	4,157,952
	Facebook, Inc. Class A (b)	39,000	2,440,230
¤	Google, Inc. Class A (a)(b)	8,394	9,913,062
	IAC / InterActiveCorp	38,289	2,681,762
	LinkedIn Corp. Class A (b)	2,200	473,462
	Monster Worldwide, Inc. (b)	57,900	354,348
	Perficient, Inc. (b)	17,900	367,487
			23,284,568
	IT Services 4.9%
	Booz Allen Hamilton Holding Corp. (a)	138,314	2,528,380
	Computer Sciences Corp.	49,644	2,998,994
	CoreLogic, Inc. (b)	77,151	2,457,259
	DST Systems, Inc.	1,100	100,100
	Genpact, Ltd. (b)	134,500	2,282,465
	Global Cash Access Holdings, Inc. (b)	11,645	98,750
	Global Payments, Inc.	39,900	2,636,991
	International Business Machines Corp. (a)	26,107	4,612,585
	MasterCard, Inc. Class A	5,700	431,376
	Visa, Inc. Class A	4,300	926,349
	Western Union Co. (The)	119,300	1,837,220
			20,910,469
	Life Sciences Tools & Services 1.0%
	Bruker Corp. (b)	80,000	1,628,000
	PAREXEL International Corp. (b)	18,200	888,342
	Quintiles Transnational Holdings, Inc. (b)	35,000	1,667,050
			4,183,392
	Machinery 2.1%
	AGCO Corp.	48,400	2,581,172
	Caterpillar, Inc.	16,400	1,540,124
	Cummins, Inc.	9,700	1,231,706
	Hyster-Yale Materials Handling, Inc.	8,936	766,352
	Oshkosh Corp.	51,201	2,772,022
			8,891,376
	Media 5.6%
	Cablevision Systems Corp. Class A	158,335	2,539,693
	Carmike Cinemas, Inc. (b)	22,700	615,397
	Comcast Corp. Class A (a)	97,960	5,333,922
	Digital Generation, Inc. (b)	25,100	338,850
	DIRECTV (a)(b)	36,466	2,531,834
	DISH Network Corp. Class A (b)	35,000	1,973,300
	Gannett Co., Inc.	49,336	1,358,220
	Interpublic Group of Cos., Inc. (The)	140,400	2,291,328
	Live Nation Entertainment, Inc. (b)	41,300	878,451
	MDC Partners, Inc. Class A	26,650	640,400
	Time Warner Cable, Inc. (a)	26,086	3,476,481
	Twenty-First Century Fox, Inc. Class A	45,000	1,431,900
	Walt Disney Co. (The) (a)	6,575	477,411
			23,887,187
	Metals & Mining 1.2%
	Reliance Steel & Aluminum Co.	36,100	2,525,195
	Steel Dynamics, Inc. (a)	146,099	2,410,634
	United States Steel Corp.	11,000	287,210
			5,223,039
	Multi-Utilities 0.7%
	MDU Resources Group, Inc.	88,100	2,822,724

	Multiline Retail 0.4%
	Target Corp.	32,100	1,818,144

	Oil, Gas & Consumable Fuels 12.5%
	Anadarko Petroleum Corp. (a)	16,800	1,355,592
	Apache Corp.	39,401	3,162,324
	Carrizo Oil & Gas, Inc. (b)	20,100	826,110
	Chesapeake Energy Corp.	101,700	2,736,747
¤	Chevron Corp. (a)	65,759	7,340,677
	Cloud Peak Energy, Inc. (b)	46,600	872,818
	ConocoPhillips (a)	36,898	2,396,525
	Devon Energy Corp.	44,800	2,653,056
	EPL Oil & Gas, Inc. (b)	31,400	843,718
¤	Exxon Mobil Corp. (a)	102,745	9,468,979
	Forest Oil Corp. (b)	21,000	64,050
	Green Plains Renewable Energy, Inc.	42,000	935,760
	Marathon Oil Corp.	91,400	2,997,006
	Marathon Petroleum Corp. (a)	36,166	3,148,251
	Occidental Petroleum Corp.	1,600	140,112
	PBF Energy, Inc. Class A	4,800	124,464
	Penn Virginia Corp. (b)	24,588	294,810
	Phillips 66 (a)	47,492	3,471,190
	Renewable Energy Group, Inc. (b)	62,800	628,628
	Stone Energy Corp. (b)	26,800	829,460
	Tesoro Corp.	50,000	2,576,000
	VAALCO Energy, Inc. (b)	128,700	774,774
	Valero Energy Corp. (a)	62,159	3,176,325
	Western Refining, Inc.	21,200	829,132
	WPX Energy, Inc. (b)	61,600	1,173,480
			52,819,988
	Paper & Forest Products 0.8%
	Domtar Corp. (a)	28,291	3,038,736
	International Paper Co. (a)	6,434	307,159
			3,345,895
	Personal Products 0.5%
	Avon Products, Inc.	5,232	77,904
	Herbalife, Ltd.	6,519	419,628
	Nu Skin Enterprises, Inc. Class A	20,212	1,721,052
			2,218,584
	Pharmaceuticals 7.9%
	AbbVie, Inc.	35,852	1,764,994
	Auxilium Pharmaceuticals, Inc. (b)	7,200	184,176
	Depomed, Inc. (b)	9,800	117,600
	Eli Lilly & Co. (a)	43,361	2,341,928
	Hi-Tech Pharmacal Co., Inc. (b)	8,500	367,710
	Hospira, Inc. (b)	63,500	2,794,635
	Impax Laboratories, Inc. (b)	34,900	807,586
¤	Johnson & Johnson (a)	91,492	8,094,297
	Mallinckrodt PLC (b)	45,700	2,642,831
	Medicines Co. (The) (b)	22,400	778,624
¤	Merck & Co., Inc. (a)	120,296	6,372,079
	Pfizer, Inc. (a)	173,411	5,271,694
	Prestige Brands Holdings, Inc. (b)	26,600	804,916
	Questcor Pharmaceuticals, Inc.	9,568	641,152
	Sagent Pharmaceuticals, Inc. (b)	31,600	598,188
			33,582,410
	Professional Services 1.1%
	Barrett Business Services, Inc.	7,600	595,916
	ManpowerGroup, Inc.	32,160	2,505,264
	Robert Half International, Inc. (a)	32,254	1,347,572
			4,448,752
	Real Estate Investment Trusts 1.8%
	CBL & Associates Properties, Inc.	110,500	1,877,395
	Home Properties, Inc.	700	39,025
	Host Hotels & Resorts, Inc.	148,700	2,734,593
	Weyerhaeuser Co.	97,700	2,919,276
			7,570,289
	Real Estate Management & Development 0.6%
	CBRE Group, Inc. Class A (b)	97,200	2,579,688

	Road & Rail 2.9%
	AMERCO	10,900	2,427,757
	Arkansas Best Corp.	25,300	867,537
	Avis Budget Group, Inc. (b)	66,900	2,522,799
	Con-way, Inc. (a)	64,658	2,487,394
	Hertz Global Holdings, Inc. (b)	102,760	2,673,815
	Ryder System, Inc.	18,401	1,309,967
			12,289,269
	Semiconductors & Semiconductor Equipment 2.8%
	Broadcom Corp. Class A	88,800	2,642,688
	First Solar, Inc. (b)	52,000	2,630,160
	Intel Corp. (a)	215,032	5,276,885
	Micron Technology, Inc. (b)	51,600	1,188,864
			11,738,597
	Software 4.0%
¤	Microsoft Corp. (a)	263,108	9,958,638
	Oracle Corp. (a)	91,262	3,367,568
	Symantec Corp.	125,700	2,691,237
	TiVo, Inc. (b)	67,200	832,608
			16,850,051
	Specialty Retail 3.1%
	Ascena Retail Group, Inc. (b)	126,689	2,376,686
	Best Buy Co., Inc. (a)	71,600	1,685,464
	Big 5 Sporting Goods Corp.	8,100	138,996
	CST Brands, Inc.	20,200	644,986
	GameStop Corp. Class A (a)	57,404	2,013,158
	Gap, Inc. (The)	35,100	1,336,608
	hhgregg, Inc. (b)	7,381	60,967
	Home Depot, Inc. (The) (a)	11,341	871,556
	Lowe's Companies, Inc. (a)	78,116	3,615,989
	Pep Boys-Manny Moe & Jack (The) (b)	1,233	14,722
	Staples, Inc.	10,067	132,482
			12,891,614
	Textiles, Apparel & Luxury Goods 1.5%
	Carter's, Inc.	12,757	857,908
	Fossil Group, Inc. (b)	23,300	2,605,639
	Hanesbrands, Inc.	40,064	2,850,153
			6,313,700
	Thrifts & Mortgage Finance 0.6%
	Ocwen Financial Corp. (b)	2,600	114,764
	People's United Financial, Inc.	85,583	1,216,134
	Washington Federal, Inc.	55,000	1,203,400
			2,534,298
	Tobacco 0.1%
	Philip Morris International, Inc. (a)	6,370	497,752

	Trading Companies & Distributors 0.6%
	MRC Global, Inc. (b)	86,173	2,405,950

	Wireless Telecommunication Services 1.5%
	Sprint Corp. (b)	19,500	161,265
	T-Mobile U.S., Inc. (b)	83,000	2,537,310
	Telephone & Data Systems, Inc.	69,448	1,876,485
	United States Cellular Corp.	37,193	1,647,278
			6,222,338
	Total Common Stocks (Cost $475,281,708)		544,083,409

	Exchange-Traded Fund 1.7% (c)
¤	S&P 500 Index - SPDR Trust Series 1	39,578	7,052,008

	Total Exchange-Traded Fund (Cost $7,174,556)		7,052,008

	Principal Amount	Value
Short-Term Investment 0.3%
Repurchase Agreement 0.3%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $1,212,734 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $1,335,000 and a Market Value of $1,240,772)	$1,212,734	1,212,734

Total Short-Term Investment (Cost $1,212,734)		1,212,734

Total Investments, Before Investments Sold Short (Cost $483,668,998) (f)	130.5%	552,348,151

	Shares	Value
Investments Sold Short (30.0%)
Common Stocks Sold Short (30.0%)
Aerospace & Defense (0.1%)
KEYW Holding Corp. (The) (b)	(18,159)	(290,544)
Taser International, Inc. (b)	(6,009)	(96,504)
		(387,048)
Air Freight & Logistics (0.2%)
XPO Logistics, Inc. (b)	(26,500)	(660,380)

Auto Components (0.5%)
Allison Transmission Holdings, Inc.	(16,200)	(465,426)
Gentex Corp.	(45,300)	(1,467,267)
		(1,932,693)
Biotechnology (1.2%)
Achillion Pharmaceuticals, Inc. (b)	(136,700)	(452,477)
Idenix Pharmaceuticals, Inc. (b)	(21,100)	(147,911)
Infinity Pharmaceuticals, Inc. (b)	(13,500)	(173,475)
Insmed, Inc. (b)	(1,900)	(38,798)
MannKind Corp. (b)	(48,900)	(265,038)
Seattle Genetics, Inc. (b)	(34,300)	(1,538,698)
Stemline Therapeutics, Inc. (b)	(13,800)	(347,070)
Synta Pharmaceuticals Corp. (b)	(85,600)	(457,104)
Theravance, Inc. (b)	(40,100)	(1,476,482)
ZIOPHARM Oncology, Inc. (b)	(60,500)	(253,495)
		(5,150,548)
Chemicals (0.2%)
Intrepid Potash, Inc. (b)	(49,000)	(720,300)
Kronos Worldwide, Inc.	(1,400)	(21,672)
		(741,972)
Commercial Banks (1.1%)
Capital Bank Financial Corp. Class A (b)	(5,761)	(132,791)
First Horizon National Corp.	(127,300)	(1,497,048)
Home BancShares, Inc.	(11,957)	(368,754)
Synovus Financial Corp.	(34,332)	(115,012)
TCF Financial Corp.	(89,707)	(1,444,283)
Valley National Bancorp	(114,613)	(1,110,600)
		(4,668,488)
Commercial Services & Supplies (0.3%)
Copart, Inc. (b)	(17,100)	(586,188)
Iron Mountain, Inc.	(24,000)	(633,840)
		(1,220,028)
Communications Equipment (0.6%)
Palo Alto Networks, Inc. (b)	(24,656)	(1,465,799)
Procera Networks, Inc. (b)	(65,800)	(760,648)
Ruckus Wireless, Inc. (b)	(35,300)	(474,079)
		(2,700,526)
Computers & Peripherals (0.4%)
Cray, Inc. (b)	(24,700)	(728,403)
Fusion-io, Inc. (b)	(82,000)	(902,000)
		(1,630,403)
Construction & Engineering (0.1%)
Great Lakes Dredge & Dock Corp. (b)	(53,200)	(400,596)

Construction Materials (0.3%)
Eagle Materials, Inc.	(15,000)	(1,181,250)

Diversified Consumer Services (0.3%)
Weight Watchers International, Inc.	(48,400)	(1,308,252)

Electrical Equipment (0.1%)
Capstone Turbine Corp. (b)	(318,800)	(516,456)

Electronic Equipment, Instruments & Components (1.6%)
Dolby Laboratories, Inc. Class A (b)	(36,700)	(1,504,333)
FARO Technologies, Inc. (b)	(5,600)	(289,632)
InvenSense, Inc. (b)	(25,055)	(493,333)
IPG Photonics Corp. (b)	(20,579)	(1,376,118)
National Instruments Corp.	(7,319)	(212,251)
RealD, Inc. (b)	(48,500)	(434,075)
Trimble Navigation, Ltd. (b)	(45,100)	(1,458,083)
Uni-Pixel, Inc. (b)	(36,700)	(350,485)
Universal Display Corp. (b)	(15,500)	(503,440)
		(6,621,750)
Energy Equipment & Services (1.1%)
Carbo Ceramics, Inc.	(7,000)	(805,840)
GeoSpace Technologies Corp. (b)	(6,200)	(493,024)
McDermott International, Inc. (b)	(168,535)	(1,405,582)
Nuverra Environmental Solutions, Inc. (b)	(51,208)	(740,468)
Tidewater, Inc.	(27,000)	(1,399,950)
		(4,844,864)
Food & Staples Retailing (0.8%)
Fresh Market, Inc. (The) (b)	(40,598)	(1,419,306)
Natural Grocers By Vitamin Cottage, Inc. (b)	(12,400)	(470,828)
Sprouts Farmers Market, Inc. (b)	(39,700)	(1,418,878)
		(3,309,012)
Food Products (0.0%)‡
Boulder Brands, Inc. (b)	(3,633)	(52,097)

Health Care Equipment & Supplies (0.4%)
Accuray, Inc. (b)	(4,898)	(52,164)
Antares Pharma, Inc. (b)	(107,600)	(514,328)
Cerus Corp. (b)	(6,500)	(40,105)
GenMark Diagnostics, Inc. (b)	(17,300)	(223,516)
TearLab Corp. (b)	(57,700)	(386,013)
Unilife Corp. (b)	(92,100)	(430,107)
		(1,646,233)
Health Care Providers & Services (1.0%)
BioScrip, Inc. (b)	(98,900)	(841,639)
Brookdale Senior Living, Inc. (b)	(54,900)	(1,507,554)
Capital Senior Living Corp. (b)	(11,700)	(262,899)
Emeritus Corp. (b)	(23,500)	(518,175)
Envision Healthcare Holdings, Inc. (b)	(29,900)	(988,494)
		(4,118,761)
Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc. (b)	(7,668)	(126,982)
Vocera Communications, Inc. (b)	(47,300)	(826,331)
		(953,313)
Hotels, Restaurants & Leisure (0.5%)
Caesars Entertainment Corp. (b)	(2,500)	(55,025)
Choice Hotels International, Inc.	(21,300)	(1,033,689)
Dunkin' Brands Group, Inc.	(18,300)	(851,499)
Noodles & Co. (b)	(7,100)	(258,085)
		(2,198,298)
Household Durables (2.5%)
Beazer Homes USA, Inc. (b)	(7,540)	(169,725)
D.R. Horton, Inc.	(69,086)	(1,622,139)
Garmin, Ltd.	(17,100)	(770,355)
Lennar Corp. Class A	(39,400)	(1,582,304)
M.D.C. Holdings, Inc.	(24,800)	(766,072)
M/I Homes, Inc. (b)	(21,100)	(518,849)
Standard Pacific Corp. (b)	(47,000)	(413,600)
Taylor Morrison Home Corp. Class A (b)	(70,200)	(1,484,730)
Tempur Sealy International, Inc. (b)	(29,700)	(1,463,913)
Toll Brothers, Inc. (b)	(41,513)	(1,525,603)
William Lyon Homes Class A (b)	(10,869)	(261,617)
		(10,578,907)
Insurance (0.4%)
eHealth, Inc. (b)	(8,800)	(470,184)
MBIA, Inc. (b)	(130,272)	(1,425,176)
		(1,895,360)
Internet & Catalog Retail (0.7%)
HomeAway, Inc. (b)	(36,600)	(1,495,476)
TripAdvisor, Inc. (b)	(17,911)	(1,382,550)
		(2,878,026)
Internet Software & Services (0.7%)
Angie's List, Inc. (b)	(50,173)	(900,104)
Bazaarvoice, Inc. (b)	(95,900)	(695,275)
Millennial Media, Inc. (b)	(71,600)	(568,504)
Shutterstock, Inc. (b)	(9,200)	(741,612)
		(2,905,495)
Life Sciences Tools & Services (0.3%)
Techne Corp.	(16,000)	(1,453,920)

Machinery (0.1%)
Proto Labs, Inc. (b)	(6,900)	(547,584)

Media (0.1%)
DreamWorks Animation SKG, Inc. Class A (b)	(6,375)	(215,092)
Lions Gate Entertainment Corp.	(1,200)	(38,796)
		(253,888)
Metals & Mining (1.9%)
Allied Nevada Gold Corp. (b)	(175,436)	(861,391)
Compass Minerals International, Inc.	(15,100)	(1,187,162)
Gold Resource Corp.	(106,300)	(490,043)
Hecla Mining Co.	(245,768)	(744,677)
Molycorp, Inc. (b)	(147,622)	(715,967)
Royal Gold, Inc.	(29,265)	(1,637,084)
Tahoe Resources, Inc. (b)	(98,315)	(1,750,007)
Walter Energy, Inc.	(58,700)	(666,832)
		(8,053,163)
Multiline Retail (0.6%)
J.C. Penney Co., Inc. (b)	(208,444)	(1,233,988)
Sears Holdings Corp. (b)	(37,707)	(1,371,404)
		(2,605,392)
Oil, Gas & Consumable Fuels (3.2%)
Arch Coal, Inc.	(85,800)	(363,792)
Clean Energy Fuels Corp. (b)	(42,500)	(507,025)
Cobalt International Energy, Inc. (b)	(89,842)	(1,470,714)
Emerald Oil, Inc. (b)	(104,500)	(801,515)
Golar LNG, Ltd.	(41,910)	(1,488,224)
Gulfport Energy Corp. (b)	(27,300)	(1,663,935)
Miller Energy Resources, Inc. (b)	(107,000)	(844,230)
Nordic American Tankers, Ltd.	(74,800)	(818,312)
SandRidge Energy, Inc. (b)	(214,200)	(1,317,330)
Solazyme, Inc. (b)	(49,900)	(647,203)
Teekay Corp.	(29,776)	(1,612,966)
Triangle Petroleum Corp. (b)	(42,800)	(325,708)
Ultra Petroleum Corp. (b)	(69,800)	(1,671,710)
		(13,532,664)
Personal Products (0.0%)‡
Star Scientific, Inc. (b)	(299,900)	(205,551)

Pharmaceuticals (0.5%)
AcelRx Pharmaceuticals, Inc. (b)	(44,000)	(502,480)
Repros Therapeutics, Inc. (b)	(24,700)	(463,125)
Salix Pharmaceuticals, Ltd. (b)	(7,500)	(730,050)
Supernus Pharmaceuticals, Inc. (b)	(46,000)	(449,420)
		(2,145,075)
Professional Services (0.2%)
Acacia Research Corp.	(54,900)	(758,718)

Real Estate Investment Trusts (1.1%)
American Capital Agency Corp.	(73,600)	(1,541,920)
Annaly Capital Management, Inc.	(132,200)	(1,423,794)
Hatteras Financial Corp.	(85,200)	(1,528,488)
Western Asset Mortgage Capital Corp.	(20,720)	(309,764)
		(4,803,966)
Real Estate Management & Development (0.4%)
Howard Hughes Corp. (The) (b)	(1,100)	(137,247)
St. Joe Co. (The) (b)	(81,800)	(1,469,946)
		(1,607,193)
Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc. (b)	(106,942)	(366,811)
Applied Materials, Inc.	(20,300)	(341,446)
Cree, Inc. (b)	(23,200)	(1,401,744)
Freescale Semiconductor, Ltd. (b)	(6,922)	(125,496)
Silicon Laboratories, Inc. (b)	(34,100)	(1,610,884)
		(3,846,381)
Software (2.3%)
Concur Technologies, Inc. (b)	(13,522)	(1,640,760)
Imperva, Inc. (b)	(5,400)	(297,000)
Jive Software, Inc. (b)	(5,193)	(48,035)
NetSuite, Inc. (b)	(2,401)	(252,537)
ServiceNow, Inc. (b)	(25,221)	(1,599,768)
SolarWinds, Inc. (b)	(36,200)	(1,444,018)
VirnetX Holding Corp. (b)	(27,900)	(501,084)
Vringo, Inc. (b)	(215,400)	(924,066)
Workday, Inc. Class A (b)	(16,710)	(1,496,213)
Zynga, Inc. Class A (b)	(366,200)	(1,611,280)
		(9,814,761)
Specialty Retail (1.4%)
Aeropostale, Inc. (b)	(30,700)	(216,435)
Bebe Stores, Inc.	(167,600)	(832,972)
Cabela's, Inc. (b)	(22,600)	(1,511,036)
Conn's, Inc. (b)	(7,300)	(443,183)
Five Below, Inc. (b)	(12,800)	(469,120)
Francesca's Holdings Corp. (b)	(11,900)	(226,100)
Lumber Liquidators Holdings, Inc. (b)	(5,100)	(453,849)
Sally Beauty Holdings, Inc. (b)	(5,900)	(167,442)
Sears Hometown and Outlet Stores, Inc. (b)	(6,336)	(132,993)
Stage Stores, Inc.	(29,800)	(584,080)
Tile Shop Holdings, Inc. (b)	(29,000)	(409,770)
Wet Seal, Inc. (The) Class A (b)	(176,500)	(421,835)
		(5,868,815)
Textiles, Apparel & Luxury Goods (0.4%)
Under Armour, Inc. Class A (b)	(17,600)	(1,902,736)

Thrifts & Mortgage Finance (0.4%)
Flagstar Bancorp, Inc. (b)	(9,900)	(206,613)
Nationstar Mortgage Holdings, Inc. (b)	(46,400)	(1,298,272)
		(1,504,885)
Trading Companies & Distributors (0.7%)
CAI International, Inc. (b)	(2,696)	(55,780)
Fastenal Co.	(32,100)	(1,410,153)
Textainer Group Holdings, Ltd.	(17,700)	(642,333)
Titan Machinery, Inc. (b)	(45,400)	(740,020)
		(2,848,286)
Wireless Telecommunication Services (0.2%)
NII Holdings, Inc. (b)	(310,900)	(935,809)

Total Common Stocks Sold Short (Proceeds $124,431,169)		(127,189,543)

Warrants Sold Short (0.0%)‡
Oil, Gas & Consumable Fuels (0.0%)‡
Magnum Hunter Resources Corp. (b)(d)(e)	(31,660)	(3)

Total Warrants Sold Short (Proceeds $0)		(3)

Total Investments Sold Short (Proceeds $124,431,169)	(30.0)%	(127,189,546)

Total Investments, Net of Investments Sold Short (Cost $359,237,829)	100.5	425,158,605

Other Assets, Less Liabilities	(0.5)	(1,966,163)
Net Assets	100.0%	$423,192,442

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(b)	Non-income producing security.
(c)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	Fair valued security - Security was fair valued in accordance with the Fund’s valuation policy. As of January 31, 2014, the total market value of the fair valued security was $(3), which represented less than one-tenth of a percent of the Fund’s net assets.
(e)	Illiquid security - The total market value of this security as of January 31, 2014, was $(3), which represented less than one-tenth of a percent of the Fund's net assets.
(f)	As of January 31, 2014, cost was $487,006,063 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$77,368,981
Gross unrealized depreciation	(12,026,893)
Net unrealized appreciation	$65,342,088

The following abbreviation is used in the above portfolio:
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$544,083,409	$—	$—	$544,083,409
Exchange-Traded Fund	7,052,008	—	—	7,052,008
Short-Term Investment
Repurchase Agreement	—	1,212,734	—	1,212,734
Total Investments in Securities	$551,135,417	$1,212,734	$—	$552,348,151

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(127,189,543)	$—	$—	$(127,189,543)
Warrants Sold Short (b)	—	—	(3)	(3)
Total Investments in Securities Sold Short	$(127,189,543)	$—	$(3)	$(127,189,546)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $(3) is held in Oil, Gas & Consumable Fuels within the Warrants Sold Short section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2014
Warrants Sold Short
Oil, Gas & Consumable Fuels	$(3)	$-	$-	$-	$-	$-	$-	$-	$(3)	$-
Total	$(3)	$-	$-	$-	$-	$-	$-	$-	$(3)	$-

MainStay U.S. Small Cap Fund

Portfolio of Investments January 31, 2014 (Unaudited)

		Shares	Value
	Common Stocks 96.1% †
	Aerospace & Defense 3.0%
	Curtiss-Wright Corp.	169,300	$10,398,406
	Hexcel Corp. (a)	181,780	7,576,590
			17,974,996
	Auto Components 2.0%
	Dana Holding Corp.	311,105	5,886,107
	Visteon Corp. (a)	73,250	5,933,982
			11,820,089
	Biotechnology 0.7%
	Alkermes PLC (a)	82,310	4,006,851

	Building Products 3.3%
¤	Armstrong World Industries, Inc. (a)	231,880	12,911,078
	Simpson Manufacturing Co., Inc.	216,540	7,059,204
			19,970,282
	Capital Markets 2.3%
	Diamond Hill Investment Group, Inc.	53,950	6,179,433
	Waddell & Reed Financial, Inc. Class A	116,850	7,574,217
			13,753,650
	Chemicals 3.5%
	Chemtura Corp. (a)	304,450	7,635,606
	Flotek Industries, Inc. (a)	323,660	6,961,927
	Innophos Holdings, Inc.	140,600	6,561,802
			21,159,335
	Commercial Banks 10.2%
	Bank of Hawaii Corp.	143,700	8,159,286
	BankUnited, Inc.	319,380	9,932,718
	CVB Financial Corp.	418,537	6,244,572
	First Financial Bancorp	301,990	5,006,994
	Investors Bancorp, Inc.	405,752	10,293,928
	Sterling Financial Corp.	196,450	6,188,175
	Texas Capital Bancshares, Inc. (a)	81,450	4,843,832
	ViewPoint Financial Group, Inc.	402,050	9,898,471
			60,567,976
	Commercial Services & Supplies 1.4%
	Herman Miller, Inc.	288,880	8,097,306

	Communications Equipment 1.8%
¤	Harmonic, Inc. (a)	1,675,585	10,991,838

	Construction Materials 0.4%
	United States Lime & Minerals, Inc. (a)	49,400	2,694,770

	Containers & Packaging 1.3%
	Silgan Holdings, Inc.	176,010	8,066,538

	Diversified Consumer Services 1.0%
	Service Corp. International	349,900	6,193,230

	Diversified Financial Services 0.7%
	CBOE Holdings, Inc.	84,780	4,410,256

	Diversified Telecommunication Services 0.8%
	Lumos Networks Corp.	253,775	4,824,263

	Electric Utilities 4.1%
¤	Cleco Corp.	225,423	11,014,168
	Great Plains Energy, Inc.	305,950	7,550,846
	Westar Energy, Inc.	178,750	5,929,137
			24,494,151
	Electronic Equipment, Instruments & Components 2.2%
	National Instruments Corp.	219,034	6,351,986
	OSI Systems, Inc. (a)	117,135	6,785,631
			13,137,617
	Energy Equipment & Services 1.0%
	Dril-Quip, Inc. (a)	59,500	5,983,320

	Food & Staples Retailing 1.4%
	Spartan Stores, Inc.	359,343	8,117,558

	Food Products 1.0%
	TreeHouse Foods, Inc. (a)	89,650	5,902,556

	Health Care Equipment & Supplies 8.5%
	Alere, Inc. (a)	102,850	3,898,015
	Greatbatch, Inc. (a)	88,750	3,772,762
	Haemonetics Corp. (a)	167,750	6,356,047
¤	Integra LifeSciences Holdings Corp. (a)	248,312	11,536,576
	Sirona Dental Systems, Inc. (a)	96,088	6,912,571
	Teleflex, Inc.	94,300	8,830,252
	Wright Medical Group, Inc. (a)	310,517	9,442,822
			50,749,045
	Health Care Providers & Services 4.5%
	Bio-Reference Laboratories, Inc. (a)	381,205	10,250,602
	U.S. Physical Therapy, Inc.	191,265	6,026,760
¤	WellCare Health Plans, Inc. (a)	164,450	10,707,340
			26,984,702
	Hotels, Restaurants & Leisure 4.6%
¤	Brinker International, Inc.	249,840	12,082,262
	Life Time Fitness, Inc. (a)	200,080	8,235,293
	Monarch Casino & Resort, Inc. (a)	380,096	7,324,450
			27,642,005
	Household Durables 1.1%
	M/I Homes, Inc. (a)	258,710	6,361,679

	Internet Software & Services 1.1%
	Monster Worldwide, Inc. (a)	372,164	2,277,644
	Travelzoo, Inc. (a)	180,553	4,022,721
			6,300,365
	IT Services 1.2%
	Forrester Research, Inc.	193,712	7,271,948

	Machinery 7.1%
	Actuant Corp. Class A	77,500	2,652,050
	Harsco Corp.	287,650	7,303,434
	Kennametal, Inc.	89,339	3,871,952
¤	Mueller Industries, Inc.	191,900	11,943,856
	Mueller Water Products, Inc. Class A	787,350	6,834,198
	Woodward, Inc.	230,650	9,883,352
			42,488,842
	Metals & Mining 0.1%
	Haynes International, Inc.	8,237	421,240

	Multi-Utilities 1.8%
	Vectren Corp.	291,930	10,661,284

	Paper & Forest Products 1.7%
	KapStone Paper and Packaging Corp. (a)	356,960	9,984,171

	Professional Services 0.6%
	Resources Connection, Inc.	255,350	3,442,118

	Real Estate Investment Trusts 0.8%
	Tanger Factory Outlet Centers, Inc.	143,400	4,786,692

	Road & Rail 2.1%
	Con-way, Inc.	138,800	5,339,636
	Genesee & Wyoming, Inc. Class A (a)	78,390	7,081,753
			12,421,389
	Semiconductors & Semiconductor Equipment 4.1%
	Cypress Semiconductor Corp. (a)	806,560	8,097,863
	Teradyne, Inc. (a)	334,640	6,294,578
	Veeco Instruments, Inc. (a)	258,335	9,819,313
			24,211,754
	Software 1.9%
¤	Rovi Corp. (a)	521,050	11,051,471

	Specialty Retail 5.5%
	American Eagle Outfitters, Inc.	449,340	6,079,570
	Big 5 Sporting Goods Corp.	432,250	7,417,410
	Brown Shoe Co., Inc.	114,177	2,703,711
	CST Brands, Inc.	214,450	6,847,389
	Express, Inc. (a)	352,950	6,113,094
	JoS. A. Bank Clothiers, Inc. (a)	63,232	3,554,903
			32,716,077
	Textiles, Apparel & Luxury Goods 2.6%
	G-III Apparel Group, Ltd. (a)	50,630	3,542,581
¤	Iconix Brand Group, Inc. (a)	326,400	12,142,080
			15,684,661
	Thrifts & Mortgage Finance 4.7%
	Brookline Bancorp, Inc.	765,350	6,811,615
	Capitol Federal Financial, Inc.	569,550	6,817,514
	Northwest Bancshares, Inc.	620,940	8,730,416
	Trustco Bank Corp.	889,980	5,811,569
			28,171,114
	Total Common Stocks (Cost $446,138,164)		573,517,139

	Exchange-Traded Fund 3.0% (b)
¤	iShares Russell 2000 Value Index Fund	189,170	18,092,219

	Total Exchange-Traded Funds (Cost $15,758,759)		18,092,219

	Principal Amount
Short-Term Investment 1.3%
Repurchase Agreement 1.3%
State Street Bank and Trust Co. 0.00%, dated 1/31/14 due 2/3/14 Proceeds at Maturity $7,471,865 (Collateralized by a Federal National Mortgage Association Corp. security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $8,165,000 and a Market Value of $7,622,297)	$7,471,865	7,471,865
Total Short-Term Investment (Cost $7,471,865)		7,471,865
Total Investments (Cost $469,368,788) (c)	100.4%	599,081,223
Other Assets, Less Liabilities	(0.4)	(2,549,723)
Net Assets	100.0%	$596,531,500

¤	Among the Fund's 10 largest holdings, as of January 31, 2014, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of January 31, 2014, cost was $470,098,449 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$134,529,047
Gross unrealized depreciation	(5,546,273)
Net unrealized appreciation	$128,982,774

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$573,517,139	$—	$—	$573,517,139
Exchange-Traded Fund	18,092,219	—	—	18,092,219
Short-Term Investment
Repurchase Agreement	—	7,471,865	—	7,471,865
Total Investments in Securities	$591,609,358	$7,471,865	$—	$599,081,223

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2014, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2014, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2014 Unaudited

SECURITIES VALUATION.

The MainStay Funds Trust is comprised of thirty-five separate funds (each a "Fund" and collectively, the "Funds"). Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds Trust adopted procedures for the valuation of the Funds' securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to the Funds.

To assess the appropriateness of security valuations, the Manager or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the pricing of a portfolio security is submitted by the Valuation Committee to the full Board for its review at its next regularly scheduled meeting immediately after such action.

"Fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities
•	Level 2 – other significant observable inputs (including quoted prices for similar assets or liabilities in active markets, interest rates and yield curves, prepayment speeds, credit risk etc.)
•	Level 3 – significant unobservable inputs (including the Funds' own assumptions about the assumptions that market participants would use in measuring the fair value of assets or liabilities)

The aggregate value by input level, as of January 31, 2014, for the Funds' assets or liabilities are included at the end of the Funds' respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market values cannot be measured using the methodologies described above are valued by methods deemed reasonable and in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, fair values may differ significantly from values that would have been used had an active market existed. For the period ended January 31, 2014, there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of January 31, 2014, the Balanced, Epoch International Small Cap, Floating Rate, High Yield Opportunities, Intermediate Term Bond, International Opportunities, and U.S Equity Opportunities Funds held securities with a value of $5,401,109, $637,005, $134,176, $17,487,762, $360,711, $(16,330), and $(3) respectively, that were valued in such a manner.

Securities held by certain funds principally trade in foreign markets. Certain events may occur between the time that foreign markets close and the time at which the Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds an established threshold. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures and are generally categorized as Level 2 in the heirarchy. As of January 31, 2014, no foreign equity securities were fair valued in such a manner.

Investments in Underlying Funds are valued at their NAVs at the close of business each day. Securities held by the Underlying Funds are valued using policies consistent with those used by the Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Investments in other mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Funds' Manager, in consultation with the Funds' Subadvisor(s), if any. Those prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Funds' Manager, in consultation with the Funds' Subadvisor(s), if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Total return swaps contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing agent and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by a single broker quote obtained from the pricing agent with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Funds' investments. As of January 31, 2014, Floating Rate, High Yield Opportunities and Short Duration High Yield held Level 3 securities with values of $43,376,801, $3,435,023 and $2,200,945, respectively, that were valued by single broker quotes and/or deemed to be illiquid.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of the Funds' Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

High Yield Opportunities

Asset Class	Fair Value at 1/31/14	Valuation Technique	Unobservable Inputs	Range (Weighted Average)

Corporate Bond (1 position)	$9,980	Market Approach	Exchange Value	147.5(147.5)

Foreign Bond (1 position)	17,331,296	Market Approach	Yield Discount	75bp(75bp)

Common Stock (1 position)	146,486	Market Approach	EBITDA Multiple	6(6)
	$17,487,762

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Its illiquidity might prevent the sale of such security at a time when the Fund's Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in good faith in such a manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date: March 28, 2014

By:	/s/Jack R. Benintende Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date: March 28, 2014